As filed with the Securities and Exchange Commission on April 19, 2005	Registration No. 333-109860 Registration No. 811-2513

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

Post-Effective Amendment No. 3 To REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor's Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel
ING US Legal Services
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485

X	on April 29, 2005 pursuant to paragraph (b) of Rule 485

PART A PROSPECTUS

ING Life Insurance and Annuity Company and its Variable Annuity Accounts B and C and ING Insurance Company of America and its Variable Annuity Account I
Supplement dated April 29, 2005

This supplement amends certain information contained in the most recent variable annuity contract prospectus and contract prospectus summary, as applicable. Please read it carefully and keep it with your variable annuity contract prospectus and contract prospectus summary, as applicable, for future reference.

______________________________________________________________________

The "Regulatory Matters" sub-section of the prospectus and prospectus summary, as applicable, is hereby deleted and replaced with the following:
Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

Other regulators, including the Securities and Exchange Commission ("SEC") and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

X.REGBCI-05 C05-0411-018R (04/2005)	Page 1 of 2	April 2005

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

Other Regulatory Matters

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

X.REGBCI-05 C05-0411-018R (04/2005)	Page 2 of 2	April 2005
CONTRACT PROSPECTUS - APRIL 29, 2005

Contract. The contract described in this prospectus is a group deferred variable and fixed annuity contract issued by ING Life Insurance and Annuity Company (the Company). It is intended to be used as a funding vehicle for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code). The contract is not available for sale in the state of New York.

Why Reading This Prospectus is Important. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Table of Contents ... page 3

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states. Generally, your plan sponsor will have selected a subset of these variable investment options to be available for investment under your retirement plan.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed above. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Options. Fixed Plus Account II Guaranteed Accumulation Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Options" section of this prospectus on page 16 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

Getting Additional Information. You may obtain the April 29, 2005 Statement of Additional Information (SAI) without charge by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862 or writing to us at the address referenced under "Contract Overview - Questions: Contacting the Company" section of the prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operations of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 53 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.109860-05

CONTRACT PROSPECTUS - APRIL 29, 2005 (CONTINUED)

The Funds

AIM Health Sciences Fund
(Investor Class)(1)(2)

AIM Mid Cap Core Equity Fund
(Class A)(1)

AllianceBernstein Growth and Income Fund (Class A)(1)

Allianz NFJ Small-Cap Value Fund
(Class A) (1)(2)

American Balanced Fund® (Class R-3) (1)

Ariel Appreciation Fund(1)

Ariel Fund(1)

Baron Asset Fund(1)

Baron Growth Fund(1)

EuroPacific Growth Fund® (Class R-3) (1)

Evergreen Special Values Fund (Class A) (1)

Fidelity® Advisor Mid Cap Fund
(Class T)(1)

Fidelity® VIP Contrafund® Portfolio
(Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio
(Initial Class)

Franklin Small Cap Value Securities Fund (Class 2)

Franklin Small-Mid Cap Growth Fund (Class A) (1)

ING American Century Small Cap Value Portfolio (Service Class)

ING Baron Small Cap Growth Portfolio (Service Class)

ING Evergreen Health Sciences Portfolio (Class S)

ING Financial Services Fund (Class A) (1)

ING FMRSM Diversified Mid Cap Portfolio (Class S)

ING GNMA Income Fund (Class A) (1)

ING Intermediate Bond Fund (Class A) (1)

ING International Fund (Class Q) (1)

ING International SmallCap Fund
(Class A) (1) (2)

ING JPMorgan Fleming International Portfolio (Service Class)

ING JPMorgan Mid Cap Value Portfolio (Service Class)

ING LargeCap Growth Fund (Class A) (1)

ING Legg Mason Value Portfolio
(Class S)

ING Marsico Growth Portfolio
(Class S)

ING Marsico International Opportunities Portfolio (Class S)

ING MFS Total Return Portfolio
(Class S)

ING Oppenheimer Global Portfolio
(Initial Class)

ING PIMCO Total Return Portfolio
(Service Class)

ING Real Estate Fund (Class A) (1)

ING Salomon Brothers Aggressive Growth Portfolio (Service Class)

ING Salomon Brothers Fundamental Value Portfolio (Service Class)

ING Solution 2015 Portfolio
(Adviser Class) (3)

ING Solution 2025 Portfolio
(Adviser Class) (3)

ING Solution 2035 Portfolio
(Adviser Class) (3)

ING Solution 2045 Portfolio
(Adviser Class) (3)

ING Solution Income Portfolio
(Adviser Class) (3)

ING T. Rowe Price Capital Appreciation Portfolio (Class S)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)(2)

ING T. Rowe Price Equity Income Portfolio (Class S)

ING T. Rowe Price Growth Equity Portfolio (Service Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING VP Balanced Portfolio, Inc. (Class I)

ING VP Global Science and Technology Portfolio (Class I)

ING VP Index Plus LargeCap Portfolio (Class I)

ING VP Index Plus MidCap Portfolio
(Class I)

ING VP Index Plus SmallCap Portfolio (Class I)

ING VP Intermediate Bond Portfolio
(Class I) (2)

ING VP International Value Portfolio
(Class I)

ING VP Money Market Portfolio (Class I)

ING VP Small Company Portfolio
(Class I)

ING VP Strategic Allocation Balanced Portfolio (Class I)

ING VP Strategic Allocation Growth Portfolio (Class I)

ING VP Strategic Allocation Income Portfolio (Class I)

ING VP Value Opportunity Portfolio
(Class I)

Legg Mason Value Trust, Inc.
(Primary Class) (1)

Lord Abbett Affiliated Fund (Class A) (1)

Lord Abbett Mid-Cap Value Fund
(Class A) (1)

Lord Abbett Small-Cap Value Fund
(Class A) (1)

Massachusetts Investors Growth Stock Fund (Class A) (1)

Mutual Discovery Fund (Class R) (1)

New Perspective Fund® (Class R-3) (1)

Oppenheimer Capital Appreciation Fund (Class A) (1)

Oppenheimer Developing Markets Fund (Class A) (1)

Oppenheimer Main Street Fund®
(Class A) (1)

Pax World Balanced Fund, Inc. (1)

Pioneer Equity Income VCT Portfolio
(Class I)

Pioneer Fund VCT Portfolio (Class I)

Pioneer High Yield Fund (Class A) (1)

Pioneer Mid Cap Value VCT Portfolio (Class I)

T. Rowe Price Mid-Cap Value Fund
(Class R) (1)(4)

Templeton Foreign Fund (Class A) (1)

Templeton Growth Fund, Inc. (Class A) (1)

The Growth Fund of America®
(Class R-3) (1)

The Income Fund of America® (Class R-3) (1)

UBS U.S. Small Cap Growth Fund
(Class A) (1)

Vanguard® Diversified Value Portfolio

Vanguard® Equity Income Portfolio

Vanguard® Small Company Growth Portfolio

Washington Mutual Investors FundSM
(Class R-3) (1)

1	This fund is available to the general public. See "Additional Risks of Investing in the Funds."
2	This fund has changed its name to the name listed above. See Appendix IV - Fund Descriptions on page 60 for a complete list of former and current fund names.
3	These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See "Fees - Fund Fees and Expenses" for additional information.
4	Only available to plans that were offering this fund prior to February 25, 2005.

PRO.109860-05	2

Contract Overview:	4
Who's Who
The Contract and Your Retirement Plan
Contract Rights
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Facts	5
Contract Phases: Accumulation Phase, Income Phase	5
Fee Table	6
Condensed Financial Information	16
Investment Options	16
Transfers	18
Contract Purchase and Participation	19
Contract Ownership and Rights	22
Right to Cancel	22
Fees	23
Your Account Value	30
Withdrawals	32
Loans	33
Systematic Distribution Options	34
Death Benefit	35
The Income Phase	36
Taxation	39
Contract Distribution	46
Other Topics	49

The Company - Variable Annuity Account C - Performance Reporting - Voting Rights - Contract Modification - Legal Matters and Proceedings - Payment Delay or Suspension - Transfer of Ownership; Assignment - Regulatory Matters - Account Termination - Intent to Confirm Quarterly

Contents of the Statement of Additional Information	53

PRO.109860-05	3

CONTRACT OVERVIEW

Questions: Contacting the Company. Contact your local representative or write or call the Company:

ING
USFS Customer Service
Defined Contribution Administration, TS21
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862

Sending forms and written requests in good order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order."

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

The following is a summary. Please read each section of this prospectus for additional information.
Who's Who
You (the participant): The individual who participates in the contract through a retirement plan.
Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.
Contract Holder: The person to whom we issue the contract. Generally, the plan sponsor or a trust.
We (the Company): ING Life Insurance and Annuity Company. We issue the contract.
For greater detail please review "Contract Ownership and Rights" and "Contract Purchase and Participation."
The Contract and Your Retirement Plan
Retirement Plan (plan): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code section under which it qualifies. For example: a "403(b) plan" is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), 457(b), or 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase and Participation."

Contract Rights

Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.109860-05	4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a)/401(k) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See "Right to Cancel."

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends on the income phase payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding, taxation, early withdrawal charges and maintenance fees. See "Withdrawals," "Taxation," and "The Income Phase."

Systematic Distribution Options: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See "Fee Table" and "Fees."

Taxation: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."
Contract Phases
I. The Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provide ING Life Insurance and Annuity Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:

(a) Fixed Interest Options, or

(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

Payments to Your Account
Step 1 â
ING Life Insurance and Annuity Company
(a) â	Step 2	(b) â
Fixed Interest Options	Variable Annuity Account C Variable Investment Options
The Subaccounts
A	B	Etc.
â Step 3 â
Mutual Fund A	Mutual Fund B	Etc.

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.
II. The Income Phase The contract offers several payment options. See "The Income Phase." In general, you may:
Receive income phase payments over a lifetime or for a specified period;
Receive income phase payments monthly, quarterly, semi-annually or annually;
Select an option that provides a death benefit to beneficiaries; and
Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.
PRO.109860-05	5

FEE TABLE

In This Section:

  Maximum Contract Holder
  Transaction Expenses
  Maximum Annual Maintenance Fee
  Separate Account Annual
  Expenses
  Total Annual Fund Operating
  Expenses
  Fees Deducted by the Funds
  Hypothetical Examples

See "Fees" for:

  How, When and Why Fees are Deducted;
  Reduction, Waiver and/or Elimination of Certain Fees;
  Redemption Fees; and
  Premium and Other Taxes

See "The Income Phase" for:

  Fees During the Income
  Phase

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, or transfer cash value between investment options. State premium taxes may also be deducted. Fees during the income phase may differ from those shown below. See "The Income Phase" for further information.

Maximum Contract Holder Transaction Expenses
Maximum Early Withdrawal Charge[1]
(as a percentage of amount withdrawn)	5%

Loan Interest Rate Spread (per annum)[2]	3.0%

1 This is a deferred sales charge The charge reduces over time. We waive the withdrawal charge except on (a) distributions for "in service transfers" of amounts to another 401(a), 401(k), 403(b) or 457(b) product provider for the employer; and (b) distributions due to a severance from employment that would not have qualified as a separation from service under prior IRS guidance. See the "Fees" and "Withdrawal" sections.

2 This is the difference between the rate applied and the rate credited on loans under your contract. See "Loans." Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Maximum Annual Maintenance Fee	$30.00
Separate Account Annual Expenses (as a percentage of average account value)
Maximum Daily Asset Charge[3]	1.75%
Maximum Subaccount Administrative Adjustment Charge[4]	0.80% (on certain funds)
Maximum Transferred Asset Benefit Charge[5]	0.50%
Maximum Total Separate Account Annual Charges	3.05%

3 This is the maximum charge to cover mortality, expense, and administrative risks during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See "Fees - Daily Asset Charge." During the income phase the charge is 1.25% on an annual basis. See "The Income Phase - Charges Deducted."

4 The subaccount administrative adjustment charge is a charge that applies to a select group of investment options. These investment options are identified in the Fees section. The charge is only assessed on assets invested in these investment options, and varies based upon the investment option. For contracts issued before May 1, 2004 (or state regulatory approval, whichever is later), the maximum subaccount administrative adjustment charge is 0.50%. The maximum subaccount administrative adjustment charge we currently apply is 0.60%. See "Fees - Subaccount Administrative Adjustment Charge."

5 This charge covers the costs associated with providing the transferred asset benefit, for contract holders who elect this option. This charge will apply for a maximum of 7 years from the date the contract is issued, depending upon the amount of the transferred asset benefit, and will apply to all participants under the contract, regardless of whether they receive the benefit of the transferred asset benefit.

PRO.109860-05	6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds' most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses* (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	Minimum 0.26%	Maximum 1.72%
* After taking into account any contractual fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be the same as shown above.

Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectuses for additional information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses. The fee and expense information listed below was provided by the funds.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. The fees and expense information shown in the following table was provided by the funds. The column labeled "Fees and Expenses Waived or Reimbursed" shows only contractual waivers or reimbursements that continue through at least May 1, 2006. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2004. There is no guarantee that actual expenses will be the same as those shown in the table.

Fund Expense Table(1)(2)

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
AIM Health Sciences Fund (Investor Class)(3)	0.65%	0.25%	0.42%	1.32%	--	1.32%
AIM Mid Cap Core Equity Fund (Class A) (4)	0.67%	0.35%	0.38%	1.40%	--	1.40%
AllianceBernstein Growth and Income Fund (Class A)(5)	0.47%	0.28%	0.25%	1.00%	--	1.00%
Allianz NFJ Small-Cap Value Fund (Class A)(6)	0.60%	0.25%	0.41%	1.26%	--	1.26%
American Balanced Fund® (Class R-3)(7)(8)	0.25%	0.50%	0.22%	0.97%	--	0.97%
Ariel Appreciation Fund(9)(10)	0.68%	0.25%	0.23%	1.16%	--	1.16%
Ariel Fund(10)	0.58%	0.25%	0.24%	1.07%	--	1.07%
Baron Asset Fund (11)	1.00%	0.25%	0.09%	1.34%	--	1.34%
Baron Growth Fund (11)	1.00%	0.25%	0.08%	1.33%	--	1.33%
EuroPacific Growth Fund® (Class R-3)(12)(13)	0.45%	0.50%	0.34%	1.29%	--	1.29%
Evergreen Special Values Fund (Class A)(14)(15)	0.79%	0.30%	0.34%	1.43%	--	1.43%
Fidelity® Advisor Mid Cap Fund (Class T)(16)	0.58%	0.50%	0.24%	1.32%	--	1.32%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.57%	--	0.11%	0.68%	--	0.68%

PRO.109860-05	7

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.47%	--	0.11%	0.58%	--	0.58%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%	--	0.10%	0.68%	--	0.68%
Franklin Small Cap Value Securities Fund (Class 2)(17)(18)	0.53%	0.25%	0.18%	0.96%	0.04%	0.92%
Franklin Small-Mid Cap Growth Fund (Class A)(18)	0.46%	0.25%	0.28%	0.99%	0.01%	0.98%
ING American Century Small Cap Value Portfolio (Service Class) (19)	1.00%	--	0.65%	1.65%	0.10%	1.55%
ING Baron Small Cap Growth Portfolio (Service Class) (19)	0.85%	--	0.65%	1.50%	0.05%	1.45%
ING Evergreen Health Sciences Portfolio (Class S) (20)	0.75%	--	0.25%	1.00%	--	1.00%
ING Financial Services Fund (Class A) (21)(22)	0.74%	0.25%	0.42%	1.41%	--	1.41%
ING FMRSM Diversified Mid Cap Portfolio (Class S) (23)	0.75%	--	0.26%	1.01%	--	1.01%
ING GNMA Income Fund (Class A) (24)(25)	0.49%	0.25%	0.30%	1.04%	--	1.04%
ING Intermediate Bond Fund (Class A) (24)(25)	0.50%	0.35%	0.33%	1.18%	0.18%	1.00%
ING International Fund (Class Q) (26)(27)	1.00%	0.25%	0.31%	1.56%	--	1.56%
ING International SmallCap Fund (Class A) (26)(27)	1.00%	0.35%	0.37%	1.72%	--	1.72%
ING JPMorgan Fleming International Portfolio (Service Class) (28)	0.80%	--	0.45%	1.25%	--	1.25%
ING JPMorgan Mid Cap Value Portfolio (Service Class) (28)	0.75%	--	0.60%	1.35%	--	1.35%
ING LargeCap Growth Fund (Class A) (22)(29)	0.75%	0.35%	0.51%	1.61%	--	1.61%
ING Legg Mason Value Portfolio (Class S) (23)(30)	0.80%	--	0.26%	1.06%	--	1.06%
ING Marsico Growth Portfolio (Class S) (23)(30)	0.77%	--	0.26%	1.03%	--	1.03%
ING Marsico International Opportunities Portfolio (Class S) (31)(32)	0.54%	--	0.42%	0.96%	0.03%	0.93%
ING MFS Total Return Portfolio (Class S) (23)(30)	0.64%	--	0.25%	0.89%	--	0.89%
ING Oppenheimer Global Portfolio (Initial Class) (33)	0.60%	--	0.06%	0.66%	--	0.66%
ING PIMCO Total Return Portfolio (Service Class) (28)	0.50%	--	0.60%	1.10%	--	1.10%
ING Real Estate Fund (Class A) (22)(29)	0.70%	0.25%	0.42%	1.37%	--	1.37%
ING Salomon Brothers Aggressive Growth Portfolio (Service Class) (28)	0.69%	--	0.38%	1.07%	--	1.07%
ING Salomon Brothers Fundamental Value Portfolio (Service Class) (28)	0.90%	--	0.45%	1.35%	--	1.35%
ING Solution 2015 Portfolio (Adviser Class) (34)(35)	0.79%	0.25%	0.27%	1.31%	0.02%	1.29%
ING Solution 2025 Portfolio (Adviser Class) (34)(35)	0.84%	0.25%	0.27%	1.36%	0.03%	1.33%
ING Solution 2035 Portfolio (Adviser Class) (34)(35)	0.88%	0.25%	0.27%	1.40%	0.03%	1.37%
ING Solution 2045 Portfolio (Adviser Class) (34)(35)	0.92%	0.25%	0.27%	1.44%	0.04%	1.40%
ING Solution Income Portfolio (Adviser Class) (34)(35)	0.61%	0.25%	0.27%	1.13%	--	1.13%

PRO.109860-05	8

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
ING T. Rowe Price Capital Appreciation Portfolio (Class S) (23)(30)	0.66%	--	0.26%	0.92%	--	0.92%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) (33)	0.64%	--	0.02%	0.66%	--	0.66%
ING T. Rowe Price Equity Income Portfolio (Class S) (23)(30)	0.66%	--	0.26%	0.92%	--	0.92%
ING T. Rowe Price Growth Equity Portfolio (Service Class) (28)	0.60%	--	0.40%	1.00%	--	1.00%
ING Van Kampen Comstock Portfolio (Service Class) (19)	0.60%	--	0.60%	1.20%	0.07%	1.13%
ING VP Balanced Portfolio, Inc. (Class I) (36)	0.50%	--	0.09%	0.59%	--	0.59%
ING VP Global Science and Technology Portfolio (Class I) (36)(37)	0.95%	--	0.10%	1.05%	--	1.05%
ING VP Index Plus LargeCap Portfolio (Class I) (36)(37)	0.35%	--	0.09%	0.44%	--	0.44%
ING VP Index Plus MidCap Portfolio (Class I) (36)(37)	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Index Plus SmallCap Portfolio (Class I) (36)(37)	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Intermediate Bond Portfolio (Class I) (36)	0.40%	--	0.08%	0.48%	--	0.48%
ING VP International Value Portfolio (Class I)(38)(39)	1.00%	--	0.22%	1.22%	0.22%	1.00%
ING VP Money Market Portfolio (Class I) (36)	0.25%	--	0.09%	0.34%	--	0.34%
ING VP Small Company Portfolio (Class I) (36)(37)	0.75%	--	0.09%	0.84%	--	0.84%
ING VP Strategic Allocation Balanced Portfolio (Class I) (36)(37)	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Growth Portfolio (Class I) (36)(37)	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Income Portfolio (Class I) (36)(37)	0.60%	--	0.10%	0.70%	0.05%	0.65%
ING VP Value Opportunity Portfolio (Class I) (36)(37)	0.60%	--	0.09%	0.69%	--	0.69%
Legg Mason Value Trust, Inc. (Primary Class)(40)	0.66%	0.95%	0.09%	1.70%	--	1.70%
Lord Abbett Affiliated Fund (Class A)(41)	0.31%	0.35%	0.17%	0.83%	--	0.83%
Lord Abbett Mid-Cap Value Fund (Class A)(42)	0.51%	0.36%	0.26%	1.13%	--	1.13%
Lord Abbett Small-Cap Value Fund (Class A)(43)	0.75%	0.36%	0.22%	1.33%	--	1.33%
Massachusetts Investors Growth Stock Fund (Class A) (44)	0.33%	0.35%	0.24%	0.92%	--	0.92%
Mutual Discovery Fund (Class R)	0.80%	0.50%	0.27%	1.57%	--	1.57%
New Perspective Fund® (Class R-3)(45)(46)	0.39%	0.50%	0.29%	1.18%	--	1.18%
Oppenheimer Capital Appreciation Fund (Class A)(47)	0.57%	0.24%	0.28%	1.09%	--	1.09%
Oppenheimer Developing Markets Fund (Class A)(47)	0.91%	0.24%	0.37%	1.52%	--	1.52%
Oppenheimer Main Street Fund® (Class A)(47)	0.46%	0.25%	0.22%	0.93%	--	0.93%
Pax World Balanced Fund, Inc.	0.50%	0.24%	0.21%	0.95%	--	0.95%
Pioneer Equity Income VCT Portfolio (Class I)	0.65%	--	0.07%	0.72%	--	0.72%
Pioneer Fund VCT Portfolio (Class I)	0.65%	--	0.06%	0.71%	--	0.71%

PRO.109860-05	9

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
Pioneer High Yield Fund (Class A) (48)	0.58%	0.25%	0.19%	1.02%	--	1.02%
Pioneer Mid Cap Value VCT Portfolio (Class I)	0.65%	--	0.07%	0.72%	--	0.72%
T. Rowe Price Mid-Cap Value Fund (Class R)	0.66%	0.50%	0.16%	1.32%	--	1.32%
Templeton Foreign Fund (Class A)(49)	0.61%	0.25%	0.37%	1.23%	--	1.23%
Templeton Growth Fund, Inc. (Class A) (49)	0.60%	0.25%	0.25%	1.10%	--	1.10%
The Growth Fund of America® (Class R-3)(50)	0.29%	0.50%	0.26%	1.05%	--	1.05%
The Income Fund of America® (Class R-3)(51)(52)	0.25%	0.50%	0.27%	1.02%	--	1.02%
UBS U.S. Small Cap Growth Fund (Class A)(53)	0.85%	0.25%	0.46%	1.56%	--	1.56%
Vanguard® Diversified Value Portfolio	0.40%	--	0.02%	0.42%	--	0.42%
Vanguard® Equity Income Portfolio	0.24%	--	0.02%	0.26%	--	0.26%
Vanguard® Small Company Growth Portfolio	0.44%	--	0.02%	0.46%	--	0.46%
Washington Mutual Investors FundSM (Class R-3)(54)(55)	0.28%	0.50%	0.29%	1.07%	--	1.07%
Footnotes to "Fund Expense Table"
(1)

The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments may also be used by the company to finance distribution. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Fees and Expenses" for additional information.

(2)

In the case of fund companies affiliated with the Company, where the Company or an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. The investment management fee shown in the fee table is apportioned between the Company or other affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser, including the Company. This apportionment of the investment advisory fee does not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Fees and Expenses" for additional information.

(3)

The fees and expenses listed above are based upon expenses for the fiscal year ended March 31, 2004. Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc. The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the Fund's prospectus) to 1.90% on Investor Class. This expense limitation agreement is in effect through March 31, 2006. Please refer to the Fund's prospectus for more detailed information.

(4)

The distributor has voluntarily agreed to limit Class A shares Rule 12b-1 distribution plan payments to 0.25% during the period the fund is offered on a limited basis to certain investors. This expense limitation agreement may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors. At the request of the Trustees of AIM Growth Series, AMVESCAP PLC has agreed to reimburse the Trust for fund expenses related to market timing matters. Total annual fund expenses net of the voluntary Rule 12b-1 fee expense limitation agreement and net of this arrangement were 1.30% for AIM Mid Cap Core Equity Fund for Class A shares for the year ended December 31, 2004.

(5) Expense information has been restated to reflect a reduction in management fees effective September 7, 2004.
(6)

The fees and expenses shown are based on the fiscal year ended June 30, 2004. Other Expenses reflects a 0.40% administrative fee paid by each class, which is subject to a reduction of 0.05% on average daily net assets attributable in the aggregate to the Fund's Class A shares in excess of $2.5 billion, and 0.01% in trustees' expenses.

(7)

12b-1 fees may not exceed 0.75% for Class R-3 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

PRO.109860-05	10

(8)

The fund's investment adviser reimbursed certain expenses of the fund and is waiving a portion of its management fees. Please see the fund's prospectus or annual report for details. Figures shown in the Net Annual Fund Operating Expenses column reflect the reimbursement/waiver. As of the fund's last fiscal year-end, the reduction in management fees as a result of the reimbursement/waiver was less than 0.01% (though the impact may appear greater due to rounding.) The reimbursement/waiver for Class R-3 shares did not change the net expenses reported in the table for this share class.

(9)

With respect to Ariel Appreciation Fund, no waivers or reimbursements were made by the Adviser; however, certain shareholder service fees were absorbed by the Fund's custodian during the fiscal year ended September 30, 2004. As a result, "other expenses" and "total annual operating expenses" would otherwise be 0.22% and 1.15%, respectively. The Adviser does not expect the Fund's custodian to absorb any shareholder service fees in the future.

(10)

The fees and expenses shown in the table are based on the fiscal year ended September 30, 2004. The Company receives compensation from Ariel Fund and Ariel Appreciation Fund for administrative, record-keeping and other sub-transfer agency services provided by the Company to the Funds. In addition, the Company receives Rule 12b-1 compensation from Ariel Distributors, Inc., underwriter of the Ariel Mutual Funds, for services related to the distribution of the shares of the Funds. The compensation is based on an annual percentage of the average net assets held in the Funds.

(11)	The fees and expenses shown in the table are based on the fiscal year ended September 30, 2004.
(12)

Annual fund operating expenses shown in the table are annualized based on the fund's fiscal year ended March 31, 2004. 12b-1 fees may not exceed 0.75% for Class R-3 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

(13)

Certain expenses were reimbursed by the fund's investment adviser. Figures shown reflect the reimbursement. Please see the fund's prospectus or annual report for details. The reimbursement for Class R-3 shares did not change the net expenses reported in the table for this share class.

(14)

Expense information listed above is for the fiscal year ended July 31, 2004. The management fees shown in the table have been restated to reflect current fees. The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.36% for Class A.

(15)	Effective April 8, 2005, Rule 12b-1 fees for Class A shares of the fund will be paid at a rate of 0.25% of the fund's average daily net assets.
(16)	The Fund's fiscal year end is November 30.
(17)	While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.
(18)

The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. The Fund's fiscal year end is April 30.

(19)

Other Expenses include a Shareholder Services fee of 0.25%. The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value, ING Baron Small Cap Growth, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.65% for ING American Century Small Cap Value, 1.50% for ING Baron Small Cap Growth and 1.20% for ING Van Kampen Comstock Portfolios.

(20)

The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are based on estimated amounts for the current fiscal year as it had not had a full year of operations as of December 31, 2004. Other Expenses for the Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

(21)

The amounts shown are the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on the Fund's actual operating expenses for its fiscal year ended May 31, 2004, as adjusted for contractual changes, if any, and fee waivers to which the Fund's investment adviser has agreed for the Fund for the current fiscal year. ING Funds Distributor, LLC has contractually agreed to waive 0.10% of the Distribution Fee for Class A shares of ING Financial Services Fund. The fee waiver is for the period beginning September 2, 2004 through May 31, 2005. There is no guarantee that this waiver will continue after that date.

(22)

ING Investments, LLC, the investment adviser to each Fund, has entered into written expense limitation agreements with each Fund under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The expense limits will continue through at least May 31, 2005. The amount of ING LargeCap Growth Fund's expenses waived or reimbursed during the last fiscal year was 0.16%. For further information regarding the expense limitation agreements, see the Fund's prospectus.

PRO.109860-05	11

(23)

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

(24)

The amounts shown are the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its fiscal year ended March 31, 2004, as adjusted for contractual changes, if any, and fee waivers to which the Fund's investment adviser has agreed for each Fund. ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Fund's average daily net assets.

(25)

ING Investments, LLC, the investment adviser to each Fund, has entered into a written expense limitation agreement with the Funds under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year is not reflected in the table. Fees and Expenses Waived or Reimbursed were 0.00% for ING GNMA Income Fund and 0.18% for ING Intermediate Bond Fund. The expense limits will continue through at least March 31, 2006. Pursuant to a side agreement effective February 1, 2004, the expense limit for the Class A shares of ING Intermediate Bond Fund is 1.00% through at least March 31, 2007. There is no guarantee that this side agreement will continue after that date. In addition, ING Funds Distributor, LLC has agreed to waive 0.10% of the Distribution Fee for Class A shares of ING Intermediate Bond Fund. The fee waiver will continue through at least March 31, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(26)

The amounts shown are the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its fiscal year ended October 31, 2004, as adjusted for contractual changes, if any, and fee waivers to which the Fund's investment adviser has agreed for each Fund. ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Fund's average daily net assets.

(27)

ING Investments, LLC, the investment adviser to each Fund, has entered into written expense limitation agreements with each Fund under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The expense limits will continue through at least March 1, 2006. The amount of expenses recouped during the last fiscal year was 0.04% for ING International Fund (Class Q) and 0.03% for ING International SmallCap Fund (Class A). Pursuant to a side agreement dated February 1, 2005, the expense limit for Class Q shares of ING International Fund is 1.85% through March 1, 2006. There is no guarantee that this side agreement will continue after that date. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(28)	Other Expenses include a Shareholder Services fee of 0.25%.
(29)

The amounts shown are the estimated operating expenses for each Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its fiscal year ended May 31, 2004, as adjusted for contractual changes, if any, and fee waivers to which the Fund's investment adviser has agreed for each Fund for the current fiscal year. ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Fund's average daily net assets.

(30)

A portion of the brokerage commissions that the ING Legg Mason Value, ING Marsico Growth, ING MFS Total Return, ING T. Rowe Price Capital Appreciation and ING T. Rowe Price Equity Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 1.06%, 1.00%, 0.88%, 0.90%, and 0.91%, respectively. This arrangement may be discontinued at any time.

(31)

The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as it had not commenced operations as of December 31, 2004. Other Expenses for the Portfolio include a Shareholder Services fee of 0.25%. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for the Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

(32)

Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to the Portfolio under which it will limit expenses of the Portfolio, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of the Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(33)

Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect a decrease as follows: from 0.20% to 0.02% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

PRO.109860-05	12

(34)

The Portfolio is structured as a fund of funds, and invests directly in shares of underlying funds. See "Fees - Fund Expenses" for additional information. The table reflects net operating expenses paid directly and indirectly by each Portfolio. Other Expenses include a Shareholder Services fee of 0.25%. Shareholders of a Portfolio will indirectly bear the expenses of an Underlying Fund based upon the percentage of a Portfolio's assets that is allocated to the Underlying Fund. Because the annual net operating expenses of each Underlying Fund, and a Portfolio's allocation to that Underlying Fund, will vary from year to year, the expenses paid by a Portfolio may vary from year to year. These expense ratios are estimates based on the target allocations among the Underlying Funds based upon information in the fee tables of their prospectuses, which in turn, are based on financial results for the year ended December 31, 2004. For information regarding expenses of the Underlying Funds, see the Fund's prospectus. Other Expenses are estimated for each Portfolio's current fiscal year. Operating expenses are shown without allocations to the Fixed Account. Estimated net operating expenses for the Adviser Class shares including allocations to the Fixed Account would be 1.08% for ING Solution Income Portfolio; 1.21% for ING Solution 2015 Portfolio; 1.31% for ING Solution 2025 Portfolio; 1.39% for ING Solution 2035 Portfolio; and 1.42% for ING Solution 2045. See the Fund's prospectus for further information regarding investment into the Fixed Account and expenses including the Fixed Account.

(35)

The Fund's adviser has entered into a written expense limitation agreement with respect to each Portfolio under which it will limit expenses of the Solutions Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the Fund's adviser within three years. The amount of each Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(36)

The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

(37)

ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(38)

The amounts shown are the estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets based on the Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the Portfolio's investment adviser, has agreed for the Portfolio for the current fiscal year.

(39)

ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of the Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(40)	The fees and expenses shown in the table are based on expenses incurred during the Fund's most recent fiscal year ended March 31, 2004.
(41)	The Fund's fiscal year end is October 31.
(42)

12b-1 Fee, Total Annual Fund Operating Expenses, and Net Annual Fund Operating Expenses for the Lord Abbett Mid-Cap Value Fund have been restated from fiscal year amounts to reflect estimated current fees and expenses. The Fund's fiscal year end is December 31.

(43)

12b-1 Fee, Other Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses for the Lord Abbett Small-Cap Value Fund have been restated from fiscal year amounts to reflect estimated current fees and expenses. The Fund's fiscal year end is November 30.

(44)

The fund's expenses are based on figures for the fund's fiscal year ended November 30, 2004. The fund's Rule 12b-1 plan permits it to pay distribution and service fees to support the sale and distribution of the fund's class A shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements are set forth under "Distribution and Service Fees" in the fund's prospectus. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements that reduce or recapture fund expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account Total Annual Fund Operating Expenses would be lower.

(45)

Annual fund operating expenses shown in the table are based on the fund's fiscal year ended September 30, 2004. 12b-1 fees may not exceed 0.75% for Class R-3 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

PRO.109860-05	13

(46)

The fund's investment adviser is waiving a portion of its management fees. Figures shown reflect the waiver. Please see the fund's prospectus or annual report for details. The reimbursement for Class R-3 shares did not change the net expenses reported in the table for these share classes.

(47)

The fees and expenses in the table are based on the Fund's expenses during its fiscal year ended August 31, 2004. Expenses may vary in future years. Other Expenses include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The Other Expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. After the waiver, the actual Other Expenses and Total Fund Annual Operating Expenses were the same as shown above for Class A shares.

(48)	Expenses shown are based on the fund's fiscal year ended October 31, 2004. The fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.
(49)	The Fund's fiscal year end is August 31.
(50)

Annual fund operating expenses shown in the table are based on the fund's fiscal year ended August 31, 2004. 12b-1 fees may not exceed 0.75% for Class R-3 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

(51)

Annual fund operating expenses shown in the table are based on the fund's fiscal year ended July 31, 2004. 12b-1 fees may not exceed 0.75% for Class R-3 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

(52)

Certain expenses were reimbursed by the fund's investment adviser. Figures shown reflect the reimbursement. Please see the fund's prospectus or annual report for details. The reimbursement for Class R-3 shares did not change the net expenses reported in the table for this share class.

(53)

The management fee listed above reflects the management fee in place for the fiscal year ended June 30, 2005. Prior to November 10, 2003, the management fee was 1.00%. The expenses shown are based on expenses incurred during the Fund's most recent fiscal year ended June 30, 2004. Other Expenses includes an administrative fee of 0.075% paid by the Fund to UBS Global Asset Management (Americas) Inc. The Trust, with respect to the Fund, and the Fund's Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2005, otherwise would exceed 1.28%. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

(54)

Annual fund operating expenses shown in the table are annualized based on the fund's fiscal year ended April 30, 2004. 12b-1 fees may not exceed 0.75% for Class R-3 of the class' average net assets annually. A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

(55)

Certain expenses were reimbursed by the fund's investment adviser. Figures shown reflect the reimbursement. Please see the fund's prospectus or annual report for details. The reimbursement for Class R-3 shares did not change the net expenses reported in the table for this share class.

PRO.109860-05	14

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include maximum contract holder transaction expenses, the maximum separate account annual expenses including the annual maintenance fee of $30 (converted to a percentage of assets equal to 0.503%), and the fund fees and expenses.

Example 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$951	$1,860	$2,677	$4,445	$448	$1,352	$2,266	$4,445

Example 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$871	$1,628	$2,298	$3,712	$364	$1,106	$1,870	$3,712
*

This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump sum withdrawal is requested within five years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

PRO.109860-05	15
CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix V, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. These tables show the values of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge at the address and telephone number listed in "Contract Overview - Questions: Contacting the Company," by accessing the SEC's web site, or by contacting the SEC Public Reference Room.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed Accumulation Account prospectus.

Selecting Investment Options

  Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.

  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

  Be informed. Read this prospectus, the fund prospectuses, fixed interest appendices and the Guaranteed Accumulation Account prospectus.

Limits on Option Availability. Some investment options may not be available through certain contracts and plans or in some states. In general, your plan sponsor will have selected a subset of variable investment options to be available for investment under your retirement plan. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (available to 403(b) and some 401 and 457 (b) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount, the Fixed Plus Account II and each classification of the Guaranteed Accumulation Account selected counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

PRO.109860-05	16

Additional Risks of Investing in the Funds.

Insurance-Dedicated Funds. (Mixed and Shared Funding) Some of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "insurance-dedicated funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.
"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.
Mixed--bought for annuities and life insurance
Shared--bought by more than one company
Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

AIM Health Sciences Fund
(Investor Class)

AIM Mid Cap Core Equity Fund (Class A)

AllianceBernstein Growth & Income Fund (Class A)

Allianz NFJ Small-Cap Value Fund
(Class A)

American Balanced Fund® (Class R-3)

Ariel Appreciation Fund

Ariel Fund

Baron Asset Fund

Baron Growth Fund

EuroPacific Growth Fund® (Class R-3)

Evergreen Special Values Fund
(Class A)

Fidelity® Advisor Mid Cap Fund (Class T)

Franklin Small-Mid Cap Growth Fund (Class A)

ING Financial Services Fund (Class A)

ING GNMA Income Fund (Class A)

ING Intermediate Bond Fund
(Class A)

ING International Fund (Class Q)

ING International SmallCap Fund (Class A)

ING LargeCap Growth Fund (Class A)

ING Real Estate Fund (Class A)

Legg Mason Value Trust, Inc.
(Primary Class)

Lord Abbett Affiliated Fund (Class A)

Lord Abbett Mid-Cap Value Fund (Class A)

Lord Abbett Small-Cap Value Fund
(Class A)

Massachusetts Investors Growth Stock Fund (Class A)

Mutual Discovery Fund (Class R)

New Perspective Fund® (Class R-3)

Oppenheimer Capital Appreciation Fund (Class A)

Oppenheimer Developing Markets Fund (Class A)

Oppenheimer Main Street Fund® (Class A)

Pax World Balanced Fund, Inc.

Pioneer High Yield Fund (Class A)

T. Rowe Price Mid-Cap Growth Fund (Class R)

T. Rowe Price Mid-Cap Value Fund
(Class R)*

Templeton Foreign Fund (Class A)

Templeton Growth Fund, Inc. (Class A)

The Growth Fund of America®
(Class R-3)

The Income Fund of America®
(Class R-3)

UBS U.S. Small Cap Growth Fund
(Class A)

Washington Mutual Investors FundSM (Class R-3)

* Only available to plans that were offering this fund prior to February 25, 2005.

See "Taxation--403(b) Plans" for a discussion of investing in one of the public funds under a 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

PRO.109860-05	17

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. See "The Income Phase" for additional information about transfers during the income phase. Transfers from the Fixed Plus Account II are restricted as outlined in Appendix I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically, subject to restrictions that may be imposed by the Company. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office, or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions, (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits Imposed by Underlying Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a sub-account if the sub-account's investment in its corresponding fund is not accepted by the fund for any reason.

Limits on Frequent or Disruptive Transfers. , The contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract holders and participants. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

1) exceeds our then-current monitoring standard for frequent trading;

2) is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

3) if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract holders or participants,

we will take the following actions to deter such transfer activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

PRO.109860-05	18

Additionally, if such transfer activity is initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners or participants, we will also take the following actions, without prior notice: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract holders, participants and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract holders and participants or, as applicable, to all contract holders and participants investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

The Dollar Cost Averaging Program. The contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. However, you must have an account value of at least $5,000 before you can participate in the dollar cost averaging program. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview -- Questions: Contacting the Company."

Dollar cost averaging is not available if you elect to participate in the account rebalancing program.

The Account Rebalancing Program. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: ING Life Insurance and Annuity Company, Technical Services, 151 Farmington Avenue, Hartford, CT 06156-1268, phone: 1-800-262-3862, fax: (860) 723-9620.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.
CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group deferred variable annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a), 401(k), 403(b) and 457(b). The contracts may not be available in all states.

ERISA Notification. Some plans under Sections 401 and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

PRO.109860-05	19

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), 403(b), or 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative.

Purchasing the Contract.
1.	The contract holder submits the required forms and application to the Company.
2.	We approve the forms and issue a contract to the contract holder.
Participating in the Contract.
1.	We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2.

If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

  Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that lump sum payments or installment payments meet certain minimums.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.ingretirementplans.com. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

Transferred Asset Benefit Option. The Company may provide a transferred asset benefit (TAB) option to the contract holder in connection with the purchase of the contract in order to help defray charges that may apply when assets are transferred from another financial provider. If this option is selected, the Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company. The TAB will be allocated pursuant to directions received from the contract holder, after the expiration of the applicable state free-look period.

PRO.109860-05	20

In the event that the contract holder elects the TAB option, there will be an additional transferred asset benefit charge not to exceed 0.50%, and a reduction in the Fixed Plus Account II interest credited rate not to exceed 0.50%, which will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. The transferred asset benefit charge and decrease in the interest credited rate will apply for a period not to exceed 7 contract years, and will not, over the period of time that the TAB charge and decreased interest rate is in effect, exceed the TAB percentage applied to the contract (i.e. if a 4.0% TAB is credited to the contract, the aggregate transferred asset benefit charge and reduction to the Fixed Plus Account II credited interest rate will not exceed 4.0%). In addition, an early withdrawal charge schedule will generally apply when the TAB option is elected by the contract holder. See "Fee Table" and "Fees."

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See "Taxation."

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

(1)

Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

(2)

Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3)

Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4)

Exchanges - If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

PRO.109860-05	21
CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.
Who Owns Money Accumulated Under the Contract?

  Under Governmental 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.

  Under Tax-Exempt 457(b) Plans. In order to avoid being subject to the Employee Retirement Income Security Act of 1974 (ERISA), 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer's general creditors.

  Under 403(b), 401(a) or 401(k) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

  Who Holds Rights Under the Contract? Under all contracts, except group contracts issued through a voluntary 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

  If you participate in a group contract through a voluntary 403(b) plan, you hold all rights under the contract.

  For additional information about the respective rights of the contract holder and participants under 403(b), 401(a) and 401(k) plans, see Appendix III.

RIGHT TO CANCEL

  When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

  If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.

  Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at our Home Office. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any daily asset charges, subaccount administrative adjustment charges or transferred asset benefit charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

PRO.109860-05	22

FEES

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

  Types of Fees

  There are certain types of fees or charges which you may incur under the contract:

  I. Maximum Transaction Fees

    Early Withdrawal Charge
    Annual Maintenance Fee
    Redemption Fees

  II. Fees Deducted from the Subaccounts
    Daily Asset Charge
    Subaccount Administrative Adjustment Charge
    Transferred Asset Benefit Charge

  III. Fund Expenses

  IV. Premium and Other Taxes

I. Maximum Transaction Fees Early Withdrawal Charge

  Under the contract, withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

  Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the daily asset charges and subaccount administrative adjustment charge (if any), to make up the difference. An early withdrawal charge will also apply if the contract holder has elected to purchase the transferred asset benefit option.

  Amount: This charge is a percentage of the amount that you withdraw from the subaccounts and the Guaranteed Accumulation Account. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account II. If the charge is in effect, the amount withdrawn will be the amount requested reduced by any applicable early withdrawal charge. The percentage is determined by the early withdrawal charge schedule that applies to your contract. The maximum withdrawal charge is 5% and the duration of the withdrawal charge schedule can vary from zero to 7 years. The charge will never be more than the maximum permitted by the rules of the National Association of Securities Dealers.

  The schedule below reflects the maximum early withdrawal charge schedule that may apply to a contract. The actual early withdrawal charge schedule that applies to a particular contract will vary based upon underwriting guidelines, which will be applied in a manner that is not unfairly discriminatory against any contract holder. The factors considered in determining the exact early withdrawal schedule include:

--	The number of participants in the plan;
--	The type and nature of the group to which a contract is issued;
--	The expected level of assets and/or cash flow under the plan;
--	The broker or our agent's involvement in sales activities;
--	The amount and type of compensation paid to those selling the contract;
--	Our sales-related expenses;
--	Distribution provisions under the plan;
--	The plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;
--	The level of employer involvement in determining eligibility for distributions under the contract;

PRO.109860-05	23

--	Our assessment of financial risk to the Company relating to withdrawals;
--	Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor; and
--	Whether the plan sponsor has elected to offer the transferred asset benefit option.

  We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Maximum Early Withdrawal Charge Schedule
Withdrawals from Variable Investment Options
Contract Years Completed Fewer than 5 5 or more but fewer than 7 7 or more	Maximum Early Withdrawal Charge 5% 4% 0%

  Waiver of Early Withdrawal Charge. The early withdrawal charge only applies to (a) distributions for "in service transfers" where such transfers are made to another 403(b), 401(a), 401(k), or 457(b) product provider for the employer including but not limited to transfers by the contract holder of all participant accounts to a new product provider, as well as participant initiated transfers pursuant to Revenue Ruling 90-24; and (b) distributions due to a "severance from employment" that would not otherwise have qualified as a separation from service under prior IRS "same desk" guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). In all other instances the early withdrawal charge is waived for any distribution allowed under the Tax Code.

Annual Maintenance Fee
Maximum Amount. $30.00.

  When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on the account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may also deduct this fee annually on the anniversary of the issue date of the contract, rather than on your contract anniversary. It is generally deducted on a pro rata basis from the account value invested in the subaccounts and the fixed interest options. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, pro rata from your account value invested in the subaccounts and fixed interest option in each account.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining the accounts.

  Reduction. The actual charge that applies to the contract issued to your contract holder may be lower than the maximum amount noted above. For contracts with less than $5 million in assets, the maintenance fee will vary strictly by the total assets in the contract, the average participant balance, and the amount and type of compensation paid to those selling the contract. Due to factors on which the fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change, but it will never exceed the maximum of $30.

  For contracts with assets equal to or greater than $5 million, the maintenance fee will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:

The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

PRO.109860-05	24

    The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;
The amount and type of compensation paid to those selling the contract;
The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;
The projected frequency of distributions; and
The type and level of other factors that affect the overall administrative expense.

  Due to factors on which the fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change, but it will never exceed the maximum of $30.

  We will determine any reduction of the annual maintenance fee on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

  Redemption Fees

  If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transaction you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value.

II. Fees Deducted from the Subaccounts
Daily Asset Charge

  Maximum Amount. The maximum charge during the accumulation phase is 1.75% annually (of your account value invested in the subaccounts). The actual charge that applies to your contract will depend on the level of assets with the Company, average participant balance, and the compensation paid to those distributing the contract. During the income phase, the charge is 1.25% annually (of your account value invested in the subaccounts during the income phase).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from the Fixed Plus Account II.
Purpose. This fee compensates us for the risks we assume under the contracts and the expenses we expect to incur in administering the contract. It consists of the following components:
    The mortality risk component is the risk associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

The expense risk component is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.
The administrative charge component is designed to help defray our administrative expenses that can not be covered by the mortality risk component and/or the expense risk component.

  If the amount we deduct for this fee is not enough to cover our risks and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

PRO.109860-05	25

  Reduction. The actual charge that applies to a contract may be lower than the maximum amounts noted above. For contracts with less than $5 million in assets, the daily asset charge will vary strictly by the total assets in the contract, the average participant balance, and the amount and type compensation being paid to those who sell the contract. Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change but it will never exceed the maximum.

  For contracts with assets equal to or greater than $5 million, the daily asset charge will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:

The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

    The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

The frequency, consistency and method of submitting payments and loan repayments;
The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;
The amount and type of compensation paid to those selling the contract;
Whether a guaranteed death benefit has been selected by the contract holder;
The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;
The projected frequency of distributions; and
The type and level of other factors that affect the overall administrative expense.

  Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

  We will determine any reduction of the daily asset charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Subaccount Administrative Adjustment Charge
Maximum Amount. 0.80%. For contracts issued before May 1, 2004 (or state regulatory approval, whichever is later), the maximum subaccount administrative adjustment charge is 0.60%.

  When/How. This fee is only deducted daily from the subaccounts for a select group of investment options. The charge will vary by investment option, but will never exceed the maximum amount. The investment options where this fee applies are noted below:

Fund or Fund Family	Charge	Fund or Fund Family	Charge
AIM Health Sciences Fund (Investor Class)	0.25%	ING VP Index Plus Small Cap Portfolio (Class I)	0.40%
AIM Mid Cap Core Equity Fund (Class A)	0.15%	ING VP Money Market Portfolio (Class I)	0.50%
AllianceBernstein Growth & Income Fund (Class A)	0.20%	ING VP Strategic Allocation Fund Family (Class I)	0.15%
Ariel Fund Family	0.35%	ING VP Value Opportunity Portfolio (Class I)	0.15%
Baron Fund Family	0.20%	Legg Mason Value Trust, Inc. (Primary Class)	0.10%
Evergreen Special Values Fund (Class A)	0.25%	Lord Abbett Fund Family (Class A)	0.20%
Fidelity® Advisor Mid Cap Fund (Class T)	0.05%	Massachusetts Investors Growth Stock Fund (Class A)	0.25%

PRO.109860-05	26

Fund or Fund Family	Charge	Fund or Fund Family	Charge
Fidelity® VIP Fund Family (Initial Class)	0.40%	Oppenheimer Fund Family (Class A)	0.20%
Franklin® Fund Family (Class A and Class 2)	0.20%	Pax World Balanced Fund, Inc.	0.20%
ING Investors Trust Fund Family (Class S)	0.10%	PIMCO NFJ Small-Cap Value Fund (Class A)	0.20%
ING VP Balanced Portfolio, Inc. (Class I)	0.25%	Pioneer Fund Family (Class A)	0.20%
ING VP Bond Portfolio (Class R)	0.35%	Pioneer VCT Fund Family (Class I)	0.35%
ING VP Global Science and Technology Portfolio (Class I)	0.15%	Templeton Fund Family (Class A)	0.20%
ING VP Index Plus LargeCap Portfolio (Class I)	0.40%	UBS U.S. Small Cap Growth Fund (Class A)	0.20%
ING VP Index Plus MidCap Portfolio (Class I)	0.40%	Vanguard® Variable Insurance Fund Family	0.60%

  Purpose. This fee is used to help defray additional expense risk due to the decreased level of revenue that the Company receives in connection with the investment options. The risk is that actual expenses we incur under the contracts will exceed the maximum amounts that we can charge.

Transferred Asset Benefit Charge
Maximum Amount. 0.60%

  When/How. This fee is only charged when a contract holder elects the transferred asset benefit (TAB) option. If charged, this fee is deducted daily from the subaccounts during the accumulation phase. It is not deducted from the Fixed Plus Account II. The fee will apply for a period of time not to exceed 7 contract years, and will apply to all participants during this time period, even if they do not receive the benefit of the TAB.

  Purpose. The fee helps defray costs that the Company incurs in offering the TAB option. This option is designed to offset charges that may apply when assets are transferred from another financial provider who has imposed a cancellation penalty on the transfer. The Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company and will apply a transferred asset benefit charge for a period not to exceed 7 contract years. The number of contract years during which the fee will be assessed will depend on the dollar amount applied.

Reduction. This fee may be reduced if the dollar amount the Company applies is less than 0.50% of total plan assets transferred to the Company.
III. Fund Fees and Expenses

  As shown in the Fund Expense Table which begins on page 7 of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner or participant services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the fund's fees and expenses, review each fund's prospectus.

PRO.109860-05	27

  The Company or its U.S. affiliates receive varying levels of revenue from each of the funds available through the contract. In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by the Company or other Company affiliates (included but not limited to ING Investments, LLC and Directed Services, Inc.), which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by the Company or a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generally generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds

  Affiliated funds are (a) funds managed by the Company, ING Investments, LLC, Directed Services, Inc. or other Company affiliates, which may or may not also be subavised by another Company affiliate; and (b) funds managed by the Company or a Company affiliate but which are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

    For those funds which the Company serves as investment adviser, a share of the management fee deducted from fund assets and included within the "Management (Advisory) Fees" column of the Fund Expense Table that begins on page 7 of this prospectus;

    Service fees that are deducted from fund assets and included within the "Other Expenses" column of the Fund Expense Table;

    For Certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 Fees" column of the Fund Expense Table; and

  Additionally, the Company receives other revenues from affiliated funds which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadivser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

  Types of Revenue Received from Unaffiliated Funds

  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

PRO.109860-05	28

  Revenues received by the Company or its affiliates from unaffiliated funds include:

    For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table; and

    Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the contract. These additional payments are not disclosed in the Fund Expense Table and do not increase directly or indirectly the fees and expenses shown in the Fund Expense Table. These additional payments may be used by us to finance distribution of the contract.

  The following table shows the 18 unaffiliated fund families and/or investment management groups which have funds currently offered through the contract, ranked according to the total amount they paid to the Company or its affiliates in 2004, in connection with the registered variable annuity contracts issued by the Company:

1)	Fidelity Investments	10)	American Funds
2)	Oppenheimer Funds	11)	PAX World Funds
3)	AIM Investments	12)	UBS Funds
4)	MFS Investment Management	13)	Allianz Funds
5)	Lord Abbett Funds	14)	T. Rowe Price Funds
6)	Franklin Templeton Investments	15)	Ariel Mutual Funds
7)	Pioneer Investments	16)	Baron Funds
8)	Alliance Capital Management L.P.	17)	Vanguard Mutual Funds
9)	Evergreen Investments	18)	Legg Mason Funds

  If the revenues received from affiliated funds were included in the table above, payments from ING Investments, LLC and other Company affiliates would be at the top of the list.

  Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.

  Certain funds may be structured as fund of funds (including ING Solution portfolios). These may have higher fees and expenses than a fund that invests directly in debt and equity securities. The Fund Expense Table included in the "Fee Table" section reflects the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the Fund Expense Table and on the front page of this prospectus.

IV. Premium and Other Taxes
Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

  When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

PRO.109860-05	29
YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:
Account dollars directed to the fixed interest options, including interest earnings to date; less
Any deductions from the fixed interest options (e.g. withdrawals); plus
The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

  Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

  Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the daily asset charge, the subaccount administrative adjustment charge (if any) and the transferred asset benefit charge (if applicable). We discuss these deductions in more detail in "Fee Table" and "Fees."

  Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

  Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.
Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
The net assets of the fund held by the subaccount as of the current valuation; minus
The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);
Divided by the total value of the subaccount's units at the preceding valuation;

  Minus a daily deduction for the daily asset charge, the transferred asset benefit charge (if applicable) and subaccount administrative adjustment charges (if any) and any other fees deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

PRO.109860-05	30

  Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A and 80 accumulation units of subaccount B.

  Step 1: An investor contributes $5,000.

  Step 2:

  A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

  B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

  Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

$5,000 contribution
Step 1 â
ING Life Insurance and Annuity Company
Step 2 â
Variable Annuity Account C
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
â Step 3 â
Fund A	Fund B

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

  Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

PRO.109860-05	31

WITHDRAWALS

  Deductions for Taxes

  Amounts withdrawn may be subject to tax penalties and withholding. See "Taxation." To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview -- Questions: Contacting the Company."

  Making a Withdrawal.   Subject to limitations on withdrawals from the Fixed Plus Account II and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

    Select the withdrawal amount.

    Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) minus any applicable early withdrawal charge, plus the amount available for withdrawal from the Fixed Plus Account II.

    Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts or the Guaranteed Accumulation Account, and any positive or negative market value adjustments for amounts withdrawn from the Guaranteed Accumulation Account. The amount available from the Fixed Plus Account II may be limited.

  For a description of limitations on withdrawals from the Fixed Plus Account II, see Appendix I.

    Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

Properly complete a disbursement form and submit it to the Home Office.

  Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

1.	As of the next valuation date after we receive a request for withdrawal in good order at our Home Office; or
2.	On such later date as specified on the disbursement form.

  Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

PRO.109860-05	32

  Reinvestment Privilege. The contract allows for a one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinvestment of amounts withdrawn from the Guaranteed Accumulation Account. See Appendix II. Seek competent advice regarding the tax consequences associated with reinvestment.

  Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

  Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship, of the following: (1) Salary reduction contributions made after December 31, 1988 and; (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals).

  The contract may require that the contract holder certify that you are eligible for the distribution.

  Waivers of Early Withdrawal Charge and Fixed Plus Account II Full Withdrawal Provisions. Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account II full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS "same desk" guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001).

LOANS

  Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account II. Additional restrictions may apply under the Tax Code or due to our administrative practices. Currently loans are only available from 403(b) plans utilizing this prospectus. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

  Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.

  Loan Interest. Interest will be applied on loaned amounts. The difference between the rate applied and the rate credited on loans under your contract is currently 2.5% per annum (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

PRO.109860-05	33

SYSTEMATIC DISTRIBUTION OPTIONS

  Features of a Systematic
  Distribution Option

  If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

  Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. No early withdrawal charge applies to amounts paid out under systematic distribution options. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include the following:

    SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

    ECO--Estate Conservation Option. Also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's required minimum distribution. Under ECO, the Company calculates the minimum distribution amount required by law at age 70 1/2 (for certain plans, 70 1/2 or retirement, if later) and pays you that amount once a year.

    Other Systematic Distribution Options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company's Home Office.

  Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

  Terminating a Systematic Distribution Option. Once you elect a systematic distribution option, except for accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers, you may revoke it at any time through a written request to our Home Office. Once revoked, an option may not be elected again, until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

PRO.109860-05	34

DEATH BENEFIT

  The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary).

    Under contracts issued in connection with most types of plans except voluntary 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

    Under contracts issued in connection with voluntary 403(b) plans, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.
During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

During the Accumulation Phase Payment Process
1.	Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
2.	The payment request should include selection of a benefit payment option.
3.	Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at our USFS Customer Service Center, we will mail payment, unless otherwise requested.
Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.
Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:
Lump-sum payment;
Payment under an available income phase payment option (see "Income Phase -- Payment Options"); and
If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (not available under all plans).

  Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options under the contract.

The account value may also remain invested in the contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

  Death Benefit Calculation. The death benefit will be based on your account value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix II and in the Guaranteed Accumulation Account prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order.

PRO.109860-05	35

  Some contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

(a)

  Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

(b)	The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

  Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

THE INCOME PHASE

During the income phase you receive payments from your accumulated account value.

  Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

Start date;
Income phase payment option (see the income phase payment options table in this section);
Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
Choice of fixed or variable income phase payments;
Selection of an assumed net investment rate (only if variable income phase payments are elected); and
Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

  The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

  What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

  Variable Income Phase Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select, based on what subaccounts are available during the income phase at the time you make your selection. Not all subaccounts available during the accumulation phase may be available during the income phase. We currently allow you to choose up to 18 subaccounts at any one time and we allow 12 free transfers per calendar year. We reserve the right to allow additional transfers in excess of 12 per calendar year. For variable payments, an assumed net investment rate must be selected.

PRO.109860-05	36

  Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

  If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

  For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview -- Questions: Contacting the Company."

  Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options.

  Charges Deducted. When you select an income payment phase option (one of the options listed in the tables immediately below), a daily asset charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality, expense and administrative risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

  Required Minimum Payment Amounts. The first payment amount must meet the minimums stated in the contract. This amount is currently $50 per month or $250 per year, but the Company reserves the right to increase these amounts, if allowed by state law, based on increases reflected in the Consumer Price Index - Urban (CPI-U) since July 1, 1993. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

  Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our Home Office.

  Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options under the contract.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

PRO.109860-05	37

  Income Phase Payment Options

  The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts may restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

  Terms used in the Tables:

  Annuitant:   The person(s) on whose life expectancy the income phase payments are calculated.

  Beneficiary:   The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

  Length of Payments:   For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment's due date.
  Death Benefit--None: All payments end upon the annuitant's death.

Life Income-- Guaranteed Payments*

  Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
  Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income-- Two Lives

  Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
  Continuing Payments:
  (a)  When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
  (b)  100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
  Death Benefit--None: All payments end after the death of both annuitants.

Life Income-- Two Lives-- Guaranteed Payments*

  Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
  Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
  Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income-- Cash Refund Option (fixed payment only)

  Length of Payments: For as long as the annuitant lives.
  Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Life Income-- Two Lives-- Cash Refund Option (fixed payment only)

  Length of Payments: For as long as either annuitant lives.
  Continuing Payment: 100% of the payment to continue after the first death.
  Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options
Nonlifetime-- Guaranteed Payments*

  Length of Payments: Payments will continue for 5-30 years based upon the number of years you choose when selecting this option. In certain cases a lump-sum payment may be requested at any time (see below).
  Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

  Lump-Sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees -- Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.

  Calculation of Lump-Sum Payments:   If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5% assumed net investment rate for variable payments).

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.
PRO.109860-05	38

TAXATION

  I. Introduction

  This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

    Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

    Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

    This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

    We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

  For more comprehensive information contact the Internal Revenue Service (IRS).

  In This Section

  I. Introduction

  II. Your Retirement Plan

  III. Withdrawals and Other
  Distributions
    Taxation of Distributions
    Taxation of Death
    Benefits
    10% Penalty Tax
    Withholding for Federal Income Tax Liability

  IV. Required Minimum Distributions

  V. Rules Specific to Certain
  Plans
    403(b) Plans
    401(a), 401(k) and 403(b) Plans
    457(b) Plans

  VI. Possible Changes in Taxation

  VII. Taxation of the Company

  When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

  We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. No attempt is made to provide more than general information about the use of the contract with tax-qualified retirement arrangements.

  Taxation of Gains Prior to Distribution.   Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

  Investor Control. The IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

  Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

  II. Your Retirement Plan

  The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.

PRO.109860-05	39

  Plan Types. The contract is designed for use with retirement plans that qualify under Tax Code sections 401(a), 401(k), 403(b) or 457(b). The contract provides the investment options, payout options, and other features described in this prospectus, but does not provide tax benefits beyond those provided by the plan. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(b) or 457(b) also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

  The Contract and Retirement Plans. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.
Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
(1) a plan participant as a means to provide benefit payments;
(2) an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
(3) to the Company as collateral for a loan.
III. Withdrawals and Other Distributions
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.
We report the taxable portion of all distributions to the IRS.
Taxation of Distributions
401(a), 401(k), 403(b) and 457(b) Plans. All distributions from 401(a), 401(k), 403(b) and 457(b) plans are taxed as received unless either of the following is true:

    A 401(a), 401(k), 403(b) or governmental 457(b) plan distribution is an eligible rollover distribution and it is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

  457(b) Plans. All amounts received under a governmental 457(b) plan are includible in gross income when paid, unless the distribution is rolled over to another eligible retirement plan or to a traditional IRA in accordance with the Tax Code. Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding. Under non-governmental, tax exempt 457(b) plans, all amounts are taxed when paid or otherwise made available to you and are subject to mandatory federal income tax withholding as wages, except death benefits. No withholding is required on payments to beneficiaries.

PRO.109860-05	40

Taxation of Death Benefits
In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.
10% Penalty Tax

  401(a), 401(k), 403(b) or Governmental 457 Plans. Under certain circumstances the Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k) or 403(b) plan or from amounts distributed from a governmental 457(b) plan that are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan unless certain exceptions, including one or more of the following have occurred:

(a)	You have attained age 59 1/2;
(b)	You have become disabled, as defined in the Tax Code;
(c)	You have died and the distribution is to your beneficiary;
(d)	You have separated from service with the plan sponsor at or after age 55;
(e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
(f)

  The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary, and you have had a separation from service with the plan sponsor;

(g)	The distribution is made due to an IRS levy upon your account; or
(h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO).

  In addition, the penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

  Withholding for Federal Income Tax Liability

  Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

  401(a), 401(k), 403(b) Plans or Governmental 457(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

  Non-Governmental Tax Exempt 457(b) Plans. All distributions from a non-governmental 457 plan, except death benefit proceeds or amounts rolled over to a traditional IRA, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

  Non-resident Aliens. If you or a designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans sponsored by tax exempt, non-governmental employers.

  IV. Required Minimum Distributions

  To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distributions imposed by the Tax Code. These rules dictate the following:

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.
Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

PRO.109860-05	41

    Under 401(a), 401(k), 403(a) and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70 1/2; or

  Under 403(b) plans, the Company maintains records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance be distributed earlier.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.
Distribution Amounts. The amount of each periodic distribution must be calculated in accordance with Tax Code Section 401(a)(9).
50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.
Minimum Distribution of Death Benefit Proceeds. Different distribution requirements apply if your death occurs:
On or after you begin receiving minimum distributions under the contract; or
Before you begin receiving such distributions.

  If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) and the regulations thereunder provides specific rules for calculating the minimum required distributions at your death.

  The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distributions that must be taken.

  Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following time-frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.
Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, the distribution must begin by the later of the following:
December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70 1/2.

PRO.109860-05	42

V. Rules Specific to Certain Plans
403(b) Plans

  Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

  In addition to being offered as an investment option under the contract, shares of certain of the funds:

  AIM Health Sciences Fund (Investor Class)

  AIM Mid Cap Core Equity Fund (Class A)

  AllianceBernstein Growth & Income Fund (Class A)

  Allianz NFJ Small-Cap Value Fund
  (Class A)

  American Balanced Fund® (Class R-3)

  Ariel Appreciation Fund

  Ariel Fund

  Baron Asset Fund

  Baron Growth Fund

  EuroPacific Growth Fund® (Class R-3)

  Evergreen Special Values Fund (Class A)

  Fidelity® Advisor Mid Cap Fund (Class T)

  Franklin Small-Mid Cap Growth Fund (Class A)

  ING Financial Services Fund (Class A)

  ING GNMA Income Fund (Class A)

  ING Intermediate Bond Fund (Class A)

  ING International Fund (Class Q)

  ING International SmallCap Fund (Class A)

  ING LargeCap Growth Fund (Class A)

  ING Real Estate Fund (Class A)

  Legg Mason Value Trust, Inc.
  (Primary Class)

  Lord Abbett Affiliated Fund (Class A)

  Lord Abbett Mid-Cap Value Fund (Class A)

  Lord Abbett Small-Cap Value Fund
  (Class A)

  Massachusetts Investors Growth Stock Fund (Class A)

  Mutual Discovery Fund (Class R)

  New Perspective Fund® (Class R-3)

  Oppenheimer Capital Appreciation Fund (Class A)

  Oppenheimer Developing Markets Fund (Class A)

  Oppenheimer Main Street Fund® (Class A)

  Pax World Balanced Fund, Inc.

  Pioneer High Yield Fund (Class A)

  T. Rowe Price Mid-Cap Growth Fund (Class R)

  T. Rowe Price Mid-Cap Value Fund
  (Class R)*

  Templeton Foreign Fund (Class A)

  Templeton Growth Fund, Inc. (Class A)

  The Growth Fund of America®
  (Class R-3)

  The Income Fund of America®
  (Class R-3)

  UBS U.S. Small Cap Growth Fund
  (Class A)

  Washington Mutual Investors FundSM (Class R-3)

  * Only available tow plans that were offering this fund prior to February 25, 2005.

  are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an "annuity." In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an "annuity" for tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public.

  Transfers from 403(b)(7) Custodial Accounts. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

  Proposed Regulations for 403(b) Plans. In November, 2004 the Treasury Department proposed regulations which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. We reserve the right to modify the contracts with these regulations where allowed, or where required by law. The proposed regulations include the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-24 which would increase restrictions on a participant's right to transfer his or her 403(b) accounts, the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

PRO.109860-05	43

  401(a), 401(k) and 403(b) Plans

  Tax Code sections 401(a), 401(k) and 403(b) permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contract to accumulate retirement savings under the plans.

  Exclusions from Gross Income. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded, which must be calculated in accordance with Tax Code Section 415. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer generally cannot exceed the lesser of 100% of your compensation or $42,000. Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

  This limit applies to your contributions as well as to any contributions made by your employer on your behalf. Your own limits may be higher or lower depending upon certain conditions. In addition payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

  An additional limit specifically limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $14,000 in 2005. This limit is scheduled to increase $15,000 in 2006 and thereafter.

After 2006, contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

  Catch-up Contributions. Notwithstanding the contribution limit provided for above, a participant in a 401(k) or 403(b) plan (subject to the terms of the plan, as applicable) who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a) The amount provided for in Tax Code Section 414(v)(2)(B) as follows:
$4,000 in 2005;
$5,000 in 2006 and thereafter; or
(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.
Depending upon the type of plan, other catch-up provisions may be available. For advice on using the contribution catch-up provisions, please consult with your tax advisor.

  Restrictions on Distributions. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon: retirement, death, attainment of age 59 1/2, disability, severance from employment, financial hardship and termination of the plan in certain circumstances. Such distributions remain subject to other applicable restrictions under the Tax Code.

Tax Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:
Salary reduction contributions made after December 31, 1988;
Earnings on those contributions; and
Earnings during such period on amounts held as of December 31, 1988.

  Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

PRO.109860-05	44

457(b) Plans 457(b) Plan. A 457(b) plan is subject to restrictions on contributions and distributions.

  Trust Requirement. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

  457(b) Plans of Non-Governmental Employers. Under 457(b) plans maintained by non-governmental, tax-exempt employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer's general creditors, until paid or made available to you or your designated beneficiary. In addition, participation in a 457(b) plan maintained by a non-governmental, tax-exempt employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations).

  Contributions to a 457(b) Plan Excluded from Gross Income. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Generally includible compensation means your compensation from the employer sponsoring the plan, including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans.

  The annual dollar amount limits are as follows:

$14,000 in 2005;
$15,000 in 2006 and thereafter.
After 2006, the annual dollar limits are subject to annual adjustments for cost-of-living increases.

  Catch-up Contributions. Notwithstanding the contribution limit provided for above (subject to the terms of the plan, as applicable), a participant in a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a) The amount provided for in Tax Code Section 414(v)(2)(B) as follows:
$4,000 in 2005;
$5,000 in 2006 and thereafter; or
(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

  An additional catch-up provision may be available. For advice on using the contribution catch-up provisions, please consult with your tax adviser.

  Restrictions on Distributions. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2; (2) when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

PRO.109860-05	45

  VI. Possible Changes in Taxation

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

  VII. Taxation of the Company

  We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

  We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

  In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

CONTRACT DISTRIBUTION

  General

  The Company's subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

  The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.
Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

  Banknorth Investment Group, Inc.

  Baring Investment Services, Inc.

  Compulife Investor Services, Inc.

  Directed Services, Inc.

  Financial Network Investment Corporation

  Granite Investment Services, Inc.

  Guaranty Brokerage Services, Inc.

  ING America Equities, Inc.

  ING Barings Corp.

  ING Direct Funds Limited

  ING DIRECT Securities, Inc.,

  ING Financial Partners, Inc.

  ING Funds Distributor, Inc.

  Multi-Financial Securities Corporation

  Prime Vest Financial Services, Inc.

  Systematized Benefits Administrators, Inc.

PRO.109860-05	46

  Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

  Commission Payments. Registered representatives install and service contracts, provide product explanations, and periodically review participants' retirement needs as well as the investment options available under the contract. To permit these sales representatives to balance the needs of their clients with their own business operations, the Company provides them with a range of commission options to choose from.

  Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account or first contract year range from 0% to 3%. After the first year of the participant account, renewal commissions up to 2% may be paid on recurring payments up to the amount of the maximum of prior year's payments, and commissions of up to 3% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2% on transferred assets and an asset-based commission ranging up to .50%.

  We may also enter into special compensation arrangements with certain distributors based on those firms' aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

  The level of commission paid on a particular contract affects the level of charges under the contract, including the daily asset charge and the applicability of an early withdrawal charge schedule. Because your registered representative may select the level of compensation he or she receives in connection with the sale of the contract, he or she may have a financial incentive to recommend this contract over other contracts. You should discuss with your registered representative the level of compensation he or she will choose in connection with the sale of this contract and how that compensation may compare with compensation available under other products or contracts your registered representative feels may be suitable for you. For more information about the compensation options available to your registered representative and how they impact the daily asset charge under your contract, see the "Offering and Purchase of Contracts" section of the SAI.

  To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

PRO.109860-05	47

  In addition to direct cash compensation for sales of contracts described above, distributors may also be paid additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

    Wholesaling fees calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts;

    Marketing allowances;

    Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

    Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

    Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor;

    Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on contract sales.

  We may pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

  The following is a list of the top 25 selling firms that, during 2004, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1) 2) 3) 4) 5) 6) 7) 8) 9) 10) 11) 12) 13)

  Lincoln Investment Planning Inc.

  Symetra Investment Services, Inc.

  SunAmerica Securities, Inc.

  Securities America, Inc.

  ING Financial Partners, Inc.

  Financial Network Investment Corp.

  Investacorp Inc.

  Huckin Financial Group

  National Planning Corporation

  Walnut Street Securities, Inc.

  NIA Securities, L.L.C.

  MML Investors Services, Inc.

  Cadaret Grant & Co., Inc.

14) 15) 16) 17) 18) 19) 20) 21) 22) 23) 24) 25)

  Proequities, Inc.

  Investment Professionals, Inc.

  Jefferson Pilot Securities Corporation

  McGinn, Smith & Co., Inc.

  Linsco/Private Ledger Corp.

  Queens Road Securities

  A.G. Edwards & Sons

  Horan Securities, Inc.

  Lincoln Financial Advisors Corporation

  Securities Service Network, Inc.

  Woodbury Financial Services, Inc.

  M Holdings Securities, Inc.

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be at the top of the list.

  This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative, along with the ability of the registered representative to select from various compensation options, may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

PRO.109860-05	48

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

  Third Party Administrators. Some retirement plans utilize the services of third party administrators (TPAs). In certain situations, the Company makes payments to select TPAs of up to 0.20% on transferred assets and up to 1% on recurring payments made during the first year. The Company may also make ongoing payments of up to 0.05% on assets under administration to TPAs intended to partially reimburse the cost of providing certain services (e.g., takeover related servicing, participant enrollment and education services) of value to the Company. The Company also hosts several TPA conferences each year, which provide a forum for an exchange of ideas in our product initiatives and how well those initiatives are meeting market needs. Attendees may be reimbursed for all or a portion of their attendance costs and may receive meals and entertainment at conference. Your TPA may informally consult with you and/or your sales professional on the retirement plan provider that would work best with your plan. The payments the Company makes to TPAs may provide your TPA with a financial incentive to recommend working with our Company over other companies whose products may be suitable for you. You may wish to inquire about whether your TPA receives payments from us and take those payments into consideration as part of your purchase decision.

Third Party Compensation Arrangements. Occasionally:

    Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

    The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

  In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

OTHER TOPICS

The Company
ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect subsidiary of ING Groep N.V. (ING), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.
Our principal executive offices are located at:
151 Farmington Avenue Hartford, Connecticut 06156

  Variable Annuity Account C

  We established Variable Annuity Account C (the "separate account") under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

PRO.109860-05	49

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

  Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Performance Reporting We may advertise different types of historical performance for the subaccounts including:
Standardized average annual total returns; and Non-standardized average annual total returns.
We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

  Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained

  We include all recurring charges during each period (e.g., annual maintenance fees, daily asset charges, subaccount administrative adjustment charges (if any), transferred asset benefit charge (if applicable), and any applicable early withdrawal charges).

  Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected this charge in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

  Voting Rights

  Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) or 401 plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

PRO.109860-05	50

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.
During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

  Contract Modification

  We may change the contract as required by federal or state law by notifying the contract holder at least 30 calendar days before the change becomes effective. In addition, the contract may be changed at any time, except for a reduction in the minimum guaranteed interest rate for the Fixed Plus Account II, by written mutual agreement between the contract holder and the Company. We may, upon 60 days' written notice to the contract holder, make unilateral changes to certain provisions of the contracts that would apply only to individuals who became participants under the contract after the effective date of such changes. If a contract holder indicates that it does not agree to a change by providing notice to us that we receive at least 30 calendar days before the date the change becomes effective, we reserve the right to refuse to establish new accounts under the contract and to discontinue accepting payments to existing accounts.

  In addition, we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Any such change will not take effect until at least twelve months after the contract effective date or until at least twelve months after any previous change. Such a change would not apply to accounts established before the date the change becomes effective.

Legal Matters and Proceedings
We are not aware of any pending legal proceedings which involve the separate account as a party.

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

  ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representatives' personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;

PRO.109860-05	51

(b)

  When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or

(c)	During any other periods the SEC may by order permit for the protection of investors.
The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

  Transfer of Ownership; Assignment

  An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

  Regulatory Matters

  As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

  Account Termination

  Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $10,000, this value is not due to negative investment performance, and no purchase payments have been received within the previous twelve months. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

PRO.109860-05	52
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	3
Income Phase Payments	4
Sales Material and Advertising	6
Independent Registered Public Accounting Firm	6
Financial Statements of the Separate Account - Variable Annuity Account C	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number listed in "Contract Overview - Questions: Contacting the Company."

PRO.109860-05	53

APPENDIX I FIXED PLUS ACCOUNT II

The Fixed Plus Account II is an investment option available during the accumulation phase.
Amounts allocated to the Fixed Plus Account II are held in the Company's general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

  General Disclosure. Interests in the Fixed Plus Account II have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account II has not been reviewed by the SEC.

  Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account II. If we waive these transfer limits, we reserve the right to reinstate these limits without notice. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account II for a period of up to six months or as provided by federal law.

  Interest Rates. The Fixed Plus Account II guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

  Our determination of credited interest rates reflects a number of factors, including mortality, expense and administrative risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. In the event that the transferred asset benefit option has been selected, the credited interest rate will be reduced in an amount not to exceed 0.50%, for a period not to exceed 7 years. We assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

  Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our Home Office. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

  Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once and must occur within six months after your date of death.

PRO.109860-05	54

  Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

  Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account II, with interest, in five annual payments equal to:

  One-fifth of the Fixed Plus Account II value on the day the request is received in good order, reduced by any Fixed Plus Account II withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;

One-fourth of the remaining Fixed Plus Account II value 12 months later;
One-third of the remaining Fixed Plus Account II value 12 months later;
One-half of the remaining Fixed Plus Account II value 12 months later; and
The balance of the Fixed Plus Account II value 12 months later.

  Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account II. A full withdrawal may be canceled at any time before the end of the five-payment period. No early withdrawal charges apply to full withdrawals from the Fixed Plus Account II.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account II five-installment payout for full withdrawals made due to one or more of the following:
(a)	Due to your death during the accumulation phase if the amount is paid within six months of your death; or
(b)	Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis; or
(c)

  When the Fixed Plus Account II value is $2,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months.

(d)	Due to financial hardship (or unforeseeable emergency) as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:
If applicable, the hardship is certified by the employer;
The amount is paid directly to you; and

    The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contract during that same period.

(e)	Due to your separation from service with the employer, provided that all the following apply:

    The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account II full withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;

Separation from service is documented in a form acceptable to us;
The amount withdrawn is paid directly to you; and

    The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

(f)

  Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

PRO.109860-05	55

Charges. We do not make deductions from amounts in the Fixed Plus Account II to cover mortality, expense or administrative risks. We consider these risks when determining the credited rate.

  Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our Home Office. We will reduce amounts allowed for transfer by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II is $2,000. We may also waive the percentage limit on transfers depending upon the investment options selected by the contract holder.

  If you transfer 20% of your account value held in the Fixed Plus Account II in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account II during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II value under any systematic distribution option.

  Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II values are used for a loan.

PRO.109860-05	56

APPENDIX II GUARANTEED ACCUMULATION ACCOUNT

  The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase. This appendix is only a summary of certain facts about the Guaranteed Accumulation Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option.

  In General. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

  When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

    The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

    The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

  Deposit Periods.   A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

  Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

  Fees and Other Deductions.

  If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

    Market Value Adjustment (MVA)-as described in this appendix and in the Guaranteed Accumulation Account prospectus;
    Tax Penalties and/or Tax withholding-See "Taxation";
    Early Withdrawal Charge-See "Fees"; and/or
    Maintenance Fee-See "Fees".

  We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

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  Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

    If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.

    If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

  Under some contracts issued in New York, if you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

  Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your local representative or the Company to learn the details about the guaranteed term(s) currently being offered.

  In general we offer the following guaranteed terms:

    short-term-three years or less; and
    long-term-ten years or less, but greater than three years.

  At the end of a guaranteed term, the contract holder or you if permitted may:

    transfer dollars to a new guaranteed term;
    transfer dollars to other available investment options; or
    withdraw dollars.

  Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

  Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

  Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

  Loans. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we may distribute as a loan.

  Reinstating Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinstated in the Guaranteed Accumulation Account, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

  Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

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APPENDIX III PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT UNDER AN ANNUITY CONTRACT

For Plans under Sections 403(b), 401(a)/(k) of the Code (except voluntary Section 403(b) Plans)

  The employer has adopted a plan under Internal Revenue Code Sections 403(b), 401(a)/(k) ("Plan") and has purchased an ING Life Insurance and Annuity Company ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

  By electing to participate in the employer's Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant's agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

    The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b), 401(a)/(k) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b), 401(a)/(k), the participant has ownership in the value of his/her Employer Account.

  The Company will process transactions only with the employer's written direction to the Company. The participant will be bound by the employer's interpretation of the Plan provisions and its written direction to the Company.

  The employer may permit the participant to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without the employer's written permission, the participant will be unable to make any investment selections under the Contract.

  On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

  In the event of the participant's death, the employer is the named Beneficiary under the terms of the Contract. The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer's responsibility to direct the Company to properly pay any death benefits.

PRO.109860-05	59

APPENDIX IV FUND DESCRIPTIONS

List of Fund Name Changes
Current Fund Name	Former Fund Name
AIM Sector Funds - AIM Health Sciences Fund	AIM Sector Funds - INVESCO Health Sciences Fund
Allianz NFJ Small-Cap Value Fund	PIMCO NFJ Small-Cap Value Fund
ING VP Intermediate Bond Portfolio	ING VP Bond Portfolio
ING International SmallCap Fund	ING International Small Cap Growth Fund

  The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in "Contract Overview - Questions," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

  Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
AIM Sector Funds - AIM Health Sciences Fund (Investor Class)	A I M Advisors, Inc.

  Seeks capital growth. Normally invests at least 80% of net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care. May also invest in high growth, earlier stage companies whose future profitability could be dependent upon increasing market shares from one or a few key products.

AIM Growth Series - AIM Mid Cap Core Equity Fund (Class A shares)	A I M Advisors, Inc.

  Seeks to provide long-term growth of capital. Seeks to meet its objective by investing, normally, at least 80% of assets in equity securities, including convertible securities, of mid-capitalization companies. May invest up to 25% of total assets in foreign securities.

AllianceBernstein Growth and Income Fund (Class A Shares)	Alliance Capital Management L.P.

  Seeks appreciation through investments primarily dividend-paying common stocks of good quality. May also invest in fixed-income securities and convertible securities. May also try to realize income by writing covered call options listed on domestic securities exchanges.

PRO.109860-05	60

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
Allianz NFJ Small-Cap Value Fund (Class A)	Allianz Global Investors Fund Management LLC Subadviser: NFJ Investment Group

  Seeks long-term growth of capital and income. Seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies with market capitalizations of between $100 million and $1.8 billion at the time of investment. The Fund's focus is undervalued smaller capitalization common stocks.

American Balanced Fund® (Class R-3)	Capital Research and Management Company

  Seeks conservation of capital, current income and long-term growth of capital and income. Invests in a broad range of securities, including stocks and bonds (rated Baa or BBB or better by Moody's Investors Service, Inc., or Standard & Poor's Corporation, or unrated but determined to be of equivalent quality). Normally, maintains at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities including money market instruments.

Ariel Investment Trust - Ariel Appreciation Fund	Ariel Capital Management, LLC

  Seeks long-term capital appreciation. Invests primarily in stocks of medium-sized companies with market capitalizations generally between $2.5 billion and $15 billion at the time of initial purchase. Seeks to invest in stocks that are currently undervalued, but have demonstrated a potential for growth.

Ariel Investment Trust - Ariel Fund	Ariel Capital Management, LLC

  Seeks long-term capital appreciation. Invests primarily in stocks of smaller companies with market capitalizations generally between $500 million and $2.5 billion at the time of initial purchase. Seeks to invest in stocks that are currently undervalued, but have demonstrated a potential for growth.

Baron Asset Fund	BAMCO, Inc.

  Seeks capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects. Invests primarily in small and medium sized growth companies with market capitalizations at the time of investment of under $8 billion.

Baron Growth Fund	BAMCO, Inc.	Seeks capital appreciation through long-term investments primarily in the securities of small growth companies. Invests primarily in small sized companies with market values under $2.5 billion.

PRO.109860-05	61

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
EuroPacific Growth Fund® (Class R-3)	Capital Research and Management Company

  Seeks to provide long-term growth of capital by investing in companies based outside the U. S. Normally, invests at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin. Also may hold cash or money market instruments.

Evergreen Special Values Fund (Class A Shares)	Evergreen Investment Management Company, LLC

  Seeks to produce growth of capital. Invests primarily in common stocks of small U.S. companies. Under normal market conditions, invests at least 80% of assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000® Index, at the time of purchase).

Fidelity® Advisor Mid Cap Fund (Class T)	Fidelity Management and Research Company

  Seeks long-term growth of capital. Normally invests at least 80% of fund assets in securities of companies with medium market capitalizations. The fund's investment adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the companies in the Russell Midcap® Index or the S&P® MidCap 400.

Fidelity® Variable Insurance Products - Fidelity® VIP Contrafund® Portfolio (Initial Class)	Fidelity Management & Research Company Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.	Seeks long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.
Fidelity® Variable Insurance Products - Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity Management & Research Company Subadviser: FMR Co., Inc.

  Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index. Normally invests at least 80% of total assets in income-producing equity securities (which tends to lead to investments in large cap "value" stocks).

Fidelity® Variable Insurance Products - Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

PRO.109860-05	62

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund (Class 2 Shares)	Franklin Advisory Services, LLC

  A nondiversified fund that seeks long-term total return. Normally invests at least 80% of net assets in investments of small capitalization companies that have market capitalization values not exceeding $2.5 billion, at the time of purchase. Invests mainly in equity securities of companies that the fund's manager believes are selling below the underlying value of their assets or their private market value (what a sophisticated investor would pay for the entire company).

Franklin Strategic Series - Franklin Small-Mid Cap Growth Fund (Class A Shares)	Franklin Advisers, Inc.

  Seeks long-term capital growth. Under normal market conditions, invests at least 80% of net assets in the equity securities of small cap and mid cap companies. The Fund considers mid cap companies to be companies with market capitalizations not exceeding $8.5 billion, and small cap companies to be companies with market capitalizations not exceeding (i) $1.5 billion or (ii) the highest market capitalization in the Russell 2000 Index, whichever is greater, at the time of purchase.

ING Partners, Inc. - ING American Century Small Cap Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)

  Seeks long-term growth of capital; income is a secondary objective. Under normal circumstances, invests at least 80% of net assets in equity securities of small-capitalization companies. American Century considers small-capitalization companies to include those with a market capitalization no larger than that of the largest company in the S&P SmallCap 600 Index or the Russell 2000 Index. Under normal market conditions, intends to keep at least 80% of assets in U. S. equity securities at all times, including common stock, preferred stock, and equity-equivalent securities, such as debt securities and preferred stock convertible into common stock, and stock or stock index futures contracts.

ING Partners, Inc. - ING Baron Small Cap Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc.

  Seeks capital appreciation. Invests primarily (at least 80% of total assets under normal circumstances) in securities of smaller companies with market values under $2.5 billion as measured at the time of purchase.

ING Investors Trust - ING Evergreen Health Sciences Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC

  A non-diversified Portfolio that seeks long-term capital growth. Normally invests at 80% of its assets in the equity securities of healthcare companies. May invest in securities of relatively well-known and large companies as well as small- and medium-sized companies.

PRO.109860-05	63

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Equity Trust - ING Financial Services Fund (Class A Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks long-term capital appreciation. Invests, under normal market conditions, at least 80% of its assets in equity securities and equity equivalent securities of companies principally engaged in financial services. Invests in equity securities which normally include common stocks, but may also include preferred stocks, warrants and convertible securities. May invest in stocks of large, mid-sized, and small companies.

ING Investors Trust - ING FMRSM Diversified Mid Cap Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Fidelity Management & Research Co.	Seeks long-term growth of capital. Normally invests primarily in common stocks and normally invests at least 80% of assets in securities of companies with medium market capitalizations.
ING Funds Trust - ING GNMA Income Fund (Class A Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks a high level of current income, consistent with liquidity and safety of principal, through investment primarily in Government National Mortgage Association (GNMA) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. Government. Under normal conditions, will invest at least 80% of the value of its total assets in GNMA Certificates.

ING Funds Trust - ING Intermediate Bond Fund (Class A Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to provide investors with a high level of current income, consistent with the preservation of capital and liquidity. Under normal market conditions, will operate as a diversified fund and invest at least 80% of its assets in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa3 by Moody's Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. May also invest in preferred stocks; U.S. government securities, securities of foreign governments and supranational organizations and high quality money market instruments. May also invest in mortgage-backed and asset-backed debt securities.

PRO.109860-05	64

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Mutual Funds - ING International Fund (Class Q Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks long-term growth of capital through investment in equity securities and equity equivalents of companies outside of the U.S. Under normal conditions, invests at least 65% of net assets in equity securities of issuers located in countries outside of the U.S. Invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. Also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

ING Mutual Funds - ING International SmallCap Fund (Class A Shares)	ING Investments, LLC Subadviser: Acadian Asset Management, Inc.

  Seeks maximum long-term capital appreciation. Under normal conditions, invests at least 80% of its assets in securities of small companies. At least 65% of the Fund's assets will normally be invested in companies located outside the U.S. May invest up to 35% of its assets in U.S. issuers. Invests primarily in smaller-capitalized companies (small cap stocks) located worldwide. Invests primarily in common stock or securities convertible into common stock of international issuers, but may invest from time to time in such instruments as forward currency contracts; futures contracts; other investment companies, including exchange traded funds ("ETFs"); rights; and American depository receipts ("ADRs") and Global depository receipts ("GDRs").

ING Partners, Inc. - ING JPMorgan Fleming International Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Fleming Asset Management (London) Ltd.

  Seeks long-term growth of capital. Invests primarily (at least 65% of total assets) in the equity securities of foreign companies that the subadviser believes have higher growth potential and which are attractively valued. Will normally invest in a number of issuers in several countries other than the U.S. and will invest in securities in both developed and developing markets. May invest in debt securities issued by foreign and U.S. companies, including non-investment grade debt securities.

ING Partners, Inc. - ING JPMorgan Mid Cap Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Investment Management Inc.

  Seeks growth from capital appreciation. A nondiversified Portfolio that invests primarily (at least 80% of net assets under normal circumstances) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the subadviser believes to be undervalued. May invest in other equity securities, which include preferred stocks, convertible securities and foreign securities, which may take the form of depository receipts. Also may use derivatives.

PRO.109860-05	65

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Equity Trust - ING LargeCap Growth Fund (Class A Shares)	ING Investments, LLC Subadviser: Wellington Management Company, LLP

  Seeks long-term capital appreciation. Normally invests at least 80% of its assets in equity securities of large U.S. companies. Invests in equity securities which include common stock, convertible securities, rights, warrants and exchange traded funds ("ETFs"). May invest up to 20% of its total assets in securities of foreign issuers and non-dollar denominated securities.

ING Investors Trust - ING Legg Mason Value Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Legg Mason Funds Management, Inc.

  A non-diversified portfolio that seeks long-term growth of capital. Normally invests in equity securities, including foreign securities, that offer the potential for capital growth. May also invest in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May also invest up to 25% of its total assets in long-term debt securities.

ING Investors Trust - ING Marsico Growth Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Marsico Capital Management, LLC

  Seeks capital appreciation. Invests primarily in equity securities selected for their growth potential. May invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

ING Investors Trust - ING Marsico International Opportunities Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Marsico Capital Management, LLC

  Seeks long-term growth of capital. Invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. May invest in companies of any size throughout the world. Normally invests in issuers from at least three different countries not including the United States and generally maintains a core position of between 35 and 50 common stocks. May invest in common stocks of companies operating in emerging markets.

ING Investors Trust - ING MFS Total Return Portfolio (Class S shares)	Directed Services, Inc. Subadviser: Massachusetts Financial Services Company

  Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income. Invests in a combination of equity and fixed income securities.

ING Partners, Inc. - ING Oppenheimer Global Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.

  Seeks capital appreciation. Invests mainly in common stocks of companies in the U.S. and foreign countries. Can invest without limit in foreign securities in any country, including countries with emerging markets. Currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. May invest in companies of any size, but currently focuses its investments in mid- and large-cap companies. Normally will invest in at least three countries (one of which may be the United States).

PRO.109860-05	66

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Partners, Inc. - ING PIMCO Total Return Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC

  Seeks maximum total return, consistent with capital preservation and prudent investment management. Invests under normal circumstances at least 65% of net assets plus borrowings for investment purposes in a diversified portfolio of fixed income instruments of varying maturities. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. May invest up to 30% of assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers.

ING Equity Trust - ING Real Estate Fund (Class A Shares)	ING Investments, LLC Subadviser: ING Clarion Real Estate Securities L.P.

  Seeks total return. Under normal market conditions, invests at least 80% of its assets in common and preferred stocks of U.S. real estate investment trusts ("REITs") and real estate companies. May invest in companies with any market capitalization. May also invest in initial public offerings.

ING Partners, Inc. - ING Salomon Brothers Aggressive Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc

  Seeks long-term growth of capital. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. May invest in foreign securities (including emerging market securities).

ING Partners, Inc. - ING Salomon Brothers Fundamental Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc

  Seeks capital appreciation. A nondiversified Portfolio that invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the subadviser believes are undervalued in the marketplace. Generally invests in securities of large, well-known companies, but may also invest a significant portion of assets in securities of small to medium-sized companies when the subadviser believes smaller companies offer more attractive value opportunities.

PRO.109860-05	67

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Partners, Inc. - ING Solution 2015 Portfolio (Adviser Class)	ING Life Insurance and Annuity Company

  Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2015. Subject to SEC approval, may also invest a portion of its assets in insurance company fixed contracts.

ING Partners, Inc. - ING Solution 2025 Portfolio (Adviser Class)	ING Life Insurance and Annuity Company

  Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2025. Subject to SEC approval, may also invest a portion of its assets in insurance company fixed contracts.

ING Partners, Inc. - ING Solution 2035 Portfolio (Adviser Class)	ING Life Insurance and Annuity Company

  Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2035.

PRO.109860-05	68

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Partners, Inc. - ING Solution 2045 Portfolio (Adviser Class)	ING Life Insurance and Annuity Company

  Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire around the year 2045.

ING Partners, Inc. - ING Solution Income Portfolio (Adviser Class)	ING Life Insurance and Annuity Company

  Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement. Invests in a combination of Underlying Funds which are active and passive U.S. stock, international stock, U.S. bond and other fixed-income investments using asset allocation strategies designed for investors expecting to retire soon or are already retired. Subject to SEC approval, may also invest a portion of its assets in insurance company fixed contracts.

ING Investors Trust - ING T. Rowe Price Capital Appreciation Portfolio (Class S shares)	Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.

  Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk. Pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. May invest up to 25% of its net assets in foreign equity securities.

ING Partners, Inc. - ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.

  Seeks long-term capital appreciation. Normally invests at least 80% of total assets in equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index or the Standard & Poor's MidCap 400 Index focusing on mid-size companies whose earnings are expected to grow at a rate faster than the average company.

ING Investors Trust - ING T. Rowe Price Equity Income Portfolio (Class S shares)	Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.

  Seeks substantial dividend income as well as long-term growth of capital. Normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. May also invest in convertible securities, warrants and preferred stocks, foreign securities, debt securities including high-yield debt securities and future and options.

PRO.109860-05	69

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Partners, Inc. - ING T. Rowe Price Growth Equity Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.

  Seeks long-term capital growth, and secondarily, increasing dividend income. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks. Concentrates its investments in growth companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. May also purchase foreign stocks, hybrid securities, futures and options. Investments in foreign securities are limited to 30% of total assets.

ING Partners, Inc. - ING Van Kampen Comstock Portfolio (Service Class)

  ING Life Insurance and Annuity Company

  Subadviser: Van Kampen*

  * Morgan Stanley Investment Management Inc. does business in certain instances (including in its role as subadviser to the Portfolio) under the name "Van Kampen"

  Seeks capital growth and income. Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.

ING VP Balanced Portfolio, Inc. (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects. Typically maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments). The Portfolio may invest a portion of its total assets in high-yield instruments. May also invest in convertible securities, foreign debt securities and derivatives.

PRO.109860-05	70

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Variable Portfolios, Inc. - ING VP Global Science and Technology Portfolio (Class I Shares)	ING Investments, LLC Subadviser: BlackRock Advisors, Inc.

  Seeks long-term capital appreciation. Normally invests at least 80% of net assets in equity securities issued by science and technology companies in all market capitalization ranges. Will invest primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. May invest up to 25% of its net assets in stocks of issuers in emerging market countries. May also invest in preferred stock, initial public offerings, Rule 144A securities and derivative instruments including foreign currency contracts. May from time to time invest more than 25% of its assets in securities whose issuers are located in a single foreign country.

ING Variable Portfolios, Inc. - ING VP Index Plus LargeCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P 500 Index. The subadviser's objective is to overweight those stocks in the S&P 500 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks that it believes will underperform the index. May invest in derivatives.

ING Variable Portfolios, Inc. - ING VP Index Plus MidCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P MidCap 400 Index. The subadviser's objective is to overweight those stocks in the S&P MidCap 400 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks that it believes will underperform the index. May invest in derivatives.

ING Variable Portfolios, Inc. - ING VP Index Plus SmallCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P SmallCap 600 Index. The subadviser's objective is to overweight those stocks in the S&P SmallCap 600 Index that it believes will outperform the index and underweight (or avoid altogether) those stocks that it believes will underperform the index. May invest in derivatives.

PRO.109860-05	71

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING VP Intermediate Bond Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return. Under normal market conditions, the Portfolio invests at least 80% of its assets in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or have an equivalent rating by a nationally recognized statistical rating organization, or of comparable quality if unrated. May also invest in: preferred stocks; high quality money market instruments; municipal bonds; debt securities of foreign issuers; mortgage- and asset-backed securities; and options and futures contracts involving securities, securities indices and interest rates. Although the portfolio may invest in high yield debt securities rated below investment grade, it seeks to maintain a minimum average portfolio quality of at least investment grade.

ING Variable Products Trust - ING VP International Value Portfolio (Class I shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks capital appreciation. Under normal conditions, invests at least 65% of net assets in equity securities of issuers located in countries outside of the U.S. Invests primarily in companies with a large market capitalization, but may also invest in mid- and small-sized companies. Generally invests in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging securities markets when the fund's subadviser believes they present attractive investment opportunities. May invest in government debt securities of developed foreign countries. Also may invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

ING VP Money Market Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. May invest in certain obligations of foreign banks. There is no guarantee that the ING VP Money Market Subaccount will have a positive or level return.

PRO.109860-05	72

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Variable Portfolios, Inc. - ING VP Small Company Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations. Under normal market conditions, invests at least 80% off assets in common stocks of small-capitalization companies. May invest in foreign securities and derivatives.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Balanced Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 60% equities, 35% fixed income and 5% money market instruments under neutral market conditions.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Growth Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Income Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks to provide total return consistent with preservation of capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 35% equities, 55% fixed income and 10% money market instruments under neutral market conditions.

PRO.109860-05	73

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
ING Variable Portfolios, Inc. - ING VP Value Opportunity Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Investment Management Co.

  Seeks growth of capital primarily through investment in a diversified portfolio of common stocks. Under normal market conditions, invests at least 65% of total assets in common stocks and American Depositary Receipts (ADR's). May invest the remaining 35% of its assets in other types of securities including foreign securities and securities of smaller companies.

Legg Mason Value Trust, Inc. (Primary Class)	Legg Mason Funds Management, Inc.

  Seeks long-term growth of capital. Invests primarily in equity securities that, in the adviser's opinion, offer the potential for capital growth. Generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. May invest up to 25% of total assets in long-term debt securities.

Lord Abbett Affiliated Fund (Class A)	Lord, Abbett & Co. LLC (Lord Abbett)

  Seeks long-term growth of capital and income without excessive fluctuations in market value. Primarily purchases equity securities of large, seasoned, U.S. and multinational companies that Lord Abbett believes are undervalued. Under normal circumstances, will invest at least 80% of net assets in equity securities of large companies which are defined as companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index., a widely used benchmark for large-cap stock performance. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments.

Lord Abbett Mid-Cap Value Fund (Class A)	Lord, Abbett & Co. LLC (Lord Abbett)

  Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. Normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies which are defined as companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Mid Cap Index, a widely used benchmark for mid-cap stock performance. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. Equity securities may include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments..

PRO.109860-05	74

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
Lord Abbett Small-Cap Value Fund (Class A)	Lord, Abbett & Co. LLC (Lord Abbett)

  Seeks long-term capital appreciation. Normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies which are defined as companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000 Index, a widely used benchmark for small-cap stock performance. Equity securities may include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments.

Massachusetts Investors Growth Stock Fund (Class A)	Massachusetts Financial Services Company

  Seeks to provide long-term growth of capital and future income rather than current income. Under normal market conditions, invests at least 80% of net assets in common stocks and securities convertible into common stocks of companies believed to offer better-than- average prospects for long-term growth. The Fund may also invest in foreign securities.

Franklin Mutual Series Fund Inc. - Mutual Discovery Fund (Class R Shares)	Franklin Mutual Advisers, LLC

  Seeks capital appreciation with income as a secondary goal. Under normal market conditions, invests mainly in equity and debt securities convertible or expected to be convertible into equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund primarily invests in: Undervalued Stocks, Restructuring Companies, and Distressed Securities. May invest significantly (up to 100%) in foreign equity and debt securities, which may include sovereign debt and participations in foreign government debt.

New Perspective Fund® (Class R-3)	Capital Research and Management Company

  Seeks to provide long-term growth of capital. Future income is a secondary objective. Invests primarily in common stocks, including growth-oriented stocks, on a global basis to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships. Also may invest in cash or money market instruments.

Oppenheimer Capital Appreciation Fund (Class A Shares)	OppenheimerFunds, Inc.

  Seeks capital appreciation. Invests mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the portfolio manager believes may appreciate in value over the long term. The fund currently focuses mainly on mid-cap and large-cap domestic companies, but buys foreign stocks as well.

PRO.109860-05	75

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
Oppenheimer Developing Markets Fund (Class A Shares)	OppenheimerFunds, Inc.

  Aggressively seeks capital appreciation. Invests mainly in common stocks of issuers in emerging and developing markets throughout the world. Under normal market conditions, will invest at least 80% of total assets in equity securities of issuers whose principal activities are in at least three developing markets.

Oppenheimer Main Street® Fund (Class A Shares)	OppenheimerFunds, Inc.	Seeks a high total return. Invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.
Pax World Balanced Fund, Inc.	Pax World Management Corp.

  Seeks to provide its shareholders with a diversified holding of securities of companies that offer primarily income and conservation of principal and secondarily possible long-term growth of capital. Intends to invest about 60% of assets in common and preferred stock and/or securities convertible into common stock and 40% in bonds and/or debentures. These percentages may vary, however, depending upon market conditions.

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations. Normally, the portfolio invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts (REITs). The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks reasonable income and capital growth. Invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Pioneer High Yield Fund (Class A)	Pioneer Investment Management, Inc.

  Seeks to maximum total return through a combination of income and capital appreciation. Normally, the fund invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

PRO.109860-05	76

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, invests at least 80% of total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Midcap® Value Index.

T. Rowe Price Mid-Cap Value Fund (Class R)	T. Rowe Price Associates, Inc.

  Seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued. Invests at least 80% of net assets in companies whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of the companies in the S&P MidCap 400 Index or the Russell Midcap Value Index. The market capitalization of the companies in the fund's portfolio and these indices changes over time.

Templeton Funds, Inc. - Templeton Foreign Fund (Class A Shares)	Templeton Global Advisors Limited

  Seeks long-term capital growth. Under normal market conditions, invests mainly in equity securities of companies located outside the U.S., including emerging markets. Will invest, under normal circumstances, at least 80% of net assets in "foreign securities," as defined in the prospectus, which may include emerging markets.

Templeton Growth Fund, Inc. (Class A Shares)	Templeton Global Advisors Limited

  Seeks long-term capital growth. Under normal market conditions, invests mainly in the equity securities of companies located anywhere in the world, including emerging markets. Also invests in depositary receipts.

The Growth Fund of America® (Class R-3)	Capital Research and Management Company

  Seeks to provide long-term growth of capital through a diversified portfolio of common stocks. May invest up to 15% of assets in securities of issuers based outside of the U.S. and not included in the S&P 500. Invests primarily in common stocks, and may also invest in U.S. government securities, bonds and cash.

The Income Fund of America® (Class R-3)	Capital Research and Management Company

  Seeks to provide current income while secondarily striving for capital growth. Invests primarily in income-producing securities including equity securities, such as dividend-paying common stocks and debt securities, such as interest-paying bonds. Generally, at least 60% of the fund's assets will be invested in equity-type securities. Also may invest in U.S. and non-U.S. government securities, cash and equivalents.

PRO.109860-05	77

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investments
UBS U.S. Small Cap Growth Fund (Class A)	UBS Global Asset Management (Americas) Inc. ("UBS Global AM (Americas)")

  Seeks to provide long-term capital appreciation. Under normal circumstances, invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. small capitalization companies. Small capitalization companies are those companies with market capitalizations of $2.5 billion or less at the time of purchase.

Vanguard® Variable Insurance Fund - Diversified Value Portfolio	Vanguard Group, Inc. and Barrow, Hanley, Mewhinney & Strauss, Inc.	Seeks to provide long-term capital appreciation and income. Invests mainly in common stocks of large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued.
Vanguard® Variable Insurance Fund - Equity Income Portfolio	Vanguard Group, Inc. and Wellington Management Company, LLP

  Seeks to provide an above-average level of current income and reasonable long-term capital appreciation. Invests mainly in common stocks of established, medium-size and large companies that pay above-average levels of dividend income and have the potential for long-term capital appreciation. In addition, the advisors look for companies that are committed to paying dividends consistently.

Vanguard® Variable Insurance Fund - Small Company Growth Portfolio	Vanguard Group, Inc., Granahan Investment Management, Inc.; and Grantham, Mayo, Van Otterloo & Co, Inc.

  Seeks to provide long-term capital appreciation. Invests mainly in the stocks of small companies that are considered by the Portfolio's advisors to have above-average prospects for growth, but often provide little or no dividend income.

Washington Mutual Investors FundSM (Class R-3)	Capital Research and Management Company

  Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. Strives to accomplish this objective through fundamental research, careful selection, and broad diversification. The fund's policy is to maintain at all times a fully invested and widely diversified portion of securities; however, the fund may hold, to a limited extent, short-term U.S. government securities, other money market instruments, cash and cash equivalents.

PRO.109860-05	78
APPENDIX V CONDENSED FINANCIAL INFORMATION

Table I-For Contracts With Total Separate Account Charges of 0.30% and 0.40% ..........................................................	CFI - 1
Table II-For Contracts With Total Separate Account Charges of 0.45% and 0.50% ...........................................................	CFI - 4
Table III-For Contracts With Total Separate Account Charges of 0.65% and 0.70% ..........................................................	CFI - 8
Table IV-For Contracts With Total Separate Account Charges of 0.75% and 0.80% ..........................................................	CFI - 12
Table V-For Contracts With Total Separate Account Charges of 0.90% and 1.00% ...........................................................	CFI - 15
Table VI-For Contracts With Total Separate Account Charges of 1.05% and 1.10% .........................................................	CFI - 17
Table VII-For Contracts With Total Separate Account Charges of 1.25% and 1.30% ......................................................	CFI - 20
Table VIII-For Contracts With Total Separate Account Charges of 1.40% and 1.45% .......................................................	CFI - 23
CONDENSED FINANCIAL INFORMATION

  Except for subaccounts which did not commence operations as of December 31, 2004, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2004 the "Value at beginning of period" shown is the value at first date of investment. For those subaccounts that ended operations during the period ended December 31, 2004 the "Value at end of period" shown is the value at the last date of investment.

  TABLE I

  FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.30% AND 0.40%

  (Selected data for accumulation units outstanding throughout each period)

	0.30% Total Charges	0.40% Total Charges

	2004	2004
AMERICAN BALANCED FUND®
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.09	$10.06
Value at end of period	$10.61	$10.60
Number of accumulation units outstanding at end of period	1,266	14,730
BARON GROWTH FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.23	$10.25
Value at end of period	$12.12	$12.18
Number of accumulation units outstanding at end of period	2,049	1,486
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.10
Value at end of period		$11.58
Number of accumulation units outstanding at end of period		4,956
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.31
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	1,889
FIDELITY® ADVISOR MID CAP FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.81	$9.78
Value at end of period	$11.43	$11.42
Number of accumulation units outstanding at end of period	461	12,591
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.32	$10.35
Value at end of period	$11.43	$11.42
Number of accumulation units outstanding at end of period	2,226	26,856
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.34
Value at end of period		$11.74
Number of accumulation units outstanding at end of period		4,741
ING GNMA INCOME FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.15
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	48
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.24
Value at end of period		$10.29
Number of accumulation units outstanding at end of period		21,681

CFI - 1

Condensed Financial Information (continued)

	0.30% Total Charges	0.40% Total Charges

	2004	2004
ING PIMCO TOTAL RETURN POTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.23
Value at end of period		$10.31
Number of accumulation units outstanding at end of period		19,012
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.30
Value at end of period		$11.23
Number of accumulation units outstanding at end of period		1,884
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period		$9.65
Value at end of period		$10.73
Number of accumulation units outstanding at end of period		17,525
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.94	$9.88
Value at end of period	$10.80	$10.79
Number of accumulation units outstanding at end of period	7,901	6,165
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.07	$10.05
Value at end of period	$11.34	$11.33
Number of accumulation units outstanding at end of period	3,889	1,377
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.29
Value at end of period		$11.80
Number of accumulation units outstanding at end of period		3,925
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.18
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	3,382
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.03
Value at end of period	$11.59
Number of accumulation units outstanding at end of period	516
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.98
Value at end of period	$10.78
Number of accumulation units outstanding at end of period	2,236
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.01
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	1,152
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.08
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	1,271
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.53
Value at end of period	$12.03
Number of accumulation units outstanding at end of period	1,754

CFI - 2

Condensed Financial Information (continued)

	0.30% Total Charges	0.40% Total Charges

	2004	2004
NEW PERSPECTIVE FUND®
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.82
Value at end of period	$11.17
Number of accumulation units outstanding at end of period	1,184
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during September 2004)
Value at beginning of period		$9.80
Value at end of period		$11.46
Number of accumulation units outstanding at end of period		14,623
PIONEER HIGH YIELD FUND
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.11
Value at end of period		$10.48
Number of accumulation units outstanding at end of period		16,499
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.87
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	1,385
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.25	$10.28
Value at end of period	$11.08	$11.07
Number of accumulation units outstanding at end of period	2,663	2,381
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.18
Value at end of period	$10.77
Number of accumulation units outstanding at end of period	2,085

CFI - 3

CONDENSED FINANCIAL INFORMATION

TABLE II FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.45% AND 0.50% (Selected data for accumulation units outstanding throughout each period)

	0.45% Total Charges	0.50% Total Charges

	2004	2004
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during July 2004)
Value at beginning of period		$10.25
Value at end of period		$11.08
Number of accumulation units outstanding at end of period		17,647
AMERICAN BALANCED FUND®
(Funds were first received in this option during July 2004)
Value at beginning of period		$9.97
Value at end of period		$10.59
Number of accumulation units outstanding at end of period		4,474
ARIEL APPRECIATION FUND
(Funds were first received in this option during September 2004)
Value at beginning of period		$9.96
Value at end of period		$10.94
Number of accumulation units outstanding at end of period		8,012
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.10
Value at end of period		$11.57
Number of accumulation units outstanding at end of period		12,073
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.30
Value at end of period		$11.65
Number of accumulation units outstanding at end of period		2,719
FIDELITY® ADVISOR MID CAP FUND
(Funds were first received in this option during July 2004)
Value at beginning of period		$9.73
Value at end of period		$11.41
Number of accumulation units outstanding at end of period		5,352
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.42	$10.20
Value at end of period	$11.41	$11.41
Number of accumulation units outstanding at end of period	4,842	8,559
ING FINANCIAL SERVICES FUND
(Funds were first received in this option during September 2004)
Value at beginning of period		$9.95
Value at end of period		$10.87
Number of accumulation units outstanding at end of period		868
ING GNMA INCOME FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.01
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	6,733
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.95	$10.17
Value at end of period	$10.29	$10.28
Number of accumulation units outstanding at end of period	1,384	5,481
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.00	$10.17
Value at end of period	$10.30	$10.30
Number of accumulation units outstanding at end of period	10,556	6,879

CFI - 4

Condensed Financial Information (continued)

	0.45% Total Charges	0.50% Total Charges

	2004	2004
ING REAL ESTATE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.46
Value at end of period	$12.76
Number of accumulation units outstanding at end of period	2,984
ING T. ROWE PRICE DIVERSIFIED MIDCAP GROWTH PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.68
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	2,117
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.30
Value at end of period		$11.22
Number of accumulation units outstanding at end of period		1,791
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period		$9.93
Value at end of period		$10.78
Number of accumulation units outstanding at end of period		901
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.32
Value at end of period	$11.79
Number of accumulation units outstanding at end of period	3,464
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period		$9.95
Value at end of period		$10.29
Number of accumulation units outstanding at end of period		1,029
ING VP STRATEGIC ALLOCATYION BALANCED PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.02
Value at end of period		$10.76
Number of accumulation units outstanding at end of period		32
ING VP STRATEGIC ALLOCATYION GROWTH PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period		$9.93
Value at end of period		$10.91
Number of accumulation units outstanding at end of period		880
ING VP STRATEGIC ALLOCATYION INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.06
Value at end of period		$10.56
Number of accumulation units outstanding at end of period		235
LORD ABBETT AFFILIATED FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.91
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	289
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.43
Value at end of period	$12.02
Number of accumulation units outstanding at end of period	5,413
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.44	$10.37
Value at end of period	$11.84	$11.84
Number of accumulation units outstanding at end of period	3,439	21,591
CFI - 5

Condensed Financial Information (continued)

	0.45% Total Charges	0.50% Total Charges

	2004	2004
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.65
Value at end of period	$10.58
Number of accumulation units outstanding at end of period	16,862
MUTUAL DISCOVERY FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.18
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	11,385
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.74	$9.62
Value at end of period	$10.36	$10.35
Number of accumulation units outstanding at end of period	5,992	1,490
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.82
Value at end of period	$13.06
Number of accumulation units outstanding at end of period	2,172
PAX WORLD BALANCED FUND, INC.
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.14
Value at end of period	$11.12
Number of accumulation units outstanding at end of period	20
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.01
Value at end of period		$10.94
Number of accumulation units outstanding at end of period		50
PIONEER HIGH YIELD FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.82
Value at end of period	$10.47
Number of accumulation units outstanding at end of period	5,075
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.37
Value at end of period		$11.64
Number of accumulation units outstanding at end of period		907
TEMPLETON FOREIGN FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.97	$9.94
Value at end of period	$11.46	$11.46
Number of accumulation units outstanding at end of period	11,382	12,691
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during July 2004)
Value at beginning of period		$9.91
Value at end of period		$10.84
Number of accumulation units outstanding at end of period		19,477
UBS U.S. SMALL CAP GROWTH FUND
(Funds were first received in this option during September 2004)
Value at beginning of period		$9.15
Value at end of period		$10.71
Number of accumulation units outstanding at end of period		4,492
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period		$10.11
Value at end of period		$11.23
Number of accumulation units outstanding at end of period		18,284

CFI - 6

Condensed Financial Information (continued)

	0.45% Total Charges	0.50% Total Charges

	2004	2004
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.97	$9.97
Value at end of period	$10.75	$10.75
Number of accumulation units outstanding at end of period	22,428	22,663

CFI - 7

CONDENSED FINANCIAL INFORMATION

TABLE III FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.65% AND 0.70% (Selected data for accumulation units outstanding throughout each period

	0.65% Total Charges	0.70% Total Charges

	2004	2004
ALLIANZ NFJ SMALL-CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period		$10.13
Value at end of period		$12.00
Number of accumulation units outstanding at end of period		4,378
AMERICAN BALANCED FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.33	$9.93
Value at end of period	$10.58	$10.57
Number of accumulation units outstanding at end of period	1,203	40,988
ARIEL APPRECIATION FUND
(Funds were first received in this option during June 2004)
Value at beginning of period		$9.92
Value at end of period		$10.92
Number of accumulation units outstanding at end of period		7,989
BARON ASSET FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.38	$10.32
Value at end of period	$12.15	$12.15
Number of accumulation units outstanding at end of period	3,933	186
BARON GROWTH FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.43	$10.30
Value at end of period	$12.08	$12.08
Number of accumulation units outstanding at end of period	8,181	7,742
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.03	$10.02
Value at end of period	$11.55	$11.55
Number of accumulation units outstanding at end of period	9,973	14,504
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.97	$11.41
Value at end of period	$11.63	$11.63
Number of accumulation units outstanding at end of period	3,008	3,046
FIDELITY® ADVISOR MID CAP FUND
(Funds were first received in this option during June 2004)
Value at beginning of period		$9.90
Value at end of period		$11.39
Number of accumulation units outstanding at end of period		9,887
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.03	$9.97
Value at end of period	$11.39	$11.39
Number of accumulation units outstanding at end of period	14,324	75
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.60	$9.73
Value at end of period	$10.90	$10.90
Number of accumulation units outstanding at end of period	8,594	250
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during December 2004)
Value at beginning of period		$10.75
Value at end of period		$10.91
Number of accumulation units outstanding at end of period		137

CFI - 8

Condensed Financial Information (continued)

	0.65% Total Charges	0.70% Total Charges

	2004	2004
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period		$11.78
Value at end of period		$12.18
Number of accumulation units outstanding at end of period		1,248
ING GNMA INCOME FUND
(Funds were first received in this option during June 2004)
Value at beginning of period		$9.85
Value at end of period		$10.17
Number of accumulation units outstanding at end of period		16,825
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.24	$10.23
Value at end of period	$10.27	$10.26
Number of accumulation units outstanding at end of period	5,865	2,358
ING JP MORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.23
Value at end of period	$11.71
Number of accumulation units outstanding at end of period	2,000
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period		$10.75
Value at end of period		$10.84
Number of accumulation units outstanding at end of period		46
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.24	$9.82
Value at end of period	$10.28	$10.28
Number of accumulation units outstanding at end of period	19	11,973
ING REAL ESTATE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.76
Value at end of period		$12.73
Number of accumulation units outstanding at end of period		70
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period		$9.94
Value at end of period		$10.32
Number of accumulation units outstanding at end of period		1,589
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period		$10.36
Value at end of period		$10.70
Number of accumulation units outstanding at end of period		1,200
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period		$10.97
Value at end of period		$11.27
Number of accumulation units outstanding at end of period		5,139
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.84
Value at end of period	$11.30
Number of accumulation units outstanding at end of period	10,298
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period		$9.95
Value at end of period		$10.27
Number of accumulation units outstanding at end of period		8,233

CFI - 9

Condensed Financial Information (continued)

	0.65% Total Charges	0.70% Total Charges

	2004	2004
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period		$9.92
Value at end of period		$10.74
Number of accumulation units outstanding at end of period		1,234
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period		$9.88
Value at end of period		$10.89
Number of accumulation units outstanding at end of period		550
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period		$10.49
Value at end of period		$10.54
Number of accumulation units outstanding at end of period		2
LORD ABBETT AFFILIATED FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.69	$9.93
Value at end of period	$11.08	$11.07
Number of accumulation units outstanding at end of period	624	2,642
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during June 2004)
Value at beginning of period		$10.05
Value at end of period		$11.81
Number of accumulation units outstanding at end of period		3,190
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
(Funds were first received in this option during December 2004)
Value at beginning of period		$10.45
Value at end of period		$10.55
Number of accumulation units outstanding at end of period		145
NEW PERSPECTIVE FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period		$9.90
Value at end of period		$11.13
Number of accumulation units outstanding at end of period		12,454
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.03	$9.69
Value at end of period	$10.34	$10.33
Number of accumulation units outstanding at end of period	282	128
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.76
Value at end of period	$13.03
Number of accumulation units outstanding at end of period	2,837
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.73	$9.73
Value at end of period	$11.43	$11.43
Number of accumulation units outstanding at end of period	574	4,606
OPPENHEIMER MAIN STREET FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period		$9.89
Value at end of period		$10.63
Number of accumulation units outstanding at end of period		1,182
PAX WORLD BALANCED FUND, INC.
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.66	$11.00
Value at end of period	$11.10	$11.10
Number of accumulation units outstanding at end of period	481	218

CFI - 10

Condensed Financial Information (continued)

	0.65% Total Charges	0.70% Total Charges

	2004	2004
PIONEER HIGH YIELD FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.31
Value at end of period	$10.45
Number of accumulation units outstanding at end of period	7,728
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.17	$10.18
Value at end of period	$11.62	$11.62
Number of accumulation units outstanding at end of period	7,492	15,695
TEMPLETON FOREIGN FUND
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.92	$9.97
Value at end of period	$11.44	$11.44
Number of accumulation units outstanding at end of period	5,713	306
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.56	$10.00
Value at end of period	$10.82	$10.82
Number of accumulation units outstanding at end of period	9,748	37,891
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.72
Value at end of period	$11.05
Number of accumulation units outstanding at end of period	1,987
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during November 2004)
Value at beginning of period	$10.42	$9.95
Value at end of period	$10.73	$10.73
Number of accumulation units outstanding at end of period	2,260	30,562

CFI - 11

CONDENSED FINANCIAL INFORMATION

TABLE IV FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75% AND 0.80% (Selected data for accumulation units outstanding throughout each period

	0.75% Total Charges	0.80% Total Charges

	2004	2004
AIM HEALTH SCIENCES FUND
(Funds were first received in this option during August 2004)
Value at beginning of period		$9.10
Value at end of period		$10.00
Number of accumulation units outstanding at end of period		2,121
ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.83
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	2,045
AMERICAN BALANCED FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period		$9.90
Value at end of period		$10.57
Number of accumulation units outstanding at end of period		8,141
BARON ASSET FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.24	$11.64
Value at end of period	$12.14	$12.14
Number of accumulation units outstanding at end of period	1,480	3,615
BARON GROWTH FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.25	$9.74
Value at end of period	$12.07	$12.07
Number of accumulation units outstanding at end of period	6,306	2,947
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.27
Value at end of period	$11.62
Number of accumulation units outstanding at end of period	1,597
FIDELITY® ADVISOR MID CAP FUND
(Funds were first received in this option during August 2004)
Value at beginning of period		$9.35
Value at end of period		$11.38
Number of accumulation units outstanding at end of period		1,724
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period		$9.96
Value at end of period		$11.38
Number of accumulation units outstanding at end of period		7,423
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period		$8.93
Value at end of period		$9.84
Number of accumulation units outstanding at end of period		2,107
ING GNMA INCOME FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.14	$10.09
Value at end of period	$10.16	$10.16
Number of accumulation units outstanding at end of period	3,099	403
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.20	$10.21
Value at end of period	$10.26	$10.26
Number of accumulation units outstanding at end of period	7,986	4,349

CFI - 12

Condensed Financial Information (continued)

	0.75% Total Charges	0.80% Total Charges

	2004	2004
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.19
Value at end of period	$10.28
Number of accumulation units outstanding at end of period	1,268
ING REAL ESTATE FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.58	$10.53
Value at end of period	$12.73	$12.72
Number of accumulation units outstanding at end of period	3,267	2,494
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$9.80	$9.67
Value at end of period	$10.75	$10.75
Number of accumulation units outstanding at end of period	2,261	6,689
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$9.99	$9.73
Value at end of period	$11.29	$11.29
Number of accumulation units outstanding at end of period	654	388
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.27	$9.88
Value at end of period	$11.76	$11.75
Number of accumulation units outstanding at end of period	2,376	1,027
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period		$10.09
Value at end of period		$10.26
Number of accumulation units outstanding at end of period		1,500
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period		$11.27
Value at end of period		$11.54
Number of accumulation units outstanding at end of period		1,298
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$9.96	$9.82
Value at end of period	$10.73	$10.73
Number of accumulation units outstanding at end of period	17,697	1,748
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$9.89	$9.73
Value at end of period	$10.89	$10.88
Number of accumulation units outstanding at end of period	697	8,778
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.05	$9.91
Value at end of period	$10.54	$10.53
Number of accumulation units outstanding at end of period	483	605
LORD ABBETT AFFILIATED FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$9.94	$9.80
Value at end of period	$11.07	$11.06
Number of accumulation units outstanding at end of period	8,800	2,583
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during December 2004)
Value at beginning of period		$11.65
Value at end of period		$11.98
Number of accumulation units outstanding at end of period		6,143

CFI - 13

Condensed Financial Information (continued)

	0.75% Total Charges	0.80% Total Charges

	2004	2004
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during December 2004)
Value at beginning of period		$11.54
Value at end of period		$11.80
Number of accumulation units outstanding at end of period		8,245
NEW PERSPECIFE FUND®
(Funds were first received in this option during December 2004)
Value at beginning of period		$10.93
Value at end of period		$11.12
Number of accumulation units outstanding at end of period		4,726
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.53
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	11,086
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.54	$12.42
Value at end of period	$13.02	$13.02
Number of accumulation units outstanding at end of period	3,595	4,445
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during August 2004)
Value at beginning of period		$9.38
Value at end of period		$11.42
Number of accumulation units outstanding at end of period		2,773
PIONEER HIGH YIELD FUND
(Funds were first received in this option during August 2004)
Value at beginning of period	$10.07	$9.86
Value at end of period	$10.44	$10.44
Number of accumulation units outstanding at end of period	4,420	4,664
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.36
Value at end of period	$11.61
Number of accumulation units outstanding at end of period	7,874
TEMPLETON FOREIGN FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.99
Value at end of period	$11.43
Number of accumulation units outstanding at end of period	1,998
TEMPLETON GROWTH FUND, INC.
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.03
Value at end of period	$11.31
Number of accumulation units outstanding at end of period	2,440
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during December 2004)
Value at beginning of period		$10.61
Value at end of period		$10.81
Number of accumulation units outstanding at end of period		13,509
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.84
Value at end of period	$10.81
Number of accumulation units outstanding at end of period	3,833
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during August 2004)
Value at beginning of period		$9.90
Value at end of period		$10.72
Number of accumulation units outstanding at end of period		9,936

CFI - 14

CONDENSED FINANCIAL INFORMATION

TABLE V FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.90% AND 1.00% (Selected data for accumulation units outstanding throughout each period)

	0.90% Total Charges	1.00% Total Charges

	2004	2004
ARIEL APPRECIATION FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.67
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	141
ARIEL FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.90
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	2,340
BARON GROWTH FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.95
Value at end of period	$12.06
Number of accumulation units outstanding at end of period	3,444
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.54
Value at end of period	$11.53
Number of accumulation units outstanding at end of period	2,625
FIDELITY® ADVISOR MID CAP FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.52	$9.75
Value at end of period	$11.37	$11.36
Number of accumulation units outstanding at end of period	3,042	855
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.96	$10.31
Value at end of period	$11.37	$11.36
Number of accumulation units outstanding at end of period	3,585	1,845
ING GNMA INCOME FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.82
Value at end of period	$10.15
Number of accumulation units outstanding at end of period	1,552
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.75
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	1,306
ING REAL ESTATE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.07
Value at end of period	$12.71
Number of accumulation units outstanding at end of period	1,175
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.74
Value at end of period	$11.25
Number of accumulation units outstanding at end of period	1,437
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period		$9.84
Value at end of period		$10.73
Number of accumulation units outstanding at end of period		2,189

CFI - 15

Condensed Financial Information (continued)

	0.90% Total Charges	1.00% Total Charges

	2004	2004
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.01
Value at end of period		$11.27
Number of accumulation units outstanding at end of period		1,025
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.58
Value at end of period	$10.87
Number of accumulation units outstanding at end of period	401
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.68
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	683
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.33
Value at end of period		$11.78
Number of accumulation units outstanding at end of period		150
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.10
Value at end of period	$13.00
Number of accumulation units outstanding at end of period	4,179
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during September 2004)
Value at beginning of period		$9.76
Value at end of period		$11.40
Number of accumulation units outstanding at end of period		135
PIONEER HIGH YIELD FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.57
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	2,447
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.81
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	7,662
TEMPLETON GROWTH FUND, INC.
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.63
Value at end of period	$11.29
Number of accumulation units outstanding at end of period	1,377
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.74	$9.84
Value at end of period	$10.80	$10.79
Number of accumulation units outstanding at end of period	4,724	1,764
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.65	$10.24
Value at end of period	$11.02	$11.01
Number of accumulation units outstanding at end of period	1,294	1,180
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.75	$10.12
Value at end of period	$10.71	$10.70
Number of accumulation units outstanding at end of period	2,066	797

CFI - 16

CONDENSED FINANCIAL INFORMATION

TABLE VI FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.05% AND 1.10% (Selected data for accumulation units outstanding throughout each period)

	1.05% Total Charges	1.10% Total Charges

	2004	2004
AMERICAN BALANCED FUND®
(Funds were first received in this option during October 2004)
Value at beginning of period	$9.96	$9.95
Value at end of period	$10.54	$10.54
Number of accumulation units outstanding at end of period	40,105	307
ARIEL APPRECIATION FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.99
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	1,563
ARIEL FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.50
Value at end of period	$11.68
Number of accumulation units outstanding at end of period	9,711
BARON ASSET FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.41
Value at end of period	$12.11
Number of accumulation units outstanding at end of period	387
BARON GROWTH FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.22	$9.89
Value at end of period	$12.04	$12.03
Number of accumulation units outstanding at end of period	707	1,049
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during August 2004)
Value at beginning of period		$9.92
Value at end of period		$11.51
Number of accumulation units outstanding at end of period		174
FIDELITY® ADVISOR MID CAP FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.95	$9.51
Value at end of period	$11.35	$11.35
Number of accumulation units outstanding at end of period	1,877	376
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$10.22
Value at end of period	$11.35
Number of accumulation units outstanding at end of period	26,766
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during August 2004)
Value at beginning of period		$9.38
Value at end of period		$10.87
Number of accumulation units outstanding at end of period		262
ING GNMA INCOME FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.15
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	8,130
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.15	$9.94
Value at end of period	$10.23	$10.23
Number of accumulation units outstanding at end of period	427	1,076

CFI - 17

Condensed Financial Information (continued)

	1.05% Total Charges	1.10% Total Charges

	2004	2004
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.97
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	9,381
ING REAL ESTATE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$11.22
Value at end of period	$12.69
Number of accumulation units outstanding at end of period	12,136
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period		$9.54
Value at end of period		$10.66
Number of accumulation units outstanding at end of period		1,127
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period		$9.56
Value at end of period		$10.72
Number of accumulation units outstanding at end of period		617
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period		$9.85
Value at end of period		$11.26
Number of accumulation units outstanding at end of period		255
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.87
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	4,659
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.85
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	540
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.89
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	872
LORD ABBETT AFFILIATED FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.06	$9.89
Value at end of period	$11.04	$11.03
Number of accumulation units outstanding at end of period	3,498	174
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.59	$10.07
Value at end of period	$11.95	$11.95
Number of accumulation units outstanding at end of period	1,787	1,170
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.37
Value at end of period	$11.78
Number of accumulation units outstanding at end of period	5,664
MUTUAL DISCOVERY FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.33
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	4,652

CFI - 18

Condensed Financial Information (continued)

	1.05% Total Charges	1.10% Total Charges

	2004	2004
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.66
Value at end of period	$10.30
Number of accumulation units outstanding at end of period	1,965
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during September 2004)
Value at beginning of period	$9.79	$9.28
Value at end of period	$11.39	$11.39
Number of accumulation units outstanding at end of period	1,476	1,585
PIONEER HIGH YIELD FUND
(Funds were first received in this option during July 2004)
Value at beginning of period		$9.76
Value at end of period		$10.41
Number of accumulation units outstanding at end of period		881
T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.33
Value at end of period	$11.58
Number of accumulation units outstanding at end of period	13,673
TEMPLETON FOREIGN FUND
(Funds were first received in this option during July 2004)
Value at beginning of period	$9.84
Value at end of period	$11.40
Number of accumulation units outstanding at end of period	761
TEMPLETON GROWTH FUND, INC.
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.06
Value at end of period	$11.28
Number of accumulation units outstanding at end of period	424
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during October 2004)
Value at beginning of period	$9.83	$9.53
Value at end of period	$10.78	$10.78
Number of accumulation units outstanding at end of period	10,740	2,080
VANGUARD® EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.42
Value at end of period	$11.19
Number of accumulation units outstanding at end of period	199
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.00	$10.00
Value at end of period	$10.69	$10.69
Number of accumulation units outstanding at end of period	17,278	893

CFI - 19

CONDENSED FINANCIAL INFORMATION

TABLE VII FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% AND 1.30% (Selected data for accumulation units outstanding throughout each period)

	1.25% Total Charges	1.30% Total Charges

	2004	2004
AMERICAN BALANCED FUND®
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.91	$9.96
Value at end of period	$10.52	$10.52
Number of accumulation units outstanding at end of period	90	133
ARIEL FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.71
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	1,141
BARON GROWTH FUND
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.46
Value at end of period		$12.01
Number of accumulation units outstanding at end of period		17
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.14	$10.39
Value at end of period	$11.57	$11.56
Number of accumulation units outstanding at end of period	105	18
FIDELITY® ADVISOR MID CAP FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$9.95	$9.88
Value at end of period	$11.33	$11.33
Number of accumulation units outstanding at end of period	887	20
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.31	$10.42
Value at end of period	$11.33	$11.33
Number of accumulation units outstanding at end of period	656	35
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.92
Value at end of period	$10.84
Number of accumulation units outstanding at end of period	38
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.50
Value at end of period	$9.80
Number of accumulation units outstanding at end of period	49
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.22
Value at end of period	$12.14
Number of accumulation units outstanding at end of period	18
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.80
Value at end of period	$10.23
Number of accumulation units outstanding at end of period	89
ING T. ROWE PRICE DIVERSIFIED MIDCAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.56
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	18
CFI - 20

Condensed Financial Information (continued)

	1.25% Total Charges	1.30% Total Charges

	2004	2004
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.03	$9.63
Value at end of period	$10.65	$10.64
Number of accumulation units outstanding at end of period	10	38
ING T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.41
Value at end of period		$11.55
Number of accumulation units outstanding at end of period		21
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.89
Value at end of period	$11.21
Number of accumulation units outstanding at end of period	36
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.90	$9.84
Value at end of period	$10.70	$10.70
Number of accumulation units outstanding at end of period	30	16
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.10
Value at end of period	$11.24
Number of accumulation units outstanding at end of period	17
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.14
Value at end of period		$10.22
Number of accumulation units outstanding at end of period		41
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.22	$10.19
Value at end of period	$11.49	$11.49
Number of accumulation units outstanding at end of period	7	26
LORD ABBETT AFFILIATED FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$9.87
Value at end of period	$11.02
Number of accumulation units outstanding at end of period	1,398
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.28
Value at end of period	$11.93
Number of accumulation units outstanding at end of period	1,162
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.51
Value at end of period	$12.96
Number of accumulation units outstanding at end of period	456
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.80	$9.82
Value at end of period	$11.37	$11.37
Number of accumulation units outstanding at end of period	23	26
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during June 2004)
Value at beginning of period	$10.16
Value at end of period	$11.67
Number of accumulation units outstanding at end of period	18

CFI - 21

Condensed Financial Information (continued)

	1.25% Total Charges	1.30% Total Charges

	2004	2004
TEMPLETON GROWTH FUND, INC.
(Funds were first received in this option during October 2004)
Value at beginning of period	$10.11
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	1,186
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.99
Value at end of period	$10.76
Number of accumulation units outstanding at end of period	2,617
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.86
Value at end of period	$10.99
Number of accumulation units outstanding at end of period	365
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during September 2004)
Value at beginning of period		$10.07
Value at end of period		$10.67
Number of accumulation units outstanding at end of period		16

CFI - 22

CONDENSED FINANCIAL INFORMATION

TABLE VIII FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% AND 1.45% (Selected data for accumulation units outstanding throughout each period)

	1.40% Total Charges	1.45% Total Charges

	2004	2004
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during November 2004)
Value at beginning of period		$10.74
Value at end of period		$10.99
Number of accumulation units outstanding at end of period		79
AMERICAN BALANCED FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.74	$9.94
Value at end of period	$10.51	$10.50
Number of accumulation units outstanding at end of period	8,691	11
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.53
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	3,558
FIDELITY® ADVISOR MID CAP FUND
(Funds were first received in this option during October 2004)
Value at beginning of period		$9.94
Value at end of period		$11.31
Number of accumulation units outstanding at end of period		24
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.95	$10.96
Value at end of period	$11.32	$11.31
Number of accumulation units outstanding at end of period	7,982	108
FRANKLIN SMALL-MID CAP GROWTH FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.31	$10.96
Value at end of period	$10.84	$12.11
Number of accumulation units outstanding at end of period	6,030	42
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.95
Value at end of period	$11.64
Number of accumulation units outstanding at end of period	4,406
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.97	$10.66
Value at end of period	$12.11	$12.10
Number of accumulation units outstanding at end of period	3,653	20
ING GNMA INCOME FUND
(Funds were first received in this option during June 2004)
Value at beginning of period	$9.78	$10.14
Value at end of period	$10.10	$10.10
Number of accumulation units outstanding at end of period	2,893	49
ING INTERMEDIATE BOND FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.18
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	155
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.78	$10.20
Value at end of period	$10.22	$10.21
Number of accumulation units outstanding at end of period	8,365	194

CFI - 23

Condensed Financial Information (continued)

	1.40% Total Charges	1.45% Total Charges

	2004	2004
ING REAL ESTATE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period		$11.21
Value at end of period		$12.65
Number of accumulation units outstanding at end of period		78
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.78	$10.17
Value at end of period	$11.13	$11.13
Number of accumulation units outstanding at end of period	10,078	122
ING T. ROWE PRICE MID-CAP VALUE FUND
(Funds were first received in this option during October 2004)
Value at beginning of period		$10.42
Value at end of period		$11.54
Number of accumulation units outstanding at end of period		24
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.67
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	3,243
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$10.02	$10.08
Value at end of period	$11.23	$11.22
Number of accumulation units outstanding at end of period	2,364	32
ING VP INEIDX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.70	$10.47
Value at end of period	$11.69	$11.68
Number of accumulation units outstanding at end of period	31	25
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.73
Value at end of period	$10.21
Number of accumulation units outstanding at end of period	2,018
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.63
Value at end of period	$10.67
Number of accumulation units outstanding at end of period	7,269
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.57
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	4,156
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.67
Value at end of period	$10.48
Number of accumulation units outstanding at end of period	1,571
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.95
Value at end of period	$11.91
Number of accumulation units outstanding at end of period	6,302
LORD ABBETT SMALL-CAP VALUE FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.99
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	2,551

CFI - 24

Condensed Financial Information (continued)

	1.40% Total Charges	1.45% Total Charges

	2004	2004
OPPENHEIMER CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.29
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	76
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during October 2004)
Value at beginning of period		$10.90
Value at end of period		$12.94
Number of accumulation units outstanding at end of period		64
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.67
Value at end of period	$11.36
Number of accumulation units outstanding at end of period	1,468
OPPENHEIMER MAIN STREET FUND®
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.57
Value at end of period	$10.56
Number of accumulation units outstanding at end of period	32
PAX WORLD BALANCED FUND
(Funds were first received in this option during October 2004)
Value at beginning of period		$10.17
Value at end of period		$11.02
Number of accumulation units outstanding at end of period		13
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.30
Value at end of period	$11.29
Number of accumulation units outstanding at end of period	5
PIONEER HIGH YIELD FUND
(Funds were first received in this option during October 2004)
Value at beginning of period		$10.09
Value at end of period		$10.38
Number of accumulation units outstanding at end of period		89
TEMPLETON FOREIGN FUND
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.40	$10.12
Value at end of period	$11.37	$11.36
Number of accumulation units outstanding at end of period	6,356	135
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.73	$9.90
Value at end of period	$10.75	$10.74
Number of accumulation units outstanding at end of period	14,356	54
THE INCOME FUND OF AMERICA®
(Funds were first received in this option during December 2004)
Value at beginning of period	$10.99
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	78
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2004)
Value at beginning of period	$9.95
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	3,829

CFI - 25
FOR MASTER APPLICATIONS ONLY

  I hereby acknowledge receipt of an Account C prospectus dated April 29, 2005, as well as all current prospectuses for the funds available under the Contracts.

  ___ Please send an Account C Statement of Additional Information (Form No. SAI.109860-05) dated April 29, 2005.

CONTRACT HOLDER'S SIGNATURE

DATE
PRO.109860-05

PART B STATEMENT OF ADDITIONAL INFORMATION
VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statement of Additional Information dated April 29, 2005

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated April 29, 2005. The contract offered in connection with the prospectus is a group deferred variable annuity contract funded through Variable Annuity Account C (the "separate account").

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING USFS Customer Service Defined Contribution Administration, TS21 151 Farmington Avenue Hartford, Connecticut 06156 1-800-262-3862
Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company", "we", "us", "our") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2004, the Company and its subsidiary life company had $53 billion invested through their products, including $34 billion in their separate accounts (of which the Company, or its management affiliates ING Investment Management Co. and ING Investments, LLC manages or oversees the management of $19 billion). The Company is ranked among the top 5% of all life and health insurance companies rated by A.M. Best Company as of July 16, 2004. The Company is an indirect subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the daily asset charge, subaccount administrative adjustment charge (if any) and the transferred asset benefit charge (if applicable) described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds may be available in all jurisdictions, under all contracts, or under all plans.

2

The funds currently available under the contract are as follows:

AIM Health Sciences Fund
(Investor Class)(1)(2)

AIM Mid Cap Core Equity Fund
(Class A)(1)

AllianceBernstein Growth and Income Fund (Class A)(1)

Allianz NFJ Small-Cap Value Fund
(Class A) (1)(2)

American Balanced Fund® (Class R-3) (1)

Ariel Appreciation Fund(1)

Ariel Fund(1)

Baron Asset Fund(1)

Baron Growth Fund(1)

EuroPacific Growth Fund® (Class R-3) (1)

Evergreen Special Values Fund (Class A) (1)

Fidelity® Advisor Mid Cap Fund
(Class T)(1)

Fidelity® VIP Contrafund® Portfolio
(Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio
(Initial Class)

Franklin Small Cap Value Securities Fund (Class 2)

Franklin Small-Mid Cap Growth Fund (Class A) (1)

ING American Century Small Cap Value Portfolio (Service Class)

ING Baron Small Cap Growth Portfolio (Service Class)

ING Evergreen Health Sciences Portfolio (Class S)

ING Financial Services Fund (Class A) (1)

ING FMRSM Diversified Mid Cap Portfolio (Class S)

ING GNMA Income Fund (Class A) (1)

ING Intermediate Bond Fund (Class A) (1)

ING International Fund (Class Q) (1)

ING International SmallCap Fund
(Class A) (1) (2)

ING JPMorgan Fleming International Portfolio (Service Class)

ING JPMorgan Mid Cap Value Portfolio (Service Class)

ING LargeCap Growth Fund (Class A) (1)

ING Legg Mason Value Portfolio
(Class S)

ING Marsico Growth Portfolio
(Class S)

ING Marsico International Opportunities Portfolio (Class S)

ING MFS Total Return Portfolio
(Class S)

ING Oppenheimer Global Portfolio
(Initial Class)

ING PIMCO Total Return Portfolio
(Service Class)

ING Real Estate Fund (Class A) (1)

ING Salomon Brothers Aggressive Growth Portfolio (Service Class)

ING Salomon Brothers Fundamental Value Portfolio (Service Class)

ING Solution 2015 Portfolio
(Adviser Class) (3)

ING Solution 2025 Portfolio
(Adviser Class) (3)

ING Solution 2035 Portfolio
(Adviser Class) (3)

ING Solution 2045 Portfolio
(Adviser Class) (3)

ING Solution Income Portfolio
(Adviser Class) (3)

ING T. Rowe Price Capital Appreciation Portfolio (Class S)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)(2)

ING T. Rowe Price Equity Income Portfolio (Class S)

ING T. Rowe Price Growth Equity Portfolio (Service Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING VP Balanced Portfolio, Inc. (Class I)

ING VP Global Science and Technology Portfolio (Class I)

ING VP Index Plus LargeCap Portfolio (Class I)

ING VP Index Plus MidCap Portfolio
(Class I)

ING VP Index Plus SmallCap Portfolio (Class I)

ING VP Intermediate Bond Portfolio
(Class I) (2)

ING VP International Value Portfolio
(Class I)

ING VP Money Market Portfolio (Class I)

ING VP Small Company Portfolio
(Class I)

ING VP Strategic Allocation Balanced Portfolio (Class I)

ING VP Strategic Allocation Growth Portfolio (Class I)

ING VP Strategic Allocation Income Portfolio (Class I)

ING VP Value Opportunity Portfolio
(Class I)

Legg Mason Value Trust, Inc.
(Primary Class) (1)

Lord Abbett Affiliated Fund (Class A) (1)

Lord Abbett Mid-Cap Value Fund
(Class A) (1)

Lord Abbett Small-Cap Value Fund
(Class A) (1)

Massachusetts Investors Growth Stock Fund (Class A) (1)

Mutual Discovery Fund (Class R) (1)

New Perspective Fund® (Class R-3) (1)

Oppenheimer Capital Appreciation Fund (Class A) (1)

Oppenheimer Developing Markets Fund (Class A) (1)

Oppenheimer Main Street Fund®
(Class A) (1)

Pax World Balanced Fund, Inc. (1)

Pioneer Equity Income VCT Portfolio
(Class I)

Pioneer Fund VCT Portfolio (Class I)

Pioneer High Yield Fund (Class A) (1)

Pioneer Mid Cap Value VCT Portfolio (Class I)

T. Rowe Price Mid-Cap Value Fund
(Class R) (1)(4)

Templeton Foreign Fund (Class A) (1)

Templeton Growth Fund, Inc. (Class A) (1)

The Growth Fund of America®
(Class R-3) (1)

The Income Fund of America® (Class R-3) (1)

UBS U.S. Small Cap Growth Fund
(Class A) (1)

Vanguard® Diversified Value Portfolio

Vanguard® Equity Income Portfolio

Vanguard® Small Company Growth Portfolio

Washington Mutual Investors FundSM
(Class R-3) (1)

1	This fund is available to the general public. See "Additional Risks of Investing in the Funds" in the prospectus.
2	This fund has changed its name to the name listed above. See Appendix IV - Fund Descriptions on page 60 in the prospectus for a complete list of former and current fund names.
3	These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See "Fees - Fund Fees and Expenses" for additional information.
4	Only available to plans that were offering this fund prior to February 25, 2005.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

3

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2004, 2003 and 2002 amounted to $33,938,738.36, $32,306,093 and $28,823,475, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company.

As described in the prospectus, compensation paid to those who sell the contract can affect the daily asset charge applied. The following chart illustrates the maximum daily asset charge that may be applied under a contract depending upon the compensation option selected by the individual selling the contract.

Maximum Daily Asset Charge for Case Based Compensation

	First Case Year (Case Year 1 Only)	Renewal Year & Increase Deposits (All Case Years)	Takeover (Case Year 1 Only)	Asset Based (Starts Case Month 1)	Asset Based (Starts Case Month 13)	Maximum Daily Asset Charge
Option 1	1.00%	0.00%	1.00%	0.00%	0.15	1.10
Option 2	1.00%	0.00%	1.00%	0.00%	0.25	1.25
Option 3	1.00%	0.00%	1.00%	0.00%	0.30	1.30
Option 4	1.00%	0.00%	1.00%	0.00%	0.40	1.45
Option 5	1.00%	0.00%	1.00%	0.00%	0.50	1.55
Option 6	0.00%	0.00%	0.00%	0.40%	0.00	1.25
Option 7	0.00%	0.00%	0.00%	0.00%	0.00	0.75

Maximum Daily Asset Charge for Participant Based Compensation
	First Participant Year and Increases	Renewal Premium	Tax Free Exchanges/ Takeover Assets	Asset Based (Starts Participant Month 13)		Maximum Daily Asset Charge
Option 1	3.00	0.25	1.00	0.10		1.20
Option 2	2.00	0.50	2.00	0.25		1.55
Option 3	1.00	1.00	1.00	0.25		1.35

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

			4

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.
EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.40000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

* If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.
5

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements.

6

Form No. SAI.109860-05	ILIAC April 2005

Financial Statements
ING Life Insurance and Annuity Company
Variable Annuity Account C
Year ended December 31, 2004
with Report of Independent Registered Public Accounting Firm

S-1

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ING life insurance and annuity company
variable annuity account c
Financial Statements
Year ended December 31, 2004

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants

ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Growth Series:

AIM Health Sciences Fund - Investor Class

AIM Mid Cap Core Equity Fund - Class A

AIM Small Cap Growth Fund - Class A

AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Fund - Series I

AIM V.I. Core Equity Fund - Series I

AIM V.I. Growth Fund - Series I

AIM V.I. Premier Equity Fund - Series I

Alliance Bernstein Variable Products Series Fund, Inc.:

Alliance Bernstein Growth and Income Fund - Class A

Alliance Bernstein Growth and Income Portfolio

American Balanced Fund® - Class R-3**

American Century® Income & Growth Fund-Advisor Class

Ariel Investment Trust:

Ariel Appreciation Fund

Ariel Fund

Baron Asset Fund

Baron Growth Fund

Calvert Variable Series, Inc.:

Calvert Social Balanced Portfolio

EuroPacific Growth Fund® - Class R-3

EuroPacific Growth Fund® - Class R-4

Evergreen Special Values Fund - Class A

Fidelity® Advisor Mid Cap Fund - Class T

Fidelity® Variable Insurance Products:

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio-Initial Class

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

Fidelity® VIP Index 500 Portfolio-Initial Class

Fidelity® Variable Insurance Products (continued):

Fidelity® VIP Overseas Portfolio-Initial Class

Franklin Strategic Series:

Franklin Small-Mid Cap Growth Fund - Class A

Franklin Templeton Variable Insurance Products Trust:

Franklin Small Cap Value Securities Fund-Class 2

The Growth Fund of America® - Class R-3

The Growth Fund of America® - Class R-4

The Income Fund of America® - Class R-3

ING GET Fund:

ING GET Fund - Series D

ING GET Fund - Series E

ING GET Fund - Series G

ING GET Fund - Series H

ING GET Fund - Series I

ING GET Fund - Series J

ING GET Fund - Series K

ING GET Fund - Series L

ING GET Fund - Series Q

ING GET Fund - Series S

ING VP Balanced Portfolio, Inc. - Class I

ING VP Emerging Markets Fund

ING VP Intermediate Bond Portfolio - Class I

ING VP Money Market Portfolio - Class I

ING VP Natural Resources Trust

ING Investors Trust:

ING Julius Baer Foreign Portfolio - Service Class

ING MFS Total Return Portfolio - Service Class

ING T. Rowe Price Equity Income Portfolio - Service Class

ING Partners, Inc.:

ING Aeltus Enhanced Index Portfolio - Service Class

ING American Century Select Portfolio - Service Class

ING Partners, Inc. (continued):

ING American Century Small Cap Value Portfolio - Service Class

ING Baron Small Cap Growth Portfolio - Service Class

ING Goldman Sachs® Capital Growth Portfolio - Service Class

ING JPMorgan International Portfolio - Initial Class

ING JPMorgan Mid Cap Value Portfolio - Service Class

ING MFS Capital Opportunities Portfolio - Initial Class

ING OpCap Balanced Value Portfolio - Service Class

ING Oppenheimer Global Portfolio - Service Class

ING PIMCO Total Return Portfolio - Service Class

ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

ING Salomon Brothers Aggressive Growth Portfolio - Service Class

ING Salomon Brothers Fundamental Value Portfolio - Service Class

ING Salomon Brothers Investors Value Portfolio - Service Class

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class

ING T. Rowe Price Growth Equity Portfolio - Initial Class

ING T. Rowe Price Growth Equity Portfolio - Service Class

ING UBS U.S. Large Cap Equity Portfolio - Initial Class

ING Van Kampen Comstock Portfolio - Service Class

ING Van Kampen Equity and Income Portfolio - Service Class

ING Strategic Allocation Portfolios, Inc.:

ING VP Strategic Allocation Balanced Portfolio - Class I

ING VP Strategic Allocation Growth Portfolio - Class I

ING VP Strategic Allocation Income Portfolio - Class I

ING Financial Services Fund - Class A

ING Variable Funds:

ING VP Growth and Income Portfolio - Class I

ING Variable Insurance Trust:

ING GET US Core Portfolio - Series 1

ING GET US Core Portfolio - Series 2

ING GET US Core Portfolio - Series 3

ING GET US Core Portfolio - Series 5

ING GET US Core Portfolio - Series 6

ING GET US Core Portfolio - Series 7

ING GNMA Income Fund - Class A

ING Intermediate Bond Fund - Class A

ING Variable Portfolios, Inc.:

ING VP Global Science and Technology Portfolio - Class I

ING VP Growth Portfolio - Class I

ING VP Index Plus LargeCap Portfolio - Class I

ING VP Index Plus MidCap Portfolio - Class I

ING VP Index Plus SmallCap Portfolio - Class I

ING VP International Equity Portfolio - Class I

ING VP Small Company Portfolio - Class I

ING VP Value Opportunity Portfolio - Class I

ING Variable Products Trust:

ING VP Financial Services Portfolio - Class I

ING VP Growth Opportunities Portfolio - Class I

ING VP International Value Portfolio - Class I

ING VP MagnaCap Portfolio - Class I

ING VP MidCap Opportunities Portfolio-Class I

ING VP Real Estate Portfolio - Class I

ING VP SmallCap Opportunities Portfolio-Class I

ING Real Estate Fund - Class A

Janus Advisor Series Balanced Fund - Class I

Janus Aspen Series:

Janus Aspen Balanced Portfolio-Institutional Shares

Janus Aspen Capital Appreciation Portfolio-Service Shares

Janus Aspen Flexible Income Portfolio-Institutional Shares

Janus Aspen Growth Portfolio-Institutional Shares

Janus Aspen Mid Cap Growth Portfolio-Institutional Shares

Janus Aspen Worldwide Growth Portfolio-Institutional Shares

Janus Twenty Fund

Lord Abbett Affiliated Fund - Class A

Lord Abbett Series Fund, Inc.:

Lord Abbett Growth and Income Portfolio - Class VC

Lord Abbett Mid-Cap Value Portfolio-Class VC

Lord Abbett Mid Cap Value Fund - Class A

Lord Abbett Small-Cap Value Fund - Class A

Massachusetts Investors Growth Stock Fund - Class A

MFS® Variable Insurance TrustSM:

MFS® Total Return Series-Initial Class

Moderate Allocation Portfolio

Mutual Discovery Fund - Class R

New Perspective Fund® - Class R-3

New Perspective Fund® - Class R-4

Oppenheimer Capital Appreciation Fund - Class A

Oppenheimer Developing Markets Fund - Class A

Oppenheimer Global Fund - Class A

Oppenheimer Main Street Fund® - Class A

Oppenheimer Variable Account Funds:

Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer Main Street® Fund/VA

Oppenheimer Main Street® Small Cap Fund/VA

Oppenheimer Strategic Bond Fund/VA

Pax World Balanced Fund, Inc.

PIMCO NFJ Small-Cap Value Fund - Class A

PIMCO VIT Real Return Portfolio - Admin Class

Pioneer High Yield Fund - Class A

Pioneer Variable Contracts Trust:

Pioneer Equity Income VCT Portfolio-Class I

Pioneer Fund - Class A

Pioneer Fund VCT Portfolio-Class I

Pioneer High Yield VCT Portfolio - Class I

Pioneer Mid Cap Value VCT Portfolio-Class I

Scudder Equity 500 Index Fund

T. Rowe Price Mid-Cap Value Fund - R Class

Templeton Foreign Fund - Class A

Templeton Growth Fund, Inc. - Class A

Templeton Income Trust:

Templeton Global Bond Fund - Class A

UBS U.S. Small Cap Growth Fund - Class A

Vanguard® 500 Index Fund - Investor Shares

Vanguard® Variable Insurance Fund - Equity Income Portfolio

Wangers Advisors Trust:

Wanger Select

Wanger U.S. Smaller Companies

Washington Mutual Investors FundSM - Class R-3

Washington Mutual Investors FundSM - Class R-4

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 15, 2005

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	AIM	AIM		AIM V.I.
	Health	Mid Cap	AIM Small	Capital	AIM V.I.	AIM V.I.
	Sciences	Core Equity	Cap Growth	Appreciation	Core Equity	Growth
Assets
Investments in mutual funds
at fair value	$ 21	$ 196	$ -	$ 20,524	$ 38,313	$ 17,595
Total assets	21	196	-	20,524	38,313	17,595
Net assets	$ 21	$ 196	$ -	$ 20,524	$ 38,313	$ 17,595

Net assets
Accumulation units	$ 21	$ 196	$ -	$ 20,524	$ 38,301	$ 17,595
Contracts in payout (annuitization)
period	-	-	-	-	12	-
Total net assets	$ 21	$ 196	$ -	$ 20,524	$ 38,313	$ 17,595

Total number of shares	414	6,857	2	904,542	1,695,267	1,096,276

Cost of shares	$ 19	$ 194	$ -	$ 20,726	$ 41,023	$ 17,571

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

		Alliance-	Alliance-		American
	AIM V.I.	Bernstein	Bernstein	American	Century®
	Premier	Growth and	Growth and	Balanced	Income
	Equity	Income Fund	Income Portfolio	Fund®	& Growth
Assets
Investments in mutual funds
at fair value	$ 19,636	$ 22	$ 50	$ 1,269	$ 4,389
Total assets	19,636	22	50	1,269	4,389
Net assets	$ 19,636	$ 22	$ 50	$ 1,269	$ 4,389

Net assets
Accumulation units	$ 19,632	$ 22	$ 50	$ 1,269	$ 4,389
Contracts in payout (annuitization)
period	4	-	-	-	-
Total net assets	$ 19,636	$ 22	$ 50	$ 1,269	$ 4,389

Total number of shares	921,877	5,877	2,064	70,681	143,195

Cost of shares	$ 20,241	$ 20	$ 48	$ 1,240	$ 3,840

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

Calvert
	Ariel		Baron	Baron	Social
	Appreciation	Ariel	Asset	Growth	Balanced
Assets
Investments in mutual funds
at fair value	$ 192	$ 154	$ 135	$ 392	$ 66,170
Total assets	192	154	135	392	66,170
Net assets	$ 192	$ 154	$ 135	$ 392	$ 66,170

Net assets
Accumulation units	$ 192	$ 154	$ 135	$ 392	$ 66,170
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 192	$ 154	$ 135	$ 392	$ 66,170

Total number of shares	4,037	2,898	2,564	8,870	35,347,158

Cost of shares	$ 181	$ 147	$ 129	$ 344	$ 68,763

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	EuroPacific	EuroPacific
	Growth	Growth	Evergreen	Fidelity®
	Fund® -	Fund® -	Special	Advisor	Fidelity® VIP
	Class R-3	Class R-4	Values	Mid Cap	Contrafund®
Assets
Investments in mutual funds
at fair value	$ 553	$ 16,360	$ 47,554	$ 423	$ 743,262
Total assets	553	16,360	47,554	423	743,262
Net assets	$ 553	$ 16,360	$ 47,554	$ 423	$ 743,262

Net assets
Accumulation units	$ 553	$ 16,360	$ 47,554	$ 423	$ 741,643
Contracts in payout (annuitization)
period	-	-	-	-	1,619
Total net assets	$ 553	$ 16,360	$ 47,554	$ 423	$ 743,262

Total number of shares	15,680	463,995	1,730,508	16,763	27,921,192

Cost of shares	$ 500	$ 14,989	$ 40,703	$ 380	$ 603,027

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	Fidelity®			Fidelity®
	VIP Equity-	Fidelity® VIP	Fidelity® VIP	VIP Asset	Fidelity® VIP
	Income	Growth	High Income	ManagerSM	Index 500
Assets
Investments in mutual funds
at fair value	$ 405,088	$ 377,338	$ 5,210	$ 20,327	$ 116,763
Total assets	405,088	377,338	5,210	20,327	116,763
Net assets	$ 405,088	$ 377,338	$ 5,210	$ 20,327	$ 116,763

Net assets
Accumulation units	$ 404,293	$ 376,917	$ 5,117	$ 20,327	$ 116,763
Contracts in payout (annuitization)
period	795	421	93	-	-
Total net assets	$ 405,088	$ 377,338	$ 5,210	$ 20,327	$ 116,763

Total number of shares	15,967,213	11,788,138	744,340	1,368,853	847,641

Cost of shares	$ 360,265	$ 473,572	$ 4,992	$ 20,453	$ 114,106

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

			Franklin	The	The
		Franklin	Small Cap	Growth Fund	Growth Fund
	Fidelity® VIP	Small-Mid	Value	of America® -	of America® -
	Overseas	Cap Growth	Securities	Class R-3	Class R-4
Assets
Investments in mutual funds
at fair value	$ 41,057	$ 70	$ 50,132	$ 1,320	$ 51,341
Total assets	41,057	70	50,132	1,320	51,341
Net assets	$ 41,057	$ 70	$ 50,132	$ 1,320	$ 51,341

Net assets
Accumulation units	$ 41,057	$ 70	$ 49,829	$ 1,320	$ 51,341
Contracts in payout (annuitization)
period	-	-	303	-	-
Total net assets	$ 41,057	$ 70	$ 50,132	$ 1,320	$ 51,341

Total number of shares	2,343,408	2,041	3,203,324	48,724	1,885,457

Cost of shares	$ 36,421	$ 62	$ 42,958	$ 1,235	$ 47,803

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

The
	Income Fund	ING GET	ING GET	ING GET	ING GET
	of America® -	Fund -	Fund -	Fund -	Fund -
	Class R-3	Series H	Series I	Series J	Series K
Assets
Investments in mutual funds
at fair value	$ 110	$ 13,499	$ 770	$ 351	$ 1,349
Total assets	110	13,499	770	351	1,349
Net assets	$ 110	$ 13,499	$ 770	$ 351	$ 1,349

Net assets
Accumulation units	$ 110	$ 13,499	$ 770	$ 351	$ 1,349
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 110	$ 13,499	$ 770	$ 351	$ 1,349

Total number of shares	5,936	1,388,751	78,920	36,466	136,680

Cost of shares	$ 105	$ 13,999	$ 795	$ 366	$ 1,382

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING GET	ING GET	ING GET		ING VP
	Fund -	Fund -	Fund -	ING VP	Emerging
	Series L	Series Q	Series S	Balanced	Markets
Assets
Investments in mutual funds
at fair value	$ 696	$ 3,849	$ 23,958	$ 692,148	$ 10,509
Total assets	696	3,849	23,958	692,148	10,509
Net assets	$ 696	$ 3,849	$ 23,958	$ 692,148	$ 10,509

Net assets
Accumulation units	$ 696	$ 3,849	$ 23,958	$ 664,329	$ 10,509
Contracts in payout (annuitization)
period	-	-	-	27,819	-
Total net assets	$ 696	$ 3,849	$ 23,958	$ 692,148	$ 10,509

Total number of shares	71,450	371,157	2,288,298	51,652,804	1,323,603

Cost of shares	$ 719	$ 3,718	$ 22,968	$ 743,884	$ 9,273

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING VP	ING VP	ING VP		ING MFS
	Intermediate	Money	Natural	ING Julius	Total
	Bond	Market	Resources	Baer Foreign	Return
Assets
Investments in mutual funds
at fair value	$ 407,745	$ 216,952	$ 20,790	$ 1,428	$ 29,119
Total assets	407,745	216,952	20,790	1,428	29,119
Net assets	$ 407,745	$ 216,952	$ 20,790	$ 1,428	$ 29,119

Net assets
Accumulation units	$ 402,003	$ 216,363	$ 20,790	$ 1,428	$ 29,119
Contracts in payout (annuitization)
period	5,742	589	-	-	-
Total net assets	$ 407,745	$ 216,952	$ 20,790	$ 1,428	$ 29,119

Total number of shares	31,030,784	16,768,617	1,177,878	116,857	1,550,554

Cost of shares	$ 416,294	$ 216,127	$ 17,180	$ 1,328	$ 27,098

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING		ING	ING American
	T. Rowe	ING Aeltus	American	Century	ING Baron
	Price	Enhanced	Century	Small Cap	Small Cap
	Equity Income	Index	Select	Value	Growth
Assets
Investments in mutual funds
at fair value	$ 30,123	$ 1,536	$ 2,070	$ 25,577	$ 58,317
Total assets	30,123	1,536	2,070	25,577	58,317
Net assets	$ 30,123	$ 1,536	$ 2,070	$ 25,577	$ 58,317

Net assets
Accumulation units	$ 30,123	$ 1,536	$ 2,070	$ 25,536	$ 58,205
Contracts in payout (annuitization)
period	-	-	-	41	112
Total net assets	$ 30,123	$ 1,536	$ 2,070	$ 25,577	$ 58,317

Total number of shares	2,192,350	176,556	223,317	2,093,007	3,898,183

Cost of shares	$ 27,506	$ 1,405	$ 1,975	$ 23,715	$ 48,529

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING Goldman		ING		ING
	Sachs®	ING	JPMorgan	ING MFS	OpCap
	Capital	JPMorgan	Mid Cap	Capital	Balanced
	Growth	International	Value	Opportunities	Value
Assets
Investments in mutual funds
at fair value	$ 1,490	$ 138,552	$ 14,426	$ 143,585	$ 20,474
Total assets	1,490	138,552	14,426	143,585	20,474
Net assets	$ 1,490	$ 138,552	$ 14,426	$ 143,585	$ 20,474

Net assets
Accumulation units	$ 1,490	$ 138,383	$ 14,377	$ 143,334	$ 20,256
Contracts in payout (annuitization)
period	-	169	49	251	218
Total net assets	$ 1,490	$ 138,552	$ 14,426	$ 143,585	$ 20,474

Total number of shares	132,330	11,264,363	1,038,617	5,278,849	1,524,496

Cost of shares	$ 1,317	$ 105,794	$ 13,017	$ 208,378	$ 18,666

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

			ING Salomon	ING Salomon
		ING	Brothers	Brothers	ING Salomon
	ING	PIMCO	Aggressive	Aggressive	Brothers
	Oppenheimer	Total	Growth -	Growth -	Fundamental
	Global	Return	Initial Class	Service Class	Value
Assets
Investments in mutual funds
at fair value	$ 2,264	$ 43,692	$ 228,353	$ 16	$ 10,359
Total assets	2,264	43,692	228,353	16	10,359
Net assets	$ 2,264	$ 43,692	$ 228,353	$ 16	$ 10,359

Net assets
Accumulation units	$ 2,244	$ 43,536	$ 228,277	$ 16	$ 10,304
Contracts in payout (annuitization)
period	20	156	76	-	55
Total net assets	$ 2,264	$ 43,692	$ 228,353	$ 16	$ 10,359

Total number of shares	179,994	3,986,466	5,715,964	414	575,803

Cost of shares	$ 2,057	$ 42,897	$ 282,700	$ 16	$ 9,194

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING Salomon	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Brothers	Price Diversified	Price Growth	Price Growth	ING UBS
	Investors	Mid Cap Growth -	Equity -	Equity -	U.S. Large
	Value	Service Class	Initial Class	Service Class	Cap Equity
Assets
Investments in mutual funds
at fair value	$ 5,760	$ 9,594	$ 291,385	$ 219	$ 135,468
Total assets	5,760	9,594	291,385	219	135,468
Net assets	$ 5,760	$ 9,594	$ 291,385	$ 219	$ 135,468

Net assets
Accumulation units	$ 5,760	$ 9,585	$ 290,763	$ 219	$ 134,912
Contracts in payout (annuitization)
period	-	9	622	-	556
Total net assets	$ 5,760	$ 9,594	$ 291,385	$ 219	$ 135,468

Total number of shares	406,498	1,200,745	5,849,933	4,429	15,788,780

Cost of shares	$ 5,190	$ 8,948	$ 279,505	$ 199	$ 159,100

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

		ING	ING VP	ING VP	ING VP
	ING Van	Van Kampen	Strategic	Strategic	Strategic
	Kampen	Equity and	Allocation	Allocation	Allocation
	Comstock	Income	Balanced	Growth	Income
Assets
Investments in mutual funds
at fair value	$ 71,730	$ 2,372	$ 70,666	$ 81,653	$ 36,460
Total assets	71,730	2,372	70,666	81,653	36,460
Net assets	$ 71,730	$ 2,372	$ 70,666	$ 81,653	$ 36,460

Net assets
Accumulation units	$ 70,654	$ 2,372	$ 70,261	$ 81,369	$ 36,313
Contracts in payout (annuitization)
period	1,076	-	405	284	147
Total net assets	$ 71,730	$ 2,372	$ 70,666	$ 81,653	$ 36,460

Total number of shares	5,836,492	71,072	5,080,208	5,532,074	2,795,991

Cost of shares	$ 60,848	$ 2,196	$ 66,138	$ 76,959	$ 34,093

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING	ING VP	ING GET	ING GET	ING GET
	Financial	Growth and	US Core -	US Core -	US Core -
	Services	Income	Series 1	Series 2	Series 3
Assets
Investments in mutual funds
at fair value	$ 9	$ 2,182,323	$ 2,224	$ 18,726	$ 52,924
Total assets	9	2,182,323	2,224	18,726	52,924
Net assets	$ 9	$ 2,182,323	$ 2,224	$ 18,726	$ 52,924

Net assets
Accumulation units	$ 9	$ 2,021,342	$ 2,224	$ 18,726	$ 52,924
Contracts in payout (annuitization)
period	-	160,981	-	-	-
Total net assets	$ 9	$ 2,182,323	$ 2,224	$ 18,726	$ 52,924

Total number of shares	410	112,781,554	209,453	1,793,647	5,224,462

Cost of shares	$ 9	$ 3,237,586	$ 2,096	$ 17,947	$ 52,281

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING GET	ING GET	ING GET		ING
	US Core -	US Core -	US Core -	ING GNMA	Intermediate
	Series 5	Series 6	Series 7	Income	Bond
Assets
Investments in mutual funds
at fair value	$ 696	$ 5,605	$ 4,017	$ 404	$ 535
Total assets	696	5,605	4,017	404	535
Net assets	$ 696	$ 5,605	$ 4,017	$ 404	$ 535

Net assets
Accumulation units	$ 696	$ 5,605	$ 4,017	$ 404	$ 535
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 696	$ 5,605	$ 4,017	$ 404	$ 535

Total number of shares	65,822	553,811	401,309	46,714	51,245

Cost of shares	$ 659	$ 5,538	$ 4,014	$ 405	$ 536

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

ING VP
	Global		ING VP	ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap	SmallCap
Assets
Investments in mutual funds
at fair value	$ 40,737	$ 89,883	$ 562,520	$ 361,470	$ 158,486
Total assets	40,737	89,883	562,520	361,470	158,486
Net assets	$ 40,737	$ 89,883	$ 562,520	$ 361,470	$ 158,486

Net assets
Accumulation units	$ 40,737	$ 89,673	$ 558,199	$ 360,442	$ 157,892
Contracts in payout (annuitization)
period	-	210	4,321	1,028	594
Total net assets	$ 40,737	$ 89,883	$ 562,520	$ 361,470	$ 158,486

Total number of shares	10,664,217	9,401,996	37,956,839	19,904,753	9,669,699

Cost of shares	$ 37,951	$ 123,090	$ 604,721	$ 284,666	$ 121,084

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	International	Small	Value	Financial	International
	Equity	Company	Opportunity	Services	Value
Assets
Investments in mutual funds
at fair value	$ 14,340	$ 175,779	$ 110,369	$ 194	$ 58,379
Total assets	14,340	175,779	110,369	194	58,379
Net assets	$ 14,340	$ 175,779	$ 110,369	$ 194	$ 58,379

Net assets
Accumulation units	$ 14,317	$ 175,294	$ 110,369	$ 194	$ 58,092
Contracts in payout (annuitization)
period	23	485	-	-	287
Total net assets	$ 14,340	$ 175,779	$ 110,369	$ 194	$ 58,379

Total number of shares	1,640,756	8,815,382	8,367,596	17,586	4,575,178

Cost of shares	$ 12,583	$ 126,771	$ 103,976	$ 181	$ 47,718

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

		ING VP		ING VP
	ING VP	MidCap	ING VP	SmallCap	ING
	MagnaCap	Opportunities	Real Estate	Opportunities	Real Estate
Assets
Investments in mutual funds
at fair value	$ 1,748	$ 5,546	$ 27,225	$ 8,178	$ 282
Total assets	1,748	5,546	27,225	8,178	282
Net assets	$ 1,748	$ 5,546	$ 27,225	$ 8,178	$ 282

Net assets
Accumulation units	$ 1,748	$ 5,546	$ 27,225	$ 8,178	$ 282
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 1,748	$ 5,546	$ 27,225	$ 8,178	$ 282

Total number of shares	184,189	808,417	1,998,895	502,950	18,764

Cost of shares	$ 1,486	$ 5,022	$ 23,927	$ 7,210	$ 263

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

Janus
	Advisor		Janus Aspen	Janus Aspen
	Series	Janus Aspen	Capital	Flexible	Janus Aspen
	Balanced	Balanced	Appreciation	Income	Growth
Assets
Investments in mutual funds
at fair value	$ -	$ 356,943	$ 3,238	$ 78,169	$ 199,501
Total assets	-	356,943	3,238	78,169	199,501
Net assets	$ -	$ 356,943	$ 3,238	$ 78,169	$ 199,501

Net assets
Accumulation units	$ -	$ 356,685	$ 3,238	$ 78,169	$ 199,142
Contracts in payout (annuitization)
period	-	258	-	-	359
Total net assets	$ -	$ 356,943	$ 3,238	$ 78,169	$ 199,501

Total number of shares	4	14,634,819	132,772	6,438,970	9,940,264

Cost of shares	$ -	$ 349,136	$ 2,497	$ 79,222	$ 283,015

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	Janus Aspen	Janus Aspen			Lord Abbett
	Mid Cap	Worldwide	Janus	Lord Abbett	Growth and
	Growth	Growth	Twenty	Affiliated	Income
Assets
Investments in mutual funds
at fair value	$ 458,336	$ 425,591	$ 730	$ 221	$ 109,667
Total assets	458,336	425,591	730	221	109,667
Net assets	$ 458,336	$ 425,591	$ 730	$ 221	$ 109,667

Net assets
Accumulation units	$ 458,336	$ 425,071	$ 730	$ 221	$ 108,984
Contracts in payout (annuitization)
period	-	520	-	-	683
Total net assets	$ 458,336	$ 425,591	$ 730	$ 221	$ 109,667

Total number of shares	17,737,450	15,892,122	16,304	15,399	4,034,847

Cost of shares	$ 766,800	$ 601,444	$ 574	$ 205	$ 93,329

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	Lord Abbett	Lord Abbett		Massachusetts
	Mid-Cap	Mid Cap	Lord Abbett	Investors	MFS®
	Value -	Value -	Small-Cap	Growth	Total
	Class VC	Class A	Value	Stock	Return
Assets
Investments in mutual funds
at fair value	$ 96,241	$ 290	$ 530	$ 180	$ 74,758
Total assets	96,241	290	530	180	74,758
Net assets	$ 96,241	$ 290	$ 530	$ 180	$ 74,758

Net assets
Accumulation units	$ 96,041	$ 290	$ 530	$ 180	$ 74,758
Contracts in payout (annuitization)
period	200	-	-	-	-
Total net assets	$ 96,241	$ 290	$ 530	$ 180	$ 74,758

Total number of shares	4,629,186	12,793	19,235	14,557	3,488,463

Cost of shares	$ 80,164	$ 269	$ 517	$ 164	$ 64,007

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

			New	New
			Perspective	Perspective -	Oppenheimer
	Moderate	Mutual	Fund® -	Fund® -	Capital
	Allocation	Discovery	Class R-3	Class R-4	Appreciation
Assets
Investments in mutual funds
at fair value	$ 63	$ 186	$ 204	$ 8,638	$ 217
Total assets	63	186	204	8,638	217
Net assets	$ 63	$ 186	$ 204	$ 8,638	$ 217

Net assets
Accumulation units	$ 63	$ 186	$ 204	$ 8,638	$ 217
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 63	$ 186	$ 204	$ 8,638	$ 217

Total number of shares	4,397	7,756	7,438	313,181	5,271

Cost of shares	$ 55	$ 167	$ 188	$ 7,854	$ 202

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

Oppenheimer
	Oppenheimer		Main Street	Oppenheimer	Oppenheimer
	Developing	Oppenheimer	Fund® -	Aggressive	Global
	Markets	Global	Class A	Growth	Securities
Assets
Investments in mutual funds
at fair value	$ 37,377	$ 4	$ 13	$ 3	$ 410,368
Total assets	37,377	4	13	3	410,368
Net assets	$ 37,377	$ 4	$ 13	$ 3	$ 410,368

Net assets
Accumulation units	$ 37,377	$ 4	$ 13	$ -	$ 409,412
Contracts in payout (annuitization)
period	-	-	-	3	956
Total net assets	$ 37,377	$ 4	$ 13	$ 3	$ 410,368

Total number of shares	1,390,528	69	364	77	13,906,064

Cost of shares	$ 31,976	$ 4	$ 12	$ 3	$ 316,956

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

Oppenheimer
	Oppenheimer	Main Street®	Oppenheimer		PIMCO NFJ
	Main Street®	Small	Strategic	Pax World	Small-Cap
	Fund/VA	Cap	Bond	Balanced	Value
Assets
Investments in mutual funds
at fair value	$ 43	$ 5	$ 47,078	$ 16,523	$ 53
Total assets	43	5	47,078	16,523	53
Net assets	$ 43	$ 5	$ 47,078	$ 16,523	$ 53

Net assets
Accumulation units	$ -	$ 5	$ 46,992	$ 16,523	$ 53
Contracts in payout (annuitization)
period	43	-	86	-	-
Total net assets	$ 43	$ 5	$ 47,078	$ 16,523	$ 53

Total number of shares	2,073	283	9,036,108	711,594	1,821

Cost of shares	$ 38	$ 4	$ 43,768	$ 15,263	$ 48

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

Pioneer
	PIMCO VIT	Pioneer	Equity	Pioneer	Pioneer
	Real Return	High Yield	Income VCT	Fund	Fund VCT
Assets
Investments in mutual funds
at fair value	$ 9,519	$ 437	$ 28,279	$ 1	$ 2,601
Total assets	9,519	437	28,279	1	2,601
Net assets	$ 9,519	$ 437	$ 28,279	$ 1	$ 2,601

Net assets
Accumulation units	$ 9,519	$ 437	$ 28,130	$ 1	$ 2,601
Contracts in payout (annuitization)
period	-	-	149	-	-
Total net assets	$ 9,519	$ 437	$ 28,279	$ 1	$ 2,601

Total number of shares	736,747	37,661	1,374,112	33	126,437

Cost of shares	$ 9,577	$ 438	$ 25,017	$ 1	$ 2,262

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

	Pioneer	Pioneer	Scudder	T. Rowe Price
	High Yield	Mid Cap	Equity 500	Mid-Cap	Templeton
	VCT	Value VCT	Index	Value	Foreign
Assets
Investments in mutual funds
at fair value	$ 4,468	$ 49,664	$ 2	$ 619	$ 450
Total assets	4,468	49,664	2	619	450
Net assets	$ 4,468	$ 49,664	$ 2	$ 619	$ 450

Net assets
Accumulation units	$ 4,468	$ 49,397	$ 2	$ 619	$ 450
Contracts in payout (annuitization)
period	-	267	-	-	-
Total net assets	$ 4,468	$ 49,664	$ 2	$ 619	$ 450

Total number of shares	382,894	2,013,128	13	27,179	36,589

Cost of shares	$ 4,403	$ 42,268	$ 2	$ 592	$ 403

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

			UBS U.S.		Vanguard®
	Templeton	Templeton	Small Cap	Vanguard®	Variable
	Growth	Global Bond	Growth	500 Index	Insurance
Assets
Investments in mutual funds
at fair value	$ 61	$ 6,775	$ 48	$ 13	$ 208
Total assets	61	6,775	48	13	208
Net assets	$ 61	$ 6,775	$ 48	$ 13	$ 208

Net assets
Accumulation units	$ 61	$ 6,775	$ 48	$ 13	$ 208
Contracts in payout (annuitization)
period	-	-	-	-	-
Total net assets	$ 61	$ 6,775	$ 48	$ 13	$ 208

Total number of shares	2,677	608,714	3,543	170	10,671

Cost of shares	$ 58	$ 6,407	$ 43	$ 12	$ 191

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands)

			Washington	Washington
		Wanger U.S.	Mutual	Mutual
	Wanger	Smaller	InvestorsSM -	InvestorsSM -
	Select	Companies	Class R-3	Class R-4
Assets
Investments in mutual funds
at fair value	$ 2,227	$ 2,155	$ 1,232	$ 35,859
Total assets	2,227	2,155	1,232	35,859
Net assets	$ 2,227	$ 2,155	$ 1,232	$ 35,859

Net assets
Accumulation units	$ 2,227	$ 2,155	$ 1,232	$ 35,859
Contracts in payout (annuitization)
period	-	-	-	-
Total net assets	$ 2,227	$ 2,155	$ 1,232	$ 35,859

Total number of shares	100,725	68,696	40,175	1,167,672

Cost of shares	$ 2,137	$ 1,919	$ 1,178	$ 34,397

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	AIM	AIM Mid		AIM V.I.
	Health	Cap Core	AIM Small	Capital	AIM V.I.	AIM V.I.
	Sciences	Equity	Cap Growth	Appreciation	Core Equity	Growth
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 367	$ -
Total investment income	-	-	-	-	367	-
Expenses:
Mortality and expense risk and
other charges	-	-	-	213	432	186
Total expenses	-	-	-	213	432	186
Net investment income (loss)	-	-	-	(213)	(65)	(186)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	(2,335)	(4,988)	(3,438)
Capital gains distributions	-	13	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	13	-	(2,335)	(4,988)	(3,438)
Net unrealized appreciation
(depreciation) of investments	2	2	-	3,580	7,928	4,751
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 15	$ -	$ 1,032	$ 2,875	$ 1,127

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		Alliance-	Alliance-		American
	AIM V.I.	Bernstein	Bernstein	American	Century®
	Premier	Growth and	Growth and	Balanced	Income
	Equity	Income Fund	Income Portfolio	Fund®	& Growth
Net investment income (loss)
Income:
Dividends	$ 90	$ -	$ -	$ 7	$ 63
Total investment income	90	-	-	7	63
Expenses:
Mortality and expense risk and
other charges	204	-	-	3	32
Total expenses	204	-	-	3	32
Net investment income (loss)	(114)	-	-	4	31

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,219)	-	-	-	156
Capital gains distributions	-	-	-	29	-
Total realized gain (loss) on investments
and capital gains distributions	(2,219)	-	-	29	156
Net unrealized appreciation
(depreciation) of investments	3,175	2	2	29	212
Net increase (decrease) in net assets
resulting from operations	$ 842	$ 2	$ 2	$ 62	$ 399

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

					Calvert
	Ariel		Baron	Baron	Social
	Appreciation	Ariel	Asset	Growth	Balanced
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 1,082
Total investment income	-	-	-	-	1,082
Expenses:
Mortality and expense risk and
other charges	1	-	-	1	647
Total expenses	1	-	-	1	647
Net investment income (loss)	(1)	-	-	(1)	435

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	-	(115)
Capital gains distributions	4	5	3	-	-
Total realized gain (loss) on investments
and capital gains distributions	4	5	3	-	(115)
Net unrealized appreciation
(depreciation) of investments	11	7	6	42	4,096
Net increase (decrease) in net assets
resulting from operations	$ 14	$ 12	$ 9	$ 41	$ 4,416

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	EuroPacific	EuroPacific
	Growth	Growth	Evergreen	Fidelity®
	Fund® -	Fund® -	Special	Advisor	Fidelity® VIP
	Class R-3	Class R-4	Values	Mid Cap	Contrafund®
Net investment income (loss)
Income:
Dividends	$ 7	$ 227	$ 309	$ -	$ 2,008
Total investment income	7	227	309	-	2,008
Expenses:
Mortality and expense risk and
other charges	1	43	285	1	6,532
Total expenses	1	43	285	1	6,532
Net investment income (loss)	6	184	24	(1)	(4,524)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(5)	368	-	6,291
Capital gains distributions	-	-	1,784	11	-
Total realized gain (loss) on investments
and capital gains distributions	1	(5)	2,152	11	6,291
Net unrealized appreciation
(depreciation) of investments	53	1,371	3,909	43	87,085
Net increase (decrease) in net assets
resulting from operations	$ 60	$ 1,550	$ 6,085	$ 53	$ 88,852

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

				Fidelity®
	Fidelity®			VIP
	VIP Equity-	Fidelity®	Fidelity® VIP	Asset	Fidelity® VIP
	Income	VIP Growth	High Income	ManagerSM	Index 500
Net investment income (loss)
Income:
Dividends	$ 5,241	$ 997	$ 569	$ 588	$ 1,349
Total investment income	5,241	997	569	588	1,349
Expenses:
Mortality and expense risk and
other charges	3,760	4,026	60	217	1,087
Total expenses	3,760	4,026	60	217	1,087
Net investment income (loss)	1,481	(3,029)	509	371	262

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(52)	(5,418)	(63)	(1,138)	(1,689)
Capital gains distributions	1,252	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,200	(5,418)	(63)	(1,138)	(1,689)
Net unrealized appreciation
(depreciation) of investments	34,754	15,744	(18)	1,644	11,434
Net increase (decrease) in net assets
resulting from operations	$ 37,435	$ 7,297	$ 428	$ 877	$ 10,007

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			Franklin	The	The
	Fidelity®	Franklin	Small Cap	Growth Fund	Growth Fund
	VIP	Small-Mid	Value	of America® -	of America® -
	Overseas	Cap Growth	Securities	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ 394	$ -	$ 42	$ 3	$ 234
Total investment income	394	-	42	3	234
Expenses:
Mortality and expense risk and
other charges	393	-	292	3	133
Total expenses	393	-	292	3	133
Net investment income (loss)	1	-	(250)	-	101

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,313	-	1,628	-	1
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,313	-	1,628	-	1
Net unrealized appreciation
(depreciation) of investments	1,946	8	5,351	85	3,538
Net increase (decrease) in net assets
resulting from operations	$ 4,260	$ 8	$ 6,729	$ 85	$ 3,640

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	The
	Income Fund	ING GET	ING GET	ING GET	ING GET
	of America® -	Fund -	Fund -	Fund -	Fund -
	Class R-3	Series D	Series E	Series G	Series H
Net investment income (loss)
Income:
Dividends	$ 1	$ 5,799	$ 5,062	$ 1,644	$ 746
Total investment income	1	5,799	5,062	1,644	746
Expenses:
Mortality and expense risk and
other charges	-	192	681	271	221
Total expenses	-	192	681	271	221
Net investment income (loss)	1	5,607	4,381	1,373	525

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(18,597)	(7,517)	(1,944)	(141)
Capital gains distributions	1	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(18,597)	(7,517)	(1,944)	(141)
Net unrealized appreciation
(depreciation) of investments	5	12,860	2,594	530	(368)
Net increase (decrease) in net assets
resulting from operations	$ 7	$ (130)	$ (542)	$ (41)	$ 16

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series J	Series K	Series L	Series Q
Net investment income (loss)
Income:
Dividends	$ 36	$ 17	$ 56	$ 37	$ 150
Total investment income	36	17	56	37	150
Expenses:
Mortality and expense risk and
other charges	15	6	20	11	52
Total expenses	15	6	20	11	52
Net investment income (loss)	21	11	36	26	98

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(1)	(2)	(4)	26
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	(1)	(2)	(4)	26
Net unrealized appreciation
(depreciation) of investments	(22)	(12)	(45)	(26)	(98)
Net increase (decrease) in net assets
resulting from operations	$ (5)	$ (2)	$ (11)	$ (4)	$ 26

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING GET		ING VP	ING VP	ING VP
	Fund -	ING VP	Emerging	Intermediate	Money
	Series S	Balanced	Markets	Bond	Market
Net investment income (loss)
Income:
Dividends	$ 749	$ 13,461	$ 78	$ 32,360	$ 2,594
Total investment income	749	13,461	78	32,360	2,594
Expenses:
Mortality and expense risk and
other charges	362	7,315	99	4,382	2,242
Total expenses	362	7,315	99	4,382	2,242
Net investment income (loss)	387	6,146	(21)	27,978	352

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	467	(10,010)	869	6,351	(180)
Capital gains distributions	432	-	-	16,340	-
Total realized gain (loss) on investments
and capital gains distributions	899	(10,010)	869	22,691	(180)
Net unrealized appreciation
(depreciation) of investments	(940)	57,025	674	(36,125)	27
Net increase (decrease) in net assets
resulting from operations	$ 346	$ 53,161	$ 1,522	$ 14,544	$ 199

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING VP		ING MFS	ING T. Rowe	ING Aeltus
	Natural	ING Julius	Total	Price	Enhanced
	Resources	Baer Foreign	Return	Equity Income	Index
Net investment income (loss)
Income:
Dividends	$ 143	$ 1	$ 513	$ 239	$ 8
Total investment income	143	1	513	239	8
Expenses:
Mortality and expense risk and
other charges	157	4	187	167	14
Total expenses	157	4	187	167	14
Net investment income (loss)	(14)	(3)	326	72	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,406	41	74	111	81
Capital gains distributions	-	7	-	142	-
Total realized gain (loss) on investments
and capital gains distributions	1,406	48	74	253	81
Net unrealized appreciation
(depreciation) of investments	421	100	1,618	2,450	48
Net increase (decrease) in net assets
resulting from operations	$ 1,813	$ 145	$ 2,018	$ 2,775	$ 123

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)
		ING American		ING Goldman
	ING American	Century	ING Baron	Sachs®	ING
	Century	Small Cap	Small Cap	Capital	JPMorgan
	Select	Value	Growth	Growth	International
Net investment income (loss)
Income:
Dividends	$ -	$ 7	$ -	$ 1	$ 1,453
Total investment income	-	7	-	1	1,453
Expenses:
Mortality and expense risk and
other charges	27	171	350	12	1,322
Total expenses	27	171	350	12	1,322
Net investment income (loss)	(27)	(164)	(350)	(11)	131

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	209	863	1,811	32	7,586
Capital gains distributions	-	1,573	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	209	2,436	1,811	32	7,586
Net unrealized appreciation
(depreciation) of investments	(140)	931	7,495	74	13,567
Net increase (decrease) in net assets
resulting from operations	$ 42	$ 3,203	$ 8,956	$ 95	$ 21,284

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING		ING		ING
	JPMorgan	ING MFS	OpCap	ING	PIMCO
	Mid Cap	Capital	Balanced	Oppenheimer	Total
	Value	Opportunities	Value	Global	Return
Net investment income (loss)
Income:
Dividends	$ 20	$ 643	$ 161	$ -	$ -
Total investment income	20	643	161	-	-
Expenses:
Mortality and expense risk and
other charges	93	1,501	176	18	397
Total expenses	93	1,501	176	18	397
Net investment income (loss)	(73)	(858)	(15)	(18)	(397)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	504	(26,049)	339	140	(143)
Capital gains distributions	420	-	-	18	368
Total realized gain (loss) on investments
and capital gains distributions	924	(26,049)	339	158	225
Net unrealized appreciation
(depreciation) of investments	898	42,459	1,098	96	1,349
Net increase (decrease) in net assets
resulting from operations	$ 1,749	$ 15,552	$ 1,422	$ 236	$ 1,177

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING Salomon	ING Salomon			ING T. Rowe
	Brothers	Brothers	ING Salomon	ING Salomon	Price Diversified
	Aggressive	Aggressive	Brothers	Brothers	Mid Cap
	Growth -	Growth -	Fundamental	Investors	Growth -
	Initial Class	Service Class	Value	Value	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 45	$ -
Total investment income	-	-	-	45	-
Expenses:
Mortality and expense risk and
other charges	2,437	-	123	63	-
Total expenses	2,437	-	123	63	-
Net investment income (loss)	(2,437)	-	(123)	(18)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,887)	1	485	392	4
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(6,887)	1	485	392	4
Net unrealized appreciation
(depreciation) of investments	27,553	-	269	13	(3)
Net increase (decrease) in net assets
resulting from operations	$ 18,229	$ 1	$ 631	$ 387	$ 1

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Diversified	Price Growth	Price Growth	ING UBS	ING Van
	Mid Cap Growth -	Equity -	Equity -	U.S. Large	Kampen
	Service Class	Initial Class	Service Class	Cap Equity	Comstock
Net investment income (loss)
Income:
Dividends	$ -	$ 432	$ -	$ 1,029	$ -
Total investment income	-	432	-	1,029	-
Expenses:
Mortality and expense risk and
other charges	118	2,811	-	1,392	525
Total expenses	118	2,811	-	1,392	525
Net investment income (loss)	(118)	(2,379)	-	(363)	(525)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	726	1,108	-	(4,373)	1,016
Capital gains distributions	-	-	-	-	249
Total realized gain (loss) on investments
and capital gains distributions	726	1,108	-	(4,373)	1,265
Net unrealized appreciation
(depreciation) of investments	(158)	24,701	20	21,134	7,283
Net increase (decrease) in net assets
resulting from operations	$ 450	$ 23,430	$ 20	$ 16,398	$ 8,023

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING	ING VP	ING VP	ING VP
	Van Kampen	Strategic	Strategic	Strategic	ING
	Equity and	Allocation	Allocation	Allocation	Financial
	Income	Balanced	Growth	Income	Services
Net investment income (loss)
Income:
Dividends	$ 6	$ 804	$ 794	$ 635	$ -
Total investment income	6	804	794	635	-
Expenses:
Mortality and expense risk and
other charges	18	682	795	361	-
Total expenses	18	682	795	361	-
Net investment income (loss)	(12)	122	(1)	274	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	99	(563)	(482)	52	-
Capital gains distributions	-	-	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	99	(563)	(482)	52	1
Net unrealized appreciation
(depreciation) of investments	64	6,282	8,330	2,011	-
Net increase (decrease) in net assets
resulting from operations	$ 151	$ 5,841	$ 7,847	$ 2,337	$ 1

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING VP	ING GET	ING GET	ING GET	ING GET
	Growth and	US Core -	US Core -	US Core -	US Core -
	Income	Series 1	Series 2	Series 3	Series 5
Net investment income (loss)
Income:
Dividends	$ 52,069	$ 16	$ 21	$ 1	$ -
Total investment income	52,069	16	21	1	-
Expenses:
Mortality and expense risk and
other charges	24,646	28	251	746	4
Total expenses	24,646	28	251	746	4
Net investment income (loss)	27,423	(12)	(230)	(745)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(285,303)	9	67	(168)	-
Capital gains distributions	-	2	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(285,303)	11	67	(168)	-
Net unrealized appreciation
(depreciation) of investments	406,325	49	625	643	37
Net increase (decrease) in net assets
resulting from operations	$ 148,445	$ 48	$ 462	$ (270)	$ 33

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

					ING VP
	ING GET	ING GET		ING	Global
	US Core -	US Core -	ING GNMA	Intermediate	Science and
	Series 6	Series 7	Income	Bond	Technology
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 5	$ 4	$ -
Total investment income	-	-	5	4	-
Expenses:
Mortality and expense risk and
other charges	23	2	1	1	439
Total expenses	23	2	1	1	439
Net investment income (loss)	(23)	(2)	4	3	(439)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	-	-	-	3,927
Capital gains distributions	-	-	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	2	-	-	2	3,927
Net unrealized appreciation
(depreciation) of investments	67	3	(1)	(1)	(5,231)
Net increase (decrease) in net assets
resulting from operations	$ 46	$ 1	$ 3	$ 4	$ (1,743)

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		ING VP	ING VP	ING VP	ING VP
	ING VP	Index Plus	Index Plus	Index Plus	International
	Growth	LargeCap	MidCap	SmallCap	Equity
Net investment income (loss)
Income:
Dividends	$ 116	$ 5,298	$ 1,204	$ 187	$ 158
Total investment income	116	5,298	1,204	187	158
Expenses:
Mortality and expense risk and
other charges	934	5,474	2,918	1,211	131
Total expenses	934	5,474	2,918	1,211	131
Net investment income (loss)	(818)	(176)	(1,714)	(1,024)	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12,208)	(14,980)	649	1,259	1,606
Capital gains distributions	-	-	-	647	-
Total realized gain (loss) on investments
and capital gains distributions	(12,208)	(14,980)	649	1,906	1,606
Net unrealized appreciation
(depreciation) of investments	18,062	63,400	46,443	24,020	371
Net increase (decrease) in net assets
resulting from operations	$ 5,036	$ 48,244	$ 45,378	$ 24,902	$ 2,004

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Small	Value	Financial	Growth	International
	Company	Opportunity	Services	Opportunities	Value
Net investment income (loss)
Income:
Dividends	$ 484	$ 972	$ 1	$ -	$ 561
Total investment income	484	972	1	-	561
Expenses:
Mortality and expense risk and
other charges	1,706	1,190	1	5	433
Total expenses	1,706	1,190	1	5	433
Net investment income (loss)	(1,222)	(218)	-	(5)	128

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,232	(9,363)	-	162	1,986
Capital gains distributions	-	-	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	5,232	(9,363)	2	162	1,986
Net unrealized appreciation
(depreciation) of investments	16,525	19,282	13	(100)	5,361
Net increase (decrease) in net assets
resulting from operations	$ 20,535	$ 9,701	$ 15	$ 57	$ 7,475

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		ING VP		ING VP
	ING VP	MidCap	ING VP	SmallCap	ING
	MagnaCap	Opportunities	Real Estate	Opportunities	Real Estate
Net investment income (loss)
Income:
Dividends	$ 27	$ -	$ 334	$ -	$ 4
Total investment income	27	-	334	-	4
Expenses:
Mortality and expense risk and
other charges	19	57	74	66	1
Total expenses	19	57	74	66	1
Net investment income (loss)	8	(57)	260	(66)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	111	403	21	571	-
Capital gains distributions	-	-	285	-	15
Total realized gain (loss) on investments
and capital gains distributions	111	403	306	571	15
Net unrealized appreciation
(depreciation) of investments	5	53	3,298	177	19
Net increase (decrease) in net assets
resulting from operations	$ 124	$ 399	$ 3,864	$ 682	$ 37

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Janus
	Advisor		Janus Aspen	Janus Aspen
	Series	Janus Aspen	Capital	Flexible	Janus Aspen
	Balanced	Balanced	Appreciation	Income	Growth
Net investment income (loss)
Income:
Dividends	$ -	$ 8,054	$ 1	$ 4,666	$ 292
Total investment income	-	8,054	1	4,666	292
Expenses:
Mortality and expense risk and
other charges	-	3,832	33	833	2,254
Total expenses	-	3,832	33	833	2,254
Net investment income (loss)	-	4,222	(32)	3,833	(1,962)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(2,816)	181	1,064	(24,092)
Capital gains distributions	-	-	-	656	-
Total realized gain (loss) on investments
and capital gains distributions	-	(2,816)	181	1,720	(24,092)
Net unrealized appreciation
(depreciation) of investments	-	24,167	326	(3,208)	31,387
Net increase (decrease) in net assets
resulting from operations	$ -	$ 25,573	$ 475	$ 2,345	$ 5,333

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Janus Aspen	Janus Aspen			Lord Abbett
	Mid Cap	Worldwide	Janus	Lord Abbett	Growth and
	Growth	Growth	Twenty	Affiliated	Income
Net investment income (loss)
Income:
Dividends	$ -	$ 4,550	$ -	$ 1	$ 857
Total investment income	-	4,550	-	1	857
Expenses:
Mortality and expense risk and
other charges	4,706	4,958	6	1	857
Total expenses	4,706	4,958	6	1	857
Net investment income (loss)	(4,706)	(408)	(6)	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(86,576)	(19,474)	(13)	-	40
Capital gains distributions	-	-	-	3	871
Total realized gain (loss) on investments
and capital gains distributions	(86,576)	(19,474)	(13)	3	911
Net unrealized appreciation
(depreciation) of investments	170,273	32,506	152	10	9,290
Net increase (decrease) in net assets
resulting from operations	$ 78,991	$ 12,624	$ 133	$ 13	$ 10,201

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Lord Abbett	Lord Abbett		Massachusetts
	Mid-Cap	Mid Cap	Lord Abbett	Investors
	Value -	Value -	Small-Cap	Growth	MFS®
	Class VC	Class A	Value	Stock	Total Return
Net investment income (loss)
Income:
Dividends	$ 251	$ 1	$ -	$ 1	$ 1,034
Total investment income	251	1	-	1	1,034
Expenses:
Mortality and expense risk and
other charges	594	1	1	1	676
Total expenses	594	1	1	1	676
Net investment income (loss)	(343)	-	(1)	-	358

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	628	-	1	-	257
Capital gains distributions	1,278	8	43	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,906	8	44	-	257
Net unrealized appreciation
(depreciation) of investments	12,041	21	13	16	5,989
Net increase (decrease) in net assets
resulting from operations	$ 13,604	$ 29	$ 56	$ 16	$ 6,604

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			New	New
			Perspective	Perspective	Oppenheimer
	Moderate	Mutual	Fund® -	Fund® -	Capital
	Allocation	Discovery	Class R-3	Class R-4	Appreciation
Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ 1	$ 83	$ -
Total investment income	-	3	1	83	-
Expenses:
Mortality and expense risk and
other charges	-	-	-	24	1
Total expenses	-	-	-	24	1
Net investment income (loss)	-	3	1	59	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	1	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	1	-
Net unrealized appreciation
(depreciation) of investments	63	19	16	784	15
Net increase (decrease) in net assets
resulting from operations	$ 63	$ 22	$ 17	$ 844	$ 14

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			Oppenheimer
	Oppenheimer		Main Street	Oppenheimer	Oppenheimer
	Developing	Oppenheimer	Fund® -	Aggressive	Global
	Markets	Global	Class A	Growth	Securities
Net investment income (loss)
Income:
Dividends	$ 458	$ -	$ -	$ -	$ 3,624
Total investment income	458	-	-	-	3,624
Expenses:
Mortality and expense risk and
other charges	134	-	-	-	3,222
Total expenses	134	-	-	-	3,222
Net investment income (loss)	324	-	-	-	402

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	640	-	-	-	218
Capital gains distributions	159	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	799	-	-	-	218
Net unrealized appreciation
(depreciation) of investments	4,988	-	1	-	58,591
Net increase (decrease) in net assets
resulting from operations	$ 6,111	$ -	$ 1	$ -	$ 59,211

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer		PIMCO NFJ
	Main Street®	Main Street®	Strategic	Pax World	Small-Cap
	Fund/VA	Small Cap	Bond	Balanced	Value
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1,770	$ 97	$ 1
Total investment income	-	-	1,770	97	1
Expenses:
Mortality and expense risk and
other charges	-	-	389	72	-
Total expenses	-	-	389	72	-
Net investment income (loss)	-	-	1,381	25	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	788	189	-
Capital gains distributions	-	-	-	-	3
Total realized gain (loss) on investments
and capital gains distributions	-	-	788	189	3
Net unrealized appreciation
(depreciation) of investments	3	1	899	1,039	5
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 1	$ 3,068	$ 1,253	$ 9

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			Pioneer
	PIMCO VIT	Pioneer	Equity	Pioneer	Pioneer Fund
	Real Return	High Yield	Income VCT	Fund	VCT
Net investment income (loss)
Income:
Dividends	$ 33	$ 6	$ 423	$ -	$ 24
Total investment income	33	6	423	-	24
Expenses:
Mortality and expense risk and
other charges	26	1	164	-	21
Total expenses	26	1	164	-	21
Net investment income (loss)	7	5	259	-	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	-	551	-	85
Capital gains distributions	272	10	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	312	10	551	-	85
Net unrealized appreciation
(depreciation) of investments	(58)	(1)	1,984	-	136
Net increase (decrease) in net assets
resulting from operations	$ 261	$ 14	$ 2,794	$ -	$ 224

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Pioneer	Pioneer	Scudder	T. Rowe Price
	High Yield	Mid Cap	Equity 500	Mid-Cap	Templeton
	VCT	Value VCT	Index	Value	Foreign
Net investment income (loss)
Income:
Dividends	$ 61	$ 83	$ -	$ 1	$ 7
Total investment income	61	83	-	1	7
Expenses:
Mortality and expense risk and
other charges	13	284	-	1	1
Total expenses	13	284	-	1	1
Net investment income (loss)	48	(201)	-	-	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	59	405	-	-	-
Capital gains distributions	-	218	-	34	1
Total realized gain (loss) on investments
and capital gains distributions	59	623	-	34	1
Net unrealized appreciation
(depreciation) of investments	65	5,908	-	27	47
Net increase (decrease) in net assets
resulting from operations	$ 172	$ 6,330	$ -	$ 61	$ 54

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			UBS U.S.		Vanguard®
	Templeton	Templeton	Small Cap	Vanguard®	Variable
	Growth	Global Bond	Growth	500 Index	Insurance
Net investment income (loss)
Income:
Dividends	$ 1	$ 71	$ -	$ -	$ -
Total investment income	1	71	-	-	-
Expenses:
Mortality and expense risk and
other charges	-	14	-	-	1
Total expenses	-	14	-	-	1
Net investment income (loss)	1	57	-	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	8	-	-	-
Capital gains distributions	2	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	8	1	-	-
Net unrealized appreciation
(depreciation) of investments	3	368	5	(5)	17
Net increase (decrease) in net assets
resulting from operations	$ 6	$ 433	$ 6	$ (5)	$ 16

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

			Washington	Washington
		Wanger U.S.	Mutual	Mutual
	Wanger	Smaller	InvestorsSM -	InvestorsSM -
	Select	Companies	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 8	$ 218
Total investment income	-	-	8	218
Expenses:
Mortality and expense risk and
other charges	8	7	3	94
Total expenses	8	7	3	94
Net investment income (loss)	(8)	(7)	5	124

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	205	(9)	-	-
Capital gains distributions	-	-	10	299
Total realized gain (loss) on investments
and capital gains distributions	205	(9)	10	299
Net unrealized appreciation
(depreciation) of investments	90	236	54	1,462
Net increase (decrease) in net assets
resulting from operations	$ 287	$ 220	$ 69	$ 1,885

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	AIM	AIM Mid		AIM V.I.
	Health	Cap Core	AIM Small	Capital	AIM V.I.
	Sciences	Equity	Cap Growth	Appreciation	Core Equity
Net assets at January 1, 2003	$ -	$ -	$ -	$ 15,302	$ 34,728

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	(186)	(19)
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	(3,465)	(2,551)
Net unrealized appreciation (depreciation)
during the year	-	-	-	8,085	10,595
Net increase (decrease) in net assets from operations	-	-	-	4,434	8,025
Changes from principal transactions:
Total unit transactions	-	-	-	826	(231)
Net increase (decrease) in assets derived from
principal transactions	-	-	-	826	(231)
Total increase (decrease) in net assets	-	-	-	5,260	7,794
Net assets at December 31, 2003	-	-	-	20,562	42,522

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	(213)	(65)
Net realized gain (loss) on investments
and capital gains distributions	-	13	-	(2,335)	(4,988)
Net unrealized appreciation (depreciation)
during the year	2	2	-	3,580	7,928
Net increase (decrease) in net assets from operations	2	15	-	1,032	2,875
Changes from contract transactions:
Total unit transactions	19	181	-	(1,070)	(7,084)
Net increase (decrease) in assets derived from
principal transactions	19	181	-	(1,070)	(7,084)
Total increase (decrease) in net assets	21	196	-	(38)	(4,209)
Net assets at December 31, 2004	$ 21	$ 196	$ -	$ 20,524	$ 38,313

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			Alliance-	Alliance-
		AIM V.I.	Bernstein	Bernstein
	AIM V.I.	Premier	Growth and	Growth and
	Growth	Equity	Income Fund	Income Portfolio
Net assets at January 1, 2003	$ 11,403	$ 15,977	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(152)	(129)	-	-
Net realized gain (loss) on investments and capital gains
distributions	(2,355)	(1,545)	-	-
Net unrealized appreciation (depreciation) during the year	6,249	5,662	-	-
Net increase (decrease) in net assets from operations	3,742	3,988	-	-
Changes from principal transactions:
Total unit transactions	1,910	1,076	-	-
Net increase (decrease) in assets derived from
principal transactions	1,910	1,076	-	-
Total increase (decrease) in net assets	5,652	5,064	-	-
Net assets at December 31, 2003	17,055	21,041	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(186)	(114)	-	-
Net realized gain (loss) on investments and capital gains
distributions	(3,438)	(2,219)	-	-
Net unrealized appreciation (depreciation) during the year	4,751	3,175	2	2
Net increase (decrease) in net assets from operations	1,127	842	2	2
Changes from contract transactions:
Total unit transactions	(587)	(2,247)	20	48
Net increase (decrease) in assets derived from
principal transactions	(587)	(2,247)	20	48
Total increase (decrease) in net assets	540	(1,405)	22	50
Net assets at December 31, 2004	$ 17,595	$ 19,636	$ 22	$ 50

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		American
	American	Century®
	Balanced	Income	Ariel
	Fund®	& Growth	Appreciation	Ariel
Net assets at January 1, 2003	$ -	$ 1,152	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	10	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	(1)	-	-
Net unrealized appreciation (depreciation) during the year	-	440	-	-
Net increase (decrease) in net assets from operations	-	449	-	-
Changes from principal transactions:
Total unit transactions	-	890	-	-
Net increase (decrease) in assets derived from
principal transactions	-	890	-	-
Total increase (decrease) in net assets	-	1,339	-	-
Net assets at December 31, 2003	-	2,491	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	31	(1)	-
Net realized gain (loss) on investments and capital gains
distributions	29	156	4	5
Net unrealized appreciation (depreciation) during the year	29	212	11	7
Net increase (decrease) in net assets from operations	62	399	14	12
Changes from contract transactions:
Total unit transactions	1,207	1,499	178	142
Net increase (decrease) in assets derived from
principal transactions	1,207	1,499	178	142
Total increase (decrease) in net assets	1,269	1,898	192	154
Net assets at December 31, 2004	$ 1,269	$ 4,389	$ 192	$ 154

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

				EuroPacific
			Calvert	Growth
	Baron	Baron	Social	Fund® -
	Asset	Growth	Balanced	Class R-3
Net assets at January 1, 2003	$ -	$ -	$ 49,766	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	520	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	(538)	-
Net unrealized appreciation (depreciation) during the year	-	-	9,048	-
Net increase (decrease) in net assets from operations	-	-	9,030	-
Changes from principal transactions:
Total unit transactions	-	-	1,780	-
Net increase (decrease) in assets derived from
principal transactions	-	-	1,780	-
Total increase (decrease) in net assets	-	-	10,810	-
Net assets at December 31, 2003	-	-	60,576	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(1)	435	6
Net realized gain (loss) on investments and capital gains
distributions	3	-	(115)	1
Net unrealized appreciation (depreciation) during the year	6	42	4,096	53
Net increase (decrease) in net assets from operations	9	41	4,416	60
Changes from contract transactions:
Total unit transactions	126	351	1,178	493
Net increase (decrease) in assets derived from
principal transactions	126	351	1,178	493
Total increase (decrease) in net assets	135	392	5,594	553
Net assets at December 31, 2004	$ 135	$ 392	$ 66,170	$ 553

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	EuroPacific
	Growth	Evergreen	Fidelity®
	Fund® -	Special	Advisor	Fidelity® VIP
	Class R-4	Values	Mid Cap	Contrafund®
Net assets at January 1, 2003	$ -	$ 9,367	$ -	$ 382,356

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(118)	-	(2,805)
Net realized gain (loss) on investments and capital gains
distributions	-	(267)	-	2,957
Net unrealized appreciation (depreciation) during the year	-	4,137	-	112,756
Net increase (decrease) in net assets from operations	-	3,752	-	112,908
Changes from principal transactions:
Total unit transactions	-	4,019	-	69,108
Net increase (decrease) in assets derived from
principal transactions	-	4,019	-	69,108
Total increase (decrease) in net assets	-	7,771	-	182,016
Net assets at December 31, 2003	-	17,138	-	564,372

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	184	24	(1)	(4,524)
Net realized gain (loss) on investments and capital gains
distributions	(5)	2,152	11	6,291
Net unrealized appreciation (depreciation) during the year	1,371	3,909	43	87,085
Net increase (decrease) in net assets from operations	1,550	6,085	53	88,852
Changes from contract transactions:
Total unit transactions	14,810	24,331	370	90,038
Net increase (decrease) in assets derived from
principal transactions	14,810	24,331	370	90,038
Total increase (decrease) in net assets	16,360	30,416	423	178,890
Net assets at December 31, 2004	$ 16,360	$ 47,554	$ 423	$ 743,262

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

				Fidelity®
	Fidelity®			VIP
	VIP Equity-	Fidelity®	Fidelity® VIP	Asset
	Income	VIP Growth	High Income	ManagerSM
Net assets at January 1, 2003	$ 226,895	$ 277,744	$ 3,569	$ 18,235

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,598	(2,540)	229	495
Net realized gain (loss) on investments and capital gains
distributions	(2,223)	(8,623)	942	(405)
Net unrealized appreciation (depreciation) during the year	70,405	98,646	154	3,010
Net increase (decrease) in net assets from operations	69,780	87,483	1,325	3,100
Changes from principal transactions:
Total unit transactions	31,145	14,969	2,398	392
Net increase (decrease) in assets derived from
principal transactions	31,145	14,969	2,398	392
Total increase (decrease) in net assets	100,925	102,452	3,723	3,492
Net assets at December 31, 2003	327,820	380,196	7,292	21,727

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,481	(3,029)	509	371
Net realized gain (loss) on investments and capital gains
distributions	1,200	(5,418)	(63)	(1,138)
Net unrealized appreciation (depreciation) during the year	34,754	15,744	(18)	1,644
Net increase (decrease) in net assets from operations	37,435	7,297	428	877
Changes from contract transactions:
Total unit transactions	39,833	(10,155)	(2,510)	(2,277)
Net increase (decrease) in assets derived from
principal transactions	39,833	(10,155)	(2,510)	(2,277)
Total increase (decrease) in net assets	77,268	(2,858)	(2,082)	(1,400)
Net assets at December 31, 2004	$ 405,088	$ 377,338	$ 5,210	$ 20,327

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

				Franklin
			Franklin	Small Cap
	Fidelity® VIP	Fidelity® VIP	Small-Mid	Value
	Index 500	Overseas	Cap Growth	Securities
Net assets at January 1, 2003	$ 72,668	$ 14,076	$ -	$ 7,951

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	319	(91)	-	(93)
Net realized gain (loss) on investments and capital gains
distributions	(4,305)	6,761	-	452
Net unrealized appreciation (depreciation) during the year	24,674	2,791	-	2,979
Net increase (decrease) in net assets from operations	20,688	9,461	-	3,338
Changes from principal transactions:
Total unit transactions	7,690	6,804	-	4,594
Net increase (decrease) in assets derived from
principal transactions	7,690	6,804	-	4,594
Total increase (decrease) in net assets	28,378	16,265	-	7,932
Net assets at December 31, 2003	101,046	30,341	-	15,883

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	262	1	-	(250)
Net realized gain (loss) on investments and capital gains
distributions	(1,689)	2,313	-	1,628
Net unrealized appreciation (depreciation) during the year	11,434	1,946	8	5,351
Net increase (decrease) in net assets from operations	10,007	4,260	8	6,729
Changes from contract transactions:
Total unit transactions	5,710	6,456	62	27,520
Net increase (decrease) in assets derived from
principal transactions	5,710	6,456	62	27,520
Total increase (decrease) in net assets	15,717	10,716	70	34,249
Net assets at December 31, 2004	$ 116,763	$ 41,057	$ 70	$ 50,132

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	The Growth	The Growth	The Income
	Fund of	Fund of	Fund of	ING GET
	America® -	America® -	America® -	Fund -
	Class R-3	Class R-4	Class R-3	Series D
Net assets at January 1, 2003	$ -	$ -	$ -	$ 234,066

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	5,189
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	(7,603)
Net unrealized appreciation (depreciation) during the year	-	-	-	2,750
Net increase (decrease) in net assets from operations	-	-	-	336
Changes from principal transactions:
Total unit transactions	-	-	-	(81,633)
Net increase (decrease) in assets derived from
principal transactions	-	-	-	(81,633)
Total increase (decrease) in net assets	-	-	-	(81,297)
Net assets at December 31, 2003	-	-	-	152,769

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	101	1	5,607
Net realized gain (loss) on investments and capital gains
distributions	-	1	1	(18,597)
Net unrealized appreciation (depreciation) during the year	85	3,538	5	12,860
Net increase (decrease) in net assets from operations	85	3,640	7	(130)
Changes from contract transactions:
Total unit transactions	1,235	47,701	103	(152,639)
Net increase (decrease) in assets derived from
principal transactions	1,235	47,701	103	(152,639)
Total increase (decrease) in net assets	1,320	51,341	110	(152,769)
Net assets at December 31, 2004	$ 1,320	$ 51,341	$ 110	$ -

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series E	Series G	Series H	Series I
Net assets at January 1, 2003	$ 104,443	$ 29,756	$ 23,282	$ 1,190

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,544	724	563	19
Net realized gain (loss) on investments and capital gains
distributions	(905)	(150)	(25)	-
Net unrealized appreciation (depreciation) during the year	(405)	(350)	(191)	(4)
Net increase (decrease) in net assets from operations	1,234	224	347	15
Changes from principal transactions:
Total unit transactions	(26,021)	(6,149)	(5,094)	(113)
Net increase (decrease) in assets derived from
principal transactions	(26,021)	(6,149)	(5,094)	(113)
Total increase (decrease) in net assets	(24,787)	(5,925)	(4,747)	(98)
Net assets at December 31, 2003	79,656	23,831	18,535	1,092

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4,381	1,373	525	21
Net realized gain (loss) on investments and capital gains
distributions	(7,517)	(1,944)	(141)	(4)
Net unrealized appreciation (depreciation) during the year	2,594	530	(368)	(22)
Net increase (decrease) in net assets from operations	(542)	(41)	16	(5)
Changes from contract transactions:
Total unit transactions	(79,114)	(23,790)	(5,052)	(317)
Net increase (decrease) in assets derived from
principal transactions	(79,114)	(23,790)	(5,052)	(317)
Total increase (decrease) in net assets	(79,656)	(23,831)	(5,036)	(322)
Net assets at December 31, 2004	$ -	$ -	$ 13,499	$ 770

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series J	Series K	Series L	Series Q
Net assets at January 1, 2003	$ 394	$ 2,048	$ 1,187	$ 5,031

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	34	27	(61)
Net realized gain (loss) on investments and capital gains
distributions	(1)	7	-	30
Net unrealized appreciation (depreciation) during the year	(2)	(23)	(3)	213
Net increase (decrease) in net assets from operations	4	18	24	182
Changes from principal transactions:
Total unit transactions	(12)	(330)	(162)	(828)
Net increase (decrease) in assets derived from
principal transactions	(12)	(330)	(162)	(828)
Total increase (decrease) in net assets	(8)	(312)	(138)	(646)
Net assets at December 31, 2003	386	1,736	1,049	4,385

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11	36	26	98
Net realized gain (loss) on investments and capital gains
distributions	(1)	(2)	(4)	26
Net unrealized appreciation (depreciation) during the year	(12)	(45)	(26)	(98)
Net increase (decrease) in net assets from operations	(2)	(11)	(4)	26
Changes from contract transactions:
Total unit transactions	(33)	(376)	(349)	(562)
Net increase (decrease) in assets derived from
principal transactions	(33)	(376)	(349)	(562)
Total increase (decrease) in net assets	(35)	(387)	(353)	(536)
Net assets at December 31, 2004	$ 351	$ 1,349	$ 696	$ 3,849

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET		ING VP	ING VP
	Fund -	ING VP	Emerging	Intermediate
	Series S	Balanced	Markets	Bond
Net assets at January 1, 2003	$ 46,558	$ 597,925	$ 5,020	$ 458,178

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(465)	5,590	(61)	2,655
Net realized gain (loss) on investments and capital gains
distributions	381	(20,852)	1,993	6,513
Net unrealized appreciation (depreciation) during the year	1,679	114,905	669	12,637
Net increase (decrease) in net assets from operations	1,595	99,643	2,601	21,805
Changes from principal transactions:
Total unit transactions	(15,492)	(38,198)	551	(71,798)
Net increase (decrease) in assets derived from
principal transactions	(15,492)	(38,198)	551	(71,798)
Total increase (decrease) in net assets	(13,897)	61,445	3,152	(49,993)
Net assets at December 31, 2003	32,661	659,370	8,172	408,185

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	387	6,146	(21)	27,978
Net realized gain (loss) on investments and capital gains
distributions	899	(10,010)	869	22,691
Net unrealized appreciation (depreciation) during the year	(940)	57,025	674	(36,125)
Net increase (decrease) in net assets from operations	346	53,161	1,522	14,544
Changes from contract transactions:
Total unit transactions	(9,049)	(20,383)	815	(14,984)
Net increase (decrease) in assets derived from
principal transactions	(9,049)	(20,383)	815	(14,984)
Total increase (decrease) in net assets	(8,703)	32,778	2,337	(440)
Net assets at December 31, 2004	$ 23,958	$ 692,148	$ 10,509	$ 407,745

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP		ING MFS
	Money	Natural	ING Julius	Total
	Market	Resources	Baer Foreign	Return
Net assets at January 1, 2003	$ 368,846	$ 11,897	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,594	(123)	-	16
Net realized gain (loss) on investments and capital gains
distributions	(2,912)	(744)	-	(1)
Net unrealized appreciation (depreciation) during the year	151	4,001	-	403
Net increase (decrease) in net assets from operations	(167)	3,134	-	418
Changes from principal transactions:
Total unit transactions	(111,202)	(1,060)	-	7,871
Net increase (decrease) in assets derived from
principal transactions	(111,202)	(1,060)	-	7,871
Total increase (decrease) in net assets	(111,369)	2,074	-	8,289
Net assets at December 31, 2003	257,477	13,971	-	8,289

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	352	(14)	(3)	326
Net realized gain (loss) on investments and capital gains
distributions	(180)	1,406	48	74
Net unrealized appreciation (depreciation) during the year	27	421	100	1,618
Net increase (decrease) in net assets from operations	199	1,813	145	2,018
Changes from contract transactions:
Total unit transactions	(40,724)	5,006	1,283	18,812
Net increase (decrease) in assets derived from
principal transactions	(40,724)	5,006	1,283	18,812
Total increase (decrease) in net assets	(40,525)	6,819	1,428	20,830
Net assets at December 31, 2004	$ 216,952	$ 20,790	$ 1,428	$ 29,119

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING T. Rowe			ING American
	Price	ING Aeltus	ING American	Century
	Equity	Enhanced	Century	Small Cap
	Income	Index	Select	Value
Net assets at January 1, 2003	$ -	$ 126	$ 255	$ 1,834

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(1)	(11)	(33)
Net realized gain (loss) on investments and capital gains
distributions	25	16	47	201
Net unrealized appreciation (depreciation) during the year	167	85	249	960
Net increase (decrease) in net assets from operations	190	100	285	1,128
Changes from principal transactions:
Total unit transactions	1,953	574	1,654	3,345
Net increase (decrease) in assets derived from
principal transactions	1,953	574	1,654	3,345
Total increase (decrease) in net assets	2,143	674	1,939	4,473
Net assets at December 31, 2003	2,143	800	2,194	6,307

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	72	(6)	(27)	(164)
Net realized gain (loss) on investments and capital gains
distributions	253	81	209	2,436
Net unrealized appreciation (depreciation) during the year	2,450	48	(140)	931
Net increase (decrease) in net assets from operations	2,775	123	42	3,203
Changes from contract transactions:
Total unit transactions	25,205	613	(166)	16,067
Net increase (decrease) in assets derived from
principal transactions	25,205	613	(166)	16,067
Total increase (decrease) in net assets	27,980	736	(124)	19,270
Net assets at December 31, 2004	$ 30,123	$ 1,536	$ 2,070	$ 25,577
The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING	ING Goldman		ING
	Baron	Sachs®	ING	JPMorgan
	Small Cap	Capital	JPMorgan	Mid Cap
	Growth	Growth	International	Value
Net assets at January 1, 2003	$ 3,239	$ 347	$ 107,839	$ 1,038

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(87)	(6)	5	(12)
Net realized gain (loss) on investments and capital gains
distributions	175	10	13,443	93
Net unrealized appreciation (depreciation) during the year	2,280	112	19,848	486
Net increase (decrease) in net assets from operations	2,368	116	33,296	567
Changes from principal transactions:
Total unit transactions	9,650	364	(14,631)	2,394
Net increase (decrease) in assets derived from
principal transactions	9,650	364	(14,631)	2,394
Total increase (decrease) in net assets	12,018	480	18,665	2,961
Net assets at December 31, 2003	15,257	827	126,504	3,999

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(350)	(11)	131	(73)
Net realized gain (loss) on investments and capital gains
distributions	1,811	32	7,586	924
Net unrealized appreciation (depreciation) during the year	7,495	74	13,567	898
Net increase (decrease) in net assets from operations	8,956	95	21,284	1,749
Changes from contract transactions:
Total unit transactions	34,104	568	(9,236)	8,678
Net increase (decrease) in assets derived from
principal transactions	34,104	568	(9,236)	8,678
Total increase (decrease) in net assets	43,060	663	12,048	10,427
Net assets at December 31, 2004	$ 58,317	$ 1,490	$ 138,552	$ 14,426

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING MFS	ING OpCap	ING
	Capital	Balanced	Oppenheimer	ING PIMCO
	Opportunities	Value	Global	Total Return
Net assets at January 1, 2003	$ 129,150	$ 515	$ 202	$ 16,279

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,132)	43	(7)	563
Net realized gain (loss) on investments and capital gains
distributions	(9,998)	69	99	834
Net unrealized appreciation (depreciation) during the year	43,736	692	116	(744)
Net increase (decrease) in net assets from operations	32,606	804	208	653
Changes from principal transactions:
Total unit transactions	(10,259)	7,864	884	14,295
Net increase (decrease) in assets derived from
principal transactions	(10,259)	7,864	884	14,295
Total increase (decrease) in net assets	22,347	8,668	1,092	14,948
Net assets at December 31, 2003	151,497	9,183	1,294	31,227

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(858)	(15)	(18)	(397)
Net realized gain (loss) on investments and capital gains
distributions	(26,049)	339	158	225
Net unrealized appreciation (depreciation) during the year	42,459	1,098	96	1,349
Net increase (decrease) in net assets from operations	15,552	1,422	236	1,177
Changes from contract transactions:
Total unit transactions	(23,464)	9,869	734	11,288
Net increase (decrease) in assets derived from
principal transactions	(23,464)	9,869	734	11,288
Total increase (decrease) in net assets	(7,912)	11,291	970	12,465
Net assets at December 31, 2004	$ 143,585	$ 20,474	$ 2,264	$ 43,692

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING Salomon	ING Salomon
	Brothers	Brothers	ING Salomon	ING Salomon
	Aggressive	Aggressive	Brothers	Brothers
	Growth -	Growth -	Fundamental	Investors
	Initial Class	Service Class	Value	Value
Net assets at January 1, 2003	$ 175,927	$ -	$ 244	$ 635

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,138)	-	26	(8)
Net realized gain (loss) on investments and capital gains
distributions	(11,102)	-	209	25
Net unrealized appreciation (depreciation) during the year	76,768	-	900	574
Net increase (decrease) in net assets from operations	63,528	-	1,135	591
Changes from principal transactions:
Total unit transactions	329	-	8,035	2,793
Net increase (decrease) in assets derived from
principal transactions	329	-	8,035	2,793
Total increase (decrease) in net assets	63,857	-	9,170	3,384
Net assets at December 31, 2003	239,784	-	9,414	4,019

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,437)	-	(123)	(18)
Net realized gain (loss) on investments and capital gains
distributions	(6,887)	1	485	392
Net unrealized appreciation (depreciation) during the year	27,553	-	269	13
Net increase (decrease) in net assets from operations	18,229	1	631	387
Changes from contract transactions:
Total unit transactions	(29,660)	15	314	1,354
Net increase (decrease) in assets derived from
principal transactions	(29,660)	15	314	1,354
Total increase (decrease) in net assets	(11,431)	16	945	1,741
Net assets at December 31, 2004	$ 228,353	$ 16	$ 10,359	$ 5,760

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Diversified	Price Diversified	ING T. Rowe	ING T. Rowe
	Mid Cap	Mid Cap	Price Growth	Price Growth
	Growth -	Growth -	Equity -	Equity -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2003	$ -	$ 902	$ 169,889	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(41)	(1,770)	-
Net realized gain (loss) on investments and capital gains
distributions	3	306	(1,850)	-
Net unrealized appreciation (depreciation) during the year	3	848	55,811	-
Net increase (decrease) in net assets from operations	6	1,113	52,191	-
Changes from principal transactions:
Total unit transactions	10	7,405	24,523	-
Net increase (decrease) in assets derived from
principal transactions	10	7,405	24,523	-
Total increase (decrease) in net assets	16	8,518	76,714	-
Net assets at December 31, 2003	16	9,420	246,603	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(118)	(2,379)	-
Net realized gain (loss) on investments and capital gains
distributions	4	726	1,108	-
Net unrealized appreciation (depreciation) during the year	(3)	(158)	24,701	20
Net increase (decrease) in net assets from operations	1	450	23,430	20
Changes from contract transactions:
Total unit transactions	(17)	(276)	21,352	199
Net increase (decrease) in assets derived from
principal transactions	(17)	(276)	21,352	199
Total increase (decrease) in net assets	(16)	174	44,782	219
Net assets at December 31, 2004	$ -	$ 9,594	$ 291,385	$ 219

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			ING	ING VP
	ING UBS	ING Van	Van Kampen	Strategic
	U.S. Large	Kampen	Equity and	Allocation
	Cap Equity	Comstock	Income	Balanced
Net assets at January 1, 2003	$ 114,492	$ 8,175	$ 474	$ 47,846

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(573)	12	(6)	226
Net realized gain (loss) on investments and capital gains
distributions	(8,730)	454	42	(840)
Net unrealized appreciation (depreciation) during the year	34,528	3,979	116	9,405
Net increase (decrease) in net assets from operations	25,225	4,445	152	8,791
Changes from principal transactions:
Total unit transactions	(11,642)	19,398	285	1,809
Net increase (decrease) in assets derived from
principal transactions	(11,642)	19,398	285	1,809
Total increase (decrease) in net assets	13,583	23,843	437	10,600
Net assets at December 31, 2003	128,075	32,018	911	58,446

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(363)	(525)	(12)	122
Net realized gain (loss) on investments and capital gains
distributions	(4,373)	1,265	99	(563)
Net unrealized appreciation (depreciation) during the year	21,134	7,283	64	6,282
Net increase (decrease) in net assets from operations	16,398	8,023	151	5,841
Changes from contract transactions:
Total unit transactions	(9,005)	31,689	1,310	6,379
Net increase (decrease) in assets derived from
principal transactions	(9,005)	31,689	1,310	6,379
Total increase (decrease) in net assets	7,393	39,712	1,461	12,220
Net assets at December 31, 2004	$ 135,468	$ 71,730	$ 2,372	$ 70,666

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP
	Strategic	Strategic	ING	ING VP
	Allocation	Allocation	Financial	Growth and
	Growth	Income	Services	Income
Net assets at January 1, 2003	$ 56,046	$ 31,610	$ -	$ 2,141,418

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(107)	411	-	(23,918)
Net realized gain (loss) on investments and capital gains
distributions	(1,375)	(527)	-	(425,719)
Net unrealized appreciation (depreciation) during the year	14,356	3,834	-	928,479
Net increase (decrease) in net assets from operations	12,874	3,718	-	478,842
Changes from principal transactions:
Total unit transactions	913	(1,491)	-	(309,293)
Net increase (decrease) in assets derived from
principal transactions	913	(1,491)	-	(309,293)
Total increase (decrease) in net assets	13,787	2,227	-	169,549
Net assets at December 31, 2003	69,833	33,837	-	2,310,967

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	274	-	27,423
Net realized gain (loss) on investments and capital gains
distributions	(482)	52	1	(285,303)
Net unrealized appreciation (depreciation) during the year	8,330	2,011	-	406,325
Net increase (decrease) in net assets from operations	7,847	2,337	1	148,445
Changes from contract transactions:
Total unit transactions	3,973	286	8	(277,089)
Net increase (decrease) in assets derived from
principal transactions	3,973	286	8	(277,089)
Total increase (decrease) in net assets	11,820	2,623	9	(128,644)
Net assets at December 31, 2004	$ 81,653	$ 36,460	$ 9	$ 2,182,323

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET
	US Core -	US Core -	US Core -	US Core -
	Series 1	Series 2	Series 3	Series 5
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(11)	(24)	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	79	154	-	-
Net increase (decrease) in net assets from operations	68	130	-	-
Changes from principal transactions:
Total unit transactions	2,310	20,509	207	-
Net increase (decrease) in assets derived from
principal transactions	2,310	20,509	207	-
Total increase (decrease) in net assets	2,378	20,639	207	-
Net assets at December 31, 2003	2,378	20,639	207	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(12)	(230)	(745)	(4)
Net realized gain (loss) on investments and capital gains
distributions	11	67	(168)	-
Net unrealized appreciation (depreciation) during the year	49	625	643	37
Net increase (decrease) in net assets from operations	48	462	(270)	33
Changes from contract transactions:
Total unit transactions	(202)	(2,375)	52,987	663
Net increase (decrease) in assets derived from
principal transactions	(202)	(2,375)	52,987	663
Total increase (decrease) in net assets	(154)	(1,913)	52,717	696
Net assets at December 31, 2004	$ 2,224	$ 18,726	$ 52,924	$ 696

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING GET	ING GET		ING
	US Core -	US Core -	ING GNMA	Intermediate
	Series 6	Series 7	Income	Bond
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at December 31, 2003	-	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(23)	(2)	4	3
Net realized gain (loss) on investments and capital gains
distributions	2	-	-	2
Net unrealized appreciation (depreciation) during the year	67	3	(1)	(1)
Net increase (decrease) in net assets from operations	46	1	3	4
Changes from contract transactions:
Total unit transactions	5,559	4,016	401	531
Net increase (decrease) in assets derived from
principal transactions	5,559	4,016	401	531
Total increase (decrease) in net assets	5,605	4,017	404	535
Net assets at December 31, 2004	$ 5,605	$ 4,017	$ 404	$ 535

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP
	Global		ING VP	ING VP
	Science and	ING VP	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap
Net assets at January 1, 2003	$ 23,001	$ 76,539	$ 378,460	$ 144,261

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(329)	(881)	144	(1,031)
Net realized gain (loss) on investments and capital gains
distributions	(1,973)	(11,268)	(12,981)	(2,145)
Net unrealized appreciation (depreciation) during the year	13,749	34,025	110,816	52,581
Net increase (decrease) in net assets from operations	11,447	21,876	97,979	49,405
Changes from principal transactions:
Total unit transactions	12,847	(2,443)	26,982	40,095
Net increase (decrease) in assets derived from
principal transactions	12,847	(2,443)	26,982	40,095
Total increase (decrease) in net assets	24,294	19,433	124,961	89,500
Net assets at December 31, 2003	47,295	95,972	503,421	233,761

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(439)	(818)	(176)	(1,714)
Net realized gain (loss) on investments and capital gains
distributions	3,927	(12,208)	(14,980)	649
Net unrealized appreciation (depreciation) during the year	(5,231)	18,062	63,400	46,443
Net increase (decrease) in net assets from operations	(1,743)	5,036	48,244	45,378
Changes from contract transactions:
Total unit transactions	(4,815)	(11,125)	10,855	82,331
Net increase (decrease) in assets derived from
principal transactions	(4,815)	(11,125)	10,855	82,331
Total increase (decrease) in net assets	(6,558)	(6,089)	59,099	127,709
Net assets at December 31, 2004	$ 40,737	$ 89,883	$ 562,520	$ 361,470

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	International	Small	Value
	SmallCap	Equity	Company	Opportunity
Net assets at January 1, 2003	$ 54,579	$ 8,248	$ 115,085	$ 115,345

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(559)	3	(998)	(277)
Net realized gain (loss) on investments and capital gains
distributions	(56)	1,452	(9,972)	(8,337)
Net unrealized appreciation (depreciation) during the year	21,801	1,316	52,820	34,754
Net increase (decrease) in net assets from operations	21,186	2,771	41,850	26,140
Changes from principal transactions:
Total unit transactions	18,166	914	10,497	(8,309)
Net increase (decrease) in assets derived from
principal transactions	18,166	914	10,497	(8,309)
Total increase (decrease) in net assets	39,352	3,685	52,347	17,831
Net assets at December 31, 2003	93,931	11,933	167,432	133,176

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,024)	27	(1,222)	(218)
Net realized gain (loss) on investments and capital gains
distributions	1,906	1,606	5,232	(9,363)
Net unrealized appreciation (depreciation) during the year	24,020	371	16,525	19,282
Net increase (decrease) in net assets from operations	24,902	2,004	20,535	9,701
Changes from contract transactions:
Total unit transactions	39,653	403	(12,188)	(32,508)
Net increase (decrease) in assets derived from
principal transactions	39,653	403	(12,188)	(32,508)
Total increase (decrease) in net assets	64,555	2,407	8,347	(22,807)
Net assets at December 31, 2004	$ 158,486	$ 14,340	$ 175,779	$ 110,369

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Financial	Growth	International	ING VP
	Services	Opportunities	Value	MagnaCap
Net assets at January 1, 2003	$ -	$ 158	$ 12,825	$ 544

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(6)	70	1
Net realized gain (loss) on investments and capital gains
distributions	-	38	(610)	(41)
Net unrealized appreciation (depreciation) during the year	-	123	6,551	315
Net increase (decrease) in net assets from operations	-	155	6,011	275
Changes from principal transactions:
Total unit transactions	-	984	13,755	752
Net increase (decrease) in assets derived from
principal transactions	-	984	13,755	752
Total increase (decrease) in net assets	-	1,139	19,766	1,027
Net assets at December 31, 2003	-	1,297	32,591	1,571

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(5)	128	8
Net realized gain (loss) on investments and capital gains
distributions	2	162	1,986	111
Net unrealized appreciation (depreciation) during the year	13	(100)	5,361	5
Net increase (decrease) in net assets from operations	15	57	7,475	124
Changes from contract transactions:
Total unit transactions	179	(1,354)	18,313	53
Net increase (decrease) in assets derived from
principal transactions	179	(1,354)	18,313	53
Total increase (decrease) in net assets	194	(1,297)	25,788	177
Net assets at December 31, 2004	$ 194	$ -	$ 58,379	$ 1,748

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP		ING VP
	MidCap	ING VP	SmallCap	ING
	Opportunities	Real Estate	Opportunities	Real Estate
Net assets at January 1, 2003	$ 457	$ -	$ 2,239	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(23)	-	(30)	-
Net realized gain (loss) on investments and capital gains
distributions	155	-	(356)	-
Net unrealized appreciation (depreciation) during the year	495	-	1,518	-
Net increase (decrease) in net assets from operations	627	-	1,132	-
Changes from principal transactions:
Total unit transactions	3,107	-	4,674	-
Net increase (decrease) in assets derived from
principal transactions	3,107	-	4,674	-
Total increase (decrease) in net assets	3,734	-	5,806	-
Net assets at December 31, 2003	4,191	-	8,045	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(57)	260	(66)	3
Net realized gain (loss) on investments and capital gains
distributions	403	306	571	15
Net unrealized appreciation (depreciation) during the year	53	3,298	177	19
Net increase (decrease) in net assets from operations	399	3,864	682	37
Changes from contract transactions:
Total unit transactions	956	23,361	(549)	245
Net increase (decrease) in assets derived from
principal transactions	956	23,361	(549)	245
Total increase (decrease) in net assets	1,355	27,225	133	282
Net assets at December 31, 2004	$ 5,546	$ 27,225	$ 8,178	$ 282

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Janus
	Advisor		Janus Aspen	Janus Aspen
	Series	Janus Aspen	Capital	Flexible
	Balanced	Balanced	Appreciation	Income
Net assets at January 1, 2003	$ -	$ 353,540	$ 2,019	$ 92,271

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4,325	(22)	3,431
Net realized gain (loss) on investments and capital gains
distributions	-	4,890	(25)	2,292
Net unrealized appreciation (depreciation) during the year	-	36,186	573	(960)
Net increase (decrease) in net assets from operations	-	45,401	526	4,763
Changes from principal transactions:
Total unit transactions	-	(13,847)	632	(7,040)
Net increase (decrease) in assets derived from
principal transactions	-	(13,847)	632	(7,040)
Total increase (decrease) in net assets	-	31,554	1,158	(2,277)
Net assets at December 31, 2003	-	385,094	3,177	89,994

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4,222	(32)	3,833
Net realized gain (loss) on investments and capital gains
distributions	-	(2,816)	181	1,720
Net unrealized appreciation (depreciation) during the year	-	24,167	326	(3,208)
Net increase (decrease) in net assets from operations	-	25,573	475	2,345
Changes from contract transactions:
Total unit transactions	-	(53,724)	(414)	(14,170)
Net increase (decrease) in assets derived from
principal transactions	-	(53,724)	(414)	(14,170)
Total increase (decrease) in net assets	-	(28,151)	61	(11,825)
Net assets at December 31, 2004	$ -	$ 356,943	$ 3,238	$ 78,169

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		Janus Aspen	Janus Aspen
	Janus Aspen	Mid Cap	Worldwide	Janus
	Growth	Growth	Growth	Twenty
Net assets at January 1, 2003	$ 199,166	$ 369,184	$ 513,443	$ 383

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,049)	(4,273)	277	(2)
Net realized gain (loss) on investments and capital gains
distributions	(15,905)	(55,409)	(17,365)	(39)
Net unrealized appreciation (depreciation) during the year	76,212	179,054	123,499	143
Net increase (decrease) in net assets from operations	58,258	119,372	106,411	102
Changes from principal transactions:
Total unit transactions	(17,436)	(29,315)	(83,666)	78
Net increase (decrease) in assets derived from
principal transactions	(17,436)	(29,315)	(83,666)	78
Total increase (decrease) in net assets	40,822	90,057	22,745	180
Net assets at December 31, 2003	239,988	459,241	536,188	563

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,962)	(4,706)	(408)	(6)
Net realized gain (loss) on investments and capital gains
distributions	(24,092)	(86,576)	(19,474)	(13)
Net unrealized appreciation (depreciation) during the year	31,387	170,273	32,506	152
Net increase (decrease) in net assets from operations	5,333	78,991	12,624	133
Changes from contract transactions:
Total unit transactions	(45,820)	(79,896)	(123,221)	34
Net increase (decrease) in assets derived from
principal transactions	(45,820)	(79,896)	(123,221)	34
Total increase (decrease) in net assets	(40,487)	(905)	(110,597)	167
Net assets at December 31, 2004	$ 199,501	$ 458,336	$ 425,591	$ 730

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			Lord Abbett	Lord Abbett
		Lord Abbett	Mid-Cap	Mid Cap
	Lord Abbett	Growth and	Value -	Value -
	Affiliated	Income	Class VC	Class A
Net assets at January 1, 2003	$ -	$ 12,172	$ 10,124	$ 21

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	16	(52)	-
Net realized gain (loss) on investments and capital gains
distributions	-	(40)	33	(2)
Net unrealized appreciation (depreciation) during the year	-	7,960	4,466	-
Net increase (decrease) in net assets from operations	-	7,936	4,447	(2)
Changes from principal transactions:
Total unit transactions	-	30,424	13,938	(19)
Net increase (decrease) in assets derived from
principal transactions	-	30,424	13,938	(19)
Total increase (decrease) in net assets	-	38,360	18,385	(21)
Net assets at December 31, 2003	-	50,532	28,509	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(343)	-
Net realized gain (loss) on investments and capital gains
distributions	3	911	1,906	8
Net unrealized appreciation (depreciation) during the year	10	9,290	12,041	21
Net increase (decrease) in net assets from operations	13	10,201	13,604	29
Changes from contract transactions:
Total unit transactions	208	48,934	54,128	261
Net increase (decrease) in assets derived from
principal transactions	208	48,934	54,128	261
Total increase (decrease) in net assets	221	59,135	67,732	290
Net assets at December 31, 2004	$ 221	$ 109,667	$ 96,241	$ 290

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		Massachusetts
	Lord Abbett	Investors	MFS®
	Small-Cap	Growth	Total	Moderate
	Value	Stock	Return	Allocation
Net assets at January 1, 2003	$ -	$ -	$ 39,338	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	294	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	(263)	-
Net unrealized appreciation (depreciation) during the year	-	-	7,216	-
Net increase (decrease) in net assets from operations	-	-	7,247	-
Changes from principal transactions:
Total unit transactions	-	-	11,448	-
Net increase (decrease) in assets derived from
principal transactions	-	-	11,448	-
Total increase (decrease) in net assets	-	-	18,695	-
Net assets at December 31, 2003	-	-	58,033	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	358	-
Net realized gain (loss) on investments and capital gains
distributions	44	-	257	-
Net unrealized appreciation (depreciation) during the year	13	16	5,989	63
Net increase (decrease) in net assets from operations	56	16	6,604	63
Changes from contract transactions:
Total unit transactions	474	164	10,121	-
Net increase (decrease) in assets derived from
principal transactions	474	164	10,121	-
Total increase (decrease) in net assets	530	180	16,725	63
Net assets at December 31, 2004	$ 530	$ 180	$ 74,758	$ 63

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		New	New
		Perspective	Perspective	Oppenheimer
	Mutual	Fund® -	Fund® -	Capital
	Discovery	Class R-3	Class R-4	Appreciation
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at December 31, 2003	-	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	1	59	(1)
Net realized gain (loss) on investments and capital gains
distributions	-	-	1	-
Net unrealized appreciation (depreciation) during the year	19	16	784	15
Net increase (decrease) in net assets from operations	22	17	844	14
Changes from contract transactions:
Total unit transactions	164	187	7,794	203
Net increase (decrease) in assets derived from
principal transactions	164	187	7,794	203
Total increase (decrease) in net assets	186	204	8,638	217
Net assets at December 31, 2004	$ 186	$ 204	$ 8,638	$ 217

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			Oppenheimer
	Oppenheimer		Main Street	Oppenheimer
	Developing	Oppenheimer	Fund® -	Aggressive
	Markets	Global	Class A	Growth
Net assets at January 1, 2003	$ 1,294	$ -	$ -	$ 3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	146	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	1,051	-	-	-
Net unrealized appreciation (depreciation) during the year	383	-	-	1
Net increase (decrease) in net assets from operations	1,580	-	-	1
Changes from principal transactions:
Total unit transactions	3,374	-	-	-
Net increase (decrease) in assets derived from
principal transactions	3,374	-	-	-
Total increase (decrease) in net assets	4,954	-	-	1
Net assets at December 31, 2003	6,248	-	-	4

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	324	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	799	-	-	-
Net unrealized appreciation (depreciation) during the year	4,988	-	1	-
Net increase (decrease) in net assets from operations	6,111	-	1	-
Changes from contract transactions:
Total unit transactions	25,018	4	12	(1)
Net increase (decrease) in assets derived from
principal transactions	25,018	4	12	(1)
Total increase (decrease) in net assets	31,129	4	13	(1)
Net assets at December 31, 2004	$ 37,377	$ 4	$ 13	$ 3

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Global	Main Street®	Main Street®	Strategic
	Securities	Fund/VA	Small Cap	Bond
Net assets at January 1, 2003	$ 117,400	$ 28	$ -	$ 16,662

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(560)	-	-	1,110
Net realized gain (loss) on investments and capital gains
distributions	(6,014)	-	-	969
Net unrealized appreciation (depreciation) during the year	67,124	7	-	1,931
Net increase (decrease) in net assets from operations	60,550	7	-	4,010
Changes from principal transactions:
Total unit transactions	73,093	(3)	-	11,935
Net increase (decrease) in assets derived from
principal transactions	73,093	(3)	-	11,935
Total increase (decrease) in net assets	133,643	4	-	15,945
Net assets at December 31, 2003	251,043	32	-	32,607

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	402	-	-	1,381
Net realized gain (loss) on investments and capital gains
distributions	218	-	-	788
Net unrealized appreciation (depreciation) during the year	58,591	3	1	899
Net increase (decrease) in net assets from operations	59,211	3	1	3,068
Changes from contract transactions:
Total unit transactions	100,114	8	4	11,403
Net increase (decrease) in assets derived from
principal transactions	100,114	8	4	11,403
Total increase (decrease) in net assets	159,325	11	5	14,471
Net assets at December 31, 2004	$ 410,368	$ 43	$ 5	$ 47,078

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		PIMCO NFJ
	Pax World	Small-Cap	PIMCO VIT	Pioneer
	Balanced	Value	Real Return	High Yield
Net assets at January 1, 2003	$ 1,605	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	(35)	-	-	-
Net unrealized appreciation (depreciation) during the year	385	-	-	-
Net increase (decrease) in net assets from operations	356	-	-	-
Changes from principal transactions:
Total unit transactions	1,644	-	-	-
Net increase (decrease) in assets derived from
principal transactions	1,644	-	-	-
Total increase (decrease) in net assets	2,000	-	-	-
Net assets at December 31, 2003	3,605	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	25	1	7	5
Net realized gain (loss) on investments and capital gains
distributions	189	3	312	10
Net unrealized appreciation (depreciation) during the year	1,039	5	(58)	(1)
Net increase (decrease) in net assets from operations	1,253	9	261	14
Changes from contract transactions:
Total unit transactions	11,665	44	9,258	423
Net increase (decrease) in assets derived from
principal transactions	11,665	44	9,258	423
Total increase (decrease) in net assets	12,918	53	9,519	437
Net assets at December 31, 2004	$ 16,523	$ 53	$ 9,519	$ 437

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Pioneer			Pioneer
	Equity	Pioneer	Pioneer Fund	High Yield
	Income VCT	Fund	VCT	VCT
Net assets at January 1, 2003	$ 3,782	$ -	$ 432	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	105	-	2	-
Net realized gain (loss) on investments and capital gains
distributions	(9)	-	(3)	-
Net unrealized appreciation (depreciation) during the year	1,446	-	219	-
Net increase (decrease) in net assets from operations	1,542	-	218	-
Changes from principal transactions:
Total unit transactions	5,367	-	872	-
Net increase (decrease) in assets derived from
principal transactions	5,367	-	872	-
Total increase (decrease) in net assets	6,909	-	1,090	-
Net assets at December 31, 2003	10,691	-	1,522	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	259	-	3	48
Net realized gain (loss) on investments and capital gains
distributions	551	-	85	59
Net unrealized appreciation (depreciation) during the year	1,984	-	136	65
Net increase (decrease) in net assets from operations	2,794	-	224	172
Changes from contract transactions:
Total unit transactions	14,794	1	855	4,296
Net increase (decrease) in assets derived from
principal transactions	14,794	1	855	4,296
Total increase (decrease) in net assets	17,588	1	1,079	4,468
Net assets at December 31, 2004	$ 28,279	$ 1	$ 2,601	$ 4,468

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Pioneer	Scudder	T. Rowe Price
	Mid Cap	Equity 500	Mid-Cap	Templeton
	Value VCT	Index	Value	Foreign
Net assets at January 1, 2003	$ 2,143	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(38)	-	-	(6)
Net realized gain (loss) on investments and capital gains
distributions	85	-	-	-
Net unrealized appreciation (depreciation) during the year	1,583	-	-	-
Net increase (decrease) in net assets from operations	1,630	-	-	(6)
Changes from principal transactions:
Total unit transactions	7,962	-	-	6
Net increase (decrease) in assets derived from
principal transactions	7,962	-	-	6
Total increase (decrease) in net assets	9,592	-	-	-
Net assets at December 31, 2003	11,735	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(201)	-	-	6
Net realized gain (loss) on investments and capital gains
distributions	623	-	34	1
Net unrealized appreciation (depreciation) during the year	5,908	-	27	47
Net increase (decrease) in net assets from operations	6,330	-	61	54
Changes from contract transactions:
Total unit transactions	31,599	2	558	396
Net increase (decrease) in assets derived from
principal transactions	31,599	2	558	396
Total increase (decrease) in net assets	37,929	2	619	450
Net assets at December 31, 2004	$ 49,664	$ 2	$ 619	$ 450

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			UBS U.S.
	Templeton	Templeton	Small Cap	Vanguard®
	Growth	Global Bond	Growth	500 Index
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at December 31, 2003	-	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	57	-	-
Net realized gain (loss) on investments and capital gains
distributions	2	8	1	-
Net unrealized appreciation (depreciation) during the year	3	368	5	(5)
Net increase (decrease) in net assets from operations	6	433	6	(5)
Changes from contract transactions:
Total unit transactions	55	6,342	42	18
Net increase (decrease) in assets derived from
principal transactions	55	6,342	42	18
Total increase (decrease) in net assets	61	6,775	48	13
Net assets at December 31, 2004	$ 61	$ 6,775	$ 48	$ 13

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

				Washington
	Vanguard®		Wanger U.S.	Mutual
	Variable	Wanger	Smaller	InvestorsSM -
	Insurance	Select	Companies	Class R-3
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	-
Net increase (decrease) in net assets from operations	-	-	-	-
Changes from principal transactions:
Total unit transactions	-	-	-	-
Net increase (decrease) in assets derived from
principal transactions	-	-	-	-
Total increase (decrease) in net assets	-	-	-	-
Net assets at December 31, 2003	-	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(8)	(7)	5
Net realized gain (loss) on investments and capital gains
distributions	-	205	(9)	10
Net unrealized appreciation (depreciation) during the year	17	90	236	54
Net increase (decrease) in net assets from operations	16	287	220	69
Changes from contract transactions:
Total unit transactions	192	1,940	1,935	1,163
Net increase (decrease) in assets derived from
principal transactions	192	1,940	1,935	1,163
Total increase (decrease) in net assets	208	2,227	2,155	1,232
Net assets at December 31, 2004	$ 208	$ 2,227	$ 2,155	$ 1,232

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

Washington
Mutual
InvestorsSM -
Class R-4
Net assets at January 1, 2003	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-
Net realized gain (loss) on investments and capital gains
distributions	-
Net unrealized appreciation (depreciation) during the year	-
Net increase (decrease) in net assets from operations	-
Changes from principal transactions:
Total unit transactions	-
Net increase (decrease) in assets derived from
principal transactions	-
Total increase (decrease) in net assets	-
Net assets at December 31, 2003	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	124
Net realized gain (loss) on investments and capital gains
distributions	299
Net unrealized appreciation (depreciation) during the year	1,462
Net increase (decrease) in net assets from operations	1,885
Changes from contract transactions:
Total unit transactions	33,974
Net increase (decrease) in assets derived from
principal transactions	33,974
Total increase (decrease) in net assets	35,859
Net assets at December 31, 2004	$ 35,859

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements
  Organization

  ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

  At December 31, 2004, the Account had 145 investment divisions (the "Divisions"), 81 of which invest in independently managed mutual funds and 64 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

  AIM Growth Series:

  AIM Health Sciences Fund - Investor Class**

  AIM Mid Cap Core Equity Fund - Class A**

  AIM Small Cap Growth Fund - Class A**

  AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund - Series I

  AIM V.I. Core Equity Fund - Series I

  AIM V.I. Growth Fund - Series I

  AIM V.I. Premier Equity Fund - Series I

  Alliance Bernstein Variable Products Series Fund, Inc.:

  Alliance Bernstein Growth and Income Fund - Class A**

  Alliance Bernstein Growth and Income Portfolio**

  American Balanced Fund® - Class R-3**

  American Century® Income & Growth Fund-Advisor Class

  Ariel Investment Trust:

  Ariel Appreciation Fund**

  Ariel Fund**

  Baron Asset Fund**

  Baron Growth Fund*

  Calvert Variable Series, Inc.:

  Calvert Social Balanced Portfolio

  EuroPacific Growth Fund® - Class R-3**

  EuroPacific Growth Fund® - Class R-4**

  Evergreen Special Values Fund - Class A

  Fidelity® Advisor Mid Cap Fund - Class T**

  Fidelity® Variable Insurance Products:

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP High Income Portfolio-Initial Class

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Index 500 Portfolio-Initial Class

  Fidelity® VIP Overseas Portfolio-Initial Class

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Franklin Strategic Series:

  Franklin Small-Mid Cap Growth Fund - Class A**

  Franklin Templeton Variable Insurance Products Trust:

  Franklin Small Cap Value Securities Fund-Class 2

  The Growth Fund of America® - Class R-3**

  The Growth Fund of America® - Class R-4**

  The Income Fund of America® - Class R-3**

  ING GET Fund:

  ING GET Fund - Series H

  ING GET Fund - Series I

  ING GET Fund - Series J

  ING GET Fund - Series K

  ING GET Fund - Series L

  ING GET Fund - Series Q

  ING GET Fund - Series S

  ING VP Balanced Portfolio, Inc. - Class I

  ING VP Emerging Markets Fund

  ING VP Intermediate Bond Portfolio - Class I

  ING VP Money Market Portfolio - Class I

  ING VP Natural Resources Trust

  ING Investors Trust:

  ING Julius Baer Foreign Portfolio - Service Class**

  ING MFS Total Return Portfolio - Service Class*

  ING T. Rowe Price Equity Income Portfolio - Service Class*

  ING Partners, Inc.:

  ING Aeltus Enhanced Index Portfolio - Service Class*

  ING American Century Select Portfolio - Service Class**

  ING American Century Small Cap Value Portfolio - Service Class

  ING Baron Small Cap Growth Portfolio - Service Class

  ING Goldman Sachs® Capital Growth Portfolio - Service Class

  ING JPMorgan International Portfolio - Initial Class

  ING JPMorgan Mid Cap Value Portfolio - Service Class

  ING MFS Capital Opportunities Portfolio - Initial Class

  ING OpCap Balanced Value Portfolio - Service Class

  ING Oppenheimer Global Portfolio - Service Class**

  ING PIMCO Total Return Portfolio - Service Class

  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class

  ING Partners, Inc. (continued):

  ING Salomon Brothers Aggressive Growth Portfolio - Service Class**

  ING Salomon Brothers Fundamental Value Portfolio - Service Class

  ING Salomon Brothers Investors Value Portfolio - Service Class

  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class

  ING T. Rowe Price Growth Equity Portfolio - Initial Class

  ING T. Rowe Price Growth Equity Portfolio - Service Class**

  ING UBS U.S. Large Cap Equity Portfolio - Initial Class

  ING Van Kampen Comstock Portfolio - Service Class

  ING Van Kampen Equity and Income Portfolio - Service Class

  ING Strategic Allocation Portfolios, Inc.:

  ING VP Strategic Allocation Balanced Portfolio - Class I

  ING VP Strategic Allocation Growth Portfolio - Class I

  ING VP Strategic Allocation Income Portfolio - Class I

  ING Financial Services Fund - Class A**

  ING Variable Funds:

  ING VP Growth and Income Portfolio - Class I

  ING Variable Insurance Trust:

  ING GET US Core Portfolio - Series 1*

  ING GET US Core Portfolio - Series 2*

  ING GET US Core Portfolio - Series 3*

  ING GET US Core Portfolio - Series 5**

  ING GET US Core Portfolio - Series 6**

  ING GET US Core Portfolio - Series 7**

  ING GNMA Income Fund - Class A**

  ING Intermediate Bond Fund - Class A**

  ING Variable Portfolios, Inc.:

  ING VP Global Science and Technology Portfolio - Class I

  ING VP Growth Portfolio - Class I

  ING VP Index Plus LargeCap Portfolio - Class I

  ING VP Index Plus MidCap Portfolio - Class I

  ING VP Index Plus SmallCap Portfolio - Class I

  ING VP International Equity Portfolio - Class I

  ING VP Small Company Portfolio - Class I

  ING VP Value Opportunity Portfolio - Class I

  ING Variable Products Trust:

  ING VP Financial Services Portfolio - Class I**

  ING VP International Value Portfolio - Class I

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  ING Variable Products Trust (continued):

  ING VP MagnaCap Portfolio - Class I

  ING VP MidCap Opportunities Portfolio-Class I

  ING VP Real Estate Portfolio - Class I**

  ING VP SmallCap Opportunities Portfolio-Class I

  ING Real Estate Fund - Class A**

  Janus Advisor Series Balanced Fund - Class I**

  Janus Aspen Series:

  Janus Aspen Balanced Portfolio-Institutional Shares

  Janus Aspen Capital Appreciation Portfolio-Service Shares

  Janus Aspen Flexible Income Portfolio-Institutional Shares

  Janus Aspen Growth Portfolio-Institutional Shares

  Janus Aspen Mid Cap Growth Portfolio-Institutional Shares

  Janus Aspen Worldwide Growth Portfolio-Institutional Shares

  Janus Twenty Fund

  Lord Abbett Affiliated Fund - Class A**

  Lord Abbett Series Fund, Inc.:

  Lord Abbett Growth and Income Portfolio - Class VC

  Lord Abbett Mid-Cap Value Portfolio-Class VC

  Lord Abbett Mid Cap Value Fund - Class A**

  Lord Abbett Small-Cap Value Fund - Class A**

  Massachusetts Investors Growth Stock Fund - Class A**

  MFS® Variable Insurance TrustSM:

  MFS® Total Return Series-Initial Class

  Moderate Allocation Portfolio**

  Mutual Discovery Fund - Class R**

  New Perspective Fund® - Class R-3**

  New Perspective Fund® - Class R-4**

  Oppenheimer Capital Appreciation Fund - Class A**

  Oppenheimer Developing Markets Fund - Class A

  Oppenheimer Global Fund - Class A**

  Oppenheimer Main Street Fund® - Class A**

  Oppenheimer Variable Account Funds:

  Oppenheimer Aggressive Growth Fund/VA

  Oppenheimer Global Securities Fund/VA

  Oppenheimer Main Street® Fund/VA

  Oppenheimer Main Street® Small Cap Fund/VA**

  Oppenheimer Strategic Bond Fund/VA

  Pax World Balanced Fund, Inc.

  PIMCO NFJ Small-Cap Value Fund - Class A**

  PIMCO VIT Real Return Portfolio - Admin Class**

  Pioneer High Yield Fund - Class A**

  Pioneer Variable Contracts Trust:

  Pioneer Equity Income VCT Portfolio-Class I

  Pioneer Fund - Class A**

  Pioneer Fund VCT Portfolio-Class I

  Pioneer High Yield VCT Portfolio - Class I**

  Pioneer Mid Cap Value VCT Portfolio-Class I

  Scudder Equity 500 Index Fund**

  T. Rowe Price Mid-Cap Value Fund - R Class**

  Templeton Foreign Fund - Class A**

  Templeton Growth Fund, Inc. - Class A**

  Templeton Income Trust:

  Templeton Global Bond Fund - Class A**

  UBS U.S. Small Cap Growth Fund - Class A**

  Vanguard® 500 Index Fund - Investor Shares**

  Vanguard® Variable Insurance Fund - Equity Income Portfolio**

  Wangers Advisors Trust:

  Wanger Select**

  Wanger U.S. Smaller Companies**

  Washington Mutual Investors FundSM - Class R-3**

  Washington Mutual Investors FundSM - Class R-4**

  * Investment Division added in 2003

  ** Investment Division added in 2004

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  The names of certain Divisions were changed during 2004. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING VP Balanced Portfolio, Inc. - Class I	ING VP Balanced Portfolio, Inc. - Class R
ING VP Intermediate Bond Portfolio - Class I	ING VP Bond Portfolio - Class R
ING VP Money Market Portfolio - Class I	ING VP Money Market Portfolio - Class R
ING Partners, Inc.:	ING Partners, Inc.:
ING Aeltus Enhanced Index Portfolio - Service Class	ING DSI Enhanced Index Portfolio - Service Class
ING JP Morgan International Portfolio - Initial Class	ING JP Morgan Fleming International Portfolio -
Initial Class
ING T. Rowe Price Diversified Mid Cap Growth	ING Alger Aggressive Growth - Initial Class
Portfolio - Initial Class
ING T. Rowe Price Diversified Mid Cap Growth	ING Alger Aggressive Growth - Service Class
Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Service	ING UBS Tactical Asset Allocation Portfolio - Service
Class	Class
ING UBS U.S. Large Cap Equity Portfolio - Initial	ING MFS Research Equity Portfolio - Initial Class
Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced Portfolio -	ING VP Strategic Allocation Balanced Portfolio -
Class I	Class R
ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class R
ING VP Strategic Allocation Income Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class R
ING Variable Funds:	ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING VP Growth Portfolio - Class I	ING VP Growth Portfolio - Class R
ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class R
ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class R
ING VP Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class R
ING VP International Equity Portfolio - Class I	ING VP International Equity Portfolio - Class R
ING VP Small Company Portfolio - Class I	ING VP Small Company Portfolio - Class R
ING VP Value Opportunity Portfolio - Class I	ING VP Value Opportunity Portfolio - Class R
ING VP Global Science and Technology Portfolio - Class I	ING VP Technology Portfolio - Class R
ING Variable Products Trust:	ING Variable Products Trust:
ING Growth Opportunities Portfolio - Class I	ING Growth Opportunities Portfolio - Class R
ING VP International Value Portfolio - Class I	ING VP International Value Portfolio - Class R
ING VP MagnaCap Portfolio - Class I	ING VP MagnaCap Portfolio - Class R
ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class R
ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class R

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  During 2004, the following Divisions were closed to Contractowners:

ING GET Fund - Series D ING GET Fund - Series E ING GET Fund - Series G	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class ING VP Growth Opportunities Portfolio - Class I

  Significant Accounting Policies

  The following is a summary of the significant accounting policies of the Account:

  Use of Estimates

  The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

  Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Variable Annuity Reserves

  Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

  Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

  Mortality and Expense Risk Charges

  ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

  Administrative Charges

  A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

  Contract Maintenance Charges

  For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

  Contingent Deferred Sales Charges

  For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, and currently ranges up to 7%, as specified in the Contract.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Premium Taxes

  For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

  Related Party Transactions

  During the year ended December 31, 2004, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING GNMA Income Fund, ING Intermediate Bond Fund, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, ING VP Natural Resources Trust, ING Strategic Allocation Portfolios, Inc., ING VP Growth and Income Portfolio, ING Variable Products Trust, and ING Real Estate Fund. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 0.90% of the average net assets of each respective Fund of the Trust. Management fees were also paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from 0.63% to 0.94% of the average net assets of each respective Portfolio.

  Funds of Funds

  The Account had one Lifestyle Fund at December 31, 2004. The Lifestyle Fund invests in other Divisions of the Account (the "Underlying Funds"), as well as in fixed interest divisions, which are not part of the Account. The Lifestyle Fund's percentage ownership in Underlying Funds and fixed interest divisions at December 31, 2004, was as follows:

Underlying Fund	Moderate Allocation
Baron Growth Fund	10%
ING Index Plus MidCap Fund - Class R	10%
ING Intermediate Bond Fund - Class I	15%
ING International SmallCap Growth Fund - Class A	5%
Lord Abbett Affiliated Fund - Class A	10%
The Growth Fund of America® - Class A	15%
Vanguard® 500 Index Fund - Investor Shares	10%
Fixed interest divisions	25%

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Growth Series:
AIM Health Sciences	$ 19	$ -	$ -	$ -
AIM Mid Cap Core Equity	197	3	-	-
AIM Small Cap Growth	-	-	-	-
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	1,654	2,937	3,360	2,720
AIM V.I. Core Equity	2,162	9,311	3,229	3,479
AIM V.I. Growth	2,126	2,899	3,261	1,503
AIM V.I. Premier Equity	1,643	4,004	2,727	1,780
Alliance Bernstein Variable Products Series Fund, Inc.:
Alliance Bernstein Growth and Income Fund	20	-	-	-
Alliance Bernstein Growth and Income Portfolio	57	9	-	-
American Balanced Fund®	1,273	33	-	-
American Century® Income & Growth	2,231	701	1,932	1,032
Ariel Investment Trust:
Ariel Appreciation	184	3	-	-
Ariel	148	1	-	-
Baron Asset	130	1	-	-
Baron Growth	351	1	130	129
Calvert Variable Series, Inc.:
Calvert Social Balanced	9,157	7,544	6,802	4,502
EuroPacific Growth Fund® - R-3	524	25	-	-
EuroPacific Growth Fund® - R-4	17,240	2,246	-	-
Evergreen Special Values	28,102	1,963	5,901	2,000
Fidelity® Advisor Mid Cap	385	5	-	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund®	107,499	21,985	82,727	16,424
Fidelity® VIP Equity-Income	57,164	14,598	47,066	14,323
Fidelity® VIP Growth	21,802	34,986	35,922	23,493
Fidelity® VIP High Income	5,887	7,888	33,252	30,625
Fidelity® VIP Asset ManagerSM	4,627	6,533	2,606	1,719
Fidelity® VIP Index 500	11,965	5,993	17,461	9,452
Fidelity® VIP Overseas	26,271	19,814	395,384	388,671
Franklin Strategic Series:
Franklin Small-Mid Cap Growth	62	-	-	-
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	35,727	8,457	16,848	12,347

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
The Growth Fund of America® - Class R-3	$ 1,249	$ 14	$ -	$ -
The Growth Fund of America® - Class R-4	47,831	29	-	-
The Income Fund of America® - Class R-3	105	-	-	-
ING GET Fund:
ING GET Fund - Series D	5,798	152,830	9,899	86,343
ING GET Fund - Series E	5,286	80,019	5,190	28,667
ING GET Fund - Series G	1,809	24,226	1,243	6,668
ING GET Fund - Series H	837	5,364	1,175	5,706
ING GET Fund - Series I	36	332	93	187
ING GET Fund - Series J	16	38	69	74
ING GET Fund - Series K	57	397	128	424
ING GET Fund - Series L	36	359	42	177
ING GET Fund - Series Q	150	614	-	889
ING GET Fund - Series S	1,379	9,609	84	16,041
ING VP Balanced	37,540	51,777	37,020	69,628
ING VP Emerging Markets	14,135	13,341	70,319	69,829
ING VP Intermediate Bond	125,882	96,548	33,833	102,976
ING VP Money Market	70,314	110,686	1,131,288	1,239,896
ING VP Natural Resources	10,592	5,600	5,744	6,927
ING Investors Trust:
ING Julius Baer Foreign	2,216	929	-	-
ING MFS Total Return	19,854	716	7,972	85
ING T. Rowe Price Equity Income	26,224	805	2,306	353
ING Partners, Inc.:
ING Aeltus Enhanced Index	2,645	2,038	684	111
ING American Century Select	2,189	2,382	2,164	521
ING American Century Small Cap Value	20,538	3,062	3,972	503
ING Baron Small Cap Growth	39,264	5,510	10,703	1,140
ING Goldman Sachs® Capital Growth	761	204	588	230
ING JPMorgan International	27,535	36,640	682,940	697,566
ING JPMorgan Mid Cap Value	10,789	1,764	3,093	684
ING MFS Capital Opportunities	3,975	28,297	7,070	18,461
ING OpCap Balanced Value	11,582	1,728	8,320	413
ING Oppenheimer Global	2,922	2,188	1,857	980
ING PIMCO Total Return	23,537	12,278	35,648	20,611
ING Salomon Brothers Aggressive Growth - Initial Class	8,616	40,713	24,087	25,896
ING Salomon Brothers Aggressive Growth - Service Class	89	74	-	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Salomon Brothers Fundamental Value	$ 3,462	$ 3,271	$ 11,986	$ 3,925
ING Salomon Brother Investors Value	3,414	2,078	3,359	574
ING T. Rowe Price Diversified Mid Cap Growth -
Initial Class	-	17	111	101
ING T. Rowe Price Diversified Mid Cap Growth -
Service Class	5,699	6,093	9,052	1,688
ING T. Rowe Price Growth Equity - Initial Class	34,665	15,692	34,215	11,462
ING T. Rowe Price Growth Equity - Service Class	199	-	-	-
ING UBS U.S. Large Cap Equity	6,956	16,324	5,467	17,682
ING Van Kampen Comstock	37,045	5,632	20,406	485
ING Van Kampen Equity and Income	1,803	505	808	529
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	14,729	8,228	6,498	4,463
ING VP Strategic Allocation Growth	11,072	7,100	5,494	4,688
ING VP Strategic Allocation Income	12,768	12,208	4,504	5,584
ING Financial Services	14	5	-	-
ING Variable Funds:
ING VP Growth and Income	95,716	345,382	14,919	348,130
ING Variable Insurance Trust:
ING GET US Core - Series 1	17	229	2,371	72
ING GET US Core - Series 2	163	2,768	20,499	14
ING GET US Core - Series 3	72,277	20,035	207	-
ING GET US Core - Series 5	673	14	-	-
ING GET US Core - Series 6	6,826	1,290	-	-
ING GET US Core - Series 7	4,344	330	-	-
ING GNMA Income	533	128	-	-
ING Intermediate Bond	540	4	-	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	12,570	17,824	33,815	21,297
ING VP Growth	5,054	16,997	9,981	13,305
ING VP Index Plus LargeCap	60,182	49,503	61,327	34,201
ING VP Index Plus MidCap	85,765	5,148	52,770	13,706
ING VP Index Plus SmallCap	45,854	6,578	33,506	15,899
ING VP International Equity	10,372	9,942	27,126	26,209
ING VP Small Company	14,104	27,514	81,863	72,364
ING VP Value Opportunity	6,785	39,511	10,678	19,264
ING Variable Products Trust:
ING VP Financial Services	199	18	-	-
ING VP Growth Opportunities	538	1,897	1,325	347
ING VP International Value	28,395	9,954	17,423	3,598
ING VP MagnaCap	574	513	958	205

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Products Trust (continued):
ING VP MidCap Opportunities	$ 3,343	$ 2,444	$ 4,145	$ 1,061
ING VP Real Estate	24,030	124	-	-
ING VP SmallCap Opportunities	2,250	2,865	5,880	1,236
ING Real Estate	264	1	-	-
Janus Advisor Series Balanced	-	-	-	-
Janus Aspen Series:
Janus Aspen Balanced	18,989	68,491	40,324	49,846
Janus Aspen Capital Appreciation	645	1,091	1,344	734
Janus Aspen Flexible Income	13,791	23,472	27,330	30,939
Janus Aspen Growth	6,738	54,520	11,473	30,958
Janus Aspen Mid Cap Growth	6,887	91,489	26,548	60,136
Janus Aspen Worldwide Growth	15,748	139,377	31,915	115,304
Janus Twenty	98	70	141	65
Lord Abbett Affiliated	211	-	-	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Growth and Income	50,385	580	30,750	310
Lord Abbett Mid-Cap Value - Class VC	57,843	2,780	17,073	2,921
Lord Abbett Mid Cap Value - Class A	270	1	93	112
Lord Abbett Small-Cap Value	525	9	-	-
Massachusetts Investors Growth Stock	164	-	-	-
MFS® Variable Insurance TrustSM:
MFS® Total Return	14,888	4,409	15,279	3,537
Moderate Allocation	1	1	-	-
Mutual Discovery	168	1	-	-
New Perspective Fund® - Class R-3	189	1	-	-
New Perspective Fund® - Class R-4	7,868	15	-	-
Oppenheimer Capital Appreciation	203	1	-	-
Oppenheimer Developing Markets	33,022	7,521	24,991	21,471
Oppenheimer Global	4	-	-	-
Oppenheimer Main Street Fund® - Class A	12	-	-	-
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	-	1	1	1
Oppenheimer Global Securities	111,120	10,604	82,514	9,981
Oppenheimer Main Street® - Fund/VA	13	5	-	3
Oppenheimer Main Street® Small Cap	4	-	-	-
Oppenheimer Strategic Bond	21,163	8,379	37,158	24,113

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
Pax World Balanced	$ 14,148	$ 2,458	$ 1,863	$ 213
PIMCO NFJ Small-Cap Value	48	-	-	-
PIMCO VIT Real Return	12,094	2,557	-	-
Pioneer High Yield	438	-	-	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT	17,956	2,903	7,522	2,050
Pioneer Fund	1	-	-	-
Pioneer Fund VCT	1,317	459	990	116
Pioneer High Yield VCT	9,849	5,505	-	-
Pioneer Mid Cap Value VCT	32,841	1,225	9,551	1,627
Scudder Equity 500 Index	2	-	-	-
T. Rowe Price Mid-Cap Value	605	13	-	-
Templeton Foreign	404	1	60	60
Templeton Growth	60	2	-	-
Templeton Income Trust:
Templeton Global Bond	6,516	117	-	-
UBS U.S. Small Cap Growth	48	5	-	-
Vanguard® 500 Index	18	-	-	-
Vanguard® Variable Insurance	193	2	-	-
Wangers Advisors Trust:
Wanger Select	4,017	2,085	-	-
Wanger U.S. Smaller Companies	3,826	1,898	-	-
Washington Mutual InvestorsSM - Class R-3	1,189	11	-	-
Washington Mutual InvestorsSM - Class R-4	34,398	1	-	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Changes in Units

  The changes in units outstanding were as follows:

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
AIM Growth Series:
AIM Health Sciences	2,121	-	2,121	-
AIM Mid Cap Equity	18,089	363	17,726	-
AIM Small Cap Growth	2	-	2	-
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	742,209	869,850	(127,641)	121,881
AIM V.I. Core Equity	1,291,268	2,215,263	(923,995)	(30,959)
AIM V.I. Growth	1,145,485	1,259,825	(114,340)	420,791
AIM V.I. Premier Equity	751,710	1,080,717	(329,007)	179,709
Alliance Bernstein Variable Product Series Fund, Inc.:
Alliance Bernstein Growth and Income Fund	2,045	-	2,045	-
Alliance Bernstein Growth and Income Portfolio	5,250	825	4,425	-
American Balanced Fund®	123,582	3,442	120,140	-
American Century® Income & Growth	235,587	74,839	160,748	112,975
Ariel Investment Trust:
Ariel Appreciation	17,879	265	17,614	-
Ariel	13,247	55	13,192	-
Baron Asset	11,207	120	11,087	-
Baron Growth	32,446	27	32,419	22
Calvert Variable Series, Inc.:
Calvert Social Balanced	1,041,397	888,653	152,744	147,970
EuroPacific Growth Fund® - R-3	50,937	3,074	47,863	-
EuroPacific Growth Fund® - R-4	1,797,191	371,265	1,425,926	-
Evergreen Special Values	1,695,681	203,107	1,492,574	299,098
Fidelity® Advisor Mid Cap	37,590	494	37,096	-
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund®	11,489,088	6,904,554	4,584,534	4,004,285
Fidelity® VIP Equity-Income	6,906,749	4,382,178	2,524,571	2,232,358
Fidelity® VIP Growth	7,136,852	7,655,957	(519,105)	1,287,068
Fidelity® VIP High Income	668,003	966,956	(298,953)	337,345
Fidelity® VIP Asset ManagerSM	243,157	373,104	(129,947)	24,732
Fidelity® VIP Index 500	580,064	318,865	261,199	402,973
Fidelity® VIP Overseas	3,021,891	2,493,825	528,066	789,491
Franklin Strategic Series:
Franklin Small-Mid Cap Growth	6,429	-	6,429	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	3,340,616	1,293,673	2,046,943	452,082
The Growth Fund of America® - Class R-3	124,934	2,755	122,179	-
The Growth Fund of America® - Class R-4	5,160,827	423,312	4,737,515	-
The Income Fund of America® - Class R-3	9,948	-	9,948	-
ING GET Fund:
ING GET Fund - Series D	173,322	15,121,211	(14,947,889)	(7,959,655)
ING GET Fund - Series E	332,271	7,921,265	(7,588,994)	(2,482,898)
ING GET Fund - Series G	152,141	2,453,706	(2,301,565)	(594,633)
ING GET Fund - Series H	71,808	553,919	(482,111)	(485,782)
ING GET Fund - Series I	391	31,291	(30,900)	(11,016)
ING GET Fund - Series J	-	3,174	(3,174)	(1,059)
ING GET Fund - Series K	-	36,528	(36,528)	(32,282)
ING GET Fund - Series L	-	33,717	(33,717)	(15,766)
ING GET Fund - Series Q	-	53,457	(53,457)	(80,054)
ING GET Fund - Series S	234,100	1,092,787	(858,687)	(1,517,841)
ING VP Balanced	6,444,389	6,836,684	(392,295)	(1,112,753)
ING VP Emerging Markets	1,647,146	1,581,428	65,718	102,010
ING VP Intermediate Bond	8,215,620	8,521,505	(305,885)	(3,323,438)
ING VP Money Market	11,292,974	14,025,254	(2,732,280)	(6,220,704)
ING VP Natural Resources	869,736	542,584	327,152	(81,853)
ING Investors Trust:
ING Julius Baer Foreign	229,069	107,022	122,047	-
ING MFS Total Return	1,891,673	356,177	1,535,496	700,937
ING T. Rowe Price Equity Income	2,182,364	296,163	1,886,201	165,547
ING Partners, Inc.:
ING Aeltus Enhanced Index	361,801	283,845	77,956	81,415
ING American Century Select	320,348	343,211	(22,863)	214,030
ING American Century Small Cap Value	1,941,068	562,491	1,378,577	355,593
ING Baron Small Cap Growth	3,819,436	1,181,534	2,637,902	940,630
ING Goldman Sachs® Capital Growth	96,777	41,417	55,360	40,099
ING JPMorgan International	3,086,669	3,493,363	(406,694)	(560,840)
ING JPMorgan Mid Cap Value	1,037,259	353,788	683,471	225,796
ING MFS Capital Opportunities	1,546,673	2,633,769	(1,087,096)	(537,394)
ING OpCap Balanced Value	1,291,880	525,561	766,319	692,988
ING Oppenheimer Global	293,242	230,406	62,836	94,892
ING PIMCO Total Return	3,073,334	2,046,501	1,026,833	1,327,641
ING Salomon Brothers Aggressive Growth -
Initial Class	5,042,874	7,674,056	(2,631,182)	328,935

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
ING Partners, Inc. (continued):
ING Salomon Brothers Aggressive Growth -
Service Class	8,787	7,198	1,589	-
ING Salomon Brothers Fundamental Value	445,245	420,619	24,626	554,916
ING Salomon Brother Investors Value	374,791	268,450	106,341	253,762
ING T. Rowe Price Diversified Mid Cap
Growth - Initial Class	-	1,154	(1,154)	1,154
ING T. Rowe Price Diversified Mid Cap
Growth - Service Class	1,358,272	1,438,664	(80,392)	1,121,316
ING T. Rowe Price Growth Equity - Initial Class	4,770,419	3,524,768	1,245,651	1,554,224
ING T. Rowe Price Growth Equity - Service Class	20,449	78	20,371	-
ING UBS U.S. Large Cap Equity	2,141,739	2,820,470	(678,731)	(918,451)
ING Van Kampen Comstock	4,110,698	1,455,969	2,654,729	1,967,779
ING Van Kampen Equity and Income	93,390	38,374	55,016	7,611
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	2,104,345	1,638,746	465,599	108,957
ING VP Strategic Allocation Growth	1,598,014	1,292,531	305,483	98,672
ING VP Strategic Allocation Income	1,184,077	1,140,198	43,879	(108,451)
ING Financial Services	1,357	489	868	-
ING Variable Funds:
ING VP Growth and Income	14,531,937	27,718,675	(13,186,738)	(17,517,346)
ING Variable Insurance Trust:
ING GET US Core - Series 1	-	19,657	(19,657)	231,302
ING GET US Core - Series 2	100,626	334,903	(234,277)	2,055,233
ING GET US Core - Series 3	7,854,478	2,575,458	5,279,020	20,674
ING GET US Core - Series 5	67,403	952	66,451	-
ING GET US Core - Series 6	685,757	129,749	556,008	-
ING GET US Core - Series 7	434,458	32,788	401,670	-
ING GNMA Income	52,369	12,638	39,731	-
ING Intermediate Bond	53,075	1,008	52,067	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology	7,185,981	8,826,369	(1,640,388)	3,763,655
ING VP Growth	1,932,974	2,775,140	(842,166)	(183,843)
ING VP Index Plus LargeCap	9,746,045	8,875,064	870,981	2,013,333
ING VP Index Plus MidCap	8,240,855	3,533,221	4,707,634	2,691,961
ING VP Index Plus SmallCap	5,377,363	2,451,264	2,926,099	1,631,088
ING VP International Equity	1,728,037	1,670,535	57,502	135,837
ING VP Small Company	3,283,536	3,946,455	(662,919)	617,906
ING VP Value Opportunity	1,935,086	3,913,217	(1,978,131)	(669,895)

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
ING Variable Products Trust:
ING VP Financial Services	20,421	2,952	17,469	-
ING VP Growth Opportunities	88,916	252,428	(163,512)	137,247
ING VP International Value	3,743,766	2,066,960	1,676,806	1,554,185
ING VP MagnaCap	93,937	88,469	5,468	97,929
ING VP MidCap Opportunities	505,997	417,195	88,802	381,501
ING VP Real Estate	2,146,817	186,905	1,959,912	-
ING VP SmallCap Opportunities	651,403	734,610	(83,207)	723,325
ING Real Estate	22,279	75	22,204	-
Janus Advisor Series Balanced	8	-	8	-
Janus Aspen Series:
Janus Aspen Balanced	4,861,068	7,327,168	(2,466,100)	(516,201)
Janus Aspen Capital Appreciation	82,616	140,531	(57,915)	96,747
Janus Aspen Flexible Income	1,996,838	2,768,202	(771,364)	(357,321)
Janus Aspen Growth	2,862,869	5,692,269	(2,829,400)	(1,192,449)
Janus Aspen Mid Cap Growth	6,055,797	10,760,444	(4,704,647)	(1,685,384)
Janus Aspen Worldwide Growth	5,649,716	12,560,154	(6,910,438)	(5,189,406)
Janus Twenty	21,684	14,890	6,794	18,414
Lord Abbett Affiliated	20,016	7	20,009	-
Lord Abbett Series Fund, Inc.:
Lord Abbett Growth and Income	6,435,125	1,805,358	4,629,767	3,406,125
Lord Abbett Mid-Cap Value - Class VC	5,878,996	1,189,943	4,689,053	1,521,794
Lord Abbett Mid Cap Value - Class A	24,133	16	24,117	-
Lord Abbett Small-Cap Value	46,008	1,179	44,829	-
Massachusetts Investors Growth Stock	17,013	6	17,007	-
MFS® Variable Insurance TrustSM:
MFS® Total Return	1,163,591	418,755	744,836	970,674
Moderate Allocation	5,863	-	5,863	-
Mutual Discovery	16,092	55	16,037	-
New Perspective Fund® - Class R-3	18,425	60	18,365	-
New Perspective Fund® - Class R-4	816,804	55,147	761,657	-
Oppenheimer Capital Appreciation	21,208	190	21,018	-
Oppenheimer Developing Markets	1,653,384	525,460	1,127,924	283,558
Oppenheimer Global	286	-	286	-
Oppenheimer Main Street Fund® - Class A	1,214	-	1,214	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	1	1	-	-
Oppenheimer Global Securities	10,759,811	4,601,582	6,158,229	5,451,438
Oppenheimer Main Street® - Fund/VA	1,481	1,481	-	-
Oppenheimer Main Street® Small Cap	369	-	369	-
Oppenheimer Strategic Bond	2,350,521	1,514,577	835,944	996,074
Pax World Balanced	1,535,363	363,518	1,171,845	182,421
PIMCO NFJ Small-Cap Value	4,379	1	4,378	-
PIMCO VIT Real Return	1,377,653	495,693	881,960	-
Pioneer High Yield	41,804	2	41,802	-
Pioneer Variable Contracts Trust:
Pioneer Equity Income	2,132,114	757,409	1,374,705	624,038
Pioneer Fund	111	-	111	107,358
Pioneer Fund VCT	182,191	91,003	91,188	-
Pioneer High Yield VCT	1,158,236	739,060	419,176	-
Pioneer Mid Cap Value VCT	3,023,990	605,598	2,418,392	738,490
Scudder Equity 500 Index	148	-	148	-
T. Rowe Price Mid-Cap Value	55,070	1,723	53,347	-
Templeton Foreign Fund	39,458	117	39,341	-
Templeton Growth	5,620	193	5,427	-
Templeton Income Trust:
Templeton Global Bond	615,626	43,539	572,087	-
UBS U.S. Small Cap Growth	4,985	493	4,492	-
Vanguard® 500 Index	1,177	-	1,177	-
Vanguard® Variable Insurance	18,595	112	18,483	-
Wangers Advisors Trust:
Wanger Select	394,479	199,589	194,890	-
Wanger U.S. Smaller Companies	379,919	193,959	185,960	-
Washington Mutual InvestorsSM - Class R-3	116,876	2,064	114,812	-
Washington Mutual InvestorsSM - Class R-4	3,519,330	210,096	3,309,234	-

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Unit Summary

Division/Contract	Units	Unit Value	Extended Value
AIM Health Sciences
Contracts in accumulation period:
ING MAP PLUS NP17	2,121.300	$ 10.00	$ 21,213
	2,121.300		$ 21,213

AIM Mid Cap Core Equity
Contracts in accumulation period:
ING MAP PLUS NP11	17,646.931	$ 11.08	$ 195,528
ING MAP PLUS NP30	78.708	10.99	865
	17,725.639		$ 196,393

AIM Small Cap Growth
Contracts in accumulation period:
Qualified XII (1.00)	1.772	$ 10.72	$ 19
	1.772		$ 19

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation
Contracts in accumulation period:
Qualified VI	942,381.562	$ 9.22	$ 8,688,758
Qualified VIII	1,168.872	9.22	10,777
Qualified X (1.15)	5,909.375	9.28	54,839
Qualified X (1.25)	84,155.097	9.22	775,910
Qualified XII (0.05)	15,921.152	9.55	152,047
Qualified XII (0.15)	5,717.524	10.50	60,034
Qualified XII (0.25)	31,699.897	9.77	309,708
Qualified XII (0.30)	23,829.363	9.74	232,098
Qualified XII (0.45)	4,462.902	9.65	43,067
Qualified XII (0.55)	9,070.730	9.60	87,079
Qualified XII (0.60)	16,659.324	10.35	172,424
Qualified XII (0.65)	8,138.638	9.55	77,724
Qualified XII (0.70)	57,773.319	9.52	550,002
Qualified XII (0.75)	42,450.052	9.49	402,851
Qualified XII (0.80)	126,641.544	9.46	1,198,029
Qualified XII (0.85)	111,740.042	9.44	1,054,826
Qualified XII (0.90)	3,820.617	9.41	35,952
Qualified XII (0.95)	76,698.934	9.38	719,436
Qualified XII (1.00)	201,848.611	9.36	1,889,303
Qualified XII (1.05)	30,727.117	9.33	286,684
Qualified XII (1.10)	30,094.624	9.30	279,880
Qualified XII (1.15)	8,932.005	9.28	82,889
Qualified XII (1.20)	4,519.135	9.25	41,802
Qualified XII (1.25)	22,247.072	9.22	205,118
Qualified XII (1.30)	4,186.956	9.20	38,520
Qualified XII (1.35)	4,017.448	9.17	36,840
Qualified XII (1.40)	14,390.164	9.15	131,670
Qualified XII (1.45)	3,526.426	9.12	32,161
Qualified XII (1.50)	11,909.351	9.09	108,256
Qualified XV	5,425.855	9.36	50,786
Qualified XVI	20,528.273	9.09	186,602
Qualified XVII	938.570	9.23	8,663
Qualified XVIII	5,097.616	9.23	47,051
Qualified XXI	10,170.975	9.44	96,014
Qualified XXIV	96,589.692	9.41	908,909
Qualified XXV	16,697.983	9.42	157,295
Qualified XXVI	3,280.128	9.36	30,702
Qualified XXVII	214,415.599	5.77	1,237,178
Qualified XXXII	828.333	10.80	8,946
Qualified XXXIV (0.60)	3,211.594	10.35	33,240
	2,281,822.471		$ 20,524,070

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Core Equity
Currently payable annuity contracts:			$ 12,309
Contracts in accumulation period:
Qualified VI	2,137,810.469	$ 8.31	17,765,205
Qualified VIII	726.747	8.30	6,032
Qualified X (1.15)	1,296.886	8.35	10,829
Qualified X (1.25)	143,502.166	8.31	1,192,503
Qualified XII (0.05)	17,499.652	8.60	150,497
Qualified XII (0.15)	2,793.471	11.18	31,231
Qualified XII (0.25)	67,573.947	8.79	593,975
Qualified XII (0.30)	22,710.376	8.77	199,170
Qualified XII (0.45)	11,259.379	8.69	97,844
Qualified XII (0.55)	38,654.513	8.64	333,975
Qualified XII (0.60)	56,091.198	11.02	618,125
Qualified XII (0.65)	4,679.743	8.59	40,199
Qualified XII (0.70)	67,046.908	8.57	574,592
Qualified XII (0.75)	50,383.041	8.55	430,775
Qualified XII (0.80)	279,744.366	8.52	2,383,422
Qualified XII (0.85)	167,903.529	8.50	1,427,180
Qualified XII (0.90)	2,255.372	8.47	19,103
Qualified XII (0.95)	120,403.788	8.45	1,017,412
Qualified XII (1.00)	632,274.703	8.42	5,323,753
Qualified XII (1.05)	106,782.143	8.40	896,970
Qualified XII (1.10)	58,397.852	8.38	489,374
Qualified XII (1.15)	36,127.185	8.35	301,662
Qualified XII (1.20)	4,804.801	8.33	40,024
Qualified XII (1.25)	36,651.023	8.31	304,570
Qualified XII (1.30)	436.232	8.28	3,612
Qualified XII (1.35)	4,625.181	8.26	38,204
Qualified XII (1.40)	22,295.504	8.23	183,492
Qualified XII (1.45)	3,197.686	8.21	26,253
Qualified XII (1.50)	13,406.838	8.19	109,802
Qualified XV	6,401.660	8.43	53,966
Qualified XVI	42,845.422	8.19	350,904
Qualified XVII	2,773.525	8.31	23,048
Qualified XVIII	7,404.572	8.31	61,532
Qualified XXI	6,085.059	8.50	51,723
Qualified XXIV	54,407.429	8.48	461,375
Qualified XXV	24,107.901	8.48	204,435
Qualified XXVI	17,356.109	8.43	146,312
Qualified XXVII	341,503.459	6.65	2,270,998
Qualified XXXII	3,018.638	11.16	33,688
Qualified XXXIII (0.65)	206.009	11.15	2,297
Qualified XXXIV (0.60)	2,782.305	11.02	30,661
	4,620,226.787		$ 38,313,033

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Growth
Contracts in accumulation period:
Qualified VI	1,324,872.089	$ 5.84	$ 7,737,253
Qualified X (1.15)	1,052.041	5.88	6,186
Qualified X (1.25)	127,838.528	5.84	746,577
Qualified XII (0.05)	8,494.069	6.07	51,559
Qualified XII (0.15)	1,979.049	9.26	18,326
Qualified XII (0.25)	23,934.088	6.19	148,152
Qualified XII (0.30)	22,102.918	6.17	136,375
Qualified XII (0.45)	288.072	6.12	1,763
Qualified XII (0.55)	18,988.487	6.08	115,450
Qualified XII (0.60)	13,198.465	9.12	120,370
Qualified XII (0.65)	11,707.769	6.05	70,832
Qualified XII (0.70)	75,997.679	6.03	458,266
Qualified XII (0.75)	28,167.555	6.01	169,287
Qualified XII (0.80)	183,652.254	5.99	1,100,077
Qualified XII (0.85)	192,221.572	5.98	1,149,485
Qualified XII (0.90)	3,856.879	5.96	22,987
Qualified XII (0.95)	121,858.923	5.94	723,842
Qualified XII (1.00)	276,501.011	5.93	1,639,651
Qualified XII (1.05)	58,460.576	5.91	345,502
Qualified XII (1.10)	45,644.143	5.89	268,844
Qualified XII (1.15)	12,576.190	5.88	73,948
Qualified XII (1.20)	10,063.140	5.86	58,970
Qualified XII (1.25)	30,867.637	5.84	180,267
Qualified XII (1.30)	711.320	5.83	4,147
Qualified XII (1.35)	3,415.491	5.81	19,844
Qualified XII (1.40)	24,265.975	5.79	140,500
Qualified XII (1.45)	1,707.439	5.78	9,869
Qualified XII (1.50)	10,115.104	5.76	58,263
Qualified XV	9,649.748	5.95	57,416
Qualified XVI	41,815.798	5.76	240,859
Qualified XVII	3,350.769	5.85	19,602
Qualified XVIII	4,704.958	5.85	27,524
Qualified XXI	9,981.000	6.00	59,886
Qualified XXIV	58,064.765	5.96	346,066
Qualified XXV	14,648.743	5.97	87,453
Qualified XXVI	16,886.003	5.93	100,134
Qualified XXVII	229,492.601	4.46	1,023,537
Qualified XXXII	1,913.653	11.06	21,165
Qualified XXXIV (0.60)	3,837.062	9.12	34,994
	3,028,883.563		$ 17,595,228

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Premier Equity
Currently payable annuity contracts:			$ 4,251
Contracts in accumulation period:
Qualified VI	939,734.678	$ 7.44	6,991,626
Qualified VIII	4.570	7.44	34
Qualified X (1.15)	9,256.685	7.48	69,240
Qualified X (1.25)	91,125.537	7.44	677,974
Qualified XII (0.05)	6,843.376	7.70	52,694
Qualified XII (0.15)	1,909.550	9.11	17,396
Qualified XII (0.25)	17,822.081	7.88	140,438
Qualified XII (0.30)	20,275.572	7.86	159,366
Qualified XII (0.45)	128,592.683	7.79	1,001,737
Qualified XII (0.55)	36,407.355	7.75	282,157
Qualified XII (0.60)	18,466.704	8.98	165,831
Qualified XII (0.65)	12,647.013	7.70	97,382
Qualified XII (0.70)	106,770.313	7.68	819,996
Qualified XII (0.75)	31,024.805	7.66	237,650
Qualified XII (0.80)	200,397.513	7.64	1,531,037
Qualified XII (0.85)	87,936.400	7.61	669,196
Qualified XII (0.90)	8,499.077	7.59	64,508
Qualified XII (0.95)	145,707.530	7.57	1,103,006
Qualified XII (1.00)	249,070.199	7.55	1,880,480
Qualified XII (1.05)	52,139.043	7.53	392,607
Qualified XII (1.10)	42,708.788	7.51	320,743
Qualified XII (1.15)	9,045.855	7.48	67,663
Qualified XII (1.20)	2,793.968	7.46	20,843
Qualified XII (1.25)	35,279.167	7.44	262,477
Qualified XII (1.30)	764.690	7.42	5,674
Qualified XII (1.35)	11,894.325	7.40	88,018
Qualified XII (1.40)	16,723.307	7.38	123,418
Qualified XII (1.45)	554.076	7.36	4,078
Qualified XII (1.50)	3,819.210	7.34	28,033
Qualified XV	5,023.443	7.55	37,927
Qualified XVI	20,767.574	7.34	152,434
Qualified XVII	3,889.933	7.45	28,980
Qualified XVIII	2,024.832	7.45	15,085
Qualified XXI	4,259.790	7.61	32,417
Qualified XXIV	84,882.500	7.60	645,107
Qualified XXV	8,399.473	7.60	63,836
Qualified XXVI	1,228.610	7.55	9,276
Qualified XXVII	197,458.851	6.44	1,271,635
Qualified XXXII	227.618	10.79	2,456
Qualified XXXIV (0.60)	10,832.740	8.98	97,278
	2,627,209.434		$ 19,635,984

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Alliance Bernstein Growth and Income Fund
Contracts in accumulation period:
ING MAP PLUS NP16	2,044.558	$ 10.75	$ 21,979
	2,044.558		$ 21,979

Alliance Bernstein Growth and Income Portfolio
Contracts in accumulation period:
Qualified X (1.25)	4,425.201	$ 11.23	$ 49,695
	4,425.201		$ 49,695

American Balanced Fund®
Contracts in accumulation period:
ING MAP PLUS NP11	4,474.410	$ 10.59	$ 47,384
ING MAP PLUS NP14	1,203.024	10.58	12,728
ING MAP PLUS NP15	40,987.607	10.57	433,239
ING MAP PLUS NP17	8,141.154	10.57	86,052
ING MAP PLUS NP22	40,105.124	10.54	422,708
ING MAP PLUS NP23	307.305	10.54	3,239
ING MAP PLUS NP26	90.494	10.52	952
ING MAP PLUS NP27	132.605	10.52	1,395
ING MAP PLUS NP29	8,691.246	10.51	91,345
ING MAP PLUS NP30	11.238	10.50	118
ING MAP PLUS NP7	1,265.504	10.61	13,427
ING MAP PLUS NP9	14,730.095	10.60	156,139
	120,139.806		$ 1,268,726

American Century® Income & Growth
Contracts in accumulation period:
Qualified XII (1.10)	2,144.937	$ 30.91	$ 66,300
Qualified XXVII	430,968.894	10.03	4,322,618
	433,113.831		$ 4,388,918

Ariel Appreciation
Contracts in accumulation period:
ING MAP PLUS NP11	8,011.883	$ 10.94	$ 87,650
ING MAP PLUS NP15	7,898.351	10.92	86,250
ING MAP PLUS NP19	140.918	10.90	1,536
ING MAP PLUS NP22	1,563.236	10.88	17,008
	17,614.388		$ 192,444

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Ariel
Contracts in accumulation period:
ING MAP PLUS NP19	2,340.256	$ 11.70	$ 27,381
ING MAP PLUS NP22	9,711.130	11.68	113,426
ING MAP PLUS NP26	1,140.995	11.66	13,304
	13,192.381		$ 154,111

Baron Asset
Contracts in accumulation period:
ING MAP PLUS NP14	3,932.511	$ 12.15	$ 47,780
ING MAP PLUS NP15	185.761	12.15	2,257
ING MAP PLUS NP16	1,480.066	12.14	17,968
ING MAP PLUS NP17	3,615.486	12.14	43,892
ING MAP PLUS NP22	387.201	12.11	4,689
ING MAP PLUS NP9	1,485.714	12.18	18,096
	11,086.739		$ 134,682

Baron Growth
Contracts in accumulation period:
ING MAP PLUS NP14	8,181.291	$ 12.08	$ 98,830
ING MAP PLUS NP15	7,742.053	12.08	93,524
ING MAP PLUS NP16	6,305.633	12.07	76,109
ING MAP PLUS NP17	2,946.562	12.07	35,565
ING MAP PLUS NP19	3,443.781	12.06	41,532
ING MAP PLUS NP22	707.226	12.04	8,515
ING MAP PLUS NP23	1,049.210	12.03	12,622
ING MAP PLUS NP27	16.985	12.01	204
ING MAP PLUS NP7	2,048.515	12.12	24,828
	32,441.256		$ 391,729

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Calvert Social Balanced
Contracts in accumulation period:
Qualified V	335.057	$ 22.05	$ 7,388
Qualified VI	939,746.700	21.82	20,505,273
Qualified VIII	5,714.084	19.81	113,196
Qualified X (1.15)	1,106.305	11.26	12,457
Qualified X (1.25)	66,551.968	11.18	744,051
Qualified XII (0.05)	3,837.747	22.81	87,539
Qualified XII (0.15)	3,396.934	11.09	37,672
Qualified XII (0.25)	99,891.838	12.13	1,211,688
Qualified XII (0.30)	96,180.645	12.09	1,162,824
Qualified XII (0.40)	91,688.863	16.79	1,539,456
Qualified XII (0.45)	23,627.318	11.97	282,819
Qualified XII (0.55)	10,432.969	11.89	124,048
Qualified XII (0.60)	16,311.814	11.85	193,295
Qualified XII (0.65)	14,260.321	11.82	168,557
Qualified XII (0.70)	171,058.404	11.78	2,015,068
Qualified XII (0.75)	144,238.330	11.74	1,693,358
Qualified XII (0.80)	136,946.385	12.31	1,685,810
Qualified XII (0.85)	204,430.849	16.37	3,346,533
Qualified XII (0.90)	9,190.774	12.14	111,576
Qualified XII (0.95)	52,198.521	16.23	847,182
Qualified XII (1.00)	409,056.374	16.16	6,610,351
Qualified XII (1.05)	39,360.783	16.09	633,315
Qualified XII (1.10)	41,804.182	16.02	669,703
Qualified XII (1.15)	14,502.257	15.95	231,311
Qualified XII (1.20)	11,929.030	15.88	189,433
Qualified XII (1.25)	16,388.046	15.81	259,095
Qualified XII (1.30)	2,160.381	15.75	34,026
Qualified XII (1.35)	3,526.148	15.68	55,290
Qualified XII (1.40)	14,456.054	15.61	225,659
Qualified XII (1.45)	918.211	15.54	14,269
Qualified XII (1.50)	2,058.527	15.48	31,866
Qualified XV	2,919.374	22.35	65,248
Qualified XVI	37,768.458	21.40	808,245
Qualified XVII	700.504	21.82	15,285
Qualified XVIII	9,408.765	11.18	105,190
Qualified XXI	3,525.555	22.54	79,466
Qualified XXIV	29,889.422	16.26	486,002
Qualified XXV	5,605.653	22.29	124,950
Qualified XXVI	289.024	22.14	6,399
Qualified XXVII	578,904.407	29.27	16,944,532
Qualified XXVIII	90,261.018	29.09	2,625,693
Qualified XXXII	1,364.344	10.91	14,885
Qualified XXXIV (0.60)	4,209.114	11.85	49,878
	3,412,151.457		$ 66,169,881

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP11	12,073.466	$ 11.57	$ 139,690
ING MAP PLUS NP14	9,973.333	11.55	115,192
ING MAP PLUS NP15	14,504.069	11.55	167,522
ING MAP PLUS NP19	2,624.631	11.53	30,262
ING MAP PLUS NP23	173.675	11.51	1,999
ING MAP PLUS NP29	3,558.064	11.47	40,811
ING MAP PLUS NP9	4,955.872	11.58	57,389
	47,863.110		$ 552,865

EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
Qualified VI	589,758.166	11.45	6,752,731
Qualified XII (0.55)	917.131	11.50	10,547
Qualified XII (0.60)	700.174	11.50	8,052
Qualified XII (0.70)	14,216.710	11.49	163,350
Qualified XII (0.75)	24,395.910	11.49	280,309
Qualified XII (0.80)	295,307.665	11.48	3,390,132
Qualified XII (0.85)	24,648.780	11.48	282,968
Qualified XII (0.90)	754.007	11.48	8,656
Qualified XII (0.95)	29,103.662	11.47	333,819
Qualified XII (1.00)	362,008.195	11.47	4,152,234
Qualified XII (1.05)	11,698.257	11.47	134,179
Qualified XII (1.10)	26,520.419	11.46	303,924
Qualified XII (1.15)	1,515.794	11.46	17,371
Qualified XII (1.20)	214.061	11.45	2,451
Qualified XII (1.25)	3,553.188	11.45	40,684
Qualified XII (1.35)	1,297.290	11.44	14,841
Qualified XII (1.40)	2,665.559	11.44	30,494
Qualified XII (1.45)	339.370	11.43	3,879
Qualified XII (1.50)	2.537	11.43	29
Qualified XVI	3,097.288	11.43	35,402
Qualified XVII	5,731.038	11.47	65,735
Qualified XXIV	27,480.435	11.96	328,666
	1,425,925.636		$ 16,360,453

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Evergreen Special Values
Contracts in accumulation period:
ING MAP PLUS NP11	2,719.056	$ 11.65	$ 31,677
ING MAP PLUS NP14	3,008.083	11.63	34,984
ING MAP PLUS NP15	3,045.572	11.63	35,420
ING MAP PLUS NP16	1,597.074	11.62	18,558
ING MAP PLUS NP26	104.581	11.57	1,210
ING MAP PLUS NP27	18.426	11.56	213
ING MAP PLUS NP7	1,888.860	11.67	22,043
Qualified V	317.664	18.06	5,737
Qualified VI	460,931.721	18.19	8,384,348
Qualified XII (0.55)	1,086.354	18.76	20,380
Qualified XII (0.60)	336.378	18.72	6,297
Qualified XII (0.65)	155.514	18.68	2,905
Qualified XII (0.70)	16,062.500	18.64	299,405
Qualified XII (0.75)	3,304.462	18.60	61,463
Qualified XII (0.80)	28,777.790	18.55	533,828
Qualified XII (0.85)	21,368.936	18.51	395,539
Qualified XII (0.90)	491.337	18.47	9,075
Qualified XII (0.95)	48,298.046	18.43	890,133
Qualified XII (1.00)	322,471.343	18.39	5,930,248
Qualified XII (1.05)	12,774.224	18.35	234,407
Qualified XII (1.10)	7,951.611	18.31	145,594
Qualified XII (1.15)	2,723.645	18.27	49,761
Qualified XII (1.20)	1,332.913	18.23	24,299
Qualified XII (1.25)	6,363.936	18.19	115,760
Qualified XII (1.35)	18.774	18.11	340
Qualified XII (1.40)	3,376.591	18.07	61,015
Qualified XII (1.45)	328.841	18.03	5,929
Qualified XII (1.50)	83.102	17.99	1,495
Qualified XVI	7,700.223	17.99	138,527
Qualified XVII	1,247.554	18.19	22,693
Qualified XXIV	6,804.270	18.50	125,879
Qualified XXVII	1,643,534.468	18.22	29,945,198
	2,610,223.849		$ 47,554,360

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® Advisor Mid Cap
Contracts in accumulation period:
ING MAP PLUS NP11	5,351.972	$ 11.41	$ 61,066
ING MAP PLUS NP15	9,886.830	11.39	112,611
ING MAP PLUS NP17	1,723.902	11.38	19,618
ING MAP PLUS NP19	3,041.864	11.37	34,586
ING MAP PLUS NP21	854.753	11.36	9,710
ING MAP PLUS NP22	1,876.652	11.35	21,300
ING MAP PLUS NP23	375.771	11.35	4,265
ING MAP PLUS NP26	887.467	11.33	10,055
ING MAP PLUS NP27	20.036	11.33	227
ING MAP PLUS NP30	24.315	11.31	275
ING MAP PLUS NP7	461.330	11.43	5,273
ING MAP PLUS NP9	12,590.718	11.42	143,786
	37,095.610		$ 422,772

Fidelity® VIP Contrafund®
Currently payable annuity contracts:			$ 1,619,264
Contracts in accumulation period:	-
ING MAP PLUS NP10	4,841.893	$ 11.41	55,246
ING MAP PLUS NP11	8,558.896	11.41	97,657
ING MAP PLUS NP14	14,324.320	11.39	163,154
ING MAP PLUS NP15	75.242	11.39	857
ING MAP PLUS NP17	7,422.671	11.38	84,470
ING MAP PLUS NP19	3,585.400	11.37	40,766
ING MAP PLUS NP21	1,844.894	11.36	20,958
ING MAP PLUS NP22	26,765.639	11.35	303,790
ING MAP PLUS NP26	655.958	11.33	7,432
ING MAP PLUS NP27	35.393	11.33	401
ING MAP PLUS NP29	7,981.714	11.32	90,353
ING MAP PLUS NP30	107.604	11.31	1,217
ING MAP PLUS NP7	2,226.160	11.43	25,445
ING MAP PLUS NP9	26,855.517	11.42	306,690
Qualified V	6,763.062	24.69	166,980
Qualified VI	10,166,479.076	24.90	253,145,329
Qualified VIII	5,661.557	25.05	141,822
Qualified X (1.15)	94,685.982	28.25	2,674,879
Qualified X (1.25)	896,870.408	27.98	25,094,434
Qualified XII (0.05)	113,204.573	26.02	2,945,583
Qualified XII (0.15)	91,278.804	13.21	1,205,793
Qualified XII (0.25)	756,701.032	15.50	11,728,866
Qualified XII (0.30)	202,143.819	15.45	3,123,122
Qualified XII (0.40)	478,760.059	23.81	11,399,277

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund®
(continued)
Qualified XII (0.45)	659,806.737	$ 15.29	$ 10,088,445
Qualified XII (0.55)	241,303.884	15.19	3,665,406
Qualified XII (0.60)	702,963.276	15.14	10,642,864
Qualified XII (0.65)	139,632.604	15.09	2,107,056
Qualified XII (0.70)	855,660.639	15.04	12,869,136
Qualified XII (0.75)	779,689.526	14.99	11,687,546
Qualified XII (0.80)	2,927,046.014	16.43	48,091,366
Qualified XII (0.85)	687,424.806	23.22	15,962,004
Qualified XII (0.90)	102,009.279	15.95	1,627,048
Qualified XII (0.95)	771,059.383	23.02	17,749,787
Qualified XII (1.00)	4,557,462.653	22.92	104,457,044
Qualified XII (1.05)	338,621.779	22.82	7,727,349
Qualified XII (1.10)	198,817.862	22.73	4,519,130
Qualified XII (1.15)	237,826.381	22.63	5,382,011
Qualified XII (1.20)	36,012.472	22.53	811,361
Qualified XII (1.25)	129,477.842	22.43	2,904,188
Qualified XII (1.30)	5,931.602	22.34	132,512
Qualified XII (1.35)	19,628.103	22.24	436,529
Qualified XII (1.40)	48,131.707	22.14	1,065,636
Qualified XII (1.45)	6,547.438	22.05	144,371
Qualified XII (1.50)	20,847.107	21.95	457,594
Qualified XV	36,903.802	25.51	941,416
Qualified XVI	222,008.641	24.42	5,421,451
Qualified XVII	25,722.490	24.90	640,490
Qualified XVIII	30,712.938	27.98	859,348
Qualified XXI	78,803.188	25.72	2,026,818
Qualified XXIV	257,773.113	23.06	5,944,248
Qualified XXV	114,121.982	25.43	2,902,122
Qualified XXVI	17,373.328	25.27	439,024
Qualified XXVII	3,987,862.908	28.47	113,534,457
Qualified XXVIII	1,134,941.060	28.30	32,118,832
Qualified XXXII	46,416.186	11.80	547,711
Qualified XXXIII (0.65)	18,404.935	13.17	242,393
Qualified XXXIV (0.60)	44,362.219	15.14	671,644
	32,399,137.557		$ 743,262,122

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income
Currently payable annuity contracts:			$ 795,418
Contracts in accumulation period:
ING MAP PLUS NP14	8,594.220	$ 10.90	93,677
ING MAP PLUS NP15	249.633	10.90	2,721
ING MAP PLUS NP26	37.638	10.84	408
Qualified V	1,472.325	21.03	30,963
Qualified VI	6,238,986.374	21.43	133,701,478
Qualified VIII	6,687.629	21.34	142,714
Qualified X (1.15)	115,108.819	27.10	3,119,449
Qualified X (1.25)	944,028.870	26.81	25,309,414
Qualified XI	1,412.401	22.66	32,005
Qualified XII (0.05)	63,618.446	22.39	1,424,417
Qualified XII (0.15)	86,882.794	11.74	1,020,004
Qualified XII (0.25)	553,783.936	13.01	7,204,729
Qualified XII (0.30)	207,162.577	12.96	2,684,827
Qualified XII (0.40)	365,386.545	19.62	7,168,884
Qualified XII (0.45)	314,974.357	12.83	4,041,121
Qualified XII (0.55)	162,010.588	12.75	2,065,635
Qualified XII (0.60)	825,794.965	12.71	10,495,854
Qualified XII (0.65)	69,693.291	12.67	883,014
Qualified XII (0.70)	493,970.206	12.62	6,233,904
Qualified XII (0.75)	789,312.718	12.58	9,929,554
Qualified XII (0.80)	1,848,160.673	13.68	25,282,838
Qualified XII (0.85)	707,385.311	19.13	13,532,281
Qualified XII (0.90)	55,599.401	13.37	743,364
Qualified XII (0.95)	568,436.320	18.97	10,783,237
Qualified XII (1.00)	1,606,502.117	18.89	30,346,825
Qualified XII (1.05)	229,307.234	18.80	4,310,976
Qualified XII (1.10)	191,321.474	18.72	3,581,538
Qualified XII (1.15)	110,055.150	18.64	2,051,428
Qualified XII (1.20)	27,999.731	18.56	519,675
Qualified XII (1.25)	109,939.069	18.48	2,031,674
Qualified XII (1.30)	4,707.717	18.40	86,622
Qualified XII (1.35)	11,384.989	18.32	208,573
Qualified XII (1.40)	58,806.908	18.24	1,072,638
Qualified XII (1.45)	5,407.925	18.17	98,262
Qualified XII (1.50)	9,873.411	18.09	178,610
Qualified XV	32,806.515	21.95	720,103
Qualified XVI	184,225.452	21.02	3,872,419
Qualified XVII	13,039.664	21.43	279,440
Qualified XVIII	25,554.457	26.81	685,115
Qualified XXI	41,497.741	22.13	918,345

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income
(continued)
Qualified XXIV	159,398.368	$ 19.00	$ 3,028,569
Qualified XXV	57,825.137	21.88	1,265,214
Qualified XXVI	27,716.192	21.74	602,550
Qualified XXVII	2,369,316.975	22.68	53,736,109
Qualified XXVIII	1,226,563.443	22.54	27,646,740
Qualified XXXII	37,708.564	11.56	435,911
Qualified XXXIV (0.60)	54,204.721	12.71	688,942
	21,023,912.991		$ 405,088,188

Fidelity® VIP Growth
Currently payable annuity contracts:			$ 420,537
Contracts in accumulation period:
ING MAP PLUS NP17	2,107.419	$ 9.84	20,737
ING MAP PLUS NP26	49.081	9.80	481
Qualified V	1,073.396	17.14	18,398
Qualified VI	9,263,905.992	17.19	159,246,544
Qualified VIII	10,663.694	17.38	185,335
Qualified X (1.15)	128,759.603	24.16	3,110,832
Qualified X (1.25)	1,100,525.774	23.90	26,302,566
Qualified XII (0.05)	32,419.098	17.96	582,247
Qualified XII (0.15)	94,933.893	9.53	904,720
Qualified XII (0.25)	658,026.615	11.61	7,639,689
Qualified XII (0.30)	175,324.200	11.57	2,028,501
Qualified XII (0.45)	559,932.809	11.46	6,416,830
Qualified XII (0.55)	241,508.084	11.38	2,748,362
Qualified XII (0.60)	552,845.198	11.35	6,274,793
Qualified XII (0.65)	147,326.349	11.31	1,666,261
Qualified XII (0.70)	813,946.850	11.27	9,173,181
Qualified XII (0.75)	1,072,839.091	11.23	12,047,983
Qualified XII (0.80)	2,136,201.060	12.27	26,211,187
Qualified XII (0.85)	1,247,419.827	16.14	20,133,356
Qualified XII (0.90)	88,223.886	11.89	1,048,982
Qualified XII (0.95)	707,614.250	16.00	11,321,828
Qualified XII (1.00)	2,761,409.165	15.93	43,989,248
Qualified XII (1.05)	395,235.876	15.86	6,268,441
Qualified XII (1.10)	252,036.606	15.79	3,979,658
Qualified XII (1.15)	105,129.198	15.72	1,652,631
Qualified XII (1.20)	49,507.663	15.66	775,290
Qualified XII (1.25)	108,714.240	15.59	1,694,855
Qualified XII (1.30)	20,564.498	15.52	319,161
Qualified XII (1.35)	28,241.554	15.45	436,332
Qualified XII (1.40)	74,235.217	15.39	1,142,480

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth
(continued)
Qualified XII (1.45)	4,572.650	$ 15.32	$ 70,053
Qualified XII (1.50)	18,808.852	15.25	286,835
Qualified XV	38,369.449	17.61	675,686
Qualified XVI	246,400.949	16.86	4,154,320
Qualified XVII	13,943.630	17.19	239,691
Qualified XVIII	42,612.552	23.90	1,018,440
Qualified XXI	110,098.029	17.76	1,955,341
Qualified XXIV	329,860.325	16.03	5,287,661
Qualified XXV	200,572.706	17.55	3,520,051
Qualified XXVI	44,951.434	17.44	783,953
Qualified XXXII	53,573.460	10.55	565,200
Qualified XXXIII (0.65)	3,972.211	9.50	37,736
Qualified XXXIV (0.60)	86,510.132	11.35	981,890
	24,024,966.565		$ 377,338,303

Fidelity® VIP High Income
Currently payable annuity contracts:			$ 92,642
Contracts in accumulation period:
Qualified XXVII	424,740.088	$ 9.03	3,835,403
Qualified XXVIII	142,798.663	8.98	1,282,332
	567,538.751		$ 5,210,377
Fidelity® VIP Asset ManagerSM
Contracts in accumulation period:
Qualified XXVII	1,017,630.719	$ 18.23	$ 18,551,408
Qualified XXVIII	98,070.238	18.11	1,776,052
	1,115,700.957		$ 20,327,460

Fidelity® VIP Index 500
Contracts in accumulation period:
Qualified XXVII	4,392,230.429	$ 23.53	$ 103,349,182
Qualified XXVIII	573,710.265	23.38	13,413,346
	4,965,940.694		$ 116,762,528

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas
Contracts in accumulation period:
Qualified V	242.915	$ 14.75	$ 3,583
Qualified VI	1,258,870.073	14.97	18,845,285
Qualified VIII	795.521	14.96	11,901
Qualified X (1.15)	21,470.686	15.59	334,728
Qualified X (1.25)	148,158.885	15.42	2,284,610
Qualified XII (0.05)	20,316.677	15.65	317,956
Qualified XII (0.15)	6,556.235	12.27	80,445
Qualified XII (0.25)	109,081.091	11.00	1,199,892
Qualified XII (0.30)	39,274.658	10.97	430,843
Qualified XII (0.45)	44,140.423	10.86	479,365
Qualified XII (0.55)	13,036.700	10.79	140,666
Qualified XII (0.60)	66,264.351	12.09	801,136
Qualified XII (0.65)	28,070.336	10.72	300,914
Qualified XII (0.70)	70,857.865	10.68	756,762
Qualified XII (0.75)	45,057.089	10.65	479,858
Qualified XII (0.80)	225,460.624	11.86	2,673,963
Qualified XII (0.85)	78,255.705	14.81	1,158,967
Qualified XII (0.90)	6,521.525	11.80	76,954
Qualified XII (0.95)	91,363.624	14.68	1,341,218
Qualified XII (1.00)	193,880.027	14.62	2,834,526
Qualified XII (1.05)	29,915.728	14.56	435,573
Qualified XII (1.10)	27,191.724	14.50	394,280
Qualified XII (1.15)	26,652.876	14.43	384,601
Qualified XII (1.20)	7,734.795	14.37	111,149
Qualified XII (1.25)	15,875.681	14.31	227,181
Qualified XII (1.30)	5,755.649	14.25	82,018
Qualified XII (1.35)	2,330.655	14.19	33,072
Qualified XII (1.40)	6,899.504	14.12	97,421
Qualified XII (1.45)	1,539.189	14.06	21,641
Qualified XII (1.50)	1,862.428	14.00	26,074
Qualified XV	8,677.510	15.34	133,113
Qualified XVI	33,035.398	14.69	485,290
Qualified XVII	6,644.422	14.97	99,467
Qualified XVIII	4,480.091	15.42	69,083
Qualified XXI	8,503.685	15.47	131,552
Qualified XXIV	47,940.381	14.71	705,203
Qualified XXV	35,156.835	15.29	537,548
Qualified XXVI	2,815.997	15.19	42,775
Qualified XXVII	289,347.059	8.33	2,410,261
Qualified XXXII	2,875.952	11.81	33,965
Qualified XXXIV (0.60)	3,446.815	12.09	41,672
	3,036,357.384		$ 41,056,511

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small-Mid Cap Growth
Contracts in accumulation period:
ING MAP PLUS NP15	137.305	$ 10.91	$ 1,498
ING MAP PLUS NP23	261.637	10.87	2,844
ING MAP PLUS NP29	6,030.074	10.84	65,366
	6,429.016		$ 69,708

Franklin Small Cap Value Securities
Currently payable annuity contracts:			$ 303,235
Contracts in accumulation period:
ING MAP PLUS NP26	17.628	$ 12.14	214
ING MAP PLUS NP30	42.361	12.11	513
NYSUT 457	212,287.753	16.33	3,466,659
Qualified V	86.330	14.63	1,263
Qualified VI	1,190,342.692	14.71	17,509,941
Qualified X (1.15)	34,216.125	14.76	505,030
Qualified X (1.25)	144,474.167	14.71	2,125,215
Qualified XI	1,402.694	15.22	21,349
Qualified XII (0.45)	488.426	15.12	7,385
Qualified XII (0.55)	32,876.576	15.07	495,450
Qualified XII (0.60)	36,672.141	15.04	551,549
Qualified XII (0.65)	21,695.673	15.02	325,869
Qualified XII (0.70)	95,936.491	14.99	1,438,088
Qualified XII (0.75)	20,723.463	14.96	310,023
Qualified XII (0.80)	124,155.957	14.94	1,854,890
Qualified XII (0.85)	164,023.005	14.91	2,445,583
Qualified XII (0.90)	4,281.464	14.89	63,751
Qualified XII (0.95)	113,358.412	14.86	1,684,506
Qualified XII (1.00)	602,591.846	14.84	8,942,463
Qualified XII (1.05)	34,478.258	14.81	510,623
Qualified XII (1.10)	24,913.938	14.78	368,228

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities
(continued)
Qualified XII (1.15)	10,292.141	$ 14.76	$ 151,912
Qualified XII (1.20)	2,443.788	14.73	35,997
Qualified XII (1.25)	24,928.620	14.71	366,700
Qualified XII (1.30)	2,748.569	14.68	40,349
Qualified XII (1.35)	445.157	14.66	6,526
Qualified XII (1.40)	5,835.338	14.63	85,371
Qualified XII (1.45)	2,065.229	14.61	30,173
Qualified XII (1.50)	1,131.687	14.58	16,500
Qualified XV	4,472.678	14.86	66,464
Qualified XVI	22,125.377	14.58	322,588
Qualified XVII	4,340.381	14.71	63,847
Qualified XVIII	7,755.677	14.71	114,086
Qualified XXI	20,825.636	14.94	311,135
Qualified XXIV	72,777.934	14.91	1,085,119
Qualified XXV	26,961.230	14.96	403,340
Qualified XXVI	22,676.092	14.89	337,647
Qualified XXVIII	250,383.143	14.00	3,505,364
Qualified XXXII	2,781.976	12.65	35,192
Qualified XXXIII (0.65)	11,968.058	15.09	180,598
Qualified XXXIV (0.60)	2,744.282	15.04	41,274
	3,358,768.393		$ 50,132,009
The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP11	19,476.753	$ 10.84	$ 211,128
ING MAP PLUS NP14	9,748.336	10.82	105,477
ING MAP PLUS NP15	37,891.035	10.82	409,981
ING MAP PLUS NP16	3,833.210	10.81	41,437
ING MAP PLUS NP17	13,508.789	10.81	146,030
ING MAP PLUS NP19	4,723.704	10.80	51,016
ING MAP PLUS NP21	1,764.041	10.79	19,034
ING MAP PLUS NP22	10,740.167	10.78	115,779
ING MAP PLUS NP23	2,079.592	10.78	22,418
ING MAP PLUS NP26	2,617.194	10.76	28,161
ING MAP PLUS NP29	14,356.465	10.75	154,332
ING MAP PLUS NP30	54.469	10.74	585
ING MAP PLUS NP7	1,384.899	10.86	15,040
	122,178.654		$ 1,320,418

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-4
Contracts in accumulation period:
Qualified V	1,154.209	$ 10.81	$ 12,477
Qualified VI	1,485,898.521	10.82	16,077,422
Qualified XII (0.45)	410.120	10.87	4,458
Qualified XII (0.55)	12,419.320	10.87	134,998
Qualified XII (0.60)	13,838.029	10.86	150,281
Qualified XII (0.65)	4,320.350	10.86	46,919
Qualified XII (0.70)	66,111.234	10.86	717,968
Qualified XII (0.75)	82,378.157	10.85	893,803
Qualified XII (0.80)	1,633,839.262	10.85	17,727,156
Qualified XII (0.85)	128,792.995	10.85	1,397,404
Qualified XII (0.90)	6,068.634	10.84	65,784
Qualified XII (0.95)	65,090.037	10.84	705,576
Qualified XII (1.00)	1,026,654.479	10.83	11,118,668
Qualified XII (1.05)	66,318.375	10.83	718,228
Qualified XII (1.10)	39,555.217	10.83	428,383
Qualified XII (1.15)	9,196.858	10.82	99,510
Qualified XII (1.20)	3,356.008	10.82	36,312
Qualified XII (1.25)	29,614.787	10.82	320,432
Qualified XII (1.30)	546.716	10.81	5,910
Qualified XII (1.35)	54.949	10.81	594
Qualified XII (1.40)	4,306.383	10.81	46,552
Qualified XII (1.45)	983.334	10.80	10,620
Qualified XII (1.50)	476.203	10.80	5,143
Qualified XVI	17,915.463	10.80	193,487
Qualified XVII	9,088.551	10.83	98,429
Qualified XXIV	29,126.840	11.14	324,473
	4,737,515.031		$ 51,340,987

The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP14	1,987.421	$ 11.05	$ 21,961
ING MAP PLUS NP19	1,293.648	11.02	14,256
ING MAP PLUS NP21	1,179.837	11.01	12,990
ING MAP PLUS NP26	365.423	10.99	4,016
ING MAP PLUS NP29	77.849	10.97	854
ING MAP PLUS NP7	2,662.815	11.08	29,504
ING MAP PLUS NP9	2,380.668	11.07	26,354
	9,947.661		$ 109,935

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series H
Contracts in accumulation period:
Qualified VI	596,188.084	$ 10.49	$ 6,254,013
Qualified X (1.15)	44,603.185	10.36	462,089
Qualified X (1.25)	123,131.371	10.36	1,275,641
Qualified XII (0.15)	11,768.281	10.94	128,745
Qualified XII (0.30)	3,361.843	10.85	36,476
Qualified XII (0.50)	330.734	11.03	3,648
Qualified XII (0.80)	2,626.427	10.86	28,523
Qualified XII (0.85)	2,826.994	10.78	30,475
Qualified XII (0.90)	1,482.979	10.81	16,031
Qualified XII (0.95)	5,487.198	10.78	59,152
Qualified XII (1.00)	28,935.721	10.75	311,059
Qualified XII (1.05)	48,866.729	10.73	524,340
Qualified XII (1.10)	16,156.448	10.70	172,874
Qualified XII (1.20)	10,485.822	10.65	111,674
Qualified XII (1.25)	146,404.425	10.62	1,554,815
Qualified XII (1.30)	1,264.022	10.59	13,386
Qualified XII (1.35)	9,442.385	10.57	99,806
Qualified XII (1.40)	5,909.678	10.54	62,288
Qualified XV	500.657	10.65	5,332
Qualified XVI	5,812.270	10.35	60,157
Qualified XVII	3,321.735	10.49	34,845
Qualified XVIII	47,238.803	10.36	489,394
Qualified XXI	1,214.259	10.73	13,029
Qualified XXV	297.032	10.78	3,202
Qualified XXVI	1,931.373	10.71	20,685
Qualified XXVII	153,925.094	10.60	1,631,606
Qualified XXXII	9,518.164	10.02	95,372
	1,283,031.713		$ 13,498,657

ING GET Fund - Series I
Contracts in accumulation period:
Qualified X (1.15)	376.540	$ 10.23	$ 3,852
Qualified X (1.25)	69,911.535	10.23	715,195
Qualified XVIII	2,524.242	10.23	25,823
Qualified XXXII	2,548.896	9.96	25,387
	75,361.213		$ 770,257

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series J
Contracts in accumulation period:
Qualified X (1.25)	23,675.371	$ 10.11	$ 239,358
Qualified XVIII	6,626.410	10.11	66,993
Qualified XXXII	4,504.020	9.95	44,815
	34,805.801		$ 351,166

ING GET Fund - Series K
Contracts in accumulation period:
Qualified X (1.25)	5,403.363	$ 10.11	$ 54,628
Qualified XXVII	122,897.966	10.32	1,268,307
Qualified XXXII	2,636.061	9.90	26,097
	130,937.390		$ 1,349,032

ING GET Fund - Series L
Contracts in accumulation period:
Qualified XXVII	67,762.512	$ 10.27	$ 695,921
	67,762.512		$ 695,921

ING GET Fund - Series Q
Contracts in accumulation period:
Qualified XXVII	364,133.775	$ 10.57	$ 3,848,894
	364,133.775		$ 3,848,894

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series S
Contracts in accumulation period:
Qualified VI	834,098.680	$ 10.61	$ 8,849,787
Qualified X (1.15)	35,466.635	10.61	376,301
Qualified X (1.25)	158,296.324	10.61	1,679,524
Qualified XII (0.15)	5,819.560	10.89	63,375
Qualified XII (0.50)	78,122.426	10.88	849,972
Qualified XII (0.80)	5,126.204	10.80	55,363
Qualified XII (0.85)	7,952.734	10.79	85,810
Qualified XII (0.85)	8,175.903	10.79	88,218
Qualified XII (0.95)	11,736.245	10.76	126,282
Qualified XII (1.00)	49,275.512	10.74	529,219
Qualified XII (1.05)	290,384.716	10.73	3,115,828
Qualified XII (1.10)	65,559.944	10.71	702,147
Qualified XII (1.20)	8,208.520	10.68	87,667
Qualified XII (1.25)	326,573.571	10.67	3,484,540
Qualified XII (1.30)	380.113	10.66	4,052
Qualified XII (1.35)	8,832.707	10.64	93,980
Qualified XII (1.40)	34,019.567	10.63	361,628
Qualified XII (1.50)	526.981	10.60	5,586
Qualified XII (1.55)	615.392	10.59	6,517
Qualified XII (1.65)	127.746	10.56	1,349
Qualified XV	390.926	10.69	4,179
Qualified XVI	11,953.701	10.54	125,992
Qualified XVII	8,895.574	10.62	94,471
Qualified XVIII	15,651.978	10.62	166,224
Qualified XXI	174.371	10.73	1,871
Qualified XXIV	2,544.310	10.72	27,275
Qualified XXV	559.963	10.79	6,042
Qualified XXVII	276,332.303	10.68	2,951,229
Qualified XXXII	1,379.863	10.18	14,047
	2,247,182.469		$ 23,958,475

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced
Currently payable annuity contracts:			$ 27,818,977
Contracts in accumulation period:
Qualified I	29,769.099	$ 33.72	1,003,814
Qualified V	554.958	25.11	13,935
Qualified VI	11,915,420.991	25.44	303,128,310
Qualified VII	165,157.306	24.57	4,057,915
Qualified VIII	3,937.103	23.61	92,955
Qualified IX	1,699.264	24.46	41,564
Qualified X (1.15)	178,408.667	25.73	4,590,455
Qualified X (1.25)	2,436,695.794	25.44	61,989,541
Qualified XII (0.00)	81,056.849	11.68	946,744
Qualified XII (0.05)	108,461.752	26.59	2,883,998
Qualified XII (0.25)	1,049,384.036	13.28	13,935,820
Qualified XII (0.30)	389,944.487	13.24	5,162,865
Qualified XII (0.40)	174,003.388	18.89	3,286,924
Qualified XII (0.45)	113,110.297	13.11	1,482,876
Qualified XII (0.55)	166,906.451	13.02	2,173,122
Qualified XII (0.60)	839,644.453	12.98	10,898,585
Qualified XII (0.65)	82,473.030	12.94	1,067,201
Qualified XII (0.70)	958,541.350	12.89	12,355,598
Qualified XII (0.75)	822,427.082	12.85	10,568,188
Qualified XII (0.80)	2,530,872.202	13.67	34,597,023
Qualified XII (0.85)	1,211,756.213	18.43	22,332,667
Qualified XII (0.90)	30,371.439	13.34	405,155
Qualified XII (0.95)	349,405.364	18.27	6,383,636
Qualified XII (1.00)	3,044,880.209	18.19	55,386,371
Qualified XII (1.05)	219,419.602	18.11	3,973,689
Qualified XII (1.10)	266,424.015	18.03	4,803,625
Qualified XII (1.15)	156,015.655	17.95	2,800,481
Qualified XII (1.20)	34,210.403	17.88	611,682
Qualified XII (1.25)	97,061.348	17.80	1,727,692
Qualified XII (1.30)	2,785.497	17.72	49,359
Qualified XII (1.35)	4,330.538	17.65	76,434
Qualified XII (1.40)	27,060.387	17.57	475,451
Qualified XII (1.45)	1,709.028	17.50	29,908
Qualified XII (1.50)	2,449.139	17.42	42,664
Qualified XV	56,053.339	26.06	1,460,750

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced (continued)
Qualified XVI	270,501.844	$ 24.95	$ 6,749,021
Qualified XVII	182,701.812	25.93	4,737,458
Qualified XVIII	290,470.228	25.93	7,531,893
Qualified XIX	13,512.282	34.36	464,282
Qualified XX	50,974.559	34.04	1,735,174
Qualified XXI	81,456.888	26.28	2,140,687
Qualified XXIV	329,121.202	18.30	6,022,918
Qualified XXV	198,331.357	26.15	5,186,365
Qualified XXVI	20,568.514	25.98	534,370
Qualified XXVII	1,212,176.007	33.76	40,923,062
Qualified XXVIII	126,464.171	33.66	4,256,784
Qualified XXIX	776.175	33.41	25,932
Qualified XXX	90,351.225	33.07	2,987,915
Qualified XXXII	497,214.570	11.05	5,494,221
Qualified XXXIII (0.65)	776.375	11.64	9,037
Qualified XXXIV (0.60)	53,349.923	12.98	692,482
	30,971,147.867		$ 692,147,575

ING VP Emerging Markets
Contracts in accumulation period:
Qualified XXVII	716,974.433	$ 10.13	$ 7,262,951
Qualified XXVIII	321,431.089	10.10	3,246,454
	1,038,405.522		$ 10,509,405

ING VP Intermediate Bond
Currently payable annuity contracts:			$ 5,741,761
Contracts in accumulation period:
ING MAP PLUS NP11	1,029.155	$ 10.29	10,590
ING MAP PLUS NP15	8,232.717	10.27	84,550
ING MAP PLUS NP17	1,500.000	10.26	15,390
ING MAP PLUS NP27	41.096	10.22	420
ING MAP PLUS NP29	2,018.217	10.21	20,606
ING MAP PLUS NP7	3,382.347	10.31	34,872
Qualified I	8,904.915	73.85	657,628
Qualified V	331.450	18.76	6,218
Qualified VI	8,524,984.533	18.75	159,843,460
Qualified VII	103,209.190	17.41	1,796,872
Qualified VIII	12,736.580	17.25	219,706

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Intermediate Bond (continued)
Qualified IX	644.710	$ 17.96	$ 11,579
Qualified X (1.15)	154,322.837	18.96	2,925,961
Qualified X (1.25)	1,303,622.986	18.75	24,442,931
Qualified XII (0.00)	83,757.412	12.21	1,022,678
Qualified XII (0.05)	43,381.317	19.59	849,840
Qualified XII (0.25)	351,224.343	14.83	5,208,657
Qualified XII (0.30)	201,253.518	14.78	2,974,527
Qualified XII (0.45)	172,293.921	14.64	2,522,383
Qualified XII (0.55)	80,640.027	14.54	1,172,506
Qualified XII (0.60)	389,306.142	14.49	5,641,046
Qualified XII (0.65)	139,709.412	14.45	2,018,801
Qualified XII (0.70)	536,524.722	14.40	7,725,956
Qualified XII (0.75)	563,725.296	14.35	8,089,458
Qualified XII (0.80)	1,137,508.270	14.51	16,505,245
Qualified XII (0.85)	1,003,279.379	16.44	16,493,913
Qualified XII (0.90)	35,058.350	14.43	505,892
Qualified XII (0.95)	526,518.895	16.30	8,582,258
Qualified XII (1.00)	2,467,063.894	16.23	40,040,447
Qualified XII (1.05)	259,919.740	16.16	4,200,303
Qualified XII (1.10)	147,950.590	16.09	2,380,525
Qualified XII (1.15)	65,146.005	16.02	1,043,639
Qualified XII (1.20)	48,087.712	15.95	766,999
Qualified XII (1.25)	63,862.909	15.88	1,014,143
Qualified XII (1.30)	8,586.401	15.81	135,751
Qualified XII (1.35)	11,955.273	15.74	188,176
Qualified XII (1.40)	36,295.086	15.67	568,744
Qualified XII (1.45)	5,026.457	15.61	78,463
Qualified XII (1.50)	8,668.919	15.54	134,715
Qualified XV	20,001.667	19.20	384,032
Qualified XVI	182,277.923	18.39	3,352,091
Qualified XVII	202,445.358	18.96	3,838,364
Qualified XVIII	331,474.420	18.96	6,284,755
Qualified XIX	2,028.246	74.70	151,510
Qualified XX	9,414.064	73.52	692,122
Qualified XXI	29,874.600	19.37	578,671
Qualified XXIV	178,080.883	16.32	2,906,280
Qualified XXV	93,173.586	19.27	1,795,455
Qualified XXVI	31,228.407	19.15	598,024
Qualified XXVII	623,552.661	73.47	45,812,414
Qualified XXVIII	167,294.675	73.24	12,252,662
Qualified XXIX	1,321.984	72.69	96,095
Qualified XXX	18,456.351	71.96	1,328,119
Qualified XXXII	135,976.323	10.39	1,412,794
Qualified XXXIII (0.65)	957.401	12.16	11,642
Qualified XXXIV (0.60)	39,466.252	14.49	571,866
	20,578,729.524		$ 407,744,505

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Money Market
Currently payable annuity contracts:			$ 589,297
Contracts in accumulation period:
Qualified I	4,406.374	$ 48.79	214,987
Qualified V	5,685.965	13.68	77,784
Qualified VI	4,663,196.115	13.90	64,818,426
Qualified VII	140,462.338	13.86	1,946,808
Qualified VIII	3,497.459	13.38	46,796
Qualified IX	1,133.143	14.00	15,864
Qualified X (1.15)	122,425.818	14.06	1,721,307
Qualified X (1.25)	1,060,820.000	13.90	14,745,398
Qualified XII (0.00)	14,919.981	10.41	155,317
Qualified XII (0.05)	28,735.926	14.53	417,533
Qualified XII (0.25)	405,782.502	12.23	4,962,720
Qualified XII (0.30)	145,180.558	12.19	1,769,751
Qualified XII (0.45)	99,433.057	12.07	1,200,157
Qualified XII (0.55)	161,940.033	11.99	1,941,661
Qualified XII (0.60)	89,012.803	11.95	1,063,703
Qualified XII (0.65)	127,471.369	11.91	1,518,184
Qualified XII (0.70)	729,217.677	11.88	8,663,106
Qualified XII (0.75)	629,605.321	11.84	7,454,527
Qualified XII (0.80)	1,281,038.410	11.95	15,308,409
Qualified XII (0.85)	556,901.631	12.87	7,167,324
Qualified XII (0.90)	26,477.702	11.84	313,496
Qualified XII (0.95)	410,423.433	12.76	5,237,003
Qualified XII (1.00)	1,795,249.370	12.70	22,799,667
Qualified XII (1.05)	265,396.363	12.65	3,357,264
Qualified XII (1.10)	206,605.084	12.59	2,601,158
Qualified XII (1.15)	103,758.852	12.54	1,301,136
Qualified XII (1.20)	48,216.266	12.48	601,739
Qualified XII (1.25)	130,565.406	12.43	1,622,928
Qualified XII (1.30)	20,306.786	12.38	251,398
Qualified XII (1.35)	19,620.373	12.32	241,723
Qualified XII (1.40)	45,730.317	12.27	561,111
Qualified XII (1.45)	8,447.545	12.22	103,229
Qualified XII (1.50)	11,323.766	12.16	137,697
Qualified XV	5,127.669	14.24	73,018
Qualified XVI	114,605.499	13.64	1,563,219
Qualified XVII	206,474.892	13.90	2,870,001
Qualified XVIII	355,704.748	13.90	4,944,296
Qualified XIX	1,744.661	48.79	85,122
Qualified XX	17,746.931	47.90	850,078
Qualified XXI	32,436.978	14.36	465,795

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Money Market (continued)
Qualified XXIV	139,078.326	$ 12.78	$ 1,777,421
Qualified XXV	49,009.027	14.29	700,339
Qualified XXVI	39,609.719	14.20	562,458
Qualified XXVII	384,114.659	50.07	19,232,621
Qualified XXVIII	162,901.873	49.11	8,000,111
Qualified XXIX	1,059.750	47.90	50,762
Qualified XXX	5,702.721	47.41	270,366
Qualified XXXII	43,671.743	9.98	435,844
Qualified XXXIII (0.65)	1,243.726	10.36	12,885
Qualified XXXIV (0.60)	10,830.209	11.95	129,421
	14,934,050.874		$ 216,952,365

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Natural Resources
Contracts in accumulation period:
Qualified V	13.242	$ 19.03	$ 252
Qualified VI	409,377.712	18.71	7,659,457
Qualified VIII	1,078.470	16.21	17,482
Qualified XII (0.05)	854.936	19.55	16,714
Qualified XII (0.15)	2,849.930	14.36	40,925
Qualified XII (0.25)	43,485.197	12.43	540,521
Qualified XII (0.45)	9,203.667	12.27	112,929
Qualified XII (0.55)	4,652.174	12.19	56,710
Qualified XII (0.60)	23,480.990	14.15	332,256
Qualified XII (0.65)	138.398	12.11	1,676
Qualified XII (0.70)	57,544.159	12.07	694,558
Qualified XII (0.75)	28,002.078	12.03	336,865
Qualified XII (0.80)	118,516.095	13.11	1,553,746
Qualified XII (0.85)	39,847.129	14.98	596,910
Qualified XII (0.90)	1,051.573	13.03	13,702
Qualified XII (0.95)	20,992.727	14.85	311,742
Qualified XII (1.00)	99,144.557	14.79	1,466,348
Qualified XII (1.05)	9,988.926	14.72	147,037
Qualified XII (1.10)	9,792.565	14.66	143,559
Qualified XII (1.15)	4,217.946	14.60	61,582
Qualified XII (1.20)	378.114	14.53	5,494
Qualified XII (1.25)	1,532.343	14.47	22,173
Qualified XII (1.30)	537.335	14.41	7,743
Qualified XII (1.35)	152.822	14.35	2,193
Qualified XII (1.40)	1,128.481	14.29	16,126
Qualified XII (1.45)	17.862	14.22	254
Qualified XV	5,379.437	19.16	103,070
Qualified XVI	6,012.861	18.35	110,336
Qualified XVII	1,132.710	18.71	21,193
Qualified XXI	1,589.654	19.33	30,728
Qualified XXIV	12,758.132	14.88	189,841
Qualified XXV	4,019.604	19.18	77,096
Qualified XXVI	617.325	18.99	11,723
Qualified XXVII	274,150.285	17.52	4,803,113
Qualified XXVIII	72,781.282	17.47	1,271,489
Qualified XXXIV (0.60)	847.915	14.15	11,998
	1,267,268.633		$ 20,789,541

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Julius Baer Foreign
Contracts in accumulation period:
Qualified VI	76,582.192	$ 11.68	$ 894,480
Qualified X (1.25)	2,771.476	12.13	33,618
Qualified XII (0.70)	1,272.635	11.73	14,928
Qualified XII (0.80)	543.516	11.72	6,370
Qualified XII (0.85)	3,998.207	11.71	46,819
Qualified XII (0.95)	6,606.405	11.71	77,361
Qualified XII (1.00)	25,373.334	11.70	296,868
Qualified XII (1.05)	1,199.145	11.70	14,030
Qualified XII (1.10)	980.838	11.69	11,466
Qualified XII (1.15)	520.958	11.69	6,090
Qualified XII (1.25)	529.195	11.68	6,181
Qualified XII (1.40)	16.795	11.67	196
Qualified XII (1.50)	401.973	11.66	4,687
Qualified XVI	737.907	11.66	8,604
Qualified XXIV	512.714	12.27	6,291
	122,047.290		$ 1,427,989

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return
Contracts in accumulation period:
ING MAP PLUS NP15	45.572	$ 10.84	$ 494
Qualified V	230.259	12.36	2,846
Qualified VI	1,155,822.696	12.91	14,921,671
Qualified X (1.25)	6,617.834	10.99	72,730
Qualified XII (0.55)	16,879.925	13.30	224,503
Qualified XII (0.60)	11,788.036	13.29	156,663
Qualified XII (0.65)	4,965.060	13.28	65,936
Qualified XII (0.70)	30,503.542	13.27	404,782
Qualified XII (0.75)	6,295.928	13.26	83,484
Qualified XII (0.80)	130,323.432	13.23	1,724,179
Qualified XII (0.85)	24,847.728	13.20	327,990
Qualified XII (0.90)	1,006.894	13.20	13,291
Qualified XII (0.95)	72,199.469	13.18	951,589
Qualified XII (1.00)	570,444.799	13.17	7,512,758
Qualified XII (1.05)	19,754.408	13.16	259,968
Qualified XII (1.10)	61,817.871	13.15	812,905
Qualified XII (1.15)	17,416.439	13.14	228,852
Qualified XII (1.20)	2,098.934	13.13	27,559
Qualified XII (1.25)	31,170.960	13.12	408,963
Qualified XII (1.30)	1,367.506	13.11	17,928
Qualified XII (1.35)	778.550	13.10	10,199
Qualified XII (1.40)	13,580.596	13.09	177,770
Qualified XII (1.45)	1,515.749	13.08	19,826
Qualified XII (1.50)	1,031.752	13.07	13,485
Qualified XV	560.723	12.45	6,981
Qualified XVI	15,704.125	12.85	201,798
Qualified XVII	9,261.663	12.39	114,752
Qualified XXI	802.724	12.48	10,018
Qualified XXIV	16,526.543	12.47	206,086
Qualified XXV	8,552.922	12.49	106,826
Qualified XXVI	1,126.966	12.46	14,042
Qualified XXXIV (0.60)	1,393.830	13.29	18,524
	2,236,433.435		$ 29,119,398

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income
Contracts in accumulation period:
ING MAP PLUS NP11	1,790.553	$ 11.22	$ 20,090
ING MAP PLUS NP29	10,077.987	11.13	112,168
ING MAP PLUS NP30	122.013	11.13	1,358
ING MAP PLUS NP9	1,884.149	11.23	21,159
Qualified V	4,057.184	13.78	55,908
Qualified VI	548,366.576	14.69	8,055,505
Qualified VIII	341.275	13.81	4,713
Qualified X (1.25)	2,212.875	11.34	25,094
Qualified XII (0.55)	6,154.808	14.87	91,522
Qualified XII (0.60)	3,666.420	14.86	54,483
Qualified XII (0.65)	5,454.680	14.85	81,002
Qualified XII (0.70)	28,421.631	14.84	421,777
Qualified XII (0.75)	5,925.759	14.83	87,879
Qualified XII (0.80)	34,585.125	14.79	511,514
Qualified XII (0.85)	49,270.664	14.76	727,235
Qualified XII (0.90)	733.852	14.77	10,839
Qualified XII (0.95)	47,173.202	14.74	695,333
Qualified XII (1.00)	1,217,761.643	14.73	17,937,629
Qualified XII (1.05)	12,972.691	14.72	190,958
Qualified XII (1.10)	14,048.504	14.70	206,513
Qualified XII (1.15)	8,439.074	14.69	123,970
Qualified XII (1.20)	370.504	14.68	5,439
Qualified XII (1.25)	5,534.220	14.67	81,187
Qualified XII (1.35)	78.088	14.65	1,144
Qualified XII (1.40)	5,057.582	14.64	74,043
Qualified XII (1.45)	23.992	14.63	351
Qualified XII (1.50)	206.224	14.62	3,015
Qualified XV	1,687.608	13.88	23,424
Qualified XVI	8,750.102	14.63	128,014
Qualified XVII	10,505.720	13.81	145,084
Qualified XXI	1,827.227	13.92	25,435
Qualified XXIV	2,485.827	13.90	34,553
Qualified XXV	8,540.703	13.93	118,972
Qualified XXVI	2,336.285	13.89	32,451
Qualified XXXIV (0.60)	883.378	14.86	13,127
	2,051,748.125		$ 30,122,888

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Aeltus Enhanced Index
Contracts in accumulation period:
Qualified VI	97,566.115	$ 8.47	$ 826,385
Qualified X (1.15)	2,586.103	11.01	28,473
Qualified X (1.25)	5,884.372	10.43	61,374
Qualified XII (0.60)	1,766.359	8.65	15,279
Qualified XII (0.65)	585.399	8.63	5,052
Qualified XII (0.70)	197.680	8.62	1,704
Qualified XII (0.75)	19.047	8.61	164
Qualified XII (0.80)	13,763.679	8.59	118,230
Qualified XII (0.85)	892.658	8.58	7,659
Qualified XII (0.90)	34.889	8.57	299
Qualified XII (0.95)	5,687.251	8.55	48,626
Qualified XII (1.00)	31,147.658	8.54	266,001
Qualified XII (1.05)	3,990.973	8.53	34,043
Qualified XII (1.10)	5,466.628	8.51	46,521
Qualified XII (1.15)	80.942	8.50	688
Qualified XII (1.20)	884.335	8.49	7,508
Qualified XII (1.25)	1,349.823	8.47	11,433
Qualified XII (1.30)	269.977	8.46	2,284
Qualified XII (1.35)	2,380.474	8.45	20,115
Qualified XII (1.40)	876.038	8.43	7,385
Qualified XII (1.50)	91.558	8.41	770
Qualified XVI	347.562	8.41	2,923
Qualified XVII	793.034	8.47	6,717
Qualified XXI	12.107	8.59	104
Qualified XXIV	844.988	8.58	7,250
Qualified XXV	1,050.987	8.61	9,049
	178,570.636		$ 1,536,036

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Select
Contracts in accumulation period:
Qualified VI	109,784.288	$ 8.91	$ 978,178
Qualified X (1.15)	2,227.537	9.95	22,164
Qualified X (1.25)	17,368.511	9.40	163,264
Qualified XII (0.55)	3,224.589	9.11	29,376
Qualified XII (0.60)	4,051.318	9.10	36,867
Qualified XII (0.65)	2,913.766	9.08	26,457
Qualified XII (0.70)	9,089.636	9.07	82,443
Qualified XII (0.75)	852.596	9.05	7,716
Qualified XII (0.80)	7,263.164	9.04	65,659
Qualified XII (0.85)	8,849.280	9.03	79,909
Qualified XII (0.90)	44.507	9.01	401
Qualified XII (0.95)	9,414.667	9.00	84,732
Qualified XII (1.00)	31,058.686	8.98	278,907
Qualified XII (1.05)	4,575.251	8.97	41,040
Qualified XII (1.10)	1,750.838	8.95	15,670
Qualified XII (1.15)	1,982.886	8.94	17,727
Qualified XII (1.20)	453.415	8.93	4,049
Qualified XII (1.25)	4,812.570	8.91	42,880
Qualified XII (1.35)	191.554	8.88	1,701
Qualified XII (1.40)	677.903	8.87	6,013
Qualified XII (1.45)	23.024	8.86	204
Qualified XII (1.50)	166.515	8.84	1,472
Qualified XV	786.778	9.00	7,081
Qualified XVI	2,689.140	8.84	23,772
Qualified XXI	2,195.244	9.04	19,845
Qualified XXIV	1,850.776	9.02	16,694
Qualified XXV	840.773	9.05	7,609
Qualified XXVI	108.658	9.01	979
Qualified XXXIII (0.40)	777.149	9.19	7,142
Qualified XXXIV (0.60)	22.198	9.10	202
	230,047.217		$ 2,070,153

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small Cap Value
Currently payable annuity contracts:			$ 41,331
Contracts in accumulation period:
ING MAP PLUS NP29	4,406.100	$ 11.64	51,287
ING MAP PLUS NP9	4,741.397	11.74	55,664
Qualified V	5,191.085	12.90	66,965
Qualified VI	546,581.327	12.96	7,083,694
Qualified X (1.15)	20,704.696	12.99	268,954
Qualified X (1.25)	67,909.027	12.96	880,101
Qualified XII (0.05)	15,868.353	13.24	210,097
Qualified XII (0.30)	17,095.410	13.29	227,198
Qualified XII (0.45)	831.420	13.24	11,008
Qualified XII (0.55)	2,258.895	13.21	29,840
Qualified XII (0.60)	4,112.586	13.19	54,245
Qualified XII (0.65)	3,960.288	13.17	52,157
Qualified XII (0.70)	25,834.525	13.15	339,724
Qualified XII (0.75)	3,892.536	13.13	51,109
Qualified XII (0.80)	48,531.631	13.12	636,735
Qualified XII (0.85)	45,338.932	13.10	593,940
Qualified XII (0.90)	2,817.049	13.08	36,847
Qualified XII (0.95)	35,544.793	13.06	464,215
Qualified XII (1.00)	1,020,331.571	13.05	13,315,327
Qualified XII (1.05)	7,977.820	13.03	103,951
Qualified XII (1.10)	8,794.005	13.01	114,410
Qualified XII (1.15)	7,598.999	12.99	98,711
Qualified XII (1.20)	570.955	12.98	7,411
Qualified XII (1.25)	6,473.611	12.96	83,898
Qualified XII (1.35)	1,120.573	12.93	14,489
Qualified XII (1.40)	6,038.497	12.91	77,957
Qualified XII (1.45)	209.930	12.89	2,706
Qualified XII (1.50)	45.843	12.87	590
Qualified XV	615.544	13.06	8,039
Qualified XVI	14,510.334	12.87	186,748
Qualified XVII	4,014.892	12.96	52,033
Qualified XVIII	1,526.130	13.05	19,916
Qualified XXI	3,944.131	13.12	51,747
Qualified XXIV	10,577.634	13.10	138,567
Qualified XXV	7,022.696	13.13	92,208
Qualified XXVI	946.942	13.08	12,386
Qualified XXXII	681.693	12.29	8,378
Qualified XXXIV (0.60)	2,423.957	13.19	31,972
	1,961,045.807		$ 25,576,555

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth
Currently payable annuity contracts:			$ 112,360
Contracts in accumulation period:
ING MAP PLUS NP15	1,247.947	$ 12.18	15,200
ING MAP PLUS NP29	3,653.179	12.11	44,240
ING MAP PLUS NP30	19.835	12.10	240
NYSUT 457	391,073.046	16.51	6,456,616
Qualified V	4,785.417	14.40	68,910
Qualified VI	1,308,858.535	14.47	18,939,183
Qualified X (1.15)	13,196.485	14.51	191,481
Qualified X (1.25)	94,897.167	14.47	1,373,162
Qualified XII (0.05)	19,456.157	14.78	287,562
Qualified XII (0.30)	16,321.361	14.84	242,209
Qualified XII (0.45)	8.187	14.78	121
Qualified XII (0.55)	5,640.095	14.74	83,135
Qualified XII (0.60)	16,443.682	14.72	242,051
Qualified XII (0.65)	17,254.354	14.70	253,639
Qualified XII (0.70)	20,156.130	14.68	295,892
Qualified XII (0.75)	11,692.701	14.66	171,415
Qualified XII (0.80)	379,717.008	14.64	5,559,057
Qualified XII (0.85)	36,449.727	14.62	532,895
Qualified XII (0.90)	3,585.890	14.60	52,354
Qualified XII (0.95)	56,330.384	14.58	821,297
Qualified XII (1.00)	1,200,899.657	14.56	17,485,099
Qualified XII (1.05)	12,763.549	14.54	185,582
Qualified XII (1.10)	15,391.942	14.52	223,491
Qualified XII (1.15)	16,630.531	14.51	241,309
Qualified XII (1.20)	1,809.455	14.49	26,219
Qualified XII (1.25)	15,183.552	14.47	219,706
Qualified XII (1.30)	1,536.817	14.45	22,207
Qualified XII (1.35)	6,600.000	14.43	95,238
Qualified XII (1.40)	4,658.987	14.41	67,136
Qualified XII (1.45)	1,716.539	14.39	24,701
Qualified XII (1.50)	1,075.018	14.37	15,448
Qualified XV	2,375.994	14.58	34,642
Qualified XVI	28,781.907	14.37	413,596
Qualified XVII	2,516.586	14.47	36,415
Qualified XVIII	723.352	14.56	10,532
Qualified XXI	15,657.855	14.64	229,231
Qualified XXIV	189,904.378	14.62	2,776,402
Qualified XXV	15,872.442	14.66	232,690
Qualified XXVI	8,430.548	14.60	123,086
Qualified XXXII	1,146.404	12.93	14,823
Qualified XXXIII (0.40)	3,429.986	14.84	50,901
Qualified XXXIV (0.60)	3,080.775	14.72	45,349
	3,950,973.561		$ 58,316,822

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Goldman Sachs® Capital Growth
Contracts in accumulation period:
Qualified VI	47,392.891	$ 10.83	$ 513,265
Qualified X (1.15)	3,504.258	10.57	37,040
Qualified X (1.25)	16,860.542	9.96	167,931
Qualified XII (0.60)	5,979.294	11.06	66,131
Qualified XII (0.65)	1,440.671	11.04	15,905
Qualified XII (0.70)	10,311.978	11.02	113,638
Qualified XII (0.75)	502.272	11.00	5,525
Qualified XII (0.80)	9,063.785	10.99	99,611
Qualified XII (0.85)	4,079.945	10.97	44,757
Qualified XII (0.90)	3,065.479	10.95	33,567
Qualified XII (0.95)	2,307.686	10.93	25,223
Qualified XII (1.00)	13,111.996	10.92	143,183
Qualified XII (1.05)	473.395	10.90	5,160
Qualified XII (1.10)	4,113.419	10.88	44,754
Qualified XII (1.15)	517.939	10.87	5,630
Qualified XII (1.20)	61.475	10.85	667
Qualified XII (1.25)	1,405.540	10.83	15,222
Qualified XII (1.35)	746.945	10.80	8,067
Qualified XII (1.40)	840.353	10.78	9,059
Qualified XII (1.45)	735.966	10.76	7,919
Qualified XII (1.50)	774.418	10.75	8,325
Qualified XV	686.825	10.93	7,507
Qualified XVI	1,521.581	10.75	16,357
Qualified XXI	2,245.314	10.99	24,676
Qualified XXIV	2,791.515	10.96	30,595
Qualified XXV	3,494.000	11.00	38,434
Qualified XXXIV (0.60)	170.615	11.06	1,887
	138,200.097		$ 1,490,035

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan International
Currently payable annuity contracts:			$ 168,658
Contracts in accumulation period:
Qualified V	206.729	$ 21.25	4,393
Qualified VI	1,943,759.127	21.75	42,276,761
Qualified VIII	15,393.282	18.31	281,851
Qualified X (1.15)	40,527.922	21.99	891,209
Qualified X (1.25)	249,911.632	21.75	5,435,578
Qualified XII (0.05)	30,799.516	22.73	700,073
Qualified XII (0.15)	26,559.929	11.33	300,924
Qualified XII (0.25)	265,488.800	11.34	3,010,643
Qualified XII (0.30)	173,693.186	11.30	1,962,733
Qualified XII (0.45)	52,044.057	11.19	582,373
Qualified XII (0.55)	45,278.328	11.12	503,495
Qualified XII (0.60)	219,100.986	11.16	2,445,167
Qualified XII (0.65)	16,469.293	11.04	181,821
Qualified XII (0.70)	307,015.531	11.01	3,380,241
Qualified XII (0.75)	257,685.779	10.97	2,826,813
Qualified XII (0.80)	364,379.514	12.35	4,500,087
Qualified XII (0.85)	448,991.842	15.20	6,824,676
Qualified XII (0.90)	15,140.049	12.26	185,617
Qualified XII (0.95)	160,284.727	15.06	2,413,888
Qualified XII (1.00)	1,046,819.133	15.00	15,702,287
Qualified XII (1.05)	94,588.152	14.94	1,413,147
Qualified XII (1.10)	39,743.309	14.87	590,983
Qualified XII (1.15)	38,421.337	14.81	569,020
Qualified XII (1.20)	8,361.262	14.74	123,245
Qualified XII (1.25)	14,206.676	14.68	208,554
Qualified XII (1.30)	476.197	14.62	6,962
Qualified XII (1.35)	2,111.409	14.55	30,721
Qualified XII (1.40)	7,761.353	14.49	112,462
Qualified XII (1.45)	1,183.992	14.43	17,085
Qualified XII (1.50)	3,060.890	14.37	43,985
Qualified XV	24,859.919	22.28	553,879
Qualified XVI	44,164.323	21.33	942,025
Qualified XVII	747.356	21.75	16,255
Qualified XVIII	5,214.713	21.75	113,420
Qualified XXI	25,220.294	22.47	566,700
Qualified XXIV	41,210.934	15.09	621,873
Qualified XXV	11,250.720	22.22	249,991
Qualified XXVI	1,545.220	22.07	34,103
Qualified XXVII	1,495,567.932	22.92	34,278,417
Qualified XXVIII	132,364.551	22.85	3,024,530
Qualified XXXII	32,166.586	12.36	397,579
Qualified XXXIII (0.65)	1,296.369	11.29	14,636
Qualified XXXIV (0.60)	3,836.111	11.16	42,811
	7,708,908.967		$ 138,551,671

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value
Currently payable annuity contracts:			$ 48,594
Contracts in accumulation period:
ING MAP PLUS NP14	2,000.086	$ 11.71	23,421
Qualified VI	500,885.022	14.02	7,022,408
Qualified X (1.15)	9,837.980	14.06	138,322
Qualified X (1.25)	103,004.850	14.02	1,444,128
Qualified XII (0.05)	17,020.796	14.33	243,908
Qualified XII (0.45)	3,407.606	14.33	48,831
Qualified XII (0.55)	706.858	14.29	10,101
Qualified XII (0.60)	6,377.856	14.27	91,012
Qualified XII (0.65)	2,589.824	14.25	36,905
Qualified XII (0.70)	38,818.552	14.23	552,388
Qualified XII (0.75)	7,011.049	14.21	99,627
Qualified XII (0.80)	8,974.419	14.19	127,347
Qualified XII (0.85)	35,354.161	14.18	501,322
Qualified XII (0.90)	1,650.918	14.16	23,377
Qualified XII (0.95)	34,195.615	14.14	483,526
Qualified XII (1.00)	157,368.413	14.12	2,222,042
Qualified XII (1.05)	15,657.589	14.10	220,772
Qualified XII (1.10)	6,863.210	14.08	96,634
Qualified XII (1.15)	2,497.155	14.06	35,110
Qualified XII (1.20)	346.439	14.04	4,864
Qualified XII (1.25)	6,702.211	14.02	93,965
Qualified XII (1.35)	4,854.038	13.99	67,908
Qualified XII (1.40)	2,995.776	13.97	41,851
Qualified XII (1.45)	117.420	13.95	1,638
Qualified XII (1.50)	1,296.913	13.93	18,066
Qualified XV	702.900	14.14	9,939
Qualified XVI	12,237.616	13.93	170,470
Qualified XVII	3,910.556	14.02	54,826
Qualified XVIII	291.360	14.12	4,114
Qualified XXI	2,887.738	14.19	40,977
Qualified XXIV	13,829.076	14.17	195,958
Qualified XXV	12,871.569	14.21	182,905
Qualified XXVI	2,285.452	14.16	32,362
Qualified XXXII	2,097.623	12.20	25,591
Qualified XXXIV (0.60)	782.972	14.27	11,173
	1,022,431.618		$ 14,426,382

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Capital Opportunities
Currently payable annuity contracts:			$ 251,028
Contracts in accumulation period:
Qualified V	1,105.902	$ 23.55	26,044
Qualified VI	1,737,722.581	23.87	41,479,438
Qualified VIII	6,676.402	20.51	136,933
Qualified X (1.15)	8,988.517	10.45	93,930
Qualified X (1.25)	216,682.467	10.38	2,249,164
Qualified XII (0.05)	11,799.078	24.95	294,387
Qualified XII (0.15)	15,272.653	9.80	149,672
Qualified XII (0.25)	118,634.403	11.22	1,331,078
Qualified XII (0.30)	111,950.626	11.18	1,251,608
Qualified XII (0.40)	117,534.518	16.31	1,916,988
Qualified XII (0.45)	22,876.243	11.07	253,240
Qualified XII (0.55)	54,131.091	11.00	595,442
Qualified XII (0.60)	103,895.438	10.96	1,138,694
Qualified XII (0.65)	23,224.519	10.93	253,844
Qualified XII (0.70)	271,878.237	10.89	2,960,754
Qualified XII (0.75)	218,187.281	10.85	2,367,332
Qualified XII (0.80)	337,909.313	12.24	4,136,010
Qualified XII (0.85)	409,677.750	15.91	6,517,973
Qualified XII (0.90)	18,050.723	11.77	212,457
Qualified XII (0.95)	171,616.741	15.77	2,706,396
Qualified XII (1.00)	1,163,385.096	15.70	18,265,146
Qualified XII (1.05)	83,153.167	15.63	1,299,684
Qualified XII (1.10)	64,680.861	15.57	1,007,081
Qualified XII (1.15)	32,796.000	15.50	508,338
Qualified XII (1.20)	10,874.854	15.43	167,799
Qualified XII (1.25)	18,406.315	15.36	282,721
Qualified XII (1.30)	835.163	15.30	12,778
Qualified XII (1.35)	2,099.606	15.23	31,977
Qualified XII (1.40)	24,274.885	15.17	368,250
Qualified XII (1.45)	17.616	15.10	266
Qualified XII (1.50)	3,058.777	15.04	46,004
Qualified XV	18,922.731	24.46	462,850
Qualified XVI	32,748.526	23.41	766,643
Qualified XVII	4,325.011	23.87	103,238
Qualified XVIII	4,785.164	10.38	49,670
Qualified XXI	19,334.753	24.66	476,795
Qualified XXIV	48,729.620	15.80	769,928
Qualified XXV	20,235.029	24.38	493,330
Qualified XXVI	5,173.917	24.23	125,364
Qualified XXVII	1,485,047.476	29.32	43,541,592
Qualified XXVIII	145,586.042	29.23	4,255,480
Qualified XXXII	4,770.364	11.54	55,050
Qualified XXXIV (0.60)	15,720.438	10.96	172,296
	7,186,775.894		$ 143,584,692

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING OpCap Balanced Value
Currently payable annuity contracts:			$ 217,678
Contracts in accumulation period:
Qualified VI	709,971.778	$ 13.50	9,584,619
Qualified VIII	891.704	13.50	12,038
Qualified X (1.15)	7,863.512	11.73	92,239
Qualified X (1.25)	130,940.856	11.21	1,467,847
Qualified XII (0.55)	835.724	13.80	11,533
Qualified XII (0.60)	5,634.180	13.78	77,639
Qualified XII (0.65)	3,882.049	13.76	53,417
Qualified XII (0.70)	24,630.713	13.74	338,426
Qualified XII (0.75)	9,328.446	13.71	127,893
Qualified XII (0.80)	63,324.690	13.69	866,915
Qualified XII (0.85)	41,647.257	13.67	569,318
Qualified XII (0.90)	850.476	13.65	11,609
Qualified XII (0.95)	46,041.966	13.63	627,552
Qualified XII (1.00)	329,038.868	13.61	4,478,219
Qualified XII (1.05)	8,685.946	13.59	118,042
Qualified XII (1.10)	15,796.460	13.56	214,200
Qualified XII (1.15)	4,088.922	13.54	55,364
Qualified XII (1.20)	1,498.743	13.52	20,263
Qualified XII (1.25)	11,023.704	13.50	148,820
Qualified XII (1.30)	643.249	13.48	8,671
Qualified XII (1.35)	284.621	13.46	3,831
Qualified XII (1.40)	2,355.060	13.44	31,652
Qualified XII (1.45)	41.729	13.42	560
Qualified XII (1.50)	455.265	13.39	6,096
Qualified XV	680.044	13.63	9,269
Qualified XVI	15,377.969	13.39	205,911
Qualified XVII	5,203.778	13.50	70,251
Qualified XVIII	5,824.214	11.77	68,551
Qualified XXI	2,426.515	13.69	33,219
Qualified XXIV	8,655.962	13.67	118,327
Qualified XXV	54,209.701	13.71	743,215
Qualified XXVI	2,619.341	13.65	35,754
Qualified XXXII	2,714.960	11.23	30,489
Qualified XXXIV (0.60)	1,056.314	13.78	14,556
	1,518,524.716		$ 20,473,983

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global
Currently payable annuity contracts:			$ 19,957
Contracts in accumulation period:
Qualified VI	80,311.545	$ 12.30	987,832
Qualified X (1.15)	2,557.421	12.33	31,533
Qualified X (1.25)	37,841.707	12.30	465,453
Qualified XII (0.60)	1,416.773	12.52	17,738
Qualified XII (0.65)	841.520	12.50	10,519
Qualified XII (0.70)	2,317.869	12.48	28,927
Qualified XII (0.75)	718.043	12.47	8,954
Qualified XII (0.80)	677.751	12.45	8,438
Qualified XII (0.85)	8,403.379	12.43	104,454
Qualified XII (0.90)	30.757	12.42	382
Qualified XII (0.95)	6,815.403	12.40	84,511
Qualified XII (1.00)	14,174.556	12.38	175,481
Qualified XII (1.05)	1,822.069	12.37	22,539
Qualified XII (1.10)	3,156.356	12.35	38,981
Qualified XII (1.15)	742.903	12.33	9,160
Qualified XII (1.20)	529.302	12.32	6,521
Qualified XII (1.25)	3,837.805	12.30	47,205
Qualified XII (1.35)	73.838	12.27	906
Qualified XII (1.40)	252.980	12.25	3,099
Qualified XII (1.45)	197.056	12.23	2,410
Qualified XII (1.50)	498.936	12.22	6,097
Qualified XV	776.452	12.40	9,628
Qualified XVI	2,533.061	12.22	30,954
Qualified XVII	1,804.390	12.30	22,194
Qualified XXI	1,874.458	12.45	23,337
Qualified XXIV	6,454.224	12.43	80,226
Qualified XXV	1,332.638	12.47	16,618
Qualified XXVI	11.514	12.42	143
Qualified XXXIV (0.60)	10.543	12.52	132
	182,015.249		$ 2,264,329

  159

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return
Currently payable annuity contracts:			$ 155,772
Contracts in accumulation period:
ING MAP PLUS NP10	10,556.214	$ 10.30	108,729
ING MAP PLUS NP11	6,879.224	10.30	70,856
ING MAP PLUS NP14	18.677	10.28	192
ING MAP PLUS NP15	11,972.665	10.28	123,079
ING MAP PLUS NP16	1,268.482	10.28	13,040
ING MAP PLUS NP22	9,380.585	10.25	96,151
ING MAP PLUS NP26	89.248	10.23	913
ING MAP PLUS NP29	8,365.069	10.22	85,491
ING MAP PLUS NP30	193.634	10.21	1,977
ING MAP PLUS NP9	19,012.028	10.31	196,014
NYSUT 457	542,483.476	10.47	5,679,802
Qualified VI	1,556,975.771	11.35	17,671,675
Qualified VIII	551.675	11.34	6,256
Qualified X (1.15)	1,309.226	11.38	14,899
Qualified X (1.25)	166,329.956	11.35	1,887,845
Qualified XII (0.45)	18,867.472	11.59	218,674
Qualified XII (0.55)	13,155.104	11.56	152,073
Qualified XII (0.60)	32,492.987	11.55	375,294
Qualified XII (0.65)	51,418.820	11.53	592,859
Qualified XII (0.70)	82,791.052	11.51	952,925
Qualified XII (0.75)	65,092.000	11.50	748,558
Qualified XII (0.80)	98,497.125	11.48	1,130,747
Qualified XII (0.85)	84,251.002	11.47	966,359
Qualified XII (0.90)	28,670.743	11.45	328,280
Qualified XII (0.95)	222,087.063	11.44	2,540,676
Qualified XII (1.00)	396,237.040	11.42	4,525,027
Qualified XII (1.05)	76,586.679	11.41	873,854
Qualified XII (1.10)	79,788.147	11.39	908,787
Qualified XII (1.15)	25,944.728	11.38	295,251
Qualified XII (1.20)	2,786.004	11.36	31,649
Qualified XII (1.25)	35,512.952	11.35	403,072
Qualified XII (1.30)	7,999.205	11.33	90,631
Qualified XII (1.35)	8,418.110	11.32	95,293
Qualified XII (1.40)	21,364.602	11.30	241,420
Qualified XII (1.45)	637.378	11.29	7,196
Qualified XII (1.50)	10,279.060	11.27	115,845
Qualified XV	2,390.385	11.44	27,346
Qualified XVI	30,622.715	11.27	345,118
Qualified XVII	2,754.890	11.35	31,268
Qualified XVIII	485.639	11.42	5,546

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return (continued)
Qualified XXI	8,165.766	$ 11.48	$ 93,743
Qualified XXIV	32,633.158	11.46	373,976
Qualified XXV	13,375.739	11.50	153,821
Qualified XXVI	8,977.380	11.45	102,791
Qualified XXVIII	59,773.468	11.42	682,613
Qualified XXXII	2,093.217	10.32	21,602
Qualified XXXIII (0.40)	5,432.388	11.64	63,233
Qualified XXXIV (0.60)	7,225.282	11.55	83,452
	3,872,193.230		$ 43,691,670

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Aggressive Growth - Initial Class
Currently payable annuity contracts:			$ 75,936
Contracts in accumulation period:
Qualified V	1,747.353	$ 13.79	24,096
Qualified VI	6,351,424.750	13.98	88,792,918
Qualified VIII	9,713.183	14.64	142,201
Qualified X (1.15)	77,555.092	14.14	1,096,629
Qualified X (1.25)	783,198.999	13.98	10,949,122
Qualified XII (0.05)	108,486.311	14.61	1,584,985
Qualified XII (0.15)	96,866.023	9.83	952,193
Qualified XII (0.25)	532,751.929	8.55	4,555,029
Qualified XII (0.30)	316,413.482	8.53	2,699,007
Qualified XII (0.40)	325,708.749	9.83	3,201,717
Qualified XII (0.45)	89,165.403	8.44	752,556
Qualified XII (0.55)	75,108.343	8.39	630,159
Qualified XII (0.60)	409,066.873	9.69	3,963,858
Qualified XII (0.65)	49,434.574	8.33	411,790
Qualified XII (0.70)	704,952.892	8.30	5,851,109
Qualified XII (0.75)	682,535.387	8.28	5,651,393
Qualified XII (0.80)	1,411,026.516	8.90	12,558,136
Qualified XII (0.85)	913,925.756	9.59	8,764,548
Qualified XII (0.90)	56,375.467	8.56	482,574
Qualified XII (0.95)	498,957.518	9.51	4,745,086
Qualified XII (1.00)	2,680,860.148	9.46	25,360,937
Qualified XII (1.05)	322,443.843	9.42	3,037,421
Qualified XII (1.10)	113,872.601	9.38	1,068,125
Qualified XII (1.15)	96,078.052	9.34	897,369
Qualified XII (1.20)	21,375.806	9.30	198,795
Qualified XII (1.25)	75,333.477	9.26	697,588
Qualified XII (1.30)	4,454.989	9.22	41,075
Qualified XII (1.35)	3,826.689	9.18	35,129
Qualified XII (1.40)	28,924.617	9.14	264,371
Qualified XII (1.45)	1,027.913	9.10	9,354
Qualified XII (1.50)	13,214.128	9.06	119,720
Qualified XV	18,930.726	14.32	271,088
Qualified XVI	121,537.126	13.71	1,666,274
Qualified XVII	8,385.408	13.98	117,228
Qualified XVIII	12,916.953	13.98	180,579
Qualified XXI	111,022.853	14.44	1,603,170
Qualified XXII	235.391	14.58	3,432
Qualified XXIV	217,272.164	9.52	2,068,431
Qualified XXV	91,393.487	14.28	1,305,099
Qualified XXVI	17,716.420	14.19	251,396
Qualified XXVII	1,787,806.040	14.24	25,458,358
Qualified XXVIII	347,655.282	14.20	4,936,705
Qualified XXXII	27,508.071	11.40	313,592
Qualified XXXIV (0.60)	58,049.433	9.69	562,499
	19,676,256.217		$ 228,352,777

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Aggressive Growth -Service Class
Contracts in accumulation period:
ING MAP PLUS NP15	1,589.050	$ 10.32	$ 16,399
	1,589.050		$ 16,399

ING Salomon Brothers Fundamental Value
Currently payable annuity contracts:			$ 55,048
Contracts in accumulation period:
Qualified VI	306,680.000	$ 17.70	5,428,236
Qualified X (1.15)	13,555.993	11.43	154,945
Qualified X (1.25)	47,082.464	11.12	523,557
Qualified XII (0.55)	1,372.099	18.10	24,835
Qualified XII (0.60)	2,690.482	18.07	48,617
Qualified XII (0.65)	1,791.519	18.04	32,319
Qualified XII (0.70)	7,819.378	18.01	140,827
Qualified XII (0.75)	2,785.595	17.98	50,085
Qualified XII (0.80)	45,977.381	17.95	825,294
Qualified XII (0.85)	9,257.278	17.93	165,983
Qualified XII (0.90)	411.173	17.90	7,360
Qualified XII (0.95)	19,332.513	17.87	345,472
Qualified XII (1.00)	92,648.262	17.84	1,652,845
Qualified XII (1.05)	5,108.984	17.81	90,991
Qualified XII (1.10)	4,387.296	17.79	78,050
Qualified XII (1.15)	4,549.437	17.76	80,798
Qualified XII (1.20)	607.276	17.73	10,767
Qualified XII (1.25)	4,881.752	17.70	86,407
Qualified XII (1.30)	411.602	17.67	7,273
Qualified XII (1.35)	113.825	17.65	2,009
Qualified XII (1.40)	1,012.259	17.62	17,836
Qualified XII (1.45)	12.621	17.59	222
Qualified XII (1.50)	450.570	17.56	7,912
Qualified XV	485.618	17.87	8,678
Qualified XVI	4,496.128	17.56	78,952
Qualified XVII	2,518.475	17.70	44,577
Qualified XVIII	786.312	11.47	9,019
Qualified XXI	1,151.699	17.95	20,673
Qualified XXIV	10,106.473	17.92	181,108
Qualified XXV	6,699.777	17.98	120,462
Qualified XXVI	3,101.062	17.90	55,509
Qualified XXXIV (0.60)	112.673	18.07	2,036
	602,397.976		$ 10,358,702

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Investors Value
Contracts in accumulation period:
Qualified VI	205,506.869	$ 13.83	$ 2,842,160
Qualified X (1.15)	10,591.855	11.05	117,040
Qualified X (1.25)	45,542.830	10.74	489,130
Qualified XII (0.55)	2,305.516	14.14	32,600
Qualified XII (0.60)	5,856.303	14.12	82,691
Qualified XII (0.65)	3,123.901	14.10	44,047
Qualified XII (0.70)	1,362.331	14.07	19,168
Qualified XII (0.75)	6,564.199	14.05	92,227
Qualified XII (0.80)	6,339.273	14.03	88,940
Qualified XII (0.85)	3,688.294	14.01	51,673
Qualified XII (0.90)	1,639.886	13.99	22,942
Qualified XII (0.95)	16,981.877	13.96	237,067
Qualified XII (1.00)	75,959.326	13.94	1,058,873
Qualified XII (1.05)	4,342.026	13.92	60,441
Qualified XII (1.10)	8,955.468	13.90	124,481
Qualified XII (1.15)	683.718	13.88	9,490
Qualified XII (1.20)	716.751	13.85	9,927
Qualified XII (1.25)	4,607.013	13.83	63,715
Qualified XII (1.30)	123.461	13.81	1,705
Qualified XII (1.35)	287.455	13.79	3,964
Qualified XII (1.40)	1,394.989	13.77	19,209
Qualified XII (1.45)	13.891	13.75	191
Qualified XII (1.50)	79.956	13.72	1,097
Qualified XV	1,620.702	13.96	22,625
Qualified XVI	3,172.376	13.72	43,525
Qualified XVIII	630.090	11.10	6,994
Qualified XXI	397.933	14.03	5,583
Qualified XXIV	6,090.214	14.00	85,263
Qualified XXV	2,086.335	14.05	29,313
Qualified XXVI	6,161.902	13.99	86,205
Qualified XXXIV (0.60)	551.487	14.12	7,787
	427,378.227		$ 5,760,073

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth - Service Class
Currently payable annuity contracts:			$ 8,851
Contracts in accumulation period:
ING MAP PLUS NP10	2,116.908	$ 10.35	21,910
ING MAP PLUS NP26	18.306	10.27	188
Qualified V	89.528	7.64	684
Qualified VI	677,904.296	7.68	5,206,305
Qualified VIII	676.693	7.68	5,197
Qualified X (1.15)	10,833.570	11.23	121,661
Qualified X (1.25)	69,085.154	10.98	758,555
Qualified XII (0.45)	1,681.599	7.88	13,251
Qualified XII (0.55)	2,690.064	7.85	21,117
Qualified XII (0.60)	11,130.229	7.84	87,261
Qualified XII (0.65)	25,815.198	7.83	202,133
Qualified XII (0.70)	31,561.892	7.82	246,814
Qualified XII (0.75)	53,499.231	7.80	417,294
Qualified XII (0.80)	16,533.248	7.79	128,794
Qualified XII (0.85)	13,063.625	7.78	101,635
Qualified XII (0.90)	3,675.675	7.77	28,560
Qualified XII (0.95)	40,373.935	7.75	312,898
Qualified XII (1.00)	149,479.974	7.74	1,156,975
Qualified XII (1.05)	9,273.997	7.73	71,688
Qualified XII (1.10)	7,459.715	7.72	57,589
Qualified XII (1.15)	3,261.479	7.71	25,146
Qualified XII (1.20)	1,319.895	7.69	10,150
Qualified XII (1.25)	8,184.766	7.68	62,859
Qualified XII (1.30)	39.243	7.67	301
Qualified XII (1.35)	774.543	7.66	5,933
Qualified XII (1.40)	3,195.033	7.65	24,442
Qualified XII (1.45)	1,173.001	7.63	8,950
Qualified XII (1.50)	412.598	7.62	3,144
Qualified XV	1,757.807	7.75	13,623
Qualified XVI	11,544.619	7.62	87,970
Qualified XVIII	715.084	11.27	8,059
Qualified XXI	5,289.345	7.79	41,204
Qualified XXIV	17,675.579	7.78	137,516
Qualified XXV	17,455.769	7.80	136,155
Qualified XXVI	4,389.833	7.77	34,109
Qualified XXXII	1,656.069	11.04	18,283
Qualified XXXIV (0.60)	860.842	7.84	6,749
	1,206,668.342		$ 9,593,953

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity - Initial Class
Currently payable annuity contracts:			$ 621,714
Contracts in accumulation period:
Qualified V	5,468.890	$ 20.54	112,331
Qualified VI	5,111,066.504	20.42	104,367,978
Qualified VIII	3,943.954	20.84	82,192
Qualified X (1.15)	45,231.948	23.10	1,044,858
Qualified X (1.25)	526,773.077	22.88	12,052,568
Qualified XII (0.05)	27,427.026	21.35	585,567
Qualified XII (0.15)	35,842.115	11.35	406,808
Qualified XII (0.25)	355,182.691	13.23	4,699,067
Qualified XII (0.30)	113,710.614	13.19	1,499,843
Qualified XII (0.40)	182,857.136	19.97	3,651,657
Qualified XII (0.45)	90,992.644	13.05	1,187,454
Qualified XII (0.55)	61,267.386	12.97	794,638
Qualified XII (0.60)	329,385.460	12.93	4,258,954
Qualified XII (0.65)	73,937.655	12.88	952,317
Qualified XII (0.70)	432,104.673	12.84	5,548,224
Qualified XII (0.75)	504,970.312	12.80	6,463,620
Qualified XII (0.80)	910,197.082	14.05	12,788,269
Qualified XII (0.85)	452,366.017	19.48	8,812,090
Qualified XII (0.90)	35,900.369	13.55	486,450
Qualified XII (0.95)	366,062.558	19.31	7,068,668
Qualified XII (1.00)	1,814,592.616	19.23	34,894,616
Qualified XII (1.05)	141,510.345	19.14	2,708,508
Qualified XII (1.10)	103,950.682	19.06	1,981,300
Qualified XII (1.15)	63,611.855	18.98	1,207,353
Qualified XII (1.20)	12,188.889	18.90	230,370
Qualified XII (1.25)	43,781.393	18.81	823,528
Qualified XII (1.30)	3,744.581	18.73	70,136
Qualified XII (1.35)	5,536.944	18.65	103,264
Qualified XII (1.40)	22,725.471	18.57	422,012
Qualified XII (1.45)	1,364.413	18.49	25,228
Qualified XII (1.50)	2,874.416	18.41	52,918
Qualified XV	13,139.293	20.92	274,874
Qualified XVI	113,758.462	20.03	2,278,582
Qualified XVII	18,169.001	20.42	371,011
Qualified XVIII	17,546.416	22.88	401,462
Qualified XXI	50,275.213	21.10	1,060,807
Qualified XXII	51.361	21.30	1,094

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity - Initial Class
(continued)
Qualified XXIV	113,343.071	$ 19.34	$ 2,192,055
Qualified XXV	51,058.964	20.86	1,065,090
Qualified XXVI	27,980.849	20.73	580,043
Qualified XXVII	1,771,555.859	23.81	42,180,745
Qualified XXVIII	836,544.121	23.73	19,851,192
Qualified XXXI	1,660.979	14.30	23,752
Qualified XXXII	22,446.365	11.28	253,195
Qualified XXXIII (0.65)	14,099.912	11.31	159,470
Qualified XXXIV (0.60)	53,153.983	12.93	687,281
	14,985,353.565		$ 291,385,153

ING T. Rowe Price Growth Equity - Service Class
Contracts in accumulation period:
ING MAP PLUS NP15	1,199.719	$ 10.70	$ 12,837
ING MAP PLUS NP23	1,126.642	10.66	12,010
ING MAP PLUS NP26	10.329	10.65	110
ING MAP PLUS NP27	38.064	10.64	405
ING MAP PLUS NP9	17,524.604	10.73	188,039
Qualified XII (1.00)	471.957	12.16	5,739
	20,371.315		$ 219,140

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity
Currently payable annuity contracts:			$ 556,022
Contracts in accumulation period:
Qualified V	1,580.312	$ 15.39	24,321
Qualified VI	4,099,188.783	15.69	64,316,272
Qualified VII	72,406.777	13.28	961,562
Qualified VIII	9,927.362	13.23	131,339
Qualified IX	2,814.803	13.24	37,268
Qualified X (1.15)	17,360.051	15.87	275,504
Qualified X (1.25)	435,084.640	15.69	6,826,478
Qualified XII (0.05)	24,235.610	16.40	397,464
Qualified XII (0.15)	69,111.920	10.57	730,513
Qualified XII (0.25)	316,547.768	10.53	3,333,248
Qualified XII (0.30)	140,200.476	10.50	1,472,105
Qualified XII (0.40)	82,379.504	10.49	864,161
Qualified XII (0.45)	45,064.292	10.39	468,218
Qualified XII (0.55)	39,465.053	10.33	407,674
Qualified XII (0.60)	178,525.265	10.41	1,858,448
Qualified XII (0.65)	73,274.074	10.26	751,792
Qualified XII (0.70)	207,964.090	10.22	2,125,393
Qualified XII (0.75)	230,728.263	10.19	2,351,121
Qualified XII (0.80)	393,586.121	11.24	4,423,908
Qualified XII (0.85)	603,217.106	10.23	6,170,911
Qualified XII (0.90)	19,509.283	10.88	212,261
Qualified XII (0.95)	251,553.748	10.14	2,550,755
Qualified XII (1.00)	924,555.050	10.10	9,338,006
Qualified XII (1.05)	84,091.443	10.05	845,119
Qualified XII (1.10)	61,545.155	10.01	616,067
Qualified XII (1.15)	68,288.666	9.97	680,838
Qualified XII (1.20)	10,417.843	9.92	103,345
Qualified XII (1.25)	27,296.761	9.88	269,692
Qualified XII (1.30)	505.691	9.84	4,976
Qualified XII (1.35)	1,012.360	9.79	9,911
Qualified XII (1.40)	7,714.051	9.75	75,212
Qualified XII (1.45)	1,074.562	9.71	10,434
Qualified XII (1.50)	4,027.198	9.67	38,943
Qualified XV	20,497.885	16.08	329,606
Qualified XVI	99,013.645	15.39	1,523,820

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity (continued)
Qualified XVII	83,120.714	$ 15.69	$ 1,304,164
Qualified XVIII	19,746.718	15.69	309,826
Qualified XIX	3,809.487	10.33	39,352
Qualified XX	4,784.937	13.61	65,123
Qualified XXI	37,904.318	16.21	614,429
Qualified XXIV	160,196.457	10.16	1,627,596
Qualified XXV	28,334.809	16.03	454,207
Qualified XXVI	13,043.126	15.93	207,777
Qualified XXVII	811,333.643	15.04	12,202,458
Qualified XXVIII	67,043.400	15.00	1,005,651
Qualified XXIX	1,221.748	13.61	16,628
Qualified XXX	49,597.327	13.47	668,076
Qualified XXXII	113,571.989	11.71	1,329,928
Qualified XXXIV (0.60)	50,894.428	10.41	529,811
	10,068,368.712		$ 135,467,733

ING Van Kampen Comstock
Currently payable annuity contracts:			1,076,022
Contracts in accumulation period:
ING MAP PLUS NP15	5,138.864	$ 11.27	57,915
ING MAP PLUS NP19	1,437.066	11.25	16,167
ING MAP PLUS NP26	35.772	11.21	401
NYSUT 457	777,785.992	14.42	11,215,674
Qualified VI	2,242,751.305	12.26	27,496,131
Qualified X (1.15)	33,720.081	12.30	414,757
Qualified X (1.25)	199,434.095	12.26	2,445,062
Qualified XII (0.55)	11,573.520	12.50	144,669
Qualified XII (0.60)	14,256.009	12.48	177,915
Qualified XII (0.65)	1,846.870	12.46	23,012
Qualified XII (0.70)	55,048.755	12.45	685,357
Qualified XII (0.75)	74,284.875	12.43	923,361
Qualified XII (0.80)	503,772.039	12.41	6,251,811
Qualified XII (0.85)	71,278.871	12.40	883,858
Qualified XII (0.90)	9,594.507	12.38	118,780
Qualified XII (0.95)	67,853.883	12.36	838,674
Qualified XII (1.00)	1,224,022.834	12.35	15,116,682
Qualified XII (1.05)	42,391.971	12.33	522,693
Qualified XII (1.10)	20,591.145	12.31	253,477
Qualified XII (1.15)	5,506.504	12.30	67,730
Qualified XII (1.20)	798.860	12.28	9,810
Qualified XII (1.25)	25,514.600	12.26	312,809

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock
(continued)
Qualified XII (1.30)	97.224	$ 12.25	$ 1,191
Qualified XII (1.35)	1,466.967	12.23	17,941
Qualified XII (1.40)	3,281.818	12.21	40,071
Qualified XII (1.45)	138.934	12.20	1,695
Qualified XII (1.50)	1,414.203	12.18	17,225
Qualified XV	5,083.010	12.36	62,826
Qualified XVI	23,542.447	12.18	286,747
Qualified XVII	9,860.196	12.26	120,886
Qualified XVIII	12,843.724	12.35	158,620
Qualified XXI	4,593.796	12.41	57,009
Qualified XXIV	128,475.948	12.39	1,591,817
Qualified XXV	13,509.734	12.43	167,926
Qualified XXVI	1,756.220	12.38	21,742
Qualified XXXII	3,401.492	12.06	41,022
Qualified XXXIII (0.40)	4,360.255	12.58	54,852
Qualified XXXIV (0.60)	2,896.234	12.48	36,145
	5,605,360.620		$ 71,730,482

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income
Contracts in accumulation period:
Qualified VI	31,479.363	$ 32.32	$ 1,017,413
Qualified VIII	1,629.301	32.32	52,659
Qualified X (1.15)	12,362.671	11.01	136,113
Qualified X (1.25)	34,199.425	10.44	357,042
Qualified XII (0.55)	378.481	33.04	12,505
Qualified XII (0.60)	920.218	32.99	30,358
Qualified XII (0.65)	70.128	32.94	2,310
Qualified XII (0.70)	3,253.907	32.89	107,021
Qualified XII (0.75)	747.899	32.84	24,561
Qualified XII (0.80)	3,995.181	32.79	131,002
Qualified XII (0.85)	325.145	32.73	10,642
Qualified XII (0.90)	11.138	32.68	364
Qualified XII (0.95)	3,251.517	32.63	106,097
Qualified XII (1.00)	4,784.131	32.58	155,867
Qualified XII (1.05)	995.297	32.53	32,377
Qualified XII (1.10)	257.297	32.48	8,357
Qualified XII (1.15)	137.404	32.43	4,456
Qualified XII (1.20)	87.214	32.38	2,824
Qualified XII (1.25)	1,742.760	32.32	56,326
Qualified XII (1.35)	10.956	32.22	353
Qualified XII (1.40)	1,340.566	32.17	43,126
Qualified XII (1.45)	4.234	32.12	136
Qualified XII (1.50)	116.277	32.07	3,729
Qualified XV	228.226	32.63	7,447
Qualified XVI	497.350	32.07	15,950
Qualified XVIII	1,012.839	11.06	11,202
Qualified XXI	285.056	32.79	9,347
Qualified XXIV	320.263	32.72	10,479
Qualified XXV	605.298	32.84	19,878
Qualified XXVI	46.297	32.68	1,513
Qualified XXXIV (0.60)	6.365	32.99	210
	105,102.204		$ 2,371,664

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Balanced
Currently payable annuity contracts:			$ 405,199
Contracts in accumulation period:
ING MAP PLUS NP11	31.598	$ 10.76	340
ING MAP PLUS NP15	1,233.799	10.74	13,251
ING MAP PLUS NP16	17,697.018	10.73	189,889
ING MAP PLUS NP17	1,747.810	10.73	18,754
ING MAP PLUS NP22	4,658.599	10.70	49,847
ING MAP PLUS NP29	7,268.510	10.67	77,555
ING MAP PLUS NP7	2,235.622	10.78	24,100
Qualified V	71.016	16.94	1,203
Qualified VI	1,643,993.604	17.20	28,276,690
Qualified X (1.15)	10,877.953	17.78	193,410
Qualified X (1.25)	202,176.321	17.61	3,560,325
Qualified XII (0.00)	11,478.546	11.56	132,692
Qualified XII (0.05)	30,762.903	17.98	553,117
Qualified XII (0.25)	93,553.080	11.85	1,108,604
Qualified XII (0.30)	13,536.833	11.81	159,870
Qualified XII (0.40)	225,212.814	16.31	3,673,221
Qualified XII (0.45)	7,731.538	11.70	90,459
Qualified XII (0.55)	10,492.168	11.62	121,919
Qualified XII (0.60)	32,686.702	11.58	378,512
Qualified XII (0.65)	116,259.792	11.54	1,341,638
Qualified XII (0.70)	123,946.568	11.51	1,426,625
Qualified XII (0.75)	291,049.434	11.47	3,338,337
Qualified XII (0.80)	133,840.664	12.05	1,612,780
Qualified XII (0.85)	190,198.303	15.91	3,026,055
Qualified XII (0.90)	878.426	11.82	10,383
Qualified XII (0.95)	75,783.196	15.77	1,195,101
Qualified XII (1.00)	263,767.155	15.71	4,143,782
Qualified XII (1.05)	381,482.609	15.64	5,966,388
Qualified XII (1.10)	74,480.154	15.57	1,159,656
Qualified XII (1.15)	98,751.613	15.50	1,530,650
Qualified XII (1.20)	12,416.451	15.44	191,710
Qualified XII (1.25)	28,210.150	15.37	433,590
Qualified XII (1.30)	9,611.895	15.30	147,062
Qualified XII (1.35)	5,024.016	15.24	76,566
Qualified XII (1.40)	17,914.502	15.17	271,763
Qualified XII (1.45)	660.490	15.11	9,980
Qualified XII (1.50)	11,096.676	15.04	166,894

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Balanced
(continued)
Qualified XV	2,775.482	$ 17.62	$ 48,904
Qualified XVI	39,290.990	16.87	662,839
Qualified XVII	10,243.941	17.66	180,908
Qualified XVIII	14,230.420	18.08	257,286
Qualified XXI	6,888.857	17.77	122,415
Qualified XXII	508.974	17.94	9,131
Qualified XXIV	9,822.469	15.80	155,195
Qualified XXV	7,084.559	17.68	125,255
Qualified XXVII	95,248.821	17.39	1,656,377
Qualified XXVIII	125,814.887	17.33	2,180,372
Qualified XXXII	4,380.807	11.15	48,846
Qualified XXXIII (0.65)	186.794	11.51	2,150
Qualified XXXIV (0.60)	11,924.871	11.58	138,090
	4,481,220.400		$ 70,665,685

ING VP Strategic Allocation Growth
Currently payable annuity contracts:			$ 284,435
Contracts in accumulation period:
ING MAP PLUS NP11	880.110	$ 10.91	9,602
ING MAP PLUS NP15	549.954	10.89	5,989
ING MAP PLUS NP16	696.969	10.89	7,590
ING MAP PLUS NP17	8,778.125	10.88	95,506
ING MAP PLUS NP19	401.196	10.87	4,361
ING MAP PLUS NP22	539.871	10.86	5,863
ING MAP PLUS NP29	4,155.771	10.83	45,007
ING MAP PLUS NP7	1,152.150	10.93	12,593
Qualified V	24.657	17.52	432
Qualified VI	2,049,109.837	17.79	36,453,664
Qualified VIII	8.610	17.77	153
Qualified X (1.15)	19,820.249	18.47	366,080
Qualified X (1.25)	255,898.250	18.29	4,680,379
Qualified XII (0.00)	6,741.919	11.57	78,004
Qualified XII (0.05)	3,587.359	18.59	66,689
Qualified XII (0.25)	164,165.225	11.33	1,859,992
Qualified XII (0.30)	11,048.804	11.29	124,741
Qualified XII (0.40)	78,332.229	16.60	1,300,315
Qualified XII (0.45)	19,274.866	11.18	215,493
Qualified XII (0.55)	2,406.120	11.11	26,732
Qualified XII (0.60)	32,264.504	11.41	368,138
Qualified XII (0.65)	314,738.587	11.04	3,474,714
Qualified XII (0.70)	176,297.454	11.00	1,939,272

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Growth (continued)
Qualified XII (0.75)	262,631.752	$ 10.96	$ 2,878,444
Qualified XII (0.80)	160,170.052	11.62	1,861,176
Qualified XII (0.85)	235,562.322	16.19	3,813,754
Qualified XII (0.90)	1,087.170	11.38	12,372
Qualified XII (0.95)	92,191.900	16.05	1,479,680
Qualified XII (1.00)	540,415.582	15.98	8,635,841
Qualified XII (1.05)	137,114.582	15.91	2,181,493
Qualified XII (1.10)	60,402.525	15.84	956,776
Qualified XII (1.15)	77,379.518	15.77	1,220,275
Qualified XII (1.20)	14,378.663	15.70	225,745
Qualified XII (1.25)	20,915.985	15.64	327,126
Qualified XII (1.30)	17,514.644	15.57	272,703
Qualified XII (1.35)	2,284.387	15.50	35,408
Qualified XII (1.40)	22,433.376	15.43	346,147
Qualified XII (1.45)	1,151.269	15.37	17,695
Qualified XII (1.50)	4,965.294	15.30	75,969
Qualified XV	3,854.445	18.22	70,228
Qualified XVI	37,622.865	17.45	656,519
Qualified XVII	682.913	18.26	12,470
Qualified XVIII	3,919.116	18.78	73,601
Qualified XXI	9,322.633	18.38	171,350
Qualified XXII	1,446.200	18.55	26,827
Qualified XXIV	25,787.492	16.07	414,405
Qualified XXV	13,799.617	18.28	252,257
Qualified XXVI	320.473	18.17	5,823
Qualified XXVII	89,601.446	17.98	1,611,034
Qualified XXVIII	125,874.275	17.92	2,255,667
Qualified XXXII	6,059.421	11.41	69,138
Qualified XXXIII (0.65)	1,376.823	11.52	15,861
Qualified XXXIV (0.60)	22,075.986	11.41	251,887
	5,143,215.542		$ 81,653,415

ING VP Strategic Allocation Income
Currently payable annuity contracts:			$ 147,013
Contracts in accumulation period:
ING MAP PLUS NP11	234.659	$ 10.56	2,478
ING MAP PLUS NP15	1.802	10.54	19
ING MAP PLUS NP16	482.543	10.54	5,086
ING MAP PLUS NP17	605.224	10.53	6,373
ING MAP PLUS NP19	682.621	10.53	7,188
ING MAP PLUS NP22	871.931	10.51	9,164
ING MAP PLUS NP29	1,571.183	10.48	16,466

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Income (continued)
ING MAP PLUS NP7	1,270.794	$ 10.58	$ 13,445
Qualified V	7.344	16.75	123
Qualified VI	758,576.176	17.00	12,895,795
Qualified X (1.15)	25,649.710	17.24	442,201
Qualified X (1.25)	169,794.204	17.08	2,900,085
Qualified XII (0.00)	6,987.251	11.53	80,563
Qualified XII (0.05)	22,526.956	17.77	400,304
Qualified XII (0.25)	35,603.600	12.78	455,014
Qualified XII (0.30)	23,074.883	12.74	293,974
Qualified XII (0.40)	65,777.899	16.47	1,083,362
Qualified XII (0.45)	9,123.791	12.61	115,051
Qualified XII (0.55)	11,350.918	12.53	142,227
Qualified XII (0.60)	9,644.355	12.49	120,458
Qualified XII (0.65)	8,025.141	12.45	99,913
Qualified XII (0.70)	78,484.758	12.40	973,211
Qualified XII (0.75)	88,761.085	12.36	1,097,087
Qualified XII (0.80)	123,803.208	12.78	1,582,205
Qualified XII (0.85)	77,211.519	16.06	1,240,017
Qualified XII (0.90)	1,172.662	12.62	14,799
Qualified XII (0.95)	46,656.344	15.92	742,769
Qualified XII (1.00)	283,422.208	15.85	4,492,242
Qualified XII (1.05)	52,553.992	15.78	829,302
Qualified XII (1.10)	47,464.440	15.72	746,141
Qualified XII (1.15)	32,084.217	15.65	502,118
Qualified XII (1.20)	5,634.339	15.58	87,783
Qualified XII (1.25)	13,525.210	15.51	209,776
Qualified XII (1.30)	5,870.162	15.45	90,694
Qualified XII (1.35)	186.346	15.38	2,866
Qualified XII (1.40)	6,276.943	15.31	96,100
Qualified XII (1.45)	2,373.836	15.25	36,201
Qualified XII (1.50)	1,064.361	15.18	16,157
Qualified XV	488.060	17.42	8,502
Qualified XVI	17,194.065	16.68	286,797
Qualified XVII	13,823.998	17.46	241,367
Qualified XVIII	34,734.265	17.54	609,239
Qualified XXI	4,459.875	17.57	78,360
Qualified XXIV	4,794.169	15.95	76,467
Qualified XXV	8,237.986	17.48	144,000
Qualified XXVI	685.032	17.37	11,899
Qualified XXVII	103,950.320	17.19	1,786,906
Qualified XXVIII	62,417.922	17.13	1,069,219
Qualified XXXII	5,609.400	10.85	60,862
Qualified XXXIII (0.65)	1,007.484	11.49	11,576
Qualified XXXIV (0.60)	6,305.925	12.49	78,761
	2,282,117.116		$ 36,459,725

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Financial Services
Contracts in accumulation period:
ING MAP PLUS NP11	867.802	$ 10.87	$ 9,433
	867.802		$ 9,433

ING VP Growth and Income
Currently payable annuity contracts:			$ 160,981,298
Contracts in accumulation period:	-
Qualified I	49,405.214	$ 262.97	12,992,089
Qualified V	833.648	20.12	16,773
Qualified VI	47,359,132.269	20.36	964,231,933
Qualified VII	4,096,241.537	19.26	78,893,612
Qualified VIII	47,574.537	18.89	898,683
Qualified IX	7,968.462	19.50	155,385
Qualified X (1.15)	393,754.325	20.58	8,103,464
Qualified X (1.25)	7,775,013.408	20.36	158,299,273
Qualified XII (0.00)	508,123.771	9.76	4,959,288
Qualified XII (0.05)	312,468.186	21.28	6,649,323
Qualified XII (0.25)	3,746,929.829	8.75	32,785,636
Qualified XII (0.30)	652,353.036	8.73	5,695,042
Qualified XII (0.40)	209,927.202	14.30	3,001,959
Qualified XII (0.45)	445,801.851	8.64	3,851,728
Qualified XII (0.55)	555,941.492	8.58	4,769,978
Qualified XII (0.60)	2,284,440.853	9.62	21,976,321
Qualified XII (0.65)	319,937.398	8.53	2,729,066
Qualified XII (0.70)	1,973,731.412	8.50	16,776,717
Qualified XII (0.75)	3,949,109.682	8.47	33,448,959
Qualified XII (0.80)	5,924,538.769	9.26	54,861,229
Qualified XII (0.85)	4,937,394.476	13.94	68,827,279
Qualified XII (0.90)	198,181.341	8.95	1,773,723
Qualified XII (0.95)	1,979,763.097	13.82	27,360,326
Qualified XII (1.00)	8,778,508.648	13.76	120,792,279
Qualified XII (1.05)	637,201.168	13.70	8,729,656
Qualified XII (1.10)	389,152.713	13.64	5,308,043
Qualified XII (1.15)	307,388.955	13.58	4,174,342
Qualified XII (1.20)	56,739.985	13.53	767,692
Qualified XII (1.25)	126,305.568	13.47	1,701,336
Qualified XII (1.30)	7,111.558	13.41	95,366
Qualified XII (1.35)	4,384.120	13.35	58,528
Qualified XII (1.40)	33,485.930	13.29	445,028
Qualified XII (1.45)	400.226	13.24	5,299
Qualified XII (1.50)	10,519.955	13.18	138,653

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth and Income (continued)

Qualified XV	395,517.937	$ 20.85	$ 8,246,549
Qualified XVI	825,239.409	19.97	16,480,031
Qualified XVII	2,484,959.980	20.74	51,538,070
Qualified XVIII	2,731,469.528	20.74	56,650,678
Qualified XIX	21,775.951	267.99	5,835,737
Qualified XX	64,850.202	203.16	13,174,967
Qualified XXI	277,870.423	21.03	5,843,615
Qualified XXII	894.253	21.23	18,985
Qualified XXIV	1,098,789.675	13.85	15,218,237
Qualified XXV	517,779.599	20.93	10,837,127
Qualified XXVI	75,251.563	20.79	1,564,480
Qualified XXVII	784,199.633	201.50	158,016,226
Qualified XXVIII	11,340.849	200.86	2,277,923
Qualified XXIX	1,701.896	199.36	339,290
Qualified XXX	37,888.755	197.33	7,476,588
Qualified XXXII	768,283.021	11.19	8,597,087
Qualified XXXIV (0.60)	410,828.794	9.62	3,952,173
	108,588,406.089		$ 2,182,323,069

ING GET US Core - Series 1
Contracts in accumulation period:
Qualified XXVII	211,645.004	$ 10.51	$ 2,224,389
	211,645.004		$ 2,224,389

ING GET US Core - Series 2
Contracts in accumulation period:
Qualified V	1,392.376	$ 10.23	$ 14,244
Qualified VI	277,985.952	10.25	2,849,356
Qualified XII (0.80)	359,809.797	10.31	3,709,639
Qualified XII (1.00)	885,700.097	10.28	9,104,997
Qualified XII (1.10)	3,210.039	10.26	32,935
Qualified XII (1.25)	100.293	10.24	1,027
Qualified XVII	19,855.360	10.26	203,716
Qualified XXVII	56,486.284	10.28	580,679
Qualified XXVIII	216,415.340	10.30	2,229,078
	1,820,955.538		$ 18,725,671

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET US Core - Series 3
Contracts in accumulation period:
Qualified VI	1,615,779.759	$ 9.98	$ 16,125,482
Qualified X (1.15)	55,212.952	9.96	549,921
Qualified X (1.25)	643,128.615	9.96	6,405,561
Qualified XII (0.80)	577,171.128	10.01	5,777,483
Qualified XII (0.95)	7,173.300	10.00	71,733
Qualified XII (1.00)	1,193,583.183	9.99	11,923,896
Qualified XII (1.10)	6,706.814	9.98	66,934
Qualified XII (1.15)	34,499.398	9.97	343,959
Qualified XII (1.25)	1,414.458	9.96	14,088
Qualified XVI	640.301	9.95	6,371
Qualified XVII	6,036.873	9.98	60,248
Qualified XVIII	113,328.987	9.97	1,129,890
Qualified XXIV	25,890.718	10.02	259,425
Qualified XXVII	919,656.800	10.00	9,196,568
Qualified XXVIII	30,163.337	10.01	301,935
Qualified XXXII	69,307.731	9.96	690,305
	5,299,694.354		$ 52,923,799

ING GET US Core - Series 5
Contracts in accumulation period:
Qualified X (1.25)	47,614.327	$ 10.47	$ 498,522
Qualified XXXII	18,836.199	10.47	197,215
	66,450.526		$ 695,737

ING GET US Core - Series 6
Contracts in accumulation period:
Qualified X (1.15)	68,117.460	$ 10.08	$ 686,624
Qualified X (1.25)	396,251.191	10.08	3,994,212
Qualified XVIII	48,936.111	10.08	493,276
Qualified XXXII	42,703.373	10.08	430,450
	556,008.135		$ 5,604,562

ING GET US Core - Series 7
Contracts in accumulation period:
NYSUT 457	164,448.100	$ 10.00	$ 1,644,481
Qualified X (1.15)	35,976.400	10.00	359,764
Qualified X (1.25)	135,873.200	10.00	1,358,732
Qualified XVIII	56,875.600	10.00	568,756
Qualified XXXII	8,496.700	10.00	84,967
	401,670.000		$ 4,016,700

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GNMA Income
Contracts in accumulation period:
ING MAP PLUS NP10	6,732.581	$ 10.19	$ 68,605
ING MAP PLUS NP15	16,825.074	10.17	171,111
ING MAP PLUS NP16	3,098.721	10.16	31,483
ING MAP PLUS NP17	403.052	10.16	4,095
ING MAP PLUS NP19	1,551.626	10.15	15,749
ING MAP PLUS NP22	8,130.109	10.13	82,358
ING MAP PLUS NP29	2,893.367	10.10	29,223
ING MAP PLUS NP30	49.208	10.10	497
ING MAP PLUS NP7	47.549	10.20	485
	39,731.287		$ 403,606

ING Intermediate Bond
Contracts in accumulation period:
ING MAP PLUS NP10	1,383.771	$ 10.29	$ 14,239
ING MAP PLUS NP11	5,481.420	10.28	56,349
ING MAP PLUS NP14	5,864.557	10.27	60,229
ING MAP PLUS NP15	2,357.798	10.26	24,191
ING MAP PLUS NP16	7,985.770	10.26	81,934
ING MAP PLUS NP17	4,349.026	10.26	44,621
ING MAP PLUS NP19	1,305.951	10.25	13,386
ING MAP PLUS NP22	426.589	10.23	4,364
ING MAP PLUS NP23	1,075.953	10.23	11,007
ING MAP PLUS NP29	154.902	10.20	1,580
ING MAP PLUS NP9	21,681.341	10.29	223,101
	52,067.078		$ 535,001

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Global Science and Technology
Contracts in accumulation period:
Qualified V	2,315.643	$ 3.58	$ 8,290
Qualified VI	4,468,526.945	3.60	16,086,697
Qualified VIII	1,746.665	3.60	6,288
Qualified X (1.15)	32,395.305	3.62	117,271
Qualified X (1.25)	353,625.833	3.60	1,273,053
Qualified XII (0.00)	22,494.263	8.89	199,974
Qualified XII (0.05)	140,341.129	3.72	522,069
Qualified XII (0.25)	287,993.915	3.78	1,088,617
Qualified XII (0.30)	59,275.597	3.77	223,469
Qualified XII (0.55)	66,807.795	3.72	248,525
Qualified XII (0.60)	95,262.486	8.77	835,452
Qualified XII (0.65)	30,326.486	3.70	112,208
Qualified XII (0.70)	268,681.082	3.70	994,120
Qualified XII (0.75)	209,455.556	3.69	772,891
Qualified XII (0.80)	1,231,530.434	3.68	4,532,032
Qualified XII (0.85)	376,426.158	3.67	1,381,484
Qualified XII (0.90)	20,733.334	3.66	75,884
Qualified XII (0.95)	356,885.480	3.65	1,302,632
Qualified XII (1.00)	1,274,404.120	3.64	4,638,831
Qualified XII (1.05)	95,758.516	3.64	348,561
Qualified XII (1.10)	52,631.406	3.63	191,052
Qualified XII (1.15)	26,214.641	3.62	94,897
Qualified XII (1.20)	23,537.119	3.61	84,969
Qualified XII (1.25)	64,005.555	3.60	230,420
Qualified XII (1.30)	970.751	3.59	3,485
Qualified XII (1.35)	9,088.826	3.58	32,538
Qualified XII (1.40)	30,281.285	3.58	108,407
Qualified XII (1.45)	703.643	3.57	2,512
Qualified XII (1.50)	3,422.192	3.56	12,183
Qualified XV	18,324.657	3.65	66,885
Qualified XVI	59,773.034	3.56	212,792
Qualified XVII	6,078.629	3.65	22,187
Qualified XVIII	7,352.055	3.65	26,835
Qualified XXI	153,744.566	3.68	565,780
Qualified XXIV	196,034.604	3.67	719,447
Qualified XXV	75,161.623	3.70	278,098
Qualified XXVI	23,076.902	3.68	84,923
Qualified XXVII	864,757.865	3.56	3,078,538
Qualified XXXII	2,562.700	10.00	25,627
Qualified XXXIV (0.60)	14,525.314	8.77	127,387
	11,027,234.109		$ 40,737,310

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth
Currently payable annuity contracts:			$ 210,491
Contracts in accumulation period:
Qualified VI	2,540,097.482	$ 14.30	36,323,394
Qualified VIII	554.934	14.29	7,930
Qualified X (1.15)	31,784.386	14.41	458,013
Qualified X (1.25)	317,434.405	14.30	4,539,312
Qualified XII (0.00)	42,614.316	9.43	401,853
Qualified XII (0.05)	22,086.403	14.93	329,750
Qualified XII (0.25)	131,316.120	9.74	1,279,019
Qualified XII (0.30)	72,335.051	9.70	701,650
Qualified XII (0.40)	299,121.995	15.14	4,528,707
Qualified XII (0.45)	116,594.797	9.61	1,120,476
Qualified XII (0.55)	17,616.021	9.55	168,233
Qualified XII (0.60)	54,680.863	9.51	520,015
Qualified XII (0.65)	27,074.261	9.48	256,664
Qualified XII (0.70)	256,409.418	9.45	2,423,069
Qualified XII (0.75)	571,824.628	9.42	5,386,588
Qualified XII (0.80)	481,659.307	10.69	5,148,938
Qualified XII (0.85)	185,448.949	14.75	2,735,372
Qualified XII (0.90)	16,929.110	10.34	175,047
Qualified XII (0.95)	142,835.724	14.64	2,091,115
Qualified XII (1.00)	829,922.085	14.58	12,100,264
Qualified XII (1.05)	88,767.011	14.52	1,288,897
Qualified XII (1.10)	47,811.610	14.47	691,834
Qualified XII (1.15)	21,180.430	14.41	305,210
Qualified XII (1.20)	6,500.905	14.36	93,353
Qualified XII (1.25)	27,913.636	14.30	399,165
Qualified XII (1.30)	8,045.122	14.25	114,643
Qualified XII (1.35)	2,078.435	14.19	29,493
Qualified XII (1.40)	13,958.487	14.14	197,373
Qualified XII (1.45)	1,478.906	14.08	20,823
Qualified XII (1.50)	4,398.931	14.03	61,717
Qualified XV	7,481.557	14.64	109,530
Qualified XVI	58,204.419	14.03	816,608
Qualified XVII	10,745.594	14.30	153,662
Qualified XVIII	40,425.595	14.69	593,852
Qualified XXI	35,425.000	14.76	522,873
Qualified XXIV	62,104.022	14.67	911,066
Qualified XXV	59,365.306	14.70	872,670
Qualified XXVI	17,836.208	14.61	260,587
Qualified XXVII	241,500.186	5.37	1,296,856
Qualified XXXII	10,256.633	10.93	112,105
Qualified XXXIV (0.60)	13,129.548	9.51	124,862
	6,936,947.796		$ 89,883,079

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap
Currently payable annuity contracts:			$ 4,320,519
Contracts in accumulation period:
ING MAP PLUS NP11	901.114	$ 10.78	9,714
ING MAP PLUS NP16	2,261.395	10.75	24,310
ING MAP PLUS NP17	6,689.023	10.75	71,907
ING MAP PLUS NP21	2,189.002	10.73	23,488
ING MAP PLUS NP23	616.604	10.72	6,610
ING MAP PLUS NP26	30.094	10.70	322
ING MAP PLUS NP27	16.168	10.70	173
ING MAP PLUS NP29	3,243.218	10.69	34,670
ING MAP PLUS NP7	7,900.555	10.80	85,326
ING MAP PLUS NP9	6,164.597	10.79	66,516
Qualified V	22.732	18.30	416
Qualified VI	12,053,612.460	18.54	223,473,975
Qualified VIII	5,250.998	18.53	97,301
Qualified X (1.15)	130,300.642	18.70	2,436,622
Qualified X (1.25)	1,224,653.991	18.54	22,705,085
Qualified XII (0.00)	127,121.662	10.71	1,361,473
Qualified XII (0.05)	391,453.509	19.38	7,586,369
Qualified XII (0.25)	714,615.670	11.87	8,482,488
Qualified XII (0.30)	100,124.176	11.83	1,184,469
Qualified XII (0.40)	466,832.452	19.66	9,177,926
Qualified XII (0.45)	423,973.891	11.72	4,968,974
Qualified XII (0.55)	223,076.718	11.64	2,596,613
Qualified XII (0.60)	325,584.483	11.60	3,776,780
Qualified XII (0.65)	88,982.180	11.56	1,028,634
Qualified XII (0.70)	765,777.257	11.52	8,821,754
Qualified XII (0.75)	1,294,852.393	11.49	14,877,854
Qualified XII (0.80)	3,127,840.720	12.77	39,942,526
Qualified XII (0.85)	1,005,097.861	19.17	19,267,726
Qualified XII (0.90)	67,929.163	12.31	836,208
Qualified XII (0.95)	623,072.857	19.01	11,844,615
Qualified XII (1.00)	4,222,763.180	18.93	79,936,907
Qualified XII (1.05)	278,888.913	18.85	5,257,056
Qualified XII (1.10)	166,098.401	18.77	3,117,667
Qualified XII (1.15)	259,832.246	18.70	4,858,863
Qualified XII (1.20)	34,593.501	18.62	644,131
Qualified XII (1.25)	116,478.263	18.54	2,159,507
Qualified XII (1.30)	13,198.483	18.46	243,644
Qualified XII (1.35)	18,808.863	18.39	345,895
Qualified XII (1.40)	65,981.813	18.31	1,208,127

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap (continued)
Qualified XII (1.45)	3,149.616	$ 18.24	$ 57,449
Qualified XII (1.50)	10,027.643	18.16	182,102
Qualified XV	37,365.982	18.99	709,580
Qualified XVI	188,039.032	18.19	3,420,430
Qualified XVII	79,075.803	18.68	1,477,136
Qualified XVIII	72,828.624	19.04	1,386,657
Qualified XXI	140,916.597	19.16	2,699,962
Qualified XXIV	131,731.250	19.04	2,508,163
Qualified XXV	133,995.645	19.06	2,553,957
Qualified XXVI	31,598.310	18.94	598,472
Qualified XXVII	2,392,048.506	18.74	44,826,989
Qualified XXVIII	721,286.403	18.68	13,473,630
Qualified XXXII	71,567.460	11.34	811,575
Qualified XXXIII (0.65)	5,765.980	10.67	61,523
Qualified XXXIV (0.60)	74,962.845	11.60	869,569
	32,461,190.944		$ 562,520,354

ING VP Index Plus MidCap
Currently payable annuity contracts:			$ 1,028,385
Contracts in accumulation period:
ING MAP PLUS NP14	10,297.788	$ 11.30	116,365
ING MAP PLUS NP16	653.587	11.29	7,379
ING MAP PLUS NP17	388.220	11.29	4,383
ING MAP PLUS NP21	1,025.022	11.27	11,552
ING MAP PLUS NP23	255.417	11.26	2,876
ING MAP PLUS NP26	16.904	11.24	190
ING MAP PLUS NP29	2,364.025	11.23	26,548
ING MAP PLUS NP30	32.263	11.22	362
ING MAP PLUS NP7	3,888.712	11.34	44,098
ING MAP PLUS NP9	1,377.317	11.33	15,605
Qualified V	8,032.921	18.59	149,332
Qualified VI	5,712,947.366	18.79	107,346,281
Qualified VIII	1,855.005	18.78	34,837
Qualified X (1.15)	67,226.586	18.92	1,271,927
Qualified X (1.25)	526,002.555	18.79	9,883,588
Qualified XII (0.05)	204,340.133	19.56	3,996,893
Qualified XII (0.15)	82,575.000	13.68	1,129,626
Qualified XII (0.25)	315,405.593	20.56	6,484,739
Qualified XII (0.30)	113,839.239	20.49	2,332,566
Qualified XII (0.40)	149,928.391	19.83	2,973,080
Qualified XII (0.45)	201,451.923	20.28	4,085,445
Qualified XII (0.55)	94,685.757	20.15	1,907,918

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus MidCap (continued)
Qualified XII (0.60)	417,848.954	$ 20.08	$ 8,390,407
Qualified XII (0.65)	101,888.611	20.02	2,039,810
Qualified XII (0.70)	315,249.824	19.95	6,289,234
Qualified XII (0.75)	442,115.385	19.89	8,793,675
Qualified XII (0.80)	2,047,007.950	19.37	39,650,544
Qualified XII (0.85)	577,038.290	19.30	11,136,839
Qualified XII (0.90)	24,389.605	19.24	469,256
Qualified XII (0.95)	402,880.448	19.18	7,727,247
Qualified XII (1.00)	2,898,090.162	19.11	55,382,503
Qualified XII (1.05)	197,865.879	19.05	3,769,345
Qualified XII (1.10)	149,319.231	18.98	2,834,079
Qualified XII (1.15)	89,722.675	18.92	1,697,553
Qualified XII (1.20)	20,823.383	18.86	392,729
Qualified XII (1.25)	104,291.059	18.79	1,959,629
Qualified XII (1.30)	12,305.873	18.73	230,489
Qualified XII (1.35)	8,427.852	18.67	157,348
Qualified XII (1.40)	50,145.513	18.61	933,208
Qualified XII (1.45)	7,191.478	18.54	133,330
Qualified XII (1.50)	10,138.312	18.48	187,356
Qualified XV	17,446.663	19.18	334,627
Qualified XVI	104,260.931	18.48	1,926,742
Qualified XVII	21,962.906	18.79	412,683
Qualified XVIII	27,288.132	18.79	512,744
Qualified XXI	56,916.960	19.34	1,100,774
Qualified XXIV	166,285.439	19.23	3,197,669
Qualified XXV	98,232.505	19.32	1,897,852
Qualified XXVI	32,925.313	19.20	632,166
Qualified XXVII	1,675,767.493	19.78	33,146,681
Qualified XXVIII	1,146,578.184	19.71	22,599,056
Qualified XXXII	15,226.707	11.72	178,457
Qualified XXXIII (0.65)	2,316.446	13.62	31,550
Qualified XXXIV (0.60)	23,444.124	20.08	470,758
	18,763,982.011		$ 361,470,315

ING VP Index Plus SmallCap
Currently payable annuity contracts:			$ 594,096
Contracts in accumulation period:
ING MAP PLUS NP10	3,463.783	$ 11.79	40,838
ING MAP PLUS NP16	2,375.935	11.76	27,941
ING MAP PLUS NP17	1,026.723	11.75	12,064
ING MAP PLUS NP29	30.625	11.69	358
ING MAP PLUS NP30	25.257	11.68	295

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus SmallCap (continued)
ING MAP PLUS NP9	3,925.169	$ 11.80	$ 46,317
Qualified VI	3,206,207.143	14.70	47,131,245
Qualified VIII	809.190	14.69	11,887
Qualified X (1.15)	62,756.216	14.80	928,792
Qualified X (1.25)	310,165.714	14.70	4,559,436
Qualified XII (0.00)	23,271.662	14.68	341,628
Qualified XII (0.05)	196,547.582	15.30	3,007,178
Qualified XII (0.25)	195,697.797	16.34	3,197,702
Qualified XII (0.30)	76,283.732	16.29	1,242,662
Qualified XII (0.45)	91,919.963	16.13	1,482,669
Qualified XII (0.55)	36,942.947	16.02	591,826
Qualified XII (0.60)	228,857.483	15.97	3,654,854
Qualified XII (0.65)	31,742.426	15.91	505,022
Qualified XII (0.70)	172,604.351	15.86	2,737,505
Qualified XII (0.75)	210,974.130	15.81	3,335,501
Qualified XII (0.80)	1,240,295.313	15.15	18,790,474
Qualified XII (0.85)	338,780.331	15.10	5,115,583
Qualified XII (0.90)	14,247.973	15.05	214,432
Qualified XII (0.95)	241,959.133	15.00	3,629,387
Qualified XII (1.00)	1,031,397.458	14.95	15,419,392
Qualified XII (1.05)	63,033.960	14.90	939,206
Qualified XII (1.10)	50,781.886	14.85	754,111
Qualified XII (1.15)	70,347.500	14.80	1,041,143
Qualified XII (1.20)	10,934.373	14.75	161,282
Qualified XII (1.25)	67,253.606	14.70	988,628
Qualified XII (1.30)	627.167	14.65	9,188
Qualified XII (1.35)	4,882.945	14.60	71,291
Qualified XII (1.40)	21,397.938	14.55	311,340
Qualified XII (1.45)	2,460.759	14.50	35,681
Qualified XII (1.50)	2,041.730	14.45	29,503
Qualified XV	18,176.933	15.00	272,654
Qualified XVI	68,874.810	14.45	995,241
Qualified XVII	20,764.150	14.70	305,233
Qualified XVIII	43,727.211	14.70	642,790
Qualified XXI	20,569.511	15.12	311,011
Qualified XXIV	91,647.872	15.04	1,378,384
Qualified XXV	61,798.213	15.11	933,771
Qualified XXVI	16,039.507	15.01	240,753
Qualified XXVII	1,155,530.590	15.43	17,829,837
Qualified XXVIII	919,885.175	15.38	14,147,834
Qualified XXXII	14,044.508	12.29	172,607
Qualified XXXIII (0.65)	2,853.899	14.62	41,724
Qualified XXXIV (0.60)	15,909.017	15.97	254,067
	10,465,891.296		$ 158,486,363

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP International Equity
Currently payable annuity contracts:			$ 22,589
Contracts in accumulation period:
Qualified VI	632,047.296	$ 9.43	5,960,206
Qualified VIII	13.044	9.43	123
Qualified X (1.15)	6,359.052	9.50	60,411
Qualified X (1.25)	95,073.595	9.43	896,544
Qualified XII (0.05)	2,322.302	9.82	22,805
Qualified XII (0.15)	2,379.279	11.10	26,410
Qualified XII (0.25)	30,978.942	9.83	304,523
Qualified XII (0.30)	12,311.747	9.79	120,532
Qualified XII (0.40)	97,452.865	9.95	969,656
Qualified XII (0.45)	24,599.485	9.70	238,615
Qualified XII (0.55)	2,141.640	9.63	20,624
Qualified XII (0.60)	43,987.295	10.94	481,221
Qualified XII (0.65)	6,968.338	9.57	66,687
Qualified XII (0.70)	52,188.574	9.54	497,879
Qualified XII (0.75)	12,622.082	9.51	120,036
Qualified XII (0.80)	67,801.954	9.72	659,035
Qualified XII (0.85)	86,698.865	9.69	840,112
Qualified XII (0.90)	1,493.685	9.66	14,429
Qualified XII (0.95)	47,928.898	9.62	461,076
Qualified XII (1.00)	105,850.678	9.59	1,015,108
Qualified XII (1.05)	15,207.426	9.56	145,383
Qualified XII (1.10)	11,277.019	9.53	107,470
Qualified XII (1.15)	7,408.316	9.50	70,379
Qualified XII (1.20)	1,712.896	9.46	16,204
Qualified XII (1.25)	14,063.945	9.43	132,623
Qualified XII (1.35)	703.522	9.37	6,592
Qualified XII (1.40)	6,564.989	9.34	61,317
Qualified XII (1.45)	45.865	9.31	427
Qualified XII (1.50)	1,832.759	9.28	17,008
Qualified XV	2,344.387	9.62	22,553
Qualified XVI	13,835.561	9.28	128,394
Qualified XVIII	6,874.019	9.43	64,822
Qualified XXI	6,370.442	9.71	61,857
Qualified XXIV	22,318.963	9.65	215,378
Qualified XXV	12,019.485	9.70	116,589
Qualified XXVI	382.243	9.63	3,681
Qualified XXVII	54,101.937	6.71	363,024
Qualified XXXII	465.928	12.18	5,675
Qualified XXXIV (0.60)	202.285	10.94	2,213
	1,508,951.603		$ 14,340,210

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Small Company
Currently payable annuity contracts:			$ 484,755
Contracts in accumulation period:
Qualified V	320.822	$ 21.90	7,026
Qualified VI	2,636,926.477	22.17	58,460,660
Qualified VIII	1,103.701	22.16	24,458
Qualified X (1.15)	39,059.418	22.35	872,978
Qualified X (1.25)	316,370.636	22.17	7,013,937
Qualified XII (0.00)	30,744.783	12.46	383,080
Qualified XII (0.05)	36,192.225	23.15	837,850
Qualified XII (0.25)	118,229.364	15.87	1,876,300
Qualified XII (0.30)	80,997.217	15.81	1,280,566
Qualified XII (0.40)	219,573.114	23.47	5,153,381
Qualified XII (0.45)	91,184.228	15.66	1,427,945
Qualified XII (0.55)	57,476.864	15.56	894,340
Qualified XII (0.60)	274,222.452	15.50	4,250,448
Qualified XII (0.65)	41,749.320	15.45	645,027
Qualified XII (0.70)	279,249.221	15.40	4,300,438
Qualified XII (0.75)	522,075.114	15.35	8,013,853
Qualified XII (0.80)	1,718,729.595	16.32	28,049,667
Qualified XII (0.85)	270,368.124	22.87	6,183,319
Qualified XII (0.90)	21,355.063	15.80	337,410
Qualified XII (0.95)	138,534.068	22.69	3,143,338
Qualified XII (1.00)	980,499.204	22.61	22,169,087
Qualified XII (1.05)	95,884.458	22.52	2,159,318
Qualified XII (1.10)	52,216.095	22.43	1,171,207
Qualified XII (1.15)	87,891.499	22.35	1,964,375
Qualified XII (1.20)	16,679.874	22.26	371,294
Qualified XII (1.25)	38,793.775	22.17	860,058
Qualified XII (1.30)	7,599.683	22.09	167,877
Qualified XII (1.35)	2,134.727	22.00	46,964
Qualified XII (1.40)	26,280.155	21.92	576,061
Qualified XII (1.45)	2,451.214	21.83	53,510
Qualified XII (1.50)	5,623.402	21.75	122,309
Qualified XV	9,937.990	22.69	225,493
Qualified XVI	58,199.356	21.75	1,265,836
Qualified XVII	8,472.215	22.17	187,829
Qualified XVIII	14,215.547	22.77	323,688
Qualified XXI	26,937.222	22.89	616,593
Qualified XXIV	79,181.047	22.74	1,800,577
Qualified XXV	43,219.789	22.79	984,979
Qualified XXVI	10,561.324	22.65	239,214
Qualified XXVII	519,293.557	11.02	5,722,615
Qualified XXVIII	56,367.292	11.74	661,752
Qualified XXXII	15,288.552	11.53	176,277
Qualified XXXIII (0.65)	367.688	12.41	4,563
Qualified XXXIV (0.60)	17,191.484	15.50	266,468
	9,069,748.955		$ 175,778,720

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Value Opportunity
Contracts in accumulation period:
Qualified V	216.151	$ 17.77	$ 3,841
Qualified VI	1,889,964.944	18.00	34,019,369
Qualified VIII	644.691	17.99	11,598
Qualified X (1.15)	41,012.900	18.14	743,974
Qualified X (1.25)	190,637.778	18.00	3,431,480
Qualified XII (0.00)	32,286.494	9.70	313,179
Qualified XII (0.05)	5,534.593	18.79	103,995
Qualified XII (0.25)	190,743.622	12.70	2,422,444
Qualified XII (0.30)	53,494.234	12.66	677,237
Qualified XII (0.45)	21,558.419	12.53	270,127
Qualified XII (0.55)	186,341.124	12.45	2,319,947
Qualified XII (0.60)	166,604.754	12.41	2,067,565
Qualified XII (0.65)	15,981.406	12.37	197,690
Qualified XII (0.70)	248,943.147	12.33	3,069,469
Qualified XII (0.75)	344,181.123	12.29	4,229,986
Qualified XII (0.80)	635,659.377	13.49	8,575,045
Qualified XII (0.85)	235,565.949	18.56	4,372,104
Qualified XII (0.90)	21,027.321	13.14	276,299
Qualified XII (0.95)	149,673.833	18.42	2,756,992
Qualified XII (1.00)	798,182.670	18.35	14,646,652
Qualified XII (1.05)	63,731.455	18.28	1,165,011
Qualified XII (1.10)	36,914.717	18.21	672,217
Qualified XII (1.15)	54,581.863	18.14	990,115
Qualified XII (1.20)	30,067.239	18.07	543,315
Qualified XII (1.25)	32,827.111	18.00	590,888
Qualified XII (1.30)	7,191.634	17.93	128,946
Qualified XII (1.35)	2,965.398	17.86	52,962
Qualified XII (1.40)	15,601.855	17.79	277,557
Qualified XII (1.45)	1,021.050	17.72	18,093
Qualified XII (1.50)	3,315.807	17.65	58,524
Qualified XV	3,011.835	18.42	55,478
Qualified XVI	33,789.632	17.65	596,387
Qualified XVII	9,238.445	18.00	166,292
Qualified XVIII	7,420.617	18.48	137,133
Qualified XXI	25,183.845	18.57	467,664
Qualified XXIV	41,035.807	18.46	757,521
Qualified XXV	31,547.946	18.50	583,637
Qualified XXVI	8,121.382	18.38	149,271
Qualified XXVII	817,816.837	13.72	11,220,447
Qualified XXVIII	509,358.742	13.67	6,962,934
Qualified XXXII	7,239.399	11.32	81,950
Qualified XXXIII (0.65)	23.913	9.66	231
Qualified XXXIV (0.60)	14,748.187	12.41	183,025
	6,985,009.246		$ 110,368,591

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Financial Services
Contracts in accumulation period:
Qualified VI	8,717.177	$ 11.12	$ 96,935
Qualified X (1.25)	34.266	11.44	392
Qualified XII (0.75)	0.179	11.16	2
Qualified XII (0.80)	1,477.778	11.16	16,492
Qualified XII (0.85)	933.364	11.15	10,407
Qualified XII (0.95)	9.686	11.15	108
Qualified XII (1.00)	5,499.461	11.14	61,264
Qualified XII (1.05)	156.822	11.14	1,747
Qualified XII (1.25)	523.112	11.12	5,817
Qualified XXIV	117.445	11.35	1,333
	17,469.290		$ 194,497

ING VP International Value
Currently payable annuity contracts:			$ 287,214
Contracts in accumulation period:
ING MAP PLUS NP17	1,297.920	$ 11.54	14,978
ING MAP PLUS NP26	6.527	11.49	75
ING MAP PLUS NP27	25.849	11.49	297
ING MAP PLUS NP7	515.703	11.59	5,977
Qualified V	6,256.525	11.80	73,827
Qualified VI	845,792.080	11.87	10,039,552
Qualified X (1.15)	24,052.897	11.91	286,470
Qualified X (1.25)	183,335.973	11.87	2,176,198
Qualified XII (0.30)	10,661.746	12.26	130,713
Qualified XII (0.40)	75,769.721	12.22	925,906
Qualified XII (0.45)	4,546.885	12.20	55,472
Qualified XII (0.55)	25,881.744	12.16	314,722
Qualified XII (0.60)	11,159.852	12.13	135,369
Qualified XII (0.65)	23,580.347	12.11	285,558
Qualified XII (0.70)	61,310.836	12.09	741,248
Qualified XII (0.75)	390,089.809	12.07	4,708,384
Qualified XII (0.80)	359,887.137	12.05	4,336,640
Qualified XII (0.85)	68,875.312	12.03	828,570
Qualified XII (0.90)	1,708.327	12.01	20,517
Qualified XII (0.95)	66,697.081	11.99	799,698
Qualified XII (1.00)	2,256,852.966	11.97	27,014,530
Qualified XII (1.05)	25,396.067	11.95	303,483
Qualified XII (1.10)	20,979.631	11.93	250,287
Qualified XII (1.15)	64,416.037	11.91	767,195
Qualified XII (1.20)	3,068.965	11.89	36,490
Qualified XII (1.25)	12,651.980	11.87	150,179

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP International Value (continued)

Qualified XII (1.30)	1,541.941	$ 11.85	$ 18,272
Qualified XII (1.35)	937.394	11.82	11,080
Qualified XII (1.40)	5,529.746	11.80	65,251
Qualified XII (1.45)	866.723	11.78	10,210
Qualified XII (1.50)	1,088.520	11.76	12,801
Qualified XV	7,220.934	11.99	86,579
Qualified XVI	12,453.316	11.76	146,451
Qualified XVII	2,461.921	11.87	29,223
Qualified XVIII	15,740.522	11.87	186,840
Qualified XXI	3,691.784	12.05	44,486
Qualified XXIV	39,381.198	12.02	473,362
Qualified XXV	10,472.030	12.12	126,921
Qualified XXVI	2,898.917	12.01	34,816
Qualified XXVIII	167,823.331	13.33	2,237,085
Qualified XXXII	972.309	12.17	11,833
Qualified XXXIII (0.65)	11,146.390	12.05	134,314
Qualified XXXIV (0.60)	4,962.490	12.13	60,195
	4,834,007.383		$ 58,379,268

ING VP MagnaCap
Contracts in accumulation period:
Qualified VI	100,037.710	$ 9.52	$ 952,359
Qualified XII (0.60)	125.000	9.68	1,210
Qualified XII (0.65)	226.577	9.67	2,191
Qualified XII (0.70)	253.106	9.66	2,445
Qualified XII (0.80)	3,823.883	9.63	36,824
Qualified XII (0.85)	21,790.541	9.62	209,625
Qualified XII (0.90)	243.496	9.61	2,340
Qualified XII (0.95)	6,188.425	9.59	59,347
Qualified XII (1.00)	26,072.338	9.58	249,773
Qualified XII (1.05)	2,470.846	9.57	23,646
Qualified XII (1.10)	831.727	9.55	7,943
Qualified XII (1.15)	1,382.809	9.54	13,192
Qualified XII (1.20)	87.618	9.53	835
Qualified XII (1.25)	2,700.421	9.52	25,708
Qualified XII (1.35)	304.110	9.49	2,886
Qualified XII (1.40)	143.777	9.48	1,363
Qualified XII (1.45)	4.863	9.46	46
Qualified XII (1.50)	791.006	9.45	7,475
Qualified XVI	239.683	9.45	2,265
Qualified XXI	1,186.812	9.63	11,429
Qualified XXIV	11,770.582	9.62	113,233
Qualified XXV	2,125.310	9.68	20,573
Qualified XXVI	106.451	9.61	1,023
Qualified XXXIV (0.60)	22.624	9.68	219
	182,929.715		$ 1,747,950

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP MidCap Opportunities
Contracts in accumulation period:
Qualified VI	250,795.136	$ 10.28	$ 2,578,174
Qualified X (1.15)	10,821.317	10.32	111,676
Qualified X (1.25)	41,747.665	10.28	429,166
Qualified XII (0.55)	15,350.142	10.53	161,637
Qualified XII (0.60)	2,965.442	11.43	33,895
Qualified XII (0.65)	2,002.667	10.50	21,028
Qualified XII (0.70)	7,440.362	10.48	77,975
Qualified XII (0.75)	2,680.497	10.46	28,038
Qualified XII (0.80)	44,281.130	10.44	462,295
Qualified XII (0.85)	14,596.929	10.42	152,100
Qualified XII (0.90)	793.948	10.41	8,265
Qualified XII (0.95)	36,782.291	10.39	382,168
Qualified XII (1.00)	48,115.911	10.37	498,962
Qualified XII (1.05)	6,323.961	10.35	65,453
Qualified XII (1.10)	6,064.216	10.34	62,704
Qualified XII (1.15)	857.074	10.32	8,845
Qualified XII (1.20)	761.359	10.30	7,842
Qualified XII (1.25)	5,605.447	10.28	57,624
Qualified XII (1.30)	29.727	10.26	305
Qualified XII (1.35)	310.830	10.25	3,186
Qualified XII (1.40)	2,400.880	10.23	24,561
Qualified XII (1.45)	1,227.522	10.21	12,533
Qualified XII (1.50)	592.738	10.19	6,040
Qualified XV	82.194	10.39	854
Qualified XVI	6,239.254	10.19	63,578
Qualified XVIII	4,041.245	10.28	41,544
Qualified XXI	3,321.456	10.44	34,676
Qualified XXIV	11,118.138	10.42	115,851
Qualified XXV	4,921.619	10.50	51,677
Qualified XXVI	1,494.237	10.41	15,555
Qualified XXXIV (0.60)	2,408.399	11.43	27,528
	536,173.733		$ 5,545,735

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Real Estate
Contracts in accumulation period:
Qualified VI	659,404.899	$ 13.88	$ 9,152,540
Qualified X (1.15)	5,823.542	13.89	80,889
Qualified X (1.25)	41,062.968	13.88	569,954
Qualified XII (0.55)	545.018	13.95	7,603
Qualified XII (0.65)	65.208	13.94	909
Qualified XII (0.70)	2,923.960	13.94	40,760
Qualified XII (0.75)	1,342.140	13.93	18,696
Qualified XII (0.80)	610,444.006	13.93	8,503,485
Qualified XII (0.85)	21,014.224	13.92	292,518
Qualified XII (0.90)	108.333	13.92	1,508
Qualified XII (0.95)	18,544.285	13.91	257,951
Qualified XII (1.00)	341,616.391	13.91	4,751,884
Qualified XII (1.05)	9,097.338	13.90	126,453
Qualified XII (1.10)	3,096.978	13.90	43,048
Qualified XII (1.15)	10,565.443	13.89	146,754
Qualified XII (1.20)	290.857	13.89	4,040
Qualified XII (1.25)	3,731.484	13.88	51,793
Qualified XII (1.30)	467.507	13.88	6,489
Qualified XII (1.35)	29.560	13.87	410
Qualified XII (1.40)	1,375.703	13.87	19,081
Qualified XII (1.45)	0.216	13.87	3
Qualified XII (1.50)	855.484	13.86	11,857
Qualified XVI	2,647.403	13.86	36,693
Qualified XVIII	3,202.522	13.88	44,451
Qualified XXIV	84,960.456	13.58	1,153,763
Qualified XXVII	135,857.512	13.91	1,889,778
Qualified XXXII	838.400	13.88	11,637
	1,959,911.837		$ 27,224,947

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP SmallCap Opportunities
Contracts in accumulation period:
Qualified V	128.591	$ 7.38	$ 949
Qualified VI	261,279.650	7.42	1,938,695
Qualified VIII	126.415	7.42	938
Qualified X (1.25)	55,719.677	7.42	413,440
Qualified XII (0.40)	78,599.345	7.64	600,499
Qualified XII (0.45)	10,727.655	7.63	81,852
Qualified XII (0.55)	354,764.079	7.60	2,696,207
Qualified XII (0.60)	5,796.906	8.08	46,839
Qualified XII (0.65)	9,229.156	7.58	69,957
Qualified XII (0.70)	14,063.889	7.56	106,323
Qualified XII (0.75)	52,532.583	7.55	396,621
Qualified XII (0.80)	55,768.303	7.54	420,493
Qualified XII (0.85)	14,721.675	7.52	110,707
Qualified XII (0.90)	309.854	7.51	2,327
Qualified XII (0.95)	10,741.334	7.50	80,560
Qualified XII (1.00)	86,221.391	7.48	644,936
Qualified XII (1.05)	6,479.116	7.47	48,399
Qualified XII (1.10)	4,123.726	7.46	30,763
Qualified XII (1.15)	1,799.731	7.45	13,408
Qualified XII (1.20)	2,396.904	7.43	17,809
Qualified XII (1.25)	8,829.919	7.42	65,518
Qualified XII (1.35)	638.566	7.39	4,719
Qualified XII (1.40)	3,099.593	7.38	22,875
Qualified XII (1.45)	293.623	7.37	2,164
Qualified XII (1.50)	1,646.060	7.36	12,115
Qualified XV	471.333	7.50	3,535
Qualified XVI	8,595.517	7.36	63,263
Qualified XVIII	5,768.059	7.42	42,799
Qualified XXI	722.679	7.54	5,449
Qualified XXIV	16,951.064	7.52	127,472
Qualified XXV	11,772.691	7.58	89,237
Qualified XXVI	1,234.088	7.51	9,268
Qualified XXXIV (0.60)	969.554	8.08	7,834
	1,086,522.726		$ 8,177,970

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Real Estate
Contracts in accumulation period:
ING MAP PLUS NP10	2,983.542	$ 12.76	$ 38,070
ING MAP PLUS NP15	69.835	12.73	889
ING MAP PLUS NP16	3,267.479	12.73	41,595
ING MAP PLUS NP17	2,494.340	12.72	31,728
ING MAP PLUS NP19	1,174.665	12.71	14,930
ING MAP PLUS NP22	12,136.249	12.69	154,009
ING MAP PLUS NP30	77.944	12.65	986
	22,204.054		$ 282,207

Janus Advisor Series Balanced
Contracts in accumulation period:
Qualified XII (1.00)	8.071	$ 11.40	$ 92
	8.071		$ 92

Janus Aspen Balanced
Currently payable annuity contracts:			$ 258,468
Contracts in accumulation period:
Qualified V	761.214	$ 24.88	18,939
Qualified VI	5,950,152.890	25.26	150,300,862
Qualified VIII	4,110.618	25.24	103,752
Qualified X (1.15)	78,493.538	26.46	2,076,939
Qualified X (1.25)	712,694.964	26.21	18,679,735
Qualified XII (0.05)	59,741.326	26.40	1,577,171
Qualified XII (0.15)	105,721.652	11.50	1,215,799
Qualified XII (0.25)	311,111.355	15.94	4,959,115
Qualified XII (0.30)	148,874.055	15.88	2,364,120
Qualified XII (0.40)	531,902.011	23.87	12,696,501
Qualified XII (0.45)	553,170.502	15.73	8,701,372
Qualified XII (0.55)	474,298.655	15.62	7,408,545
Qualified XII (0.60)	33,226.332	15.57	517,334
Qualified XII (0.65)	58,434.343	15.52	906,901
Qualified XII (0.70)	483,683.581	15.47	7,482,585
Qualified XII (0.75)	807,820.882	15.42	12,456,598
Qualified XII (0.80)	843,134.136	16.61	14,004,458
Qualified XII (0.85)	493,644.588	23.28	11,492,046
Qualified XII (0.90)	37,701.421	16.18	610,009
Qualified XII (0.95)	360,479.333	23.08	8,319,863
Qualified XII (1.00)	1,730,560.400	22.98	39,768,278
Qualified XII (1.05)	259,170.367	22.88	5,929,818
Qualified XII (1.10)	161,442.494	22.78	3,677,660
Qualified XII (1.15)	99,264.771	22.68	2,251,325
Qualified XII (1.20)	40,486.670	22.58	914,189

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Balanced (continued)
Qualified XII (1.25)	107,355.047	$ 22.49	$ 2,414,415
Qualified XII (1.30)	8,067.352	22.39	180,628
Qualified XII (1.35)	17,913.863	22.29	399,300
Qualified XII (1.40)	56,849.549	22.20	1,262,060
Qualified XII (1.45)	5,603.710	22.10	123,842
Qualified XII (1.50)	7,456.111	22.01	164,109
Qualified XV	16,292.697	25.88	421,655
Qualified XVI	135,065.927	24.77	3,345,583
Qualified XVII	5,992.636	25.26	151,374
Qualified XVIII	25,860.969	26.21	677,816
Qualified XXI	53,775.930	26.09	1,403,014
Qualified XXIV	141,346.540	23.12	3,267,932
Qualified XXV	177,086.550	25.80	4,568,833
Qualified XXVI	24,726.609	25.63	633,743
Qualified XXVII	1,025,397.813	10.06	10,315,502
Qualified XXXII	39,137.603	10.93	427,774
Qualified XXXIII (0.65)	4,920.943	11.46	56,394
Qualified XXXIV (0.60)	541,868.337	15.57	8,436,890
	16,734,800.284		$ 356,943,246

Janus Aspen Capital Appreciation
Contracts in accumulation period:
Qualified X (1.25)	37,576.369	$ 11.51	$ 432,504
Qualified XVIII	2,807.124	11.51	32,310
Qualified XXVII	324,385.147	8.55	2,773,493
	364,768.640		$ 3,238,307

Janus Aspen Flexible Income
Contracts in accumulation period:
Qualified V	333.698	$ 20.09	$ 6,704
Qualified VI	1,416,300.000	20.42	28,920,846
Qualified VIII	200.833	20.41	4,099
Qualified X (1.15)	11,783.370	13.83	162,964
Qualified X (1.25)	176,770.888	13.74	2,428,832
Qualified XII (0.05)	15,602.810	21.35	333,120
Qualified XII (0.15)	15,138.386	12.27	185,748
Qualified XII (0.25)	90,318.853	14.64	1,322,268
Qualified XII (0.30)	130,922.260	14.60	1,911,465
Qualified XII (0.40)	173,296.632	18.11	3,138,402
Qualified XII (0.45)	92,521.868	14.45	1,336,941
Qualified XII (0.55)	65,115.877	14.36	935,064
Qualified XII (0.60)	105,125.227	14.31	1,504,342

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Flexible Income (continued)
Qualified XII (0.65)	48,954.979	$ 14.26	$ 698,098
Qualified XII (0.70)	239,641.561	14.22	3,407,703
Qualified XII (0.75)	263,604.305	14.17	3,735,273
Qualified XII (0.80)	273,284.050	14.42	3,940,756
Qualified XII (0.85)	196,824.689	17.66	3,475,924
Qualified XII (0.90)	10,368.877	14.33	148,586
Qualified XII (0.95)	146,978.584	17.51	2,573,595
Qualified XII (1.00)	591,157.970	17.44	10,309,795
Qualified XII (1.05)	63,822.235	17.36	1,107,954
Qualified XII (1.10)	94,388.953	17.29	1,631,985
Qualified XII (1.15)	22,338.699	17.21	384,449
Qualified XII (1.20)	19,865.636	17.14	340,497
Qualified XII (1.25)	36,460.141	17.06	622,010
Qualified XII (1.30)	1,801.765	16.99	30,612
Qualified XII (1.35)	8,609.515	16.92	145,673
Qualified XII (1.40)	23,430.404	16.84	394,568
Qualified XII (1.45)	3,732.260	16.77	62,590
Qualified XII (1.50)	4,474.132	16.70	74,718
Qualified XV	10,709.273	20.92	224,038
Qualified XVI	33,591.613	20.03	672,840
Qualified XVII	2,896.719	20.42	59,151
Qualified XVIII	5,387.845	13.74	74,029
Qualified XXI	15,752.417	21.10	332,376
Qualified XXIV	40,553.877	17.54	711,315
Qualified XXV	19,215.484	20.86	400,835
Qualified XXVI	10,197.251	20.73	211,389
Qualified XXXII	2,964.660	10.30	30,536
Qualified XXXIII (0.65)	1,008.994	12.23	12,340
Qualified XXXIV (0.60)	11,507.058	14.31	164,666
	4,496,954.648		$ 78,169,096

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Growth
Currently payable annuity contracts:			$ 359,229
Contracts in accumulation period:
Qualified I	48.354	$ 15.49	749
Qualified V	1,523.277	17.70	26,962
Qualified VI	4,180,956.936	17.95	75,048,177
Qualified VIII	2,805.070	17.95	50,351
Qualified X (1.15)	28,575.284	19.38	553,789
Qualified X (1.25)	437,330.625	19.20	8,396,748
Qualified XII (0.05)	21,325.320	18.76	400,063
Qualified XII (0.15)	79,740.498	9.63	767,901
Qualified XII (0.25)	215,724.815	10.80	2,329,828
Qualified XII (0.30)	144,418.942	10.77	1,555,392
Qualified XII (0.40)	379,229.957	16.29	6,177,656
Qualified XII (0.45)	143,345.497	10.66	1,528,063
Qualified XII (0.55)	62,609.821	10.59	663,038
Qualified XII (0.60)	381,881.517	10.55	4,028,850
Qualified XII (0.65)	69,913.403	10.52	735,489
Qualified XII (0.70)	605,402.195	10.48	6,344,615
Qualified XII (0.75)	295,205.933	10.45	3,084,902
Qualified XII (0.80)	720,882.199	11.46	8,261,310
Qualified XII (0.85)	493,053.023	15.88	7,829,682
Qualified XII (0.90)	49,287.161	11.06	545,116
Qualified XII (0.95)	225,860.698	15.75	3,557,306
Qualified XII (1.00)	989,902.806	15.68	15,521,676
Qualified XII (1.05)	147,917.873	15.61	2,308,998
Qualified XII (1.10)	124,258.585	15.55	1,932,221
Qualified XII (1.15)	55,355.685	15.48	856,906
Qualified XII (1.20)	11,320.247	15.41	174,445
Qualified XII (1.25)	54,886.766	15.34	841,963
Qualified XII (1.30)	5,193.521	15.28	79,357
Qualified XII (1.35)	6,770.085	15.21	102,973
Qualified XII (1.40)	30,587.525	15.15	463,401
Qualified XII (1.45)	1,147.480	15.08	17,304
Qualified XII (1.50)	9,887.616	15.02	148,512
Qualified XV	22,030.397	18.39	405,139
Qualified XVI	108,343.271	17.61	1,907,925
Qualified XVII	13,946.630	17.95	250,342
Qualified XVIII	21,896.719	19.20	420,417
Qualified XXI	68,970.135	18.55	1,279,396
Qualified XXII	264.316	18.72	4,948
Qualified XXIV	112,201.394	15.78	1,770,538
Qualified XXV	105,124.700	18.34	1,927,987

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Growth (continued)

Qualified XXVI	22,146.323	$ 18.22	$ 403,506
Qualified XXVII	1,579,855.078	19.79	31,265,332
Qualified XXVIII	228,629.690	19.67	4,497,146
Qualified XXXII	35,849.338	10.58	379,286
Qualified XXXIII (0.65)	219.792	9.60	2,110
Qualified XXXIV (0.60)	27,871.469	10.55	294,044
	12,323,697.966		$ 199,501,088

Janus Aspen Mid Cap Growth
Contracts in accumulation period:
Qualified I	41.156	$ 14.87	$ 612
Qualified V	877.390	20.92	18,355
Qualified VI	8,889,785.607	21.26	188,996,842
Qualified VIII	9,449.694	21.25	200,806
Qualified X (1.15)	23,824.843	20.73	493,889
Qualified X (1.25)	815,087.531	20.53	16,733,747
Qualified XII (0.05)	115,819.982	22.22	2,573,520
Qualified XII (0.15)	206,811.243	10.94	2,262,515
Qualified XII (0.25)	515,553.705	13.09	6,748,598
Qualified XII (0.30)	446,772.873	13.05	5,830,386
Qualified XII (0.45)	456,123.065	12.92	5,893,110
Qualified XII (0.55)	113,095.869	12.83	1,451,020
Qualified XII (0.60)	789,107.819	12.79	10,092,689
Qualified XII (0.65)	99,290.431	12.75	1,265,953
Qualified XII (0.70)	799,977.262	12.71	10,167,711
Qualified XII (0.75)	844,106.319	12.66	10,686,386
Qualified XII (0.80)	1,637,608.376	13.61	22,287,850
Qualified XII (0.85)	1,163,046.567	14.71	17,108,415
Qualified XII (0.90)	57,773.910	13.30	768,393
Qualified XII (0.95)	734,812.689	14.58	10,713,569
Qualified XII (1.00)	2,758,953.031	14.52	40,059,998
Qualified XII (1.05)	340,366.528	14.46	4,921,700
Qualified XII (1.10)	272,267.986	14.40	3,920,659
Qualified XII (1.15)	161,763.573	14.33	2,318,072
Qualified XII (1.20)	45,237.421	14.27	645,538
Qualified XII (1.25)	118,948.065	14.21	1,690,252
Qualified XII (1.30)	7,648.481	14.15	108,226
Qualified XII (1.35)	29,900.497	14.09	421,298
Qualified XII (1.40)	78,426.942	14.03	1,100,330
Qualified XII (1.45)	2,239.585	13.97	31,287
Qualified XII (1.50)	23,491.302	13.91	326,764
Qualified XV	65,531.221	21.78	1,427,270

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Mid Cap Growth (continued)
Qualified XVI	209,514.094	$ 20.86	$ 4,370,464
Qualified XVII	27,191.392	21.26	578,089
Qualified XVIII	27,679.396	20.53	568,258
Qualified XXI	182,201.365	21.97	4,002,964
Qualified XXII	43.843	22.17	972
Qualified XXIV	370,418.960	14.61	5,411,821
Qualified XXV	267,172.882	21.72	5,802,995
Qualified XXVI	76,241.937	21.58	1,645,301
Qualified XXVII	2,256,189.603	24.72	55,773,007
Qualified XXVIII	289,261.986	24.57	7,107,167
Qualified XXXII	30,648.450	12.26	375,750
Qualified XXXIV (0.60)	112,053.245	12.79	1,433,161
	25,472,358.116		$ 458,335,709

Janus Aspen Worldwide Growth
Currently payable annuity contracts:			$ 519,898
Contracts in accumulation period:
Qualified V	820.774	$ 20.41	16,752
Qualified VI	8,351,236.138	20.56	171,701,415
Qualified VIII	8,624.500	20.49	176,716
Qualified X (1.15)	47,800.171	23.32	1,114,700
Qualified X (1.25)	806,681.334	23.09	18,626,272
Qualified XII (0.05)	86,381.200	21.49	1,856,332
Qualified XII (0.15)	125,431.118	9.48	1,189,087
Qualified XII (0.25)	683,019.029	10.51	7,178,530
Qualified XII (0.30)	213,825.954	10.48	2,240,896
Qualified XII (0.40)	383,966.872	17.87	6,861,488
Qualified XII (0.45)	691,100.675	10.37	7,166,714
Qualified XII (0.55)	163,286.699	10.30	1,681,853
Qualified XII (0.60)	790,819.766	10.27	8,121,719
Qualified XII (0.65)	108,910.058	10.24	1,115,239
Qualified XII (0.70)	1,004,140.785	10.20	10,242,236
Qualified XII (0.75)	995,706.785	10.17	10,126,338
Qualified XII (0.80)	1,435,110.906	11.92	17,106,522
Qualified XII (0.85)	873,972.002	17.43	15,233,332
Qualified XII (0.90)	71,081.261	11.58	823,121
Qualified XII (0.95)	596,642.419	17.28	10,309,981
Qualified XII (1.00)	2,030,795.407	17.20	34,929,681
Qualified XII (1.05)	340,989.142	17.13	5,841,144
Qualified XII (1.10)	212,534.193	17.05	3,623,708
Qualified XII (1.15)	165,203.651	16.98	2,805,158
Qualified XII (1.20)	35,848.788	16.91	606,203

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Worldwide Growth (continued)
Qualified XII (1.25)	69,875.045	$ 16.83	$ 1,175,997
Qualified XII (1.30)	7,636.217	16.76	127,983
Qualified XII (1.35)	16,806.111	16.69	280,494
Qualified XII (1.40)	55,159.567	16.62	916,752
Qualified XII (1.45)	2,765.861	16.55	45,775
Qualified XII (1.50)	19,870.249	16.47	327,263
Qualified XV	48,324.121	21.06	1,017,706
Qualified XVI	197,373.376	20.17	3,981,021
Qualified XVII	36,361.479	20.56	747,592
Qualified XVIII	37,079.298	23.09	856,161
Qualified XXI	105,840.160	21.24	2,248,045
Qualified XXII	1,017.817	21.44	21,822
Qualified XXIV	250,240.554	17.31	4,331,664
Qualified XXV	139,748.238	21.00	2,934,713
Qualified XXVI	48,080.115	20.87	1,003,432
Qualified XXVII	2,326,339.432	23.23	54,040,865
Qualified XXVIII	385,185.275	23.09	8,893,928
Qualified XXXII	52,890.968	10.85	573,867
Qualified XXXIV (0.60)	82,855.306	10.27	850,924
	24,107,378.816		$ 425,591,039

Janus Twenty
Contracts in accumulation period:
Qualified XII (0.95)	84,713.559	$ 5.90	$ 499,810
Qualified XII (1.10)	39,284.327	5.87	230,599
	123,997.886		$ 730,409

Lord Abbett Affiliated
Contracts in accumulation period:
ING MAP PLUS NP10	289.369	$ 11.10	$ 3,212
ING MAP PLUS NP14	623.556	11.08	6,909
ING MAP PLUS NP15	2,642.006	11.07	29,247
ING MAP PLUS NP16	8,800.452	11.07	97,421
ING MAP PLUS NP17	2,583.363	11.06	28,572
ING MAP PLUS NP22	3,498.460	11.04	38,623
ING MAP PLUS NP23	174.343	11.03	1,923
ING MAP PLUS NP26	1,397.641	11.02	15,402
	20,009.190		$ 221,309

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Growth and Income
Currently payable annuity contracts:			$ 682,674
Contracts in accumulation period:
Qualified V	1,394.751	$ 11.24	15,677
Qualified VI	3,951,615.650	11.31	44,692,773
Qualified VIII	4,402.832	11.30	49,752
Qualified X (1.15)	101,882.540	11.34	1,155,348
Qualified X (1.25)	686,678.692	11.31	7,766,336
Qualified XII (0.45)	796.213	11.62	9,252
Qualified XII (0.55)	200,109.586	11.58	2,317,269
Qualified XII (0.60)	46,852.574	11.85	555,203
Qualified XII (0.65)	71,097.487	11.54	820,465
Qualified XII (0.70)	191,700.695	11.52	2,208,392
Qualified XII (0.75)	236,532.087	11.50	2,720,119
Qualified XII (0.80)	578,567.945	11.48	6,641,960
Qualified XII (0.85)	738,287.609	11.46	8,460,776
Qualified XII (0.90)	20,383.828	11.44	233,191
Qualified XII (0.95)	285,912.960	11.42	3,265,126
Qualified XII (1.00)	1,645,556.491	11.40	18,759,344
Qualified XII (1.05)	128,257.645	11.38	1,459,572
Qualified XII (1.10)	121,409.595	11.36	1,379,213
Qualified XII (1.15)	37,600.176	11.34	426,386
Qualified XII (1.20)	28,089.585	11.33	318,255
Qualified XII (1.25)	85,275.685	11.31	964,468
Qualified XII (1.30)	9,718.334	11.29	109,720
Qualified XII (1.35)	3,821.473	11.27	43,068
Qualified XII (1.40)	31,920.978	11.25	359,111
Qualified XII (1.45)	4,484.150	11.23	50,357
Qualified XII (1.50)	24,465.032	11.21	274,253
Qualified XV	12,474.168	11.42	142,455
Qualified XVI	77,390.009	11.21	867,542
Qualified XVII	18,851.105	11.31	213,206
Qualified XVIII	24,234.748	11.31	274,095
Qualified XXI	48,282.840	11.48	554,287
Qualified XXIV	56,108.465	11.46	643,003
Qualified XXV	75,691.304	11.50	870,450
Qualified XXVI	11,720.542	11.44	134,083
Qualified XXXII	4,273.988	11.61	49,621
Qualified XXXIV (0.60)	15,217.468	11.85	180,327
	9,581,059.230		$ 109,667,129

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Mid-Cap Value - Class VC
Currently payable annuity contracts:			$ 199,893
Contracts in accumulation period:
NYSUT 457	500,248.724	$ 15.68	7,843,900
Qualified V	11,159.007	12.49	139,376
Qualified VI	2,159,781.688	12.56	27,126,858
Qualified X (1.15)	68,329.445	12.60	860,951
Qualified X (1.25)	353,609.873	12.56	4,441,340
Qualified XI	1,667.846	13.00	21,682
Qualified XII (0.30)	27,640.139	12.98	358,769
Qualified XII (0.45)	39,456.313	12.91	509,381
Qualified XII (0.55)	122,933.256	12.87	1,582,151
Qualified XII (0.60)	28,499.084	14.20	404,687
Qualified XII (0.65)	5,983.386	12.82	76,707
Qualified XII (0.70)	69,459.609	12.80	889,083
Qualified XII (0.75)	48,903.364	12.78	624,985
Qualified XII (0.80)	289,338.166	12.76	3,691,955
Qualified XII (0.85)	158,816.012	12.74	2,023,316
Qualified XII (0.90)	8,605.823	12.71	109,380
Qualified XII (0.95)	136,721.355	12.69	1,734,994
Qualified XII (1.00)	2,256,745.620	12.67	28,592,967
Qualified XII (1.05)	58,607.036	12.65	741,379
Qualified XII (1.10)	34,989.786	12.63	441,921
Qualified XII (1.15)	23,810.000	12.60	300,006
Qualified XII (1.20)	25,032.591	12.58	314,910
Qualified XII (1.25)	33,044.188	12.56	415,035
Qualified XII (1.30)	8,043.142	12.54	100,861
Qualified XII (1.35)	5,106.949	12.52	63,939
Qualified XII (1.40)	14,769.040	12.50	184,613
Qualified XII (1.45)	2,539.455	12.47	31,667
Qualified XII (1.50)	3,920.000	12.45	48,804
Qualified XV	5,586.998	12.69	70,899
Qualified XVI	45,281.044	12.45	563,749
Qualified XVII	3,637.739	12.56	45,690
Qualified XVIII	5,626.433	12.56	70,668
Qualified XXI	43,373.432	12.76	553,445
Qualified XXIV	112,314.925	12.73	1,429,769
Qualified XXV	36,588.263	12.78	467,598
Qualified XXVI	5,810.229	12.71	73,848
Qualified XXVIII	636,706.691	13.60	8,659,211
Qualified XXXII	8,519.051	12.65	107,766
Qualified XXXIII (0.65)	12,913.092	14.36	185,432
Qualified XXXIV (0.60)	9,661.760	14.20	137,197
	7,423,780.554		$ 96,240,782

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Mid Cap Value - Class A
Contracts in accumulation period:
ING MAP PLUS NP10	5,412.895	$ 12.02	$ 65,063
ING MAP PLUS NP17	6,142.988	11.98	73,593
ING MAP PLUS NP22	1,787.113	11.95	21,356
ING MAP PLUS NP23	1,170.293	11.95	13,985
ING MAP PLUS NP26	1,162.280	11.93	13,866
ING MAP PLUS NP29	6,302.351	11.91	75,061
ING MAP PLUS NP7	1,753.532	12.03	21,095
Qualified XII (1.00)	385.052	14.25	5,487
	24,116.504		$ 289,506

Lord Abbett Small-Cap Value
Contracts in accumulation period:
ING MAP PLUS NP10	3,438.767	$ 11.84	$ 40,715
ING MAP PLUS NP11	21,590.541	11.84	255,632
ING MAP PLUS NP15	3,189.924	11.81	37,673
ING MAP PLUS NP17	8,244.831	11.80	97,289
ING MAP PLUS NP21	150.000	11.78	1,767
ING MAP PLUS NP22	5,663.582	11.78	66,717
ING MAP PLUS NP29	2,551.022	11.74	29,949
	44,828.667		$ 529,742

Massachusetts Investors Growth Stock
Contracts in accumulation period:
ING MAP PLUS NP10	16,861.815	$ 10.58	$ 178,398
ING MAP PLUS NP15	145.213	10.55	1,532
	17,007.028		$ 179,930

MFS® Total Return
Contracts in accumulation period:
Qualified XXVII	2,358,000.756	$ 14.54	$ 34,285,331
Qualified XXVIII	2,800,859.931	14.45	40,472,426
	5,158,860.687		$ 74,757,757

Moderate Allocation
Contracts in accumulation period:
ING Custom Choice 41	5,862.593	$ 10.72	$ 62,847
	5,862.593		$ 62,847

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Mutual Discovery
Contracts in accumulation period:
ING MAP PLUS NP10	11,384.742	$ 11.60	$ 132,063
ING MAP PLUS NP22	4,652.253	11.54	53,687
	16,036.995		$ 185,750

New Perspective Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP15	12,454.268	$ 11.13	$ 138,616
ING MAP PLUS NP17	4,726.439	11.12	52,558
ING MAP PLUS NP7	1,183.796	11.17	13,223
	18,364.503		$ 204,397

New Perspective Fund® - Class R-4
Contracts in accumulation period:
Qualified VI	307,558.569	11.32	3,481,563
Qualified XII (0.55)	430.783	11.37	4,898
Qualified XII (0.70)	14,558.099	11.36	165,380
Qualified XII (0.75)	8,872.271	11.36	100,789
Qualified XII (0.80)	208,700.088	11.35	2,368,746
Qualified XII (0.85)	49,471.983	11.35	561,507
Qualified XII (0.90)	1,713.833	11.35	19,452
Qualified XII (0.95)	17,217.196	11.34	195,243
Qualified XII (1.00)	117,405.379	11.34	1,331,377
Qualified XII (1.05)	6,474.691	11.34	73,423
Qualified XII (1.10)	7,460.988	11.33	84,533
Qualified XII (1.15)	2,962.224	11.33	33,562
Qualified XII (1.20)	143.198	11.32	1,621
Qualified XII (1.25)	5,595.318	11.32	63,339
Qualified XII (1.35)	20.867	11.31	236
Qualified XII (1.40)	557.383	11.31	6,304
Qualified XII (1.50)	522.655	11.30	5,906
Qualified XVI	473.097	11.30	5,346
Qualified XVII	13.933	11.34	158
Qualified XXIV	11,504.203	11.66	134,139
	761,656.758		$ 8,637,522

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Capital Appreciation
Contracts in accumulation period:
ING MAP PLUS NP10	5,992.375	$ 10.36	$ 62,081
ING MAP PLUS NP11	1,489.952	10.35	15,421
ING MAP PLUS NP14	281.528	10.34	2,911
ING MAP PLUS NP15	127.590	10.33	1,318
ING MAP PLUS NP16	11,085.673	10.33	114,515
ING MAP PLUS NP22	1,964.660	10.30	20,236
ING MAP PLUS NP29	76.436	10.27	785
	21,018.214		$ 217,267

Oppenheimer Developing Markets
Contracts in accumulation period:
ING MAP PLUS NP10	2,171.822	$ 13.06	$ 28,364
ING MAP PLUS NP14	2,836.915	13.03	36,965
ING MAP PLUS NP16	3,594.700	13.02	46,803
ING MAP PLUS NP17	4,445.238	13.02	57,877
ING MAP PLUS NP19	4,179.077	13.00	54,328
ING MAP PLUS NP26	456.327	12.96	5,914
ING MAP PLUS NP30	63.601	12.94	823
Qualified V	129.731	28.59	3,709
Qualified VI	475,584.925	28.79	13,692,090
Qualified XII (0.55)	644.426	29.69	19,133
Qualified XII (0.60)	308.977	29.63	9,155
Qualified XII (0.65)	110.826	29.56	3,276
Qualified XII (0.70)	14,675.627	29.50	432,931
Qualified XII (0.75)	5,797.723	29.43	170,627
Qualified XII (0.80)	56,413.109	29.37	1,656,853
Qualified XII (0.85)	16,831.263	29.30	493,156
Qualified XII (0.90)	2,294.870	29.24	67,102
Qualified XII (0.95)	16,282.414	29.17	474,958
Qualified XII (1.00)	126,957.918	29.11	3,695,745
Qualified XII (1.05)	10,521.136	29.05	305,639
Qualified XII (1.10)	14,273.223	28.98	413,638
Qualified XII (1.15)	7,115.387	28.92	205,777
Qualified XII (1.20)	616.008	28.86	17,778
Qualified XII (1.25)	3,752.796	28.79	108,043
Qualified XII (1.30)	1,423.251	28.73	40,890
Qualified XII (1.35)	49.424	28.67	1,417
Qualified XII (1.40)	1,039.545	28.60	29,731
Qualified XII (1.45)	121.128	28.54	3,457
Qualified XII (1.50)	189.220	28.48	5,389
Qualified XVI	7,720.857	28.48	219,890
Qualified XVII	2,971.205	28.79	85,541
Qualified XXIV	15,217.589	29.28	445,571
Qualified XXVII	757,938.353	19.19	14,544,837
	1,556,728.611		$ 37,377,407

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Global Fund
Contracts in accumulation period:
Qualified XII (1.00)	285.930	$ 14.57	$ 4,166
	285.930		$ 4,166

Oppenheimer Main Street Fund® - Class A
Contracts in accumulation period:
ING MAP PLUS NP15	1,181.655	$ 10.63	$ 12,561
ING MAP PLUS NP29	32.386	10.56	342
	1,214.041		$ 12,903
Oppenheimer Aggressive Growth
Contracts in accumulation period:
Currently payable annuity contracts:			$ 3,368
			$ 3,368

Oppenheimer Global Securities
Currently payable annuity contracts:			$ 956,285
Contracts in accumulation period:
ING MAP PLUS NP14	573.666	$ 11.43	6,557
ING MAP PLUS NP15	4,605.599	11.43	52,642
ING MAP PLUS NP17	2,772.679	11.42	31,664
ING MAP PLUS NP21	134.824	11.40	1,537
ING MAP PLUS NP22	1,476.119	11.39	16,813
ING MAP PLUS NP23	1,585.163	11.39	18,055
ING MAP PLUS NP26	23.219	11.37	264
ING MAP PLUS NP27	26.386	11.37	300
ING MAP PLUS NP29	1,468.310	11.36	16,680
ING MAP PLUS NP9	14,623.036	11.46	167,580
Qualified V	1,338.758	17.88	23,937
Qualified VI	6,774,870.116	18.07	122,421,903
Qualified VIII	1,417.718	18.06	25,604
Qualified X (1.15)	70,465.200	18.19	1,281,762
Qualified X (1.25)	602,331.599	18.07	10,884,132
Qualified XI	2,243.309	18.98	42,578
Qualified XII (0.05)	140,975.119	18.81	2,651,742
Qualified XII (0.15)	51,098.856	13.11	669,906
Qualified XII (0.25)	554,882.970	19.26	10,687,046
Qualified XII (0.30)	124,579.323	19.20	2,391,923
Qualified XII (0.45)	126,706.207	19.01	2,408,685
Qualified XII (0.55)	197,892.638	18.88	3,736,213
Qualified XII (0.60)	479,992.773	18.82	9,033,464
Qualified XII (0.65)	90,636.141	18.76	1,700,334
Qualified XII (0.70)	340,028.610	18.70	6,358,535

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Global Securities (continued)
Qualified XII (0.75)	665,171.996	$ 18.64	$ 12,398,806
Qualified XII (0.80)	2,607,975.242	18.62	48,560,499
Qualified XII (0.85)	657,638.201	18.56	12,205,765
Qualified XII (0.90)	29,946.811	18.50	554,016
Qualified XII (0.95)	450,892.353	18.44	8,314,455
Qualified XII (1.00)	2,817,189.058	18.37	51,751,763
Qualified XII (1.05)	248,724.577	18.31	4,554,147
Qualified XII (1.10)	149,366.630	18.25	2,725,941
Qualified XII (1.15)	83,303.243	18.19	1,515,286
Qualified XII (1.20)	32,120.463	18.13	582,344
Qualified XII (1.25)	124,005.811	18.07	2,240,785
Qualified XII (1.30)	13,046.086	18.01	234,960
Qualified XII (1.35)	9,196.936	17.95	165,085
Qualified XII (1.40)	55,453.382	17.89	992,061
Qualified XII (1.45)	4,069.770	17.83	72,564
Qualified XII (1.50)	11,634.778	17.77	206,750
Qualified XV	17,929.989	18.44	330,629
Qualified XVI	143,311.986	17.77	2,546,654
Qualified XVII	29,012.009	18.07	524,247
Qualified XVIII	11,825.567	18.07	213,688
Qualified XXI	68,358.472	18.59	1,270,784
Qualified XXIV	167,981.612	18.49	3,105,980
Qualified XXV	90,543.608	18.46	1,671,435
Qualified XXVI	23,658.179	18.34	433,891
Qualified XXVII	2,689,500.905	18.78	50,508,827
Qualified XXVIII	1,399,013.658	18.67	26,119,585
Qualified XXXII	19,729.345	12.37	244,052
Qualified XXXIII (0.65)	11,773.680	13.07	153,882
Qualified XXXIV (0.60)	30,974.495	18.82	582,940
	22,250,097.180		$ 410,367,962

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:			$ 43,201
			$ 43,201

Oppenheimer Main Street® Small Cap
Contracts in accumulation period:
Qualified X (1.25)	369.268	$ 12.30	$ 4,542
	369.268		$ 4,542

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Strategic Bond
Currently payable annuity contracts:			$ 86,300
Contracts in accumulation period:
Qualified V	1,556.606	$ 13.85	21,559
Qualified VI	1,071,573.286	14.00	15,002,026
Qualified VIII	1,324.429	14.00	18,542
Qualified X (1.15)	37,651.773	14.10	530,890
Qualified X (1.25)	164,955.286	14.00	2,309,374
Qualified XI	1,449.422	14.71	21,321
Qualified XII (0.05)	34,543.416	14.58	503,643
Qualified XII (0.15)	7,108.454	13.84	98,381
Qualified XII (0.25)	65,593.992	14.98	982,598
Qualified XII (0.30)	48,877.160	14.93	729,736
Qualified XII (0.40)	95,983.356	14.78	1,418,634
Qualified XII (0.45)	27,228.417	14.78	402,436
Qualified XII (0.55)	24,357.220	14.68	357,564
Qualified XII (0.60)	61,421.941	14.63	898,603
Qualified XII (0.65)	28,120.713	14.58	410,000
Qualified XII (0.70)	81,306.602	14.54	1,182,198
Qualified XII (0.75)	73,506.626	14.49	1,065,111
Qualified XII (0.80)	168,274.636	14.43	2,428,203
Qualified XII (0.85)	116,322.045	14.38	1,672,711
Qualified XII (0.90)	6,294.909	14.34	90,269
Qualified XII (0.95)	100,059.133	14.29	1,429,845
Qualified XII (1.00)	277,954.495	14.24	3,958,072
Qualified XII (1.05)	36,861.452	14.19	523,064
Qualified XII (1.10)	35,337.270	14.14	499,669
Qualified XII (1.15)	12,669.858	14.10	178,645
Qualified XII (1.20)	2,817.295	14.05	39,583
Qualified XII (1.25)	29,772.928	14.00	416,821
Qualified XII (1.30)	7,448.066	13.96	103,975
Qualified XII (1.35)	3,874.551	13.91	53,895
Qualified XII (1.40)	13,615.729	13.86	188,714
Qualified XII (1.45)	3,447.829	13.82	47,649
Qualified XII (1.50)	1,034.132	13.77	14,240
Qualified XV	13,570.959	14.29	193,929
Qualified XVI	24,376.398	13.77	335,663
Qualified XVII	4,063.000	14.00	56,882
Qualified XVIII	5,424.214	14.00	75,939
Qualified XXI	5,767.592	14.41	83,111
Qualified XXIV	29,979.623	14.33	429,608
Qualified XXV	35,152.377	14.30	502,679
Qualified XXVI	7,167.065	14.21	101,844
Qualified XXVII	354,444.194	14.21	5,036,652
Qualified XXVIII	173,322.734	14.12	2,447,317
Qualified XXXII	6,721.783	10.88	73,133
Qualified XXXIV (0.60)	3,902.803	14.63	57,098
	3,306,235.769		$ 47,078,126

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced
Contracts in accumulation period:
ING MAP PLUS NP10	19.694	$ 11.12	$ 219
ING MAP PLUS NP14	481.261	11.10	5,342
ING MAP PLUS NP15	218.199	11.10	2,422
ING MAP PLUS NP30	13.249	11.02	146
Qualified VI	436,918.655	10.56	4,613,861
Qualified XII (0.55)	559.321	10.89	6,091
Qualified XII (0.65)	106.273	10.84	1,152
Qualified XII (0.70)	21,085.305	10.82	228,143
Qualified XII (0.75)	45,236.019	10.80	488,549
Qualified XII (0.80)	74,393.036	10.77	801,213
Qualified XII (0.85)	23,476.186	10.75	252,369
Qualified XII (0.95)	21,430.280	10.70	229,304
Qualified XII (1.00)	336,606.461	10.68	3,594,957
Qualified XII (1.05)	37,976.641	10.66	404,831
Qualified XII (1.10)	955.973	10.63	10,162
Qualified XII (1.15)	3,782.564	10.61	40,133
Qualified XII (1.20)	901.983	10.59	9,552
Qualified XII (1.25)	8,390.152	10.56	88,600
Qualified XII (1.35)	8.365	10.52	88
Qualified XII (1.40)	3,533.842	10.49	37,070
Qualified XII (1.45)	136.867	10.47	1,433
Qualified XVI	3,350.622	10.45	35,014
Qualified XVII	2,773.011	10.56	29,283
Qualified XXIV	9,175.791	10.74	98,548
Qualified XXVII	518,199.626	10.70	5,544,736
	1,549,729.376		$ 16,523,218

PIMCO NFJ Small-Cap Value
Contracts in accumulation period:
ING MAP PLUS NP15	4,377.667	$ 12.00	$ 52,532
	4,377.667		$ 52,532

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO VIT Real Return
Contracts in accumulation period:
Qualified VI	303,706.308	$ 10.78	$ 3,273,954
Qualified X (1.25)	2,211.889	10.43	23,070
Qualified XII (0.60)	276.916	10.83	2,999
Qualified XII (0.70)	32,095.564	10.82	347,274
Qualified XII (0.75)	3,232.994	10.82	34,981
Qualified XII (0.80)	58,300.000	10.82	630,806
Qualified XII (0.85)	16,990.657	10.81	183,669
Qualified XII (0.90)	93.432	10.81	1,010
Qualified XII (0.95)	21,653.241	10.80	233,855
Qualified XII (1.00)	390,652.593	10.80	4,219,048
Qualified XII (1.05)	9,234.167	10.80	99,729
Qualified XII (1.10)	12,813.624	10.79	138,259
Qualified XII (1.15)	4,166.358	10.79	44,955
Qualified XII (1.20)	400.834	10.79	4,325
Qualified XII (1.25)	6,279.870	10.78	67,697
Qualified XII (1.35)	1,575.046	10.78	16,979
Qualified XII (1.40)	1,184.215	10.77	12,754
Qualified XII (1.45)	145.961	10.77	1,572
Qualified XII (1.50)	246.840	10.76	2,656
Qualified XVI	13,498.420	10.76	145,243
Qualified XXIV	3,201.132	10.60	33,932
	881,960.061		$ 9,518,767

Pioneer High Yield
Contracts in accumulation period:
ING MAP PLUS NP10	5,074.690	$ 10.47	$ 53,132
ING MAP PLUS NP14	7,727.655	10.45	80,754
ING MAP PLUS NP16	4,419.923	10.44	46,144
ING MAP PLUS NP17	4,663.506	10.44	48,687
ING MAP PLUS NP19	2,446.980	10.43	25,522
ING MAP PLUS NP23	881.076	10.41	9,172
ING MAP PLUS NP30	88.921	10.38	923
ING MAP PLUS NP9	16,499.427	10.48	172,914
	41,802.178		$ 437,248

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Equity Income
Currently payable annuity contracts:			$ 148,935
Contracts in accumulation period:
ING MAP PLUS NP29	4.960	$ 11.29	56
NYSUT 457	159,520.872	13.99	2,231,697
Qualified VI	893,501.529	11.12	9,935,737
Qualified VIII	4,447.482	11.12	49,456
Qualified X (1.15)	13,513.083	11.16	150,806
Qualified X (1.25)	148,751.259	11.12	1,654,114
Qualified XI	1,876.629	11.51	21,600
Qualified XII (0.30)	14,407.658	11.49	165,544
Qualified XII (0.45)	3,127.909	11.43	35,752
Qualified XII (0.55)	57,715.715	11.39	657,382
Qualified XII (0.60)	7,714.780	11.57	89,260
Qualified XII (0.65)	43,020.352	11.35	488,281
Qualified XII (0.70)	25,155.869	11.33	285,016
Qualified XII (0.75)	100,429.355	11.31	1,135,856
Qualified XII (0.80)	416,204.252	11.29	4,698,946
Qualified XII (0.85)	90,771.961	11.27	1,023,000
Qualified XII (0.90)	8,282.845	11.25	93,182
Qualified XII (0.95)	73,619.056	11.23	826,742
Qualified XII (1.00)	220,727.362	11.22	2,476,561
Qualified XII (1.05)	23,516.607	11.20	263,386
Qualified XII (1.10)	12,888.730	11.18	144,096
Qualified XII (1.15)	37,928.853	11.16	423,286
Qualified XII (1.20)	3,624.147	11.14	40,373
Qualified XII (1.25)	19,642.536	11.12	218,425
Qualified XII (1.30)	3,199.099	11.10	35,510
Qualified XII (1.35)	1,606.498	11.08	17,800
Qualified XII (1.40)	3,625.678	11.06	40,100
Qualified XII (1.45)	1,211.957	11.04	13,380
Qualified XII (1.50)	384.211	11.02	4,234
Qualified XV	3,771.149	11.23	42,350
Qualified XVI	7,664.791	11.02	84,466
Qualified XVIII	655.036	11.12	7,284
Qualified XXI	7,270.417	11.29	82,083
Qualified XXIV	16,599.290	11.27	187,074
Qualified XXV	15,537.754	11.31	175,732
Qualified XXVI	7,310.045	11.25	82,238
Qualified XXXII	1,012.919	11.92	12,074
Qualified XXXIII (0.65)	18,301.027	11.69	213,939
Qualified XXXIV (0.60)	2,029.041	11.57	23,476
	2,470,572.713		$ 28,279,229

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Fund
Contracts in accumulation period:
Qualified XII (1.00)	110.979	$ 12.57	$ 1,395
	110.979		$ 1,395

Pioneer Fund VCT
Contracts in accumulation period:
ING MAP PLUS NP11	50.457	10.94	552
Qualified VI	94,149.209	10.12	952,790
Qualified X (1.15)	9,789.557	10.15	99,364
Qualified X (1.25)	33,191.996	10.12	335,903
Qualified XII (0.55)	2,215.830	10.36	22,956
Qualified XII (0.65)	1,915.392	10.33	19,786
Qualified XII (0.70)	6,417.556	10.31	66,165
Qualified XII (0.75)	3,398.348	10.29	34,969
Qualified XII (0.80)	18,372.736	10.27	188,688
Qualified XII (0.85)	21,023.002	10.26	215,696
Qualified XII (0.90)	1,035.254	10.24	10,601
Qualified XII (0.95)	17,485.127	10.22	178,698
Qualified XII (1.00)	19,840.392	10.20	202,372
Qualified XII (1.05)	3,824.730	10.19	38,974
Qualified XII (1.10)	1,407.178	10.17	14,311
Qualified XII (1.15)	3,418.620	10.15	34,699
Qualified XII (1.20)	772.458	10.13	7,825
Qualified XII (1.25)	9,394.466	10.12	95,072
Qualified XII (1.35)	461.805	10.08	4,655
Qualified XII (1.40)	145.229	10.06	1,461
Qualified XII (1.50)	1.695	10.03	17
Qualified XVI	3,272.882	10.03	32,827
Qualified XVII	885.969	10.12	8,966
Qualified XXI	959.299	10.27	9,852
Qualified XXIV	2,095.512	10.25	21,479
Qualified XXV	206.803	10.29	2,128
	255,731.502		$ 2,600,806

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield VCT
Contracts in accumulation period:
Qualified VI	176,478.403	$ 10.65	$ 1,879,495
Qualified X (1.25)	53.084	10.70	568
Qualified XII (0.65)	62.862	10.69	672
Qualified XII (0.70)	11,736.763	10.69	125,466
Qualified XII (0.75)	900.749	10.68	9,620
Qualified XII (0.80)	5,955.993	10.68	63,610
Qualified XII (0.85)	21,059.925	10.68	224,920
Qualified XII (0.90)	271.415	10.67	2,896
Qualified XII (0.95)	8,526.336	10.67	90,976
Qualified XII (1.00)	171,706.004	10.66	1,830,386
Qualified XII (1.05)	7,083.208	10.66	75,507
Qualified XII (1.10)	1,599.624	10.66	17,052
Qualified XII (1.15)	2,409.296	10.65	25,659
Qualified XII (1.20)	5.728	10.65	61
Qualified XII (1.25)	3,419.155	10.65	36,414
Qualified XII (1.35)	12.969	10.64	138
Qualified XII (1.40)	1,189.474	10.64	12,656
Qualified XII (1.50)	41.204	10.63	438
Qualified XVI	4,159.361	10.63	44,214
Qualified XXIV	2,504.533	11.03	27,625
	419,176.086		$ 4,468,373

Pioneer Mid Cap Value VCT
Currently payable annuity contracts:			$ 267,174
Contracts in accumulation period:
ING MAP PLUS NP26	18.252	$ 11.67	213
NYSUT 457	239,676.583	16.27	3,899,538
Qualified VI	1,337,054.336	14.30	19,119,877
Qualified X (1.15)	20,091.219	14.35	288,309
Qualified X (1.25)	146,113.706	14.30	2,089,426
Qualified XI	1,473.581	14.80	21,809
Qualified XII (0.55)	20,278.430	14.65	297,079
Qualified XII (0.60)	18,482.914	14.69	271,514
Qualified XII (0.65)	12,373.356	14.60	180,651
Qualified XII (0.70)	63,350.891	14.58	923,656
Qualified XII (0.75)	99,900.412	14.55	1,453,551
Qualified XII (0.80)	479,697.453	14.53	6,970,004
Qualified XII (0.85)	74,326.207	14.50	1,077,730
Qualified XII (0.90)	6,230.732	14.48	90,221
Qualified XII (0.95)	63,944.499	14.45	923,998
Qualified XII (1.00)	570,706.861	14.43	8,235,300

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Mid Cap Value VCT (continued)
Qualified XII (1.05)	31,913.333	$ 14.40	$ 459,552
Qualified XII (1.10)	28,915.160	14.38	415,800
Qualified XII (1.15)	6,177.700	14.35	88,650
Qualified XII (1.20)	3,534.334	14.33	50,647
Qualified XII (1.25)	20,922.378	14.30	299,190
Qualified XII (1.30)	4,805.252	14.28	68,619
Qualified XII (1.35)	2,365.754	14.25	33,712
Qualified XII (1.40)	8,140.337	14.23	115,837
Qualified XII (1.45)	5,358.944	14.20	76,097
Qualified XII (1.50)	1,109.309	14.18	15,730
Qualified XV	3,564.083	14.45	51,501
Qualified XVI	37,673.061	14.18	534,204
Qualified XVII	2,025.665	14.30	28,967
Qualified XVIII	4,231.678	14.30	60,513
Qualified XXI	13,050.103	14.53	189,618
Qualified XXIV	28,503.244	14.49	413,012
Qualified XXV	29,820.687	14.55	433,891
Qualified XXVI	6,800.760	14.48	98,475
Qualified XXXII	5,878.918	12.38	72,781
Qualified XXXIII (0.65)	1,094.415	14.86	16,263
Qualified XXXIV (0.60)	2,093.941	14.69	30,760
	3,401,698.488		$ 49,663,869

Scudder Equity 500 Index
Contracts in accumulation period:
Qualified XII (1.00)	148.055	$ 12.34	$ 1,827
	148.055		$ 1,827

T. Rowe Price Mid-Cap Value
Contracts in accumulation period:
ING MAP PLUS NP11	906.615	$ 11.64	$ 10,553
ING MAP PLUS NP14	7,492.083	11.62	87,058
ING MAP PLUS NP15	15,694.923	11.62	182,375
ING MAP PLUS NP16	7,873.816	11.61	91,415
ING MAP PLUS NP19	7,662.069	11.60	88,880
ING MAP PLUS NP22	13,673.057	11.58	158,334
ING MAP PLUS NP27	20.520	11.55	237
ING MAP PLUS NP30	24.090	11.54	278
	53,347.173		$ 619,130

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Templeton Foreign Fund
Contracts in accumulation period:
ING MAP PLUS NP10	11,381.850	$ 11.46	$ 130,436
ING MAP PLUS NP11	12,691.012	11.46	145,439
ING MAP PLUS NP14	5,712.675	11.44	65,353
ING MAP PLUS NP15	305.594	11.44	3,496
ING MAP PLUS NP16	1,997.726	11.43	22,834
ING MAP PLUS NP22	761.315	11.40	8,679
ING MAP PLUS NP29	6,356.113	11.37	72,269
ING MAP PLUS NP30	135.211	11.36	1,536
	39,341.496		$ 450,042

Templeton Growth
Contracts in accumulation period:
ING MAP PLUS NP16	2,439.964	11.31	27,596
ING MAP PLUS NP19	1,377.060	11.29	15,547
ING MAP PLUS NP22	423.936	11.28	4,782
ING MAP PLUS NP26	1,185.968	11.26	13,354
	5,426.928		$ 61,279

Templeton Global Bond
Contracts in accumulation period:
Qualified V	17,146.034	$ 11.60	$ 198,894
Qualified VI	294,872.179	11.61	3,423,466
Qualified XII (0.55)	457.949	17.55	8,037
Qualified XII (0.60)	981.906	17.52	17,203
Qualified XII (0.65)	135.906	17.49	2,377
Qualified XII (0.70)	7,507.274	17.46	131,077
Qualified XII (0.75)	679.576	17.43	11,845
Qualified XII (0.80)	12,176.379	17.40	211,869
Qualified XII (0.85)	7,769.587	11.64	90,438
Qualified XII (0.90)	142.330	17.34	2,468
Qualified XII (0.95)	14,153.138	11.63	164,601
Qualified XII (1.00)	186,462.253	11.63	2,168,556
Qualified XII (1.05)	7,382.545	11.63	85,859
Qualified XII (1.10)	1,237.005	11.62	14,374
Qualified XII (1.15)	1,133.046	11.62	13,166
Qualified XII (1.20)	71.576	11.61	831
Qualified XII (1.25)	9,002.326	11.61	104,517
Qualified XII (1.30)	1,853.402	11.61	21,518
Qualified XII (1.35)	30.258	11.60	351
Qualified XII (1.40)	1,202.414	11.60	13,948
Qualified XII (1.45)	316.566	11.59	3,669
Qualified XII (1.50)	208.887	11.59	2,421
Qualified XVI	5,198.102	11.59	60,246
Qualified XXIV	1,966.188	11.83	23,260
	572,086.826		$ 6,774,991

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
UBS U.S. Small Cap Growth
Contracts in accumulation period:
ING MAP PLUS NP11	4,491.876	$ 10.71	$ 48,108
	4,491.876		$ 48,108

Vanguard® 500 Index
Contracts in accumulation period:
Qualified XXXI	1,177.172	$ 10.82	$ 12,737
	1,177.172		$ 12,737

Vanguard® Variable Insurance
Contracts in accumulation period:
ING MAP PLUS NP11	18,284.150	$ 11.23	$ 205,331
ING MAP PLUS NP22	199.107	11.19	2,228
	18,483.257		$ 207,559

Wanger Select
Contracts in accumulation period:
Qualified VI	71,288.694	$ 11.41	$ 813,404
Qualified X (1.25)	405.232	11.85	4,802
Qualified XII (0.70)	5,664.978	11.45	64,864
Qualified XII (0.75)	108.559	11.45	1,243
Qualified XII (0.80)	1,828.147	11.44	20,914
Qualified XII (0.85)	13,495.280	11.44	154,386
Qualified XII (0.90)	22.747	11.43	260
Qualified XII (0.95)	9,284.077	11.43	106,117
Qualified XII (1.00)	68,514.524	11.43	783,121
Qualified XII (1.05)	12,679.947	11.42	144,805
Qualified XII (1.10)	1,444.133	11.42	16,492
Qualified XII (1.15)	1,238.704	11.42	14,146
Qualified XII (1.20)	619.895	11.41	7,073
Qualified XII (1.25)	3,245.048	11.41	37,026
Qualified XII (1.40)	132.719	11.40	1,513
Qualified XII (1.50)	429.588	11.39	4,893
Qualified XVI	1,900.878	11.39	21,651
Qualified XVII	466.842	11.43	5,336
Qualified XXIV	2,119.508	11.79	24,989
	194,889.500		$ 2,227,035

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger U.S. Smaller Companies
Contracts in accumulation period:
Qualified VI	84,145.808	$ 11.57	$ 973,567
Qualified X (1.25)	47.690	12.12	578
Qualified XII (0.55)	342.304	11.63	3,981
Qualified XII (0.65)	23.150	11.62	269
Qualified XII (0.70)	8,865.663	11.62	103,019
Qualified XII (0.75)	1,281.137	11.61	14,874
Qualified XII (0.80)	2,741.171	11.61	31,825
Qualified XII (0.85)	12,355.603	11.60	143,325
Qualified XII (0.95)	10,661.465	11.60	123,673
Qualified XII (1.00)	54,255.910	11.59	628,826
Qualified XII (1.05)	2,512.597	11.59	29,121
Qualified XII (1.10)	462.953	11.58	5,361
Qualified XII (1.15)	23.575	11.58	273
Qualified XII (1.25)	2,504.667	11.57	28,979
Qualified XII (1.40)	9.862	11.56	114
Qualified XII (1.50)	442.338	11.55	5,109
Qualified XVI	743.896	11.55	8,592
Qualified XVII	355.393	11.59	4,119
Qualified XXIV	4,185.000	11.80	49,383
	185,960.182		$ 2,154,988

Washington Mutual InvestorsSM - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP10	22,428.465	$ 10.75	$ 241,106
ING MAP PLUS NP11	22,663.256	10.75	243,630
ING MAP PLUS NP14	2,259.739	10.73	24,247
ING MAP PLUS NP15	30,562.069	10.73	327,931
ING MAP PLUS NP17	9,935.727	10.72	106,511
ING MAP PLUS NP19	2,065.826	10.71	22,125
ING MAP PLUS NP21	797.009	10.70	8,528
ING MAP PLUS NP22	17,277.549	10.69	184,697
ING MAP PLUS NP23	893.172	10.69	9,548
ING MAP PLUS NP27	16.026	10.67	171
ING MAP PLUS NP29	3,828.706	10.66	40,814
ING MAP PLUS NP7	2,084.679	10.77	22,452
	114,812.223		$ 1,231,760

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Washington Mutual InvestorsSM - Class R-4
Contracts in accumulation period:
Qualified VI	1,204,530.777	$ 10.82	$ 13,033,023
Qualified XII (0.55)	12,557.313	10.87	136,498
Qualified XII (0.60)	8,442.081	10.86	91,681
Qualified XII (0.65)	108.748	10.86	1,181
Qualified XII (0.70)	23,930.478	10.86	259,885
Qualified XII (0.75)	39,974.470	10.85	433,723
Qualified XII (0.80)	1,066,825.806	10.85	11,575,060
Qualified XII (0.85)	88,142.712	10.84	955,467
Qualified XII (0.90)	4,467.804	10.84	48,431
Qualified XII (0.95)	39,518.358	10.84	428,379
Qualified XII (1.00)	649,314.959	10.83	7,032,081
Qualified XII (1.05)	27,631.025	10.83	299,244
Qualified XII (1.10)	42,278.301	10.83	457,874
Qualified XII (1.15)	8,984.474	10.82	97,212
Qualified XII (1.20)	4,346.303	10.82	47,027
Qualified XII (1.25)	25,185.860	10.82	272,511
Qualified XII (1.35)	690.564	10.81	7,465
Qualified XII (1.40)	1,765.926	10.80	19,072
Qualified XII (1.45)	836.944	10.80	9,039
Qualified XII (1.50)	379.629	10.80	4,100
Qualified XVI	17,631.297	10.80	190,418
Qualified XVII	8,339.520	10.83	90,317
Qualified XXIV	33,350.993	11.08	369,529
	3,309,234.344		$ 35,829,217

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Qualified I

  Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code"); tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

  Qualified V

  Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

  Qualified VI

  Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

  Qualified VII

  Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

  Qualified VIII

  Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

  Qualified IX

  Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

  Qualified X

  Individual retirement annuity and Simplified Employee Pension ("SEP") plans issued or converted to ACES, an administrative system.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Qualified XI

  Certain large group Contracts issued in connection with deferred compensation plans adopted by state and local governments since January 1996.

  Qualified XII

  Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

  Qualified XV

  Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

  Qualified XVI

  Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

  Qualified XVII

  Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XVIII

  Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XIX

  Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Qualified XX

  Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XXI

  Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

  Qualified XXII

  Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

  Qualified XXIV

  Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

  Qualified XXV

  Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

  Qualified XXVI

  Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

  Qualified XXVII

  Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

  Qualified XXVIII

  Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Qualified XXIX

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

  Qualified XXX

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

  Qualified XXXI

  Group Contract issued in connection with the San Bernadino 457F Plan at a zero basis point charge, effective in 2004.

  Qualified XXXII

  Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

  Qualified XXXIII

  Group Contract issued in connection with Multiple Sponsored Retirement Options product at 0.40 and 0.65 basis points.

  Qualified XXXIV

  Group Contract issued in connection with ING Custom Choice plans at 60 basis points.

  ING life insurance and annuity company
  variable annuity account c

  Notes to Financial Statements

  Financial Highlights
A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM Health Sciences
2004	2	$10.00	$ 21	(e)%	1.05%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
AIM Mid Cap Core Equity
2004	18	$10.99 to $11.08	196	(e)	0.65% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
AIM Small Cap Growth
2004	-	$10.72	-	(e)	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
AIM V.I. Capital Appreciation
2004	2,282	$5.77 to $10.80	20,524	-	0.00% to 1.50%	4.97% to 14.62%
2003	2,409	$5.47 to $10.25	20,562	-	0.25% to 1.50%	27.54% to 29.11%
2002	2,288	$4.26 to $7.11	15,302	-	0.00% to 1.50%	-25.48% to -24.62%
2001	2,119	$5.69 to $9.39	19,027	7.37	0.00% to 1.75%	-24.43% to -23.55%
2000	1,839	$7.50 to $12.29	21,974	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Core Equity
2004	4,620	$6.65 to $11.18	$ 38,313	0.91%	0.00% to 1.50%	7.32% to 38.44%
2003	5,544	$6.16 to $10.37	42,522	1.00	0.25% to 1.50%	22.56% to 24.08%
2002	5,575	$5.00 to $6.54	34,728	0.33	0.00% to 1.50%	-16.84% to -15.71%
2001	5,919	$5.99 to $7.76	44,279	0.05	0.00% to 1.75%	-23.99% to -23.10%
2000	5,023	$7.84 to $10.04	48,981	(a)	(a)	(a)
AIM V.I. Growth
2004	3,029	$4.46 to $11.06	17,595	-	0.00% to 1.50%	6.63% to 61.70%
2003	3,143	$4.16 to $10.35	17,055	-	0.25% to 1.50%	29.19% to 30.88%
2002	2,722	$3.20 to $4.38	11,403	-	0.25% to 1.50%	-32.00% to -31.21%
2001	2,533	$4.69 to $6.34	15,568	0.21	0.00% to 1.75%	-34.87% to -34.11%
2000	2,061	$7.16 to $9.62	19,441	(a)	(a)	(a)
AIM V.I. Premier Equity
2004	2,627	$6.44 to $10.79	19,636	0.44	0.00% to 1.50%	4.26% to 22.18%
2003	2,956	$6.15 to $10.33	21,041	0.31	0.25% to 1.50%	23.17% to 24.71%
2002	2,777	$4.97 to $5.99	15,977	0.34	0.25% to 1.50%	-31.30% to -30.50%
2001	2,682	$7.19 to $8.58	22,335	2.33	0.00% to 1.75%	-13.87% to -12.88%
2000	1,903	$8.32 to $9.94	18,487	(a)	(a)	(a)
Alliance Bernstein Growth and Income Fund
2004	2	$10.75	22	(e)	0.95%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Alliance Bernstein Growth and Income Portfolio
2004	4	$11.23	50	(e)	1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
American Balanced Fund®
2004	120	$10.50 to $10.61	$ 1,269	(e)%	0.30% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
American Century® Income & Growth
2004	433	$10.03 to $30.91	4,389	1.83	1.00% to 1.10%	11.51% to 11.57%
2003	272	$8.99 to $27.72	2,491	1.48	1.00% to 1.10%	27.92% to 28.06%
2002	159	$7.02 to $21.67	1,152	1.30	1.00% to 1.10%	-20.84% to -20.40%
2001	62	$8.82 to $27.26	629	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Ariel Appreciation
2004	18	$10.88 to $10.94	192	(e)	0.85% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Ariel
2004	13	$11.66 to $11.70	154	(e)	1.25% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Baron Asset
2004	11	$12.11 to $12.18	135	(e)	0.60% to 1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Baron Growth
2004	32	$12.01 to $12.12	$ 392	-%	0.50% to 1.50%	0.00%
2003	-	$12.91	-	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
Calvert Social Balanced
2004	3,412	$10.91 to $29.27	66,170	1.71	0.00% to 1.50%	6.63% to 8.01%
2003	3,259	$10.21 to $27.31	60,576	1.94	0.25% to 1.50%	17.49% to 18.96%
2002	3,111	$8.88 to $23.11	49,766	2.70	0.00% to 1.50%	-13.46% to -12.46%
2001	3,120	$10.23 to $26.58	58,340	5.40	0.00% to 1.75%	-8.34% to -7.27%
2000	3,005	$11.13 to $28.86	63,262	(a)	(a)	(a)
EuroPacific Growth Fund® - Class R-3
2004	48	$11.47 to $11.58	553	(e)	0.40% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
EuroPacific Growth Fund® - Class R-4
2004	1,426	$11.43 to $11.96	16,360	(e)	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Evergreen Special Values
2004	2,610	$11.56 to $18.76	47,554	0.96	0.55% to 1.55%	18.85% to 18.90%
2003	1,118	$15.33 to $15.50	17,138	-	0.95% to 1.00%	34.00% to 34.08%
2002	819	$11.44 to $11.56	9,367	-	0.95% to 1.00%	-7.97% to -7.92%
2001	316	$12.43 to $12.56	3,926	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® Advisor Mid Cap
2004	37	$11.31 to $11.43	$ 423	(e)%	0.35% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Fidelity® VIP Contrafund®
2004	32,399	$11.31 to $28.47	743,262	0.31	0.00% to 1.85%	13.73% to 15.24%
2003	27,815	$10.35 to $24.91	564,372	0.40	0.25% to 1.50%	26.56% to 28.10%
2002	23,810	$10.26 to $19.58	382,356	0.79	0.00% to 1.50%	-10.70% to -9.48%
2001	20,685	$11.40 to $21.82	375,287	3.44	0.00% to 1.75%	-13.56% to -12.55%
2000	19,961	$11.84 to $25.13	420,902	(a)	(a)	(a)
Fidelity® VIP Equity-Income
2004	21,024	$10.84 to $27.10	405,088	1.43	0.00% to 1.95%	9.88% to 11.29%
2003	18,499	$10.50 to $24.58	327,820	1.56	0.25% to 1.50%	28.39% to 30.03%
2002	16,267	$8.79 to $19.07	226,895	1.66	0.00% to 1.50%	-18.19% to -17.24%
2001	13,666	$10.66 to $23.23	237,314	5.91	0.00% to 1.75%	-6.38% to -5.29%
2000	10,367	$11.30 to $24.73	195,903	(a)	(a)	(a)
Fidelity® VIP Growth
2004	24,025	$9.50 to $24.16	377,338	0.26	0.00% to 1.65%	1.80% to 3.11%
2003	24,544	$9.27 to $23.64	380,196	0.24	0.25% to 1.50%	30.83% to 32.47%
2002	23,257	$8.30 to $18.00	277,744	0.25	0.00% to 1.50%	-31.15% to -30.35%
2001	22,173	$11.97 to $26.05	388,351	7.04	0.00% to 1.75%	-18.89% to -17.94%
2000	20,583	$14.65 to $32.00	448,872	(a)	(a)	(a)
Fidelity® VIP High Income
2004	568	$8.98 to $9.03	5,210	9.10	1.00% to 1.50%	8.40% to 8.45%
2003	866	$8.28 to $8.33	7,292	5.36	1.00% to 1.50%	25.84% to 26.02%
2002	529	$6.58 to $6.61	3,569	8.54	1.00% to 1.50%	2.31% to 2.41%
2001	411	$6.43 to $6.45	2,694	12.33	0.75% to 1.50%	-12.83% to -12.67%
2000	332	$7.38 to $7.39	2,450	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Asset ManagerSM
2004	1,116	$18.11 to $18.23	$ 20,327	2.80%	1.00% to 1.10%	4.32% to 4.47%
2003	1,246	$17.36 to $17.45	21,727	3.47	1.00% to 1.10%	16.67% to 16.80%
2002	1,221	$14.88 to $14.94	18,235	3.97	1.00% to 1.10%	-9.73% to -9.64%
2001	1,306	$16.48 to $16.54	21,589	5.70	1.05% to 1.25%	-5.29% to -5.10%
2000	1,362	$17.41 to $17.43	23,730	(a)	(a)	(a)
Fidelity® VIP Index 500
2004	4,966	$23.38 to $23.53	116,763	1.24	1.00% to 1.10%	9.41% to 9.49%
2003	4,705	$21.37 to $21.49	101,046	1.34	1.00% to 1.10%	26.98% to 27.16%
2002	4,302	$16.83 to $16.90	72,668	1.32	1.00% to 1.10%	-23.10% to -23.32%
2001	4,378	$21.89 to $21.96	96,097	1.12	1.05% to 1.25%	-13.20% to -13.03%
2000	4,146	$25.21 to $25.25	104,650	(a)	(a)	(a)
Fidelity® VIP Overseas
2004	3,036	$8.33 to $15.65	41,057	1.10	0.00% to 1.50%	11.91% to 27.00%
2003	2,508	$7.40 to $13.88	30,341	0.50	0.25% to 1.50%	41.20% to 43.00%
2002	1,719	$5.21 to $9.79	14,076	0.74	0.00% to 1.50%	-21.47% to -20.56%
2001	1,306	$6.61 to $12.42	14,766	13.21	0.00% to 1.75%	-22.35% to -21.44%
2000	1,232	$8.47 to $15.94	18,192	(a)	(a)	(a)
Franklin Small-Mid Cap Growth
2004	6	$10.84 to $10.91	70	(e)	0.90% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Franklin Small Cap Value Securities
2004	3,359	$12.11 to $16.33	50,132	0.13	0.00% to 1.65%	21.91% to 23.12%
2003	1,312	$10.35 to $13.33	15,883	0.19	0.55% to 1.50%	30.14% to 31.36%
2002	860	$9.19 to $9.32	7,951	0.55	0.55% to 1.50%	-10.62% to -10.12%
2001	13	$10.28 to $10.30	130	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
The Growth Fund of America® - Class R-3
2004	122	$10.74 to $10.86	$ 1,320	(e)%	0.30% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
The Growth Fund of America® - Class R-4
2004	4,738	$10.80 to $11.14	51,341	(e)	0.45% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
The Income Fund of America® - Class R-3
2004	10	$10.97 to $11.08	110	(e)	0.30% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING GET Fund - Series H
2004	1,283	$10.02 to $11.03	13,499	4.66	0.25% to 1.75%	-0.19% to 1.12%
2003	1,765	$10.03 to $10.91	18,535	4.10	0.50% to 1.75%	1.37% to 2.73%
2002	2,251	$10.23 to $10.62	23,282	3.60	0.25% to 1.75%	2.95% to 3.93%
2001	2,578	$9.93 to $10.17	25,808	0.47	0.25% to 1.75%	-1.09% to 0.08%
2000	2,894	$9.87 to $10.16	29,176	(a)	(a)	(a)
ING GET Fund - Series I
2004	75	$9.96 to $10.23	770	3.87	1.75%	-0.60% to -0.58%
2003	106	$10.02 to $10.29	1,092	3.42	1.75%	1.38%
2002	117	$10.15	1,190	3.54	1.75%	3.52%
2001	128	$9.80	1,252	0.24	1.75%	-0.60%
2000	138	$9.86	1,364	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET Fund - Series J
2004	35	$9.95 to $10.11	$ 351	4.61%	1.75%	-0.70% to -0.69%
2003	38	$10.02 to $10.18	386	3.59	1.75%	0.79%
2002	39	$10.10	394	3.47	1.75%	4.23%
2001	39	$9.69	381	0.16	1.75%	-0.46%
2000	47	$9.73	457	(a)	(a)	(a)
ING GET Fund - Series K
2004	131	$9.90 to $10.32	1,349	3.63	1.25% to 1.75%	-1.17% to -0.58%
2003	167	$10.01 to $10.38	1,736	3.07	1.25% to 1.75%	0.59% to 1.07%
2002	200	$10.17 to $10.27	2,048	2.74	1.25% to 1.75%	3.90% to 4.41%
2001	231	$9.79 to $9.84	2,275	-	1.30% to 1.75%	-2.52% to -2.09%
2000	285	$10.04 to $10.05	2,863	(a)	(a)	(a)
ING GET Fund - Series L
2004	68	$10.27	696	4.24	1.25%	-0.68%
2003	101	$10.34	1,049	3.76	1.25%	2.17%
2002	117	$10.12	1,187	0.05	1.25%	1.41%
2001	131	$9.98	1,305	4.60	1.30%	-0.36%
2000	2	$10.02	16	(a)	(a)	(a)
ING GET Fund - Series Q
2004	364	$10.57	3,849	3.64	1.25%	0.67%
2003	418	$10.50	4,385	-	1.25%	3.86%
2002	498	$10.11	5,031	2.28	1.25%	(c)
2001	364	$10.00	3,642	(b)	1.05%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING GET Fund - Series S
2004	2,247	$10.18 to $10.89	23,958	2.65	0.50% to 1.75%	0.86% to 2.16%
2003	3,106	$10.09 to $10.69	32,661	0.10	0.50% to 1.75%	4.08% to 5.34%
2002	4,624	$10.04 to $10.11	46,558	(c)	0.25% to 1.75%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Balanced
2004	30,971	$11.05 to $34.36	$ 692,148	1.99%	0.00% to 1.50%	7.78% to 9.12%
2003	31,363	$10.22 to $31.70	659,370	1.96	0.25% to 1.50%	17.10% to 18.62%
2002	32,476	$10.03 to $26.92	597,925	1.06	0.00% to 1.50%	-11.64% to -10.62%
2001	36,765	$11.27 to $30.30	768,043	5.73	0.00% to 1.75%	-5.66% to -4.54%
2000	38,718	$11.85 to $31.93	875,436	(a)	(a)	(a)
ING VP Emerging Markets
2004	1,038	$10.10 to $10.13	10,509	0.84	1.00%	20.45% to 20.53%
2003	973	$8.38 to $8.41	8,172	-	1.00%	45.74% to 45.75%
2002	871	$5.75 to $5.77	5,020	-	1.00%	-10.24% to -10.23%
2001	859	$6.41 to $6.43	5,519	20.84	1.00% to 1.25%	-11.54% to -11.37%
2000	878	$7.24 to $7.25	6,367	(a)	(a)	(a)
ING VP Intermediate Bond
2004	20,579	$10.21 to $74.70	407,745	1.50	0.00% to 1.95%	3.31% to 4.59%
2003	20,885	$10.04 to $71.97	408,185	1.72	0.25% to 1.50%	4.71% to 6.06%
2002	24,208	$13.07 to $68.41	458,178	3.22	0.00% to 1.50%	6.72% to 7.96%
2001	23,313	$12.15 to $63.81	409,596	6.40	0.00% to 1.75%	7.12% to 8.37%
2000	17,978	$11.26 to $59.29	301,919	(a)	(a)	(a)
ING VP Money Market
2004	14,934	$9.98 to $50.07	216,952	1.09	0.00% to 1.50%	-0.49% to 0.76%
2003	17,666	$10.00 to $49.72	257,477	1.79	0.25% to 1.50%	-0.61% to .66%
2002	23,887	$11.78 to $49.45	368,846	3.78	0.00% to 1.50%	0.11% to 1.27%
2001	24,401	$11.68 to $48.83	374,569	5.45	0.00% to 1.75%	2.38% to 3.62%
2000	21,736	$11.32 to $47.51	322,714	(a)	(a)	(a)
ING VP Natural Resources
2004	1,267	$12.03 to $19.55	20,790	0.82	0.00% to 1.50%	11.01% to 30.41%
2003	940	$10.76 to $17.40	13,971	-	0.25% to 1.50%	28.54% to 30.12%
2002	1,022	$8.30 to $13.46	11,897	0.18	0.00% to 1.50%	-3.56% to -2.54%
2001	1,061	$8.54 to $13.82	12,751	-	0.00% to 1.75%	-17.19% to -16.23%
2000	1,140	$10.24 to $16.64	16,696	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Julius Baer Foreign
2004	122	$11.66 to $12.27	$ 1,428	(e)%	0.70% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS Total Return
2004	2,236	$10.84 to $13.30	29,119	2.74	0.55% to 1.50%	9.45% to 10.56%
2003	701	$11.28 to $12.03	8,289	(d)	0.55% to 1.50%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Equity Income
2004	2,052	$11.13 to $14.87	30,123	1.48	0.50% to 1.55%	13.15% to 14.30%
2003	166	$12.20 to $13.01	2,143	(d)	0.55% to 1.50%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Aeltus Enhanced Index
2004	179	$8.41 to $11.01	1,536	0.68	0.60% to 1.50%	8.35% to 9.36%
2003	101	$7.76 to $10.13	800	0.65	0.60% to 1.50%	25.57% to 26.56%
2002	19	$6.18 to $8.04	126	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING American Century Select
2004	230	$8.84 to $9.95	2,070	-	0.40% to 1.50%	3.15% to 4.31%
2003	253	$8.57 to $10.38	2,194	-	0.40% to 1.50%	32.25% to 33.38%
2002	39	$6.48 to $6.85	255	(c)	0.75% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING American Century Small Cap Value
2004	1,961	$11.64 to $13.29	$ 25,577	0.04%	0.00% to 1.50%	19.50% to 20.75%
2003	582	$10.77 to $10.94	6,307	0.17	0.55% to 1.50%	33.46% to 34.73%
2002	227	$8.07 to $8.12	1,834	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Baron Small Cap Growth
2004	3,951	$12.10 to $16.51	58,317	-	0.00% to 1.50%	26.05% to 27.38%
2003	1,313	$10.23 to $13.03	15,257	-	0.40% to 1.50%	31.49% to 32.65%
2002	372	$8.67 to $8.73	3,239	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Goldman Sachs® Capital Growth
2004	138	$9.96 to $11.06	1,490	0.09	0.60% to 1.50%	7.17% to 8.11%
2003	83	$9.27 to $10.37	827	-	0.60% to 1.50%	21.72% to 22.96%
2002	43	$7.59 to $8.32	347	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan International
2004	7,709	$10.97 to $22.92	138,552	1.10	0.00% to 1.50%	17.11% to 18.98%
2003	8,116	$9.30 to $19.47	126,504	0.98	0.25% to 1.50%	27.52% to 29.04%
2002	8,676	$7.24 to $15.19	107,839	0.62	0.00% to 1.50%	-19.30% to -18.37%
2001	9,398	$8.90 to $18.73	145,566	23.69	0.00% to 1.75%	-28.02% to -27.18%
2000	10,064	$12.27 to $25.91	219,543	(a)	(a)	(a)
ING JPMorgan Mid Cap Value
2004	1,022	$11.71 to $14.33	14,426	0.22	0.00% to 1.50%	18.76% to 20.12%
2003	339	$10.24 to $11.93	3,999	0.44	0.45% to 1.50%	28.20% to 29.21%
2002	113	$9.15 to $9.21	1,038	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING MFS Capital Opportunities
2004	7,187	$9.80 to $29.32	$ 143,585	0.44%	0.00% to 1.50%	11.16% to 12.65%
2003	8,274	$8.73 to $26.23	151,497	0.19	0.25% to 1.50%	26.12% to 27.71%
2002	8,811	$7.36 to $20.69	129,150	-	0.00% to 1.50%	-31.20% to -30.41%
2001	9,985	$10.67 to $29.93	216,006	18.63	0.00% to 1.75%	-25.88% to -25.02%
2000	9,596	$14.36 to $40.20	291,499	(a)	(a)	(a)
ING OpCap Balanced Value
2004	1,519	$11.21 to $13.80	20,474	1.09	0.55% to 1.50%	8.60% to 9.70%
2003	752	$10.29 to $12.58	9,183	1.63	0.55% to 1.50%	28.44% to 29.44%
2002	59	$8.00 to $9.69	515	(c)	0.70% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Global Portfolio
2004	182	$12.22 to $12.52	2,264	-	0.60% to 1.50%	13.36% to 14.26%
2003	119	$10.78 to $10.94	1,294	-	0.65% to 1.50%	29.96% to 30.90%
2002	24	$8.30 to $8.35	202	(c)	0.70% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING PIMCO Total Return
2004	3,872	$10.21 to $11.64	43,692	-	0.40% to 1.50%	2.73% to 3.93%
2003	2,845	$10.02 to $11.20	31,227	3.56	0.40% to 1.50%	2.52% to 3.44%
2002	1,518	$10.70 to $10.77	16,279	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Salomon Brothers Aggressive Growth - Initial Class
2004	19,676	$8.28 to $14.64	228,353	-	0.00% to 1.50%	7.99% to 26.50%
2003	22,307	$7.60 to $13.51	239,784	-	0.25% to 1.50%	36.05% to 37.92%
2002	21,979	$5.54 to $9.90	175,927	-	0.00% to 1.50%	-36.27% to -35.53%
2001	24,305	$8.63 to $15.50	305,237	6.20	0.00% to 1.75%	-26.33% to -25.47%
2000	24,658	$11.63 to $20.98	425,188	*	*	*

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Salomon Brothers Aggressive Growth - Service Class
2004	2	$10.32	$ 16	(e)%	0.70%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING Salomon Brothers Fundamental Value
2004	602	$11.12 to $18.10	10,359	-	0.55% to 1.50%	6.81% to 7.87%
2003	578	$10.39 to $16.78	9,414	1.39	0.55% to 1.50%	38.62% to 39.78%
2002	23	$7.48 to $11.99	244	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Salomon Brothers Investors Value
2004	427	$10.74 to $14.14	5,760	0.92	0.55% to 1.50%	8.37% to 9.44%
2003	321	$9.88 to $12.92	4,019	0.69	0.55% to 1.50%	29.49% to 30.54%
2002	67	$7.62 to $9.89	635	(c)	0.60% to 1.40%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Diversified Mid Cap Growth - Service Class
2004	1,207	$7.62 to $11.27	9,594	-	0.45% to 1.50%	6.87% to 8.09%
2003	1,287	$7.13 to $10.49	9,420	-	0.45% to 1.50%	42.51% to 43.68%
2002	166	$5.00 to $7.32	902	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Growth Equity - Initial Class
2004	14,985	$11.28 to $23.81	291,385	0.16	0.00% to 1.50%	8.36% to 10.00%
2003	13,740	$10.37 to $21.86	246,603	0.15	0.00% to 1.50%	28.96% to 30.55%
2002	12,185	$9.02 to $16.86	169,889	0.19	0.00% to 1.50%	-24.44% to -23.64%
2001	12,122	$11.85 to $22.20	223,753	15.67	0.00% to 1.75%	-11.56% to -10.53%
2000	11,636	$13.30 to $24.99	244,865	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Growth Equity - Service Class
2004	20	$10.64 to $12.16	$ 219	(e)%	0.40% to 1.30%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING UBS U.S. Large Cap Equity
2004	10,068	$9.67 to $16.40	135,468	0.78	0.00% to 1.50%	13.00% to 15.41%
2003	10,747	$8.55 to $14.33	128,075	0.58	0.25% to 1.50%	23.02% to 24.66%
2002	11,666	$6.95 to $11.58	114,492	0.20	0.00% to 1.50%	-26.01% to -25.15%
2001	12,954	$9.39 to $15.50	172,262	20.46	0.00% to 1.75%	-22.07% to -21.20%
2000	13,514	$12.05 to $19.72	234,529	(a)	(a)	(a)
ING Van Kampen Comstock
2004	5,605	$11.21 to $14.42	71,730	-	0.40% to 1.95%	15.01% to 16.27%
2003	2,951	$10.46 to $12.47	32,018	0.89	0.40% to 1.50%	27.74% to 28.90%
2002	983	$8.29 to $8.35	8,175	(c)	0.55% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Equity and Income
2004	105	$10.44 to $33.04	2,372	0.37	0.55% to 1.50%	8.97% to 9.99%
2003	50	$9.55 to $30.04	911	0.14	0.55% to 1.50%	25.13% to 26.26%
2002	42	$7.61 to $23.76	474	(c)	0.60% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Strategic Allocation Balanced
2004	4,481	$10.67 to $18.08	70,666	1.25	0.00% to 1.55%	8.56% to 9.97%
2003	4,016	$10.24 to $16.55	58,446	1.48	0.25% to 1.50%	17.67% to 19.12%
2002	3,907	$8.84 to $13.98	47,846	2.59	0.00% to 1.50%	-10.89% to -9.85%
2001	4,144	$9.85 to $15.59	57,038	2.54	0.00% to 1.75%	-8.39% to -7.32%
2000	4,127	$10.67 to $16.92	62,530	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Strategic Allocation Growth
2004	5,143	$10.83 to $18.78	$ 81,653	1.05%	0.00% to 1.55%	10.31% to 14.79%
2003	4,838	$9.86 to $16.92	69,833	0.88	0.25% to 1.50%	22.46% to 23.96%
2002	4,739	$7.99 to $13.73	56,046	1.75	0.00% to 1.50%	-15.04% to -14.06%
2001	4,817	$9.34 to $16.07	67,010	1.60	0.00% to 1.75%	-12.87% to -11.85%
2000	4,801	$10.63 to $18.33	77,057	(a)	(a)	(a)
ING VP Strategic Allocation Income
2004	2,282	$10.48 to $17.77	36,460	1.81	0.00% to 1.55%	6.38% to 7.76%
2003	2,238	$10.18 to $16.50	33,837	2.30	0.25% to 1.50%	11.92% to 13.28%
2002	2,347	$10.23 to $14.66	31,610	3.44	0.00% to 1.50%	-5.77% to -4.68%
2001	2,600	$10.77 to $15.41	37,096	4.35	0.00% to 1.75%	-3.84% to -2.71%
2000	2,622	$11.12 to $15.89	39,124	(a)	(a)	(a)
ING Financial Services
2004	1	$10.87	9	(e)	0.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Growth and Income
2004	108,588	$8.47 to $267.99	2,182,323	2.32	0.00% to 1.50%	6.78% to 21.16%
2003	121,775	$7.87 to $249.58	2,310,967	-	0.25% to 1.50%	24.14% to 25.78%
2002	139,292	$6.29 to $199.83	2,141,418	0.84	0.00% to 1.50%	-26.11% to -25.25%
2001	162,099	$8.45 to $268.94	3,399,498	0.60	0.00% to 1.75%	-19.62% to -18.68%
2000	178,363	$10.44 to $332.72	4,739,548	(a)	(a)	(a)
ING GET US Core - Series 1
2004	212	$10.51	2,224	0.70	1.25%	2.24%
2003	231	$10.28	2,378	(d)	1.25%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET US Core - Series 2
2004	1,821	$10.23 to $10.31	$ 18,726	0.11%	1.00% to 1.65%	1.99% to 2.59%
2003	2,055	$10.03 to $10.05	20,639	(d)	1.05% to 1.65%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING GET US Core - Series 3
2004	5,300	$9.95 to $10.02	52,924	0.00	1.00% to 1.75%	-0.40% to 0.20%
2003	21	$9.99 to $10.00	207	(d)	0.80% to 1.25%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING GET US Core - Series 5
2004	66	$10.47	696	(e)	1.75%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING GET US Core - Series 6
2004	556	$10.08	5,605	(e)	1.75%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING GET US Core - Series 7
2004	402	$10.00	4,017	(e)	1.00% to 1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GNMA Income
2004	40	$10.10 to $10.20	$ 404	(e)%	0.30% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING Intermediate Bond
2004	52	$10.20 to $10.29	535	(e)	0.40% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Science and Technology
2004	11,027	$3.56 to $10.00	40,737	-	0.00% to 1.50%	-2.73% to 132.01%
2003	12,668	$3.64 to $10.26	47,295	-	0.25% to 1.50%	43.36% to 45.25%
2002	8,904	$2.53 to $2.64	23,001	-	0.00% to 1.50%	-42.16% to -41.49%
2001	7,145	$4.35 to $4.50	31,754	-	0.00% to 1.75%	-24.13% to -23.22%
2000	4,262	$5.71 to $5.87	24,855	(a)	(a)	(a)
ING VP Growth
2004	6,937	$5.37 to $15.14	89,883	0.12	0.00% to 1.50%	5.63% to 6.92%
2003	7,779	$5.06 to $14.18	95,972	-	0.25% to 1.50%	28.43% to 30.14%
2002	7,963	$3.92 to $10.79	76,539	-	0.00% to 1.50%	-30.00% to -29.19%
2001	8,753	$5.57 to $15.43	120,765	11.29	0.00% to 1.75%	-28.16% to -27.32%
2000	8,901	$7.72 to $21.24	171,159	(a)	(a)	(a)
ING VP Index Plus LargeCap
2004	32,461	$10.67 to $19.66	562,520	0.99	0.00% to 1.95%	8.92% to 10.32%
2003	31,590	$9.74 to $17.85	503,421	1.04	0.25% to 1.50%	24.22% to 25.85%
2002	29,577	$8.36 to $14.03	378,460	0.24	0.00% to 1.50%	-22.70% to -21.80%
2001	27,743	$10.73 to $18.18	459,606	4.07	0.00% to 1.75%	-14.92% to -13.92%
2000	25,137	$12.52 to $21.13	488,938	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Index Plus MidCap
2004	18,764	$11.22 to $20.56	$ 361,470	0.40%	0.00% to 1.85%	14.85% to 16.29%
2003	14,056	$10.18 to $17.68	233,761	0.39	0.25% to 1.50%	30.49% to 32.14%
2002	11,364	$12.33 to $13.38	144,261	0.45	0.00% to 1.50%	-13.40% to -12.40%
2001	6,071	$14.24 to $15.20	88,491	5.86	0.00% to 1.75%	-2.80% to-1.67%
2000	3,705	$14.65 to $15.46	55,395	(a)	(a)	(a)
ING VP Index Plus SmallCap
2004	10,466	$11.68 to $16.34	158,486	0.15	0.00% to 1.85%	20.22% to 21.76%
2003	7,540	$10.20 to $13.42	93,931	0.17	0.25% to 1.50%	34.15% to 35.83%
2002	5,909	$8.96 to $9.88	54,579	0.17	0.00% to 1.50%	-14.50% to -13.51%
2001	2,687	$10.48 to $11.37	28,860	4.91	0.00% to 1.75%	0.87% to 2.05%
2000	1,211	$9.94 to $11.14	12,843	(a)	(a)	(a)
ING VP International Equity
2004	1,509	$6.71 to $12.18	14,340	1.20	0.00% to 1.50%	15.42% to 32.77%
2003	1,451	$5.79 to $10.52	11,933	1.01	0.25% to 1.50%	30.10% to 31.82%
2002	1,316	$4.43 to $6.40	8,248	0.22	0.00% to 1.50%	-27.77% to -26.93%
2001	1,269	$6.10 to $8.79	10,978	0.11	0.00% to 1.75%	-25.02% to -24.14%
2000	1,117	$8.09 to $11.62	12,949	(a)	(a)	(a)
ING VP Small Company
2004	9,070	$11.02 to $23.47	175,779	0.28	0.00% to 1.50%	12.69% to 14.09%
2003	9,733	$9.73 to $20.60	167,432	0.25	0.25% to 1.50%	35.44% to 37.18%
2002	9,115	$7.15 to $14.86	115,085	0.48	0.00% to 1.50%	-24.37% to -23.50%
2001	7,976	$9.41 to $19.68	134,200	3.51	0.00% to 1.75%	2.44% to 3.64%
2000	6,314	$9.15 to $19.00	104,712	(a)	(a)	(a)
ING VP Value Opportunity
2004	6,985	$9.66 to $18.79	110,369	0.80	0.00% to 1.50%	8.48% to 9.86%
2003	8,963	$8.85 to $17.11	133,176	0.77	0.25% to 1.50%	22.79% to 24.30%
2002	9,633	$9.09 to $13.82	115,345	0.46	0.00% to 1.50%	-27.07% to -26.22%
2001	7,322	$12.37 to $18.98	118,660	4.66	0.00% to 1.75%	-10.97% to -9.93%
2000	3,530	$13.79 to $20.91	63,066	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Financial Services
2004	17	$11.12 to $11.44	$ 194	(e)%	0.75% to 1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP International Value
2004	4,834	$11.49 to $13.33	58,379	1.23	0.30% to 1.50%	15.63% to 16.94%
2003	3,157	$10.17 to $11.47	32,591	1.19	0.40% to 1.50%	27.92% to 29.37%
2002	1,603	$7.95 to $8.07	12,825	0.86	0.45% to 1.50%	-16.56% to -16.17%
2001	160	$9.54 to $9.56	1,529	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP MagnaCap
2004	183	$9.45 to $9.68	1,748	1.63	0.60% to 1.50%	7.39% to 8.41%
2003	177	$8.80 to $8.93	1,571	1.04	0.60% to 1.50%	29.18% to 30.17%
2002	80	$6.82 to $6.86	544	(c)	0.60% to 1.40%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP MidCap Opportunities
2004	536	$10.19 to $11.43	5,546	-	0.55% to 1.50%	9.81% to 20.57%
2003	447	$9.28 to $9.50	4,191	-	0.55% to 1.50%	34.69% to 35.91%
2002	66	$6.89 to $6.99	457	-	0.55% to 1.50%	-26.79% to -26.57%
2001	3	$9.45 to $9.46	30	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Real Estate
2004	1,960	$13.58 to $13.95	27,225	(e)	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP SmallCap Opportunities
2004	1,087	$7.36 to $8.08	$ 8,178	-%	0.40% to 1.50%	8.53% to 16.59%
2003	1,170	$6.78 to $6.96	8,045	-	0.40% to 1.50%	36.69% to 38.10%
2002	446	$4.96 to $5.04	2,239	-	0.45% to 1.50%	-44.29% to -44.13%
2001	7	$8.95 to $8.96	59	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING Real Estate
2004	22	$12.65 to $12.76	282	(e)	0.45% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Janus Advisor Series Balanced
2004	-	$11.40	-	(e)	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Janus Aspen Balanced
2004	16,735	$10.06 to $26.46	356,943	2.17	0.00% to 1.95%	6.91% to 8.29%
2003	19,201	$9.36 to $24.66	385,094	2.22	0.25% to 1.50%	12.34% to 13.76%
2002	19,717	$8.29 to $21.87	353,540	2.57	0.00% to 1.50%	-7.84% to -6.77%
2001	17,000	$8.95 to $23.65	338,450	2.71	0.00% to 1.75%	-6.13% to -5.04%
2000	13,548	$9.49 to $25.11	296,054	(a)	(a)	(a)
Janus Aspen Capital Appreciation
2004	365	$8.55 to $11.51	3,238	0.03	1.00% to 1.25%	16.50% to 16.80%
2003	423	$7.32 to $9.88	3,177	0.27	1.00% to 1.25%	18.75% to 19.02%
2002	326	$6.15 to $8.32	2,019	0.33	1.00% to 1.25%	-16.77%
2001	72	$7.39	530	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Flexible Income
2004	4,497	$10.30 to $21.35	$ 78,169	5.55%	0.00% to 1.50%	2.39% to 3.69%
2003	5,268	$10.03 to $20.59	89,994	4.83	0.25% to 1.50%	4.82% to 6.09%
2002	5,626	$12.74 to $19.53	92,271	4.52	0.00% to 1.50%	8.83% to 10.09%
2001	3,776	$11.67 to $17.78	56,744	6.11	0.00% to 1.75%	6.13% to 7.36%
2000	2,595	$10.97 to $16.61	36,898	(a)	(a)	(a)
Janus Aspen Growth
2004	12,324	$9.60 to $19.79	199,501	0.13	0.00% to 1.50%	2.98% to 4.25%
2003	15,153	$9.27 to $19.13	239,988	0.09	0.25% to 1.50%	29.72% to 31.47%
2002	16,346	$7.70 to $14.67	199,166	-	0.00% to 1.50%	-27.61% to -26.77%
2001	18,060	$10.56 to $20.16	305,619	0.25	0.00% to 1.75%	-25.86% to -25.00%
2000	17,916	$14.14 to $27.07	412,686	(a)	(a)	(a)
Janus Aspen Mid Cap Growth
2004	25,472	$10.94 to $24.72	458,336	-	0.00% to 1.50%	18.99% to 20.42%
2003	30,177	$9.11 to $20.68	459,241	-	0.25% to 1.50%	33.11% to 34.86%
2002	31,862	$7.88 to $15.46	369,184	-	0.00% to 1.50%	-29.01% to -28.04%
2001	34,630	$11.02 to $21.67	569,410	-	0.00% to 1.75%	-40.36% to -39.66%
2000	33,795	$18.33 to $36.17	950,193	(a)	(a)	(a)
Janus Aspen Worldwide Growth
2004	24,107	$9.48 to $23.32	425,591	0.95	0.00% to 1.50%	3.20% to 4.47%
2003	31,018	$9.09 to $22.51	536,188	1.06	0.25% to 1.50%	22.11% to 23.74%
2002	36,207	$7.94 to $18.36	513,443	0.87	0.00% to 1.50%	-26.61% to -25.61%
2001	40,344	$10.75 to $24.94	783,656	0.45	0.00% to 1.75%	-23.60% to -22.71%
2000	42,211	$13.96 to $32.52	1,083,720	(a)	(a)	(a)
Janus Twenty
2004	124	$5.87 to $5.90	730	-	0.95% to 1.10%	22.55% to 22.66%
2003	117	$4.79 to $4.81	563	0.63	0.95% to 1.10%	23.97% to 24.09%
2002	99	$3.86 to $3.88	383	0.63	0.95% to 1.10%	-24.85% to -24.74%
2001	97	$5.14 to $5.15	497	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Lord Abbett Affiliated
2004	20	$11.02 to $11.10	$ 221	(e)%	0.65% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Lord Abbett Growth and Income
2004	9,581	$11.21 to $11.85	109,667	1.07	0.45% to 1.95%	10.99% to 14.71%
2003	4,951	$10.10 to $10.44	50,532	0.93	0.45% to 1.50%	28.99% to 30.39%
2002	1,545	$7.83 to $7.93	12,172	1.05	0.55% to 1.50%	-19.17% to -18.81%
2001	126	$9.70 to $9.72	1,226	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Mid-Cap Value - Class VC
2004	7,424	$12.45 to $15.68	96,241	0.40	0.00% to 1.50%	22.18% to 36.28%
2003	2,735	$10.19 to $12.77	28,509	0.67	0.45% to 1.50%	22.92% to 24.05%
2002	1,213	$8.29 to $8.41	10,124	1.08	0.55% to 1.50%	-10.91% to -10.64%
2001	28	$9.34 to $9.35	265	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Mid Cap Value Fund - Class A
2004	24	$11.91 to $14.25	290	(e)	0.50% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Lord Abbett Small-Cap Value
2004	45	$11.74 to $11.84	530	(e)	0.65% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Massachusetts Investors Growth Stock
2004	17	$10.55 to $10.58	$ 180	(e)%	0.70% to 0.95%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
MFS® Total Return
2004	5,159	$14.45 to $14.54	74,758	1.56	1.00% to 1.10%	10.14% to 10.24%
2003	4,414	$13.12 to $13.19	58,033	1.66	1.00% to 1.10%	14.99% to 15.20%
2002	3,443	$11.41 to $11.45	39,338	1.50	1.00% to 1.10%	-6.21% to -6.11%
2001	1,743	$12.16 to $12.20	21,228	3.77	1.05% to 1.25%	-1.00% to -0.81%
2000	395	$12.28 to $12.30	4,860	(a)	(a)	(a)
Moderate Allocation Portfolio
2004	6	$10.72	63	(e)	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Mutual Discovery
2004	16	$11.54 to $11.60	186	(e)	0.45% to 1.05%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
New Perspective Fund® - Class R-3
2004	18	$11.12 to $11.17	204	(e)	0.30% to 0.80%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
New Perspective Fund® - Class R-4
2004	762	$11.30 to $11.66	$ 8,638	(e)%	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Capital Appreciation
2004	21	$10.27 to $10.36	217	(e)	0.65% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Developing Markets
2004	1,557	$12.94 to $29.69	37,377	2.10	0.55% to 1.65%	31.71%
2003	429	$14.57	6,248	4.56	1.00%	63.52%
2002	145	$8.91	1,294	2.50	1.00%	-2.58%
2001	24	$9.15 to $13.82	223	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Oppenheimer Global
2004	-	$14.57	4	(e)	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Main Street Fund® - Class A
2004	1	$10.56 to $10.63	13	(e)	0.90% to 1.60%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Aggressive Growth
2004	-	$0.00	$ 3	-%	1.25%	0.00%
2003	-	-	4	-	1.25%	-
2002	-	-	3	(c)	1.25%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Global Securities
2004	22,250	$11.36 to $19.26	410,368	1.10	0.00% to 1.80%	17.37% to 18.89%
2003	16,092	$10.51 to $16.20	251,043	0.55	0.25% to 1.50%	40.97% to 43.00%
2002	10,640	$10.74 to $11.36	117,400	0.51	0.00% to 1.50%	-23.30% to -22.41%
2001	6,078	$14.01 to $14.59	86,986	10.25	0.00% to 1.75%	-13.36% to -12.34%
2000	3,052	$16.17 to $16.76	50,259	(a)	(a)	(a)
Oppenheimer Main Street® Fund/VA
2004	-	$0.00	43	-	1.25% to 1.50%	0.00%
2003	-	-	32	-	1.25% to 1.50%	-
2002	-	-	28	(c)	1.25% to 1.50%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Oppenheimer Main Street® Small Cap
2004	-	$12.30	5	(e)	1.25%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Oppenheimer Strategic Bond
2004	3,306	$10.88 to $14.98	47,078	4.44	0.00% to 1.95%	7.08% to 8.47%
2003	2,470	$10.31 to $13.81	32,607	5.57	0.25% to 1.50%	16.27% to 17.73%
2002	1,474	$11.06 to $11.73	16,662	6.58	0.00% to 1.50%	5.84% to 7.07%
2001	924	$10.45 to $10.91	9,817	6.28	0.00% to 1.75%	3.28% to 4.48%
2000	586	$10.12 to $10.79	6,010	(a)	(a)	(a)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Pax World Balanced
2004	1,550	$10.45 to $11.12	$ 16,523	0.96%	0.55% to 1.65%	11.98% to 12.45%
2003	378	$9.43 to $9.56	3,605	1.04	0.85% to 1.25%	15.85% to 16.30%
2002	195	$8.14 to $8.22	1,605	1.68	0.85% to 1.25%	-9.77%
2001	254	$9.10	2,309	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
PIMCO NFJ Small-Cap Value
2004	4	$12.00	53	(e)	0.90%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
PIMCO VIT Real Return
2004	882	$10.43 to $10.83	9,519	(e)	0.60% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer High Yield
2004	42	$10.38 to $10.48	437	(e)	0.60% to 1.65%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Equity Income VCT
2004	2,471	$11.02 to $13.99	28,279	2.17	0.00% to 1.95%	14.64% to 17.70%
2003	1,096	$9.61 to $12.14	10,691	2.39	0.45% to 1.50%	20.73% to 21.93%
2002	472	$7.96 to $8.07	3,782	2.54	0.55% to 1.50%	-16.99% to -16.62%
2001	9	$9.60 to $9.62	88	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Pioneer Fund
2004	-	$12.57	$ 1	(e)%	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Fund VCT
2004	256	$10.03 to $10.94	2,601	1.16	0.55% to 1.50%	9.62% to 10.60%
2003	165	$9.15 to $9.37	1,522	1.13	0.55% to 1.50%	21.84% to 23.13%
2002	57	$7.51 to $7.61	432	1.24	0.55% to 1.50%	-20.16% to -19.80%
2001	1	$9.41 to $9.43	9	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer High Yield VCT
2004	419	$10.63 to $11.03	4,468	(e)	0.65% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Mid Cap Value VCT
2004	3,402	$11.67 to $16.27	49,664	0.27	0.00% to 1.60%	20.27% to 21.91%
2003	983	$10.27 to $13.46	11,735	0.16	0.55% to 1.50%	35.44% to 36.73%
2002	245	$8.70 to $8.82	2,143	0.33	0.55% to 1.50%	-12.53% to -12.05%
2001	8	$9.95 to $9.97	81	(b)	0.00% to 1.75%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
Scudder Equity 500 Index
2004	-	$12.34	2	(e)	1.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
T. Rowe Price Mid-Cap Value
2004	53	$11.54 to $11.64	$ 619	(e)%	0.50% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Templeton Foreign
2004	39	$11.36 to $11.46	450	(e)	0.65% to 1.65%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Templeton Growth
2004	5	$11.26 to $11.31	61	(e)	0.95% to 1.45%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Templeton Global Bond
2004	572	$11.59 to $17.55	6,775	(e)	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
UBS U.S. Small Cap Growth
2004	4	$10.71	48	(e)	0.70%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Vanguard® 500 Index
2004	1	$10.82	$ 13	(e)%	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Vanguard® Variable Insurance
2004	18	$11.19 to $11.23	208	(e)	1.10% to 1.65%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Wanger Select
2004	195	$11.39 to $11.85	2,227	(e)	0.70% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Wanger U.S. Smaller Companies
2004	186	$11.55 to $12.12	2,155	(e)	0.55% to 1.50%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
Washington Mutual InvestorsSM - Class R-3
2004	115	$10.66 to $10.77	1,232	(e)	0.30% to 1.40%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

ING life insurance and annuity company
variable annuity account c

Notes to Financial Statements

Investment
		Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division		(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Washington Mutual InvestorsSM - Class R-4
	2004	3,309	$10.80 to $11.08	$ 35,859	(e)%	0.55% to 1.50%	(e)
	2003	(e)	(e)	(e)	(e)	(e)	(e)
	2002	(e)	(e)	(e)	(e)	(e)	(e)
	2001	(e)	(e)	(e)	(e)	(e)	(e)
	2000	(e)	(e)	(e)	(e)	(e)	(e)

(a)	Not provided for 2000
(b)	As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented
(c)	As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented
(d)	As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented
(e)	As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements

Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2004, 2003 and 2002	C-3

Consolidated Balance Sheets as of
December 31, 2004 and 2003	C-4

Consolidated Statements of Changes in Shareholder's Equity for the years ended
December 31, 2004, 2003 and 2002	C-5

Consolidated Statements of Cash Flows for the years ended
December 31, 2004, 2003 (Restated) and 2002 (Restated)	C-6

Notes to Consolidated Financial Statements	C-7

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2004 and 2003, and the related consolidated statements of operations, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002. As discussed in Note 14 to the financial statements, the Company restated certain amounts presented in the statements of cash flows related to its payables for securities purchased, short-term borrowings, and investment contracts for the years ended December 31, 2003 and 2002.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 31, 2005

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations(In millions)

	Year ended December 31,
	2004	2003	2002
Revenues:
Net investment income	$ 983.1	$ 919.1	$ 959.5
Fee income	455.7	395.8	423.9
Premiums	38.5	50.1	53.9
Net realized capital gains (losses)	25.2	64.5	(101.0)
Total revenue	1,502.5	1,429.5	1,336.3
Benefits and expenses:
Interest credited and other benefits
to contractowners	739.4	723.4	707.3
Operating expenses	394.0	383.9	361.4
Amortization of deferred policy acquisition costs
and value of business acquired	127.4	106.5	181.5
Total benefits and expenses	1,260.8	1,213.8	1,250.2
Income before income taxes and cumulative effect of
change in accounting principle	241.7	215.7	86.1
Income tax expense	42.4	61.1	18.6
Income before cumulative effect of change
in accounting principle	199.3	154.6	67.5
Cumulative effect of change in accounting principle,
net of tax	-	-	(2,412.1)
Net income (loss)	$ 199.3	$ 154.6	$ (2,344.6)

The accompanying notes are an integral part of these consolidated financial statements.

C-3

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	December 31,
	2004	2003
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $16,684.7 at 2004 and $15,455.0 at 2003)	$ 17,151.3	$ 16,049.7
Equity securities, available-for-sale, at fair value
(cost of $153.9 at 2004 and $146.5 at 2003)	162.6	161.9
Mortgage loans on real estate	1,090.2	754.5
Policy loans	262.7	270.3
Other investments	57.0	53.6
Securities pledged (amortized cost of $1,258.8 at 2004 and $1,624.4 at 2003)	1,274.3	1,644.8
Total investments	19,998.1	18,934.8
Cash and cash equivalents	187.3	57.8
Short-term investments under securities loan agreement	219.5	123.9
Accrued investment income	181.7	169.6
Notes receivable from affiliate	175.0	-
Reinsurance recoverable	2,902.7	2,953.2
Deferred policy acquisition costs	414.5	307.9
Value of business acquired	1,365.2	1,415.4
Due from affiliates	25.9	41.5
Other assets	59.6	206.2
Assets held in separate accounts	33,310.5	33,014.7
Total assets	$ 58,840.0	$ 57,225.0

The accompanying notes are an integral part of these consolidated financial statements.

C-4

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	December 31,
	2004	2003
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$ 20,886.4	$ 19,276.6
Due to affiliates	49.4	92.4
Payables for securities purchased	25.1	5.4
Payables under securities loan agreement	219.5	123.9
Borrowed money	1,057.4	1,519.3
Current income taxes	82.6	85.6
Deferred income taxes	209.3	184.7
Other liabilities	275.6	276.5
Liabilities related to separate accounts	33,310.5	33,014.7
Total liabilities	56,115.8	54,579.1

Shareholder's equity:
Common stock (100,000 shares authorized; 55,000
shares issued and outstanding, $50.0 per share value)	2.8	2.8
Additional paid-in capital	4,576.5	4,646.5
Accumulated other comprehensive income	67.1	116.0
Retained earnings (deficit)	(1,922.2)	(2,119.4)
Total shareholder's equity	2,724.2	2,645.9
Total liabilities and shareholder's equity	$ 58,840.0	$ 57,225.0

The accompanying notes are an integral part of these consolidated financial statements.

C-5

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder's Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income	(Deficit)	Equity

Balance at December 31, 2001	$ 2.8	$ 4,292.4	$ 55.8	$ 103.3	$ 4,454.3
Comprehensive loss:
Net loss	-	-	-	(2,344.6)	(2,344.6)
Other comprehensive income,
net of tax:
Net unrealized gain on
securities ($94.9 pretax)	-	-	61.7	-	61.7
Comprehensive loss					(2,282.9)
Distribution of IA Holdco	-	(27.4)	-	(32.7)	(60.1)
Capital contributions	-	164.3	-	-	164.3
SERP - transfer	-	(15.1)	-	-	(15.1)
Other changes	-	2.3	-	-	2.3
Balance at December 31, 2002	2.8	4,416.5	117.5	(2,274.0)	2,262.8
Comprehensive income:
Net income	-	-	-	154.6	154.6
Other comprehensive loss,
net of tax:
Net unrealized loss on
securities (($2.4) pretax)	-	-	(1.5)	-	(1.5)
Comprehensive income					153.1
Capital contributions	-	230.0	-	-	230.0
Balance at December 31, 2003	2.8	4,646.5	116.0	(2,119.4)	2,645.9
Comprehensive income:
Net income	-	-	-	199.3	199.3
Other comprehensive loss,
net of tax:
Net unrealized loss on
securities (($49.5) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Comprehensive income	-	-	-	-	150.4
Dividends paid	-	(70.0)	-	-	(70.0)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	$ 2.8	$ 4,576.5	$ 67.1	$ (1,922.2)	$ 2,724.2
The accompanying notes are an integral part of these consolidated financial statements.

C-6

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year ended December 31,
		2003	2002
	2004	(Restated)	(Restated)
Cash Flows from Operating Activities:
Net income (loss)	$ 199.3	$ 154.6	$ (2,344.6)
Adjustments to reconcile net income (loss) to net cash
provided by operating activities:
Capitalization of deferred policy acquisition costs	(168.0)	(159.7)	(127.6)
Amortization of deferred policy acquisition costs and
value of business acquired	134.3	106.5	158.5
Net accretion/decretion of discount/premium	155.9	198.9	115.5
Future policy benefits, claims reserves,
and interest credited	620.4	705.9	953.7
Impairment of goodwill	-	-	2,412.1
Provision for deferred income taxes	41.0	22.1	23.6
Net realized capital (gains) losses	(25.1)	(64.5)	101.0
Depreciation	12.4	23.3	20.9
Change in:
Accrued investment income	(2.3)	1.3	(10.0)
Reinsurance recoverable	50.5	33.3	172.7
Accounts receivable and assets accruals	18.2	(25.2)	(5.8)
Due to/from affiliates	(32.8)	47.4	8.1
Other payables and accruals	17.9	14.4	(82.8)
Net cash provided by operating activities	1,021.7	1,058.3	1,395.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	26,791.8	29,977.9	26,315.3
Equity securities, available-for-sale	85.7	130.2	57.2
Mortgage loans on real estate	71.0	16.3	2.0
Acquisition of:
Fixed maturities, available-for-sale	(26,809.0)	(31,951.6)	(28,272.8)
Equity securities, available-for-sale	(81.6)	(34.8)	(81.8)
Mortgage loans on real estate	(406.7)	(194.2)	(343.7)
Increase in policy loans	7.6	26.0	32.7
Purchases/sales of property and equipment, net	(11.7)	(5.2)	(5.8)
Change in other investments	(15.3)	(8.1)	(22.4)
Loans to affiliates	(175.0)	-	-
Net cash used in investing activities	(543.2)	(2,043.5)	(2,319.3)
The accompanying notes are an integral part of these consolidated financial statements.

C-7

ING Life Insurance And Annuity Company And Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year ended December 31,
		2003	2002
	2004	(Restated)	(Restated)
Cash Flows from Financing Activities:
Deposits for investment contracts	$ 2,089.9	$ 2,296.6	$ 1,349.1
Maturities and withdrawals from investment contracts	(1,910.4)	(1,745.5)	(741.4)
Short-term borrowings, net	(458.5)	196.5	299.7
Dividends paid to Parent	(70.0)	-	-
Capital contributions	-	230.0	-
Net cash provided by (used in) financing activities	(349.0)	977.6	907.4
Net increase (decrease) in cash and cash equivalents	129.5	(7.6)	(16.6)
Cash and cash equivalents, beginning of year	57.8	65.4	82.0
Cash and cash equivalents, end of year	$ 187.3	$ 57.8	$ 65.4
Supplemental cash flow information:
Income taxes paid, net	$ 3.2	$ 29.8	$ 6.7
Interest paid	$ 22.8	$ 32.6	$ 20.6

The accompanying notes are an integral part of these consolidated financial statements.

C-8

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company ("ILIAC"), a stock life insurance company domiciled in the state of Connecticut, and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC ("IFA") and, through February 28, 2002, ING Investment Adviser Holding, Inc. ("IA Holdco"). Until March 30, 2003, ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). Until March 30, 2003, IRSI was a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"). On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion and HOLDCO merged into Lion. As a result, ILIAC is now a direct, wholly-owned subsidiary of Lion, which in turn is an indirect, wholly-owned subsidiary of ING. ING is a global financial services company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING."

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, education (collectively "not-for-profit" organizations), and corporate markets. The Company's products generally are distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds, and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Recently Adopted Accounting Standards

Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts

The Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that revenues and expenses related to such arrangements, be consolidated with the respective lines in the Consolidated Statements of Operations. In addition, the SOP requires that additional liabilities be established for certain guaranteed death and other benefits and for products with certain patterns of cost of insurance charges. In addition, sales inducements provided to contractowners must be recognized on the Consolidated Balance Sheets separately from deferred acquisition costs and amortized as a component of benefits expense using methodology and assumptions consistent with those used for amortization of deferred policy acquisition costs ("DAC").

The Company evaluated all requirements of SOP 03-1 which resulted in the consolidation of the Separate Account supporting the guarantee option into the General Account. Requirements to establish additional liabilities for minimum guarantee benefits are applicable to the Company; however, the Company's policies on contract liabilities have historically been, and continue to be, in conformity with the newly established requirements. Requirements for recognition of additional liabilities for products with certain patterns of cost of insurance charges are not applicable to the Company. The adoption of SOP 03-1 had no significant effect on the Company's financial position, results of operations, or cash flows.

In the fourth quarter of 2004, the Company implemented Technical Practice Aid 6300.05 - 6300.08, "Q&As Related to the Implementation of SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (the "TPA").

The TPA, which was approved in September 2004, provides additional guidance regarding certain implicit assessments that may be used in testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provides additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. The adoption of the TPA did not have an impact on the Company's financial position, results of operations, or cash flows.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The implementation of SOP 03-1 also raised questions regarding the interpretation of the requirements of Statement of Financial Accounting Standards ("FAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 97-1 ("FSP FAS 97-1"), "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability," effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004 which did not have an impact on the Company's financial position, results of operations, or cash flows.

The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1 ("EITF-03-1"), "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," requiring that a three-step impairment model be applied to securities within its scope. The three-step model is applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.

Step 2: Evaluate whether an impairment is other-than-temporary.

Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value.

On September 30, 2004, the FASB issued FASB Staff Position No. EITF Issue 03-1-1 ("FSP EITF 03-1-1"), "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, 'The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,'" which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 related to steps two and three of the impairment model introduced. The delay is in effect until a final consensus can be reached on such guidance. Despite the delay of the implementation of steps two and three, other-than-temporary impairments are still to be recognized as required by existing guidance.

Earlier consensus reached by the EITF on this issue required that certain quantitative and qualitative disclosures be made for unrealized losses on debt and equity securities that have not been recognized as other-than-temporary impairments. These disclosures were adopted by the Company, effective December 31, 2003, and are included in the Investments footnote.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Accounting for Derivative Instruments and Hedging Activities

The Derivative Implementation Group ("DIG"), responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The required date of adoption of DIG B36 for the Company was October 1, 2003. The adoption did not have an impact on the Company's financial position, results of operations, or cash flows.

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

disclosures about VIEs that the variable interest holder is required to consolidate and those VIEs it is not required to consolidate but in which it has a significant variable interest.

The Company holds investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $8,489.3 as of December 31, 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company's financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2004 of $8,396.1 represents the maximum exposure to loss except for those structures for which the Company also receives asset management fees.

Guarantees

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

Goodwill Impairment

During 2002, the Company adopted FAS No. 142, "Goodwill and Other Intangible Assets." The adoption of this standard resulted in the recognition of an impairment loss of $2,412.1, net of taxes of $1,298.8, related to prior acquisitions, recorded retroactive to the first quarter of 2002. Prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the December 31, 2002 Consolidated Statement of Operations.

New Accounting Pronouncements

In December 2004, the FASB issued FAS No. 123 (revised 2004), "Share-Based Payment" ("FAS 123R"), which requires all share-based payments be recognized in the

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

financial statements based upon the fair value. FAS 123R is effective at the beginning of the first interim or annual period beginning after June 15, 2005. Earlier adoption is encouraged. FAS 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new and unvested awards beginning in the fiscal period in which the recognition provisions are first applied. Prior periods are not restated. The modified-retrospective method, entities are allowed to restate prior periods by recognizing the compensation cost in the amount previously reported in the pro forma footnote disclosures as required under FAS No. 123, "Accounting for Stock-Based Compensation."

The Company intends to early adopt the provisions of FAS 123R on January 1, 2005 using the modified-prospective method. The adoption of FAS 123R is not expected to have a material impact on the Company's financial position, results of operations or cash flows. Prior to January 2005, the Company applied the intrinsic value-based provisions set forth in APB Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior years financial information to conform to the current year presentation, including a reclassification in the amount of $9.2, net of tax, from retained earnings to accumulated other comprehensive income as of December 31, 2001 (see footnote 14).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Investments

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related changes in deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the General Account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of time and the extent to which fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized gains and losses on the sale of and unrealized capital gains and losses on investments supporting these products are included in future policy benefits and claims reserves on the Consolidated Balance Sheets. Realized capital gains and losses on all other investments are reflected in the Consolidated Statements of Operations. Unrealized

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Repurchase Agreements

The Company engages in dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities and the offsetting collateral liability is included in borrowed money on the Consolidated Balance Sheets.

Derivatives

The Company's use of derivatives is limited mainly to hedging purposes. However, these derivatives are not accounted for using hedge accounting treatment under FAS No. 133 and the Company does not seek hedge accounting treatment. The Company enters into interest rate, equity market, and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price or cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses. Derivatives are included in other investments on the Consolidated Balance Sheets.

The Company also has investments in certain fixed maturity instruments and has retail annuity products that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Changes in the fair value of embedded derivatives are recorded in net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives are included in fixed maturities.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

VOBA represents the outstanding value of in force business capitalized and is subject to amortization in purchase accounting when the Company was acquired. The value is based on the present value of estimated net cash flows embedded in the Company's contracts.

The amortization methodology used for DAC and VOBA varies by product type. FAS No. 60, "Accounting and Reporting by Insurance Enterprises," applies to traditional life insurance products, primarily whole life and term life insurance contracts. Under FAS No. 60, DAC and VOBA are amortized over the premium payment period, in proportion to the premium revenue recognized.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts (usually 25 years) in relation to the present value of estimated future gross profits from investment, mortality, and expense margins; asset-based fees, policy administration, and surrender charges; less policy maintenance fees and non-capitalized commissions, as well as realized gains and losses on investments.

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs a quarterly and annual analysis of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability and are reduced to the extent that estimated future gross profits are inadequate to recover the asset.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised ("unlocking"), retroactively to the date of the policy or contract issuance. The cumulative prior period adjustment is recognized as a component of current period

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

amortization. In general, increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

Reserves

The Company establishes and carries actuarially determined reserve liabilities which are calculated to meet its future obligations. Changes in or deviations from the assumptions used can significantly affect the Company's reserve levels and related future operations.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent benefits are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 1.5% to 11.9% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to investments and unamortized realized gains/losses on investments for experience-rated contracts. Reserves on experience-rated contracts reflect the rights of contractholders, plan participants, and the Company.

Reserves for immediate annuities with life contingent benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 4.9% to 9.5% for all years presented.

Because the sale of the domestic individual life insurance business on October 1, 1998 was substantially in the form of an indemnity reinsurance agreement, the Company includes an amount in reinsurance recoverable on the Consolidated Balance Sheet, which approximates the Company's total individual life reserves. See Note 11 to the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Sales Inducements

Sales inducements represent benefits paid to contractowners that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately and included in Other Assets on the Consolidated Balance Sheet in accordance with SOP 03-1. Prior to 2004, sales inducements were recorded as a component of DAC on the Consolidated Balance Sheet. Beginning in 2004, sales inducements are amortized as a component of interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For most annuity contracts, fee income for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed against contractowners. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits on the Consolidated Statements of Operations. Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingencies.

Separate Accounts

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate Account assets supporting variable options under annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract in shares of mutual funds which are managed by the Company or its affiliates, or other selected mutual funds not managed by the Company or its affiliates.

Separate Account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for presentation in the separate caption in the Consolidated Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2004 and 2003, unrealized gains of $7.3 and $55.7, respectively, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets, $2.9 billion and $3.0 billion at December 31, 2004 and 2003, respectively, is related to the reinsurance recoverable from Lincoln National Corporation ("Lincoln") arising from the sale of the Company's domestic life insurance business in 1998 (See Note 11).

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Investments

Fixed maturities and equity securities available-for-sale as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$ 197.3	$ 0.9	$ 0.9	$ 197.3
States, municipalities and political
subdivisions	32.1	0.2	0.9	31.4
U.S. corporate securities:
Public utilities	1,207.6	50.0	5.0	1,252.6
Other corporate securities	5,846.5	275.0	25.4	6,096.1
Total U.S. corporate securities	7,054.1	325.0	30.4	7,348.7
Foreign securities:
Government	660.2	33.9	3.1	691.0
Other	1,656.4	78.4	6.1	1,728.7
Total foreign securities	2,316.6	112.3	9.2	2,419.7
Residential mortgage-backed securities	5,497.6	65.6	58.2	5,505.0
Commercial mortgage-backed securities	1,491.2	73.2	4.4	1,560.0
Other asset-backed securities	1,354.6	22.6	13.7	1,363.5
Total fixed maturities, including
fixed maturities pledged	17,943.5	599.8	117.7	18,425.6
Less: fixed maturities pledged to creditors	1,258.8	18.0	2.5	1,274.3
Fixed maturities	16,684.7	581.8	115.2	17,151.3
Equity securities	153.9	9.2	0.5	162.6
Total investments available-for-sale	$ 16,838.6	$ 591.0	$ 115.7	$ 17,313.9

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Fixed maturities and equity securities available-for-sale as of December 31, 2003, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$ 350.0	$ 1.7	$ 0.3	$ 351.4
States, municipalities and political
subdivisions	2.1	0.1	-	2.2
U.S. corporate securities:
Public utilities	970.7	48.9	11.4	1,008.2
Other corporate securities	5,568.1	327.9	29.1	5,866.9
Total U.S. corporate securities	6,538.8	376.8	40.5	6,875.1
Foreign securities:
Government	605.2	33.7	2.8	636.1
Other	1,364.7	74.5	11.0	1,428.2
Total foreign securities	1,969.9	108.2	13.8	2,064.3
Residential mortgage-backed securities	5,903.7	91.8	35.1	5,960.4
Commercial mortgage-backed securities	1,278.5	105.0	3.3	1,380.2
Other asset-backed securities	1,036.4	34.0	9.5	1,060.9
Total fixed maturities, including
fixed maturities pledged to creditors	17,079.4	717.6	102.5	17,694.5
Less: fixed maturities pledged to creditors	1,624.4	23.8	3.4	1,644.8
Fixed maturities	15,455.0	693.8	99.1	16,049.7
Equity securities	146.5	15.5	0.1	161.9
Total investments available-for-sale	$ 15,601.5	$ 709.3	$ 99.2	$ 16,211.6

At December 31, 2004 and 2003, net unrealized appreciation of $490.8 and $630.5, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities, included $357.5 and $491.5, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in future policy benefits and claim reserves.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2004, are shown below by duration:

	Unrealized	Fair
	Loss	Value
Duration category:
Less than six months below amortized cost	$ 37.7	$ 3,319.0
More than six months and less than twelve months below cost	34.9	1,795.0
More than twelve months below amortized cost	45.6	960.5
Total investments available-for-sale	$ 118.2	$ 6,074.5

Of the unrealized losses, less than 6 months in duration of $37.7, there were $9.5 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $28.2, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $1,746.2.

Of the unrealized losses, more than 6 months and less than 12 months in duration, of $34.9, there were $16.4 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $18.5, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $829.2.

An analysis of the unrealized losses, more than 12 months in duration, of $45.6 follows. There were $15.9 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $29.7, as of December 31, 2004, related to securities reviewed for impairment under the guidance proscribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities which did not have an adverse change in cash flows for which the carrying amount was $505.6.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The amortized cost and fair value of total fixed maturities for the year ended December 31, 2004 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 395.8	$ 400.0
After one year through five years	3,650.0	3,727.4
After five years through ten years	3,128.8	3,256.4
After ten years	2,425.5	2,613.3
Mortgage-backed securities	6,988.8	7,065.0
Other asset-backed securities	1,354.6	1,363.5
Less: fixed maturities pledged to creditors	1,258.8	1,274.3
Fixed maturities	$ 16,684.7	$ 17,151.3

At December 31, 2004 and 2003, fixed maturities with carrying values of $10.9 and $11.2, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2004 or 2003.

The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2004 and 2003, approximately 4.1% and 2.8%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

The Company enters into dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase its return on investments and improve liquidity. At December 31, 2004 and 2003, the carrying value of the securities pledged in dollar rolls and repurchase agreements was $1,274.3 and $1,644.8, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreements is included in pledged securities on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $1,057.4 and $1,519.3 at December 31, 2004 and 2003, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in borrowed money on the Consolidated Balance Sheets.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Impairments

The following table identifies the Company's other-than-temporary impairments by type as of December 31:

	2004		2003		2002
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Corporate	$ -	-	$ 6.2	4	$ 0.1	2
Residential mortgage-backed	13.5	53	88.2	83	40.0	33
Limited partnership	-	-	2.0	1
Equities	-	-	-	2	0.1	2
Total	$ 13.5	53	$ 96.4	90	$ 40.2	37

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2004 and 2003 is $125.0 and $123.1, respectively.

Net Investment Income

Sources of net investment income were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ 980.5	$ 946.2	$ 964.1
Preferred stock	-	9.9	3.9
Mortgage loans on real estate	56.0	42.7	23.3
Policy loans	8.1	9.0	8.7
Cash equivalents	2.4	1.7	1.7
Other	(2.1)	(1.0)	23.4
Gross investment income	1,044.9	1,008.5	1,025.1
Less: investment expenses	61.8	89.4	65.6
Net investment income	$ 983.1	$ 919.1	$ 959.5

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Net Realized Capital Gains and Losses

Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to impairment of investments. Net realized capital gains (losses) on investments were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ 24.7	$ 63.9	$ (97.5)
Equity securities	0.5	0.6	(3.5)
Pretax net realized capital gains (losses)	$ 25.2	$ 64.5	$ (101.0)
After-tax net realized capital gains (losses)	$ 16.4	$ 41.9	$ 65.7

Net realized capital gains allocated to experience-rated contracts of $42.0, $43.9, and $63.6 for the years ended December 31, 2004, 2003 and 2002, respectively, were deducted from net realized capital gains and an offsetting amount was reflected in future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized gains (losses) allocated to experienced-rated contractholders were $233.4, $213.7, and $199.3 at December 31, 2004, 2003 and 2002, respectively.

Proceeds from the sale of fixed maturities and equity securities and the related gross gains and losses, excluding those related to experience-related contractholders, were as follows:

	Year ended December 31,
	2004	2003	2002
Proceeds on sales	$ 10,236.3	$ 12,812.5	$ 13,265.2
Gross gains	146.9	291.9	276.7
Gross losses	70.9	228.0	374.2

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Changes in shareholder's equity related to changes in accumulated other comprehensive income (net unrealized capital gains and losses on securities, including securities pledged excluding those related to experience-rated contractholders) were as follows:

	Year ended December 31,
	2004	2003	2002
Fixed maturities	$ 16.1	$ (54.3)	$ 104.8
Equity securities	(5.7)	17.9	(1.6)
Sales inducements	(0.1)	-	-
Other	(59.8)	34.0	(8.3)
Subtotal	(49.5)	(2.4)	94.9
Less: (Increase) decrease in deferred income taxes	(17.3)	(0.9)	33.2
Net increase (decrease) in accumulated other
comprehensive (loss) income	$ (32.2)	$ (1.5)	$ 61.7

2.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Fair values of these securities are based upon quoted market price.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowners upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: The carrying amounts for these liabilities approximate their fair value.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2004 and 2003 were as follows:

	2004		2003
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturity securities, including
securities pledged	$ 18,425.6	$ 18,425.6	$ 17,694.5	$ 17,694.5
Equity securities	162.6	162.6	161.9	161.9
Mortgage loans on real estate	1,090.2	1,119.8	754.5	798.5
Policy loans	262.7	262.7	270.3	270.3
Cash and cash equivalents	187.3	187.3	57.8	57.8
Assets held in Separate Accounts	33,310.5	33,310.5	33,014.7	33,014.7
Liabilities:
Investment contract liabilities:
With a fixed maturity	2,106.0	2,028.2	2,282.9	2,259.4
Without a fixed maturity	13,884.9	13,845.6	12,936.9	12,892.0
Liabilities related to Separate Accounts	33,310.5	33,310.5	33,014.7	33,014.7

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Derivative Financial Instruments

Interest Rate Floors

Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2004 or 2003.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Interest Rate Caps

Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2004 were $527.8, $5.9, and $5.9, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2003 were $739.6, $8.2, and $8.2, respectively.

Interest Rate Swaps

Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2004 were $1,766.0, $2.1, and $2.1, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $950.0, $(14.4), and $(14.4), respectively.

Foreign Exchange Swaps

Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value, and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2004 were $126.5, $(28.4), and $(28.4), respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $78.1, $(12.8), and $(12.8), respectively.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

3.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity for the year-ended December 31, 2004, 2003 and 2002 within VOBA was as follows:

Balance at December 31, 2001	$ 1,601.8
Adjustment for unrealized gain (loss)	(21.9)
Additions	25.0
Interest accrued at 7%	86.8
Amortization	(253.3)

Balance at December 31, 2002	1,438.4
Adjustment for unrealized gain (loss)	6.2
Additions	59.1
Interest accrued at 7%	92.2
Amortization	(180.5)

Balance at December 31, 2003	1,415.4
Adjustment for unrealized gain (loss)	7.9
Additions	50.1
Interest accrued at 6%	92.3
Amortization	(200.5)

Balance at December 31, 2004	$ 1,365.2

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $112.2, $105.8, $97.4, $92.4, and $90.6 for the years 2005, 2006, 2007, 2008 and 2009, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

During 2004, VOBA amortization increased principally due to higher actual gross profits, as a result of the margins earned on higher fixed and variable assets and fewer other-than-temporary impairments. Also, surrenders increased, which resulted in higher amortization for certain business.

During 2003 the Company reset long-term assumptions for the Separate Account returns from 9.0% to 8.5% (gross before fund management fees and mortality, expense, and other policy charges), reflecting a blended return of equity and other sub-accounts. The 2003 unlocking adjustment was primarily driven by improved market performance compared to expected during 2003. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $3.7 before tax, or $2.4, net of $1.3 of federal income tax expense.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term return assumptions for the Separate Account returns to 9.0% (gross before fund management fees and mortality, expense, and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 before tax, or $29.7, net of $15.9 of federal income tax benefit.

4.	Dividend Restrictions and Shareholder's Equity

The Company's ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) 10% of statutory surplus at prior year end or (2) ILIAC's prior year statutory net gain from operations.

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay cash dividends to Lion in 2003 or 2002. However, on February 28, 2002, ILIAC contributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 dividend distribution. ILIAC did not receive capital contributions from its parent in 2004 and received $230.0 and $164.3 in capital contributions during 2003 and 2002, respectively.

The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $217.2, $67.5, and $148.8 for the years ended December 31, 2004, 2003, and 2002, respectively. Statutory capital and surplus was $1,344.5 and $1,230.7 as of December 31, 2004 and 2003, respectively.

As of December 31, 2004, the Company did not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

5.	Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates an additional liability ("SOP reserves") for certain guaranteed minimum death benefits ("GMDBs") in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2004, the Separate Account liability subject to SOP 03-1 for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $4,396.0 and $0.7, respectively.

The aggregate fair value of equity securities (including mutual funds) supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2004 was $4,396.0.

6.	Income Taxes

ILIAC files a consolidated federal income tax return with its subsidiary, IICA. ILIAC has a federal tax allocation agreement with IICA whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits IICA for losses at the statutory federal tax rate.

Income taxes (benefits) from continuing operations consist of the following:

	Year ended December 31,
	2004	2003	2002
Current tax expense (benefit):
Federal	$ (3.8)	$ 37.9	$ 40.4
State	-	1.1	1.8
Total current tax expense (benefit)	(3.8)	39.0	42.2
Deferred tax expense (benefit):
Federal	46.2	22.1	(23.6)
Total deferred tax expense (benefit)	46.2	22.1	(23.6)
Total income tax expense (benefit)	$ 42.4	$ 61.1	$ 18.6

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

	Year ended December 31,
	2004	2003	2002
Income before income taxes and cumulative
effect of change in accounting principle	$ 241.7	$ 215.7	$ 86.1
Tax rate	35%	35%	35%
Income tax at federal statutory rate	84.6	75.5	30.1
Tax effect of:
State income tax, net of federal benefit	-	0.7	1.2
Dividends received deduction	(9.6)	(14.0)	(5.3)
IRS audit settlement	(33.0)
Transfer of mutual fund shares	-	-	(6.7)
Other, net	0.4	(1.1)	(0.7)
Income tax expense	$ 42.4	$ 61.1	$ 18.6

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31, are presented below:

	2004	2003
Deferred tax assets:
Insurance reserves	$ 286.4	$ 263.7
Unrealized gains allocable to experience-rated contracts	125.1	172.0
Investments	-	69.7
Postemployment benefits	60.5	30.2
Compensation	35.5	56.0
Other, net	23.4	19.7
Total gross assets	530.9	611.3
Deferred tax liabilities:
Value of business acquired	477.8	495.4
Net unrealized capital gains	161.3	236.4
Deferred policy acquisition costs	91.3	59.2
Other, net	9.8	5.0
Total gross liabilities	740.2	796.0
Net deferred tax liability	$ 209.3	$ 184.7

Net unrealized capital gains and losses are presented as a component of Other Comprehensive Income in shareholder's equity, net of deferred taxes.

Under prior law, the Company was allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders' Surplus Account and only becomes taxable under certain conditions, which management believes to be remote.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders' Surplus Account accumulated balance of $17.2 million.

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time, as management believes the above conditions presently do not exist.

The Company establishes reserves for probable proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments. The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company for all years through the December 13, 2000 short period. The tax benefit associated with the settlement of the most recent audit is included in the 2004 financial statements. The Service has commenced its examination for the tax years ended December 31, 2000 and 2001. Additionally, various state tax audits are in process.

7.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $19.0 for 2004, $15.1 for 2003, and $6.4 for 2002, respectively.

Defined Contribution Plan

ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $8.0, $7.1 and $7.1 in 2004, 2003, and 2002, respectively.

Other Benefit Plans

The Company also sponsors a tax-qualified profit sharing plan for Career Agents that is intended to satisfy the requirements of Code Section 401(K).

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees; defined benefit pension plans for insurance salesmen who have entered into a career agent agreement and certain other individuals; and health care and life insurance benefits to retired employees and their eligible dependents. The supplemental retirement plan and defined benefit pension plan are non-qualified defined benefit pension plans, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The defined benefit plan for salesmen was terminated effective January 1, 2002, and all benefit accruals ceased. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefit charges allocated to the Company related to all of these plans for the years ended December 31, 2004, 2003, and 2002, were not significant.

8.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

    Investment advisory agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2004, 2003, and 2002, expenses were incurred in the amounts of $58.8, $53.8, and $46.5, respectively.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

    Services agreement between the Company and its affiliates effective January 2001, and amended effective January 1, 2002. For the years ended December 31, 2004, 2003, and 2002, net expenses related to the agreement where incurred in the amount of $8.6, $19.2, and $13.4, respectively.

    Expense sharing agreement with ING North America Insurance Corporation, Inc., dated as of January 1, 2001, as amended effective January 1, 2002, for administrative, management, financial, and information technology services. For the years ended December 31, 2004, 2003, and 2002, expenses were incurred in the amounts of $132.9, $136.4, and $126.0, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods.

Investment Advisory and Other Fees

ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the "Company Funds"). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. ILIAC is also compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay ILIAC a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts, amounted to $209.2, $201.4 (excludes fees paid to Aeltus Investment Management, Inc., now known as ING Investment Management LLP ("Aeltus")), and $391.8 (includes fees paid to Aeltus through February 28, 2002, when IA Holdco, Aeltus' parent, ceased to be a subsidiary of ILIAC) in 2004, 2003, and 2002, respectively.

Reciprocal Loan Agreement

ILIAC maintains a reciprocal loan agreement with ING AIH, an indirect wholly-owned subsidiary of ING and affiliate to ILIAC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

of $0.2, $0.1, and $0.1, for the years ended December 31, 2004, 2003, and 2002, respectively, and earned interest income of $1.3, $0.9, and $2.1 for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, respectively, ILIAC had a $25.0 and $41.4 receivable from ING AIH under this agreement.

Notes from Affiliate

On December 29, 2004, ING USA Annuity and Life Insurance Company ("ING USA") issued surplus notes in the aggregate principal amount of $400.0 (the "Notes") scheduled to mature on December 29, 2034, to its affiliates, ILIAC, ReliaStar Life Insurance Company ("ReliaStar Life"), and Security Life of Denver International Limited ("SLDI"), in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Company's $175.0 Notes Receivable from ING USA bears interest at a rate of 6.257% per year. Any payment of principal and/or interest is subject to the prior approval of the Insurance Commissioner of the state of Iowa. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005.

Tax Sharing Agreements

ILIAC has a federal tax sharing agreement with IICA, whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory federal tax rate.

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Capital Transactions and Dividends

In 2004, ILIAC did not receive any capital contributions. In 2003, ILIAC received $230.0 in cash capital contributions from Lion. In 2002, ILIAC received capital contributions in the form of investments in affiliated mutual funds of $164.3 from HOLDCO.

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any cash dividends to Lion in 2003 or 2002. However, on February 28, 2002, ILIAC contributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 dividend distribution.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

9.	Financing Agreements

The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which is due on demand, the Company can borrow up to $125.0 from the Bank. Interest on any borrowing accrues at an annual rate equal to (1) the cost of funds for the Bank for the period applicable for the advance plus .225% or (2) a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, the Company did not have any balances payable to the Bank.

The Company also maintains a perpetual revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $100.0 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to (1) the cost of funds for BONY for the period applicable for the advance plus .35% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002. At December 31, 2004 and 2003, the Company did not have any balances payable to BONY.

Also see Reciprocal Loan Agreement in Note 9.

10.	Reinsurance

At December 31, 2004, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1.0 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to contractowners.

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $61.1 and $63.8 as of December 31, 2004 and 2003, respectively, was sold to Lincoln.

On December 16, 1988, the Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $19.3 and $20.4 were maintained for this contract as of December 31, 2004 and 2003, respectively.

The effect of reinsurance on premiums and recoveries for the years ended December 31, 2004, 2003 and 2002, were as follows:

	Year ended December 31,
	2004	2003	2002
Direct premiums	$ 39.0	$ 51.1	$ 55.9
Reinsurance assumed	-	0.1	-
Reinsurance ceded	(0.5)	(1.1)	(2.0)
Net premiums	$ 38.5	$ 50.1	$ 53.9

11.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under operating leases that expire through 2009.

For the years ended December 31, 2004, 2003, and 2002, rent expense for leases was $18.1, $20.8 and $18.1, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2005 through 2009 are estimated to be $16.7, $15.4, $14.0, $1.3, and $0.5, respectively, and $0.1 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments of $778.2 with an estimated fair value of $778.2.

Litigation

The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission ("SEC") pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

Other Regulatory Matters

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

12.	Other Comprehensive Income

The components of other comprehensive income for the years ended December 31, 2004 and 2003 were as follows:

	As of December 31,
	2004	2003
Net unrealized capital gains (losses):
Fixed maturities	$ 124.6	$ 108.5
Equity securities	8.7	14.4
Sales inducements	(0.1)	-
Other	(8.2)	51.6
Subtotal	125.0	174.5
Less: Deferred income taxes	41.2	58.5
Net unrealized capital gains	83.8	116.0
Minimum pension liability	(16.7)	-
Net accumulated other comprehensive income	$ 67.1	$ 116.0

Net unrealized capital gains allocated to experience-rated contracts of $357.5 and $491.5 at December 31, 2004 and 2003, respectively, are reflected on the Consolidated Balance Sheets in future policy benefits and claims reserves and are not included in shareholder's equity.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Changes in accumulated other comprehensive income related to changes in net unrealized gains (losses) on securities, including securities pledged, excluding those related to experience-rated contractholders, were as follows:

	Year ended December 31,
	2004	2003	2002
Unrealized holding (losses) gains arising
during the year (1)	$ 18.6	$ (48.1)	$ 127.4
Less: reclassification adjustment for gains
(losses) and other items included in
net income(2)	50.8	(46.6)	65.7
Net unrealized (losses) gains on securities	$ (32.2)	$ (1.5)	$ 61.7

(1) Pretax net unrealized holding gains (losses) were $28.6, $(74.0), and $196.0, for the years ended December 31, 2004, 2003, and 2002, respectively.

(2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $78.1, $(71.6), and $101.1, for the years ended December 31, 2004, 2003, and 2002, respectively.

13.	Reclassifications and Changes to Prior Year Presentation

During 2004, certain changes were made to the 2003 and 2002 Statements of Operations to reflect the correct balances, as follows:

    Certain changes were made to the classification of reinsurance ceded related to certain products, which were included as a reduction to premiums.

    Certain changes were made to the classification of certain annuity and other products, which were included in premium income.

    Certain changes were made to the classification of certain benefits to contractowners, which were included as a reduction to premiums.

In addition, certain reclassifications have been made to conform to the current year presentation.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

These changes had no impact on net income or shareholder's equity of the Company. We deemed these changes to the Statement of Operations as immaterial, and, as such, have not labeled the Statement of Operations as restated. The following summarizes the corrections to each financial statement line item:

	Previously		Revised
Year ended 12/31/2003	Reported 2003	Adjustment	2003

Fee income	$ 384.3	$ 11.5	$ 395.8
Premiums	95.8	(45.7)	50.1
Total revenue	1,463.7	(34.2)	1,429.5
Interest credited and other benefits to contractowners	757.6	(34.2)	723.4
Total expense	1,248.0	(34.2)	1,213.8

	Previously		Revised
Year ended 12/31/2002	Reported 2002	Adjustment	2002

Fee income	$ 418.2	$ 5.7	$ 423.9
Premiums	98.7	(44.8)	53.9
Total revenue	1,375.4	(39.1)	1,336.3
Interest credited and other benefits to contractowners	746.4	(39.1)	707.3
Total expense	1,289.3	(39.1)	1,250.2

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Consolidated Financial Statements

Also, during 2004, certain changes were made to the 2003 and 2002 Statements of Cash Flows to reflect the correct balances, primarily related to payables for securities purchased, short-term borrowings, and investment contracts. As a result of these adjustments, we have labeled the Statements of Cash Flows for 2003 and 2002 as restated. The following summarizes the adjustments:

	Previously
	Reported	Adjustment	Restated
Year ended 12/31/2003
Net cash provided by (used for) operating activities	$ 1,254.8	$ (196.5)	$ 1,058.3
Net cash provided by (used for) financing activities	781.1	196.5	977.6

Year ended 12/31/2002
Net cash provided by (used for) operating activities	$ 1,527.7	$ (132.4)	$ 1,395.3
Net cash used for investing activities	(2,152.0)	(167.3)	(2,319.3)
Net cash provided by (used for) financing activities	607.7	299.7	907.4

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

QUARTERLY DATA (UNAUDITED)

Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 consolidated financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

The following tables show the previously reported and restated amounts for each of the periods affected in 2003.

As Restated
2004	(In millions)	First	Second	Third	Fourth
Total revenue		$ 384.5	$ 362.1	$ 376.7	$ 379.2
Income (loss) before income taxes		64.4	54.7	61.3	61.3
Income tax expense (benefit)		20.4	17.0	(14.3)	19.3
Net income		$ 44.0	$ 37.7	$ 75.6	$ 42.0

As Reported
2004	(In millions)	First	Second	Third
Total revenue		$ 387.3	$ 364.4	$ 379.0
Income (loss) before income taxes		64.4	54.7	61.3
Income tax expense (benefit)		20.4	17.0	(14.3)
Net income		$ 44.0	$ 37.7	$ 75.6

As Restated
2003	(In millions)	First	Second*	Third*	Fourth
Total revenue		$ 351.6	$ 374.5	$ 353.9	$ 349.5
Income before income taxes		17.5	109.2	25.5	63.5
Income tax expense		5.1	35.4	0.6	20.0
Net income		$ 12.4	$ 73.8	$ 24.9	$ 43.5

As Reported
2003	(In millions)	First	Second*	Third*	Fourth
Total revenue		$ 359.2	$ 381.3	$ 354.7	$ 368.5
Income before income taxes		17.5	109.2	25.5	63.5
Income tax expense		5.1	35.4	0.6	20.0
Net income		$ 12.4	$ 73.8	$ 24.9	$ 43.5

* Restated

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2004
-	Statements of Operations for the year ended December 31, 2004
-	Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003
-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Statements of Operations for the years ended December 31, 2004, 2003 and 2002
-	Consolidated Balance Sheets as of December 31, 2004 and 2003
-	Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002
-	Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
-	Notes to Consolidated Financial Statements
(b)	Exhibits
(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
(2)	Not applicable
(3.1)	Broker-Dealer Agreement • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(3.2)

Alternative Form of Wholesaling Agreement and Related Selling Agreement • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

(3.3)

Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(3.4)

Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(4.1)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.2)

Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.3)

Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.4)

Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.5)

Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.6)

Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.7)

Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.8)

Endorsement (EMM-DAC-03) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.9)

Endorsement (EMM-TABCert-03) to Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.10)

Endorsement (EMM-TABCont-03) to Contract C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.11)

Schedules: MM-HC401a-03; MM-HC401K-03; MMH-HC403b-03;
MM-HC403bv-03; MM-HC457bTE-03; and MM-HC457g-03 to Contract
G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.12)	Variable Annuity Contract (G-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.13)

Variable Annuity Contract Certificate (C-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.14)

Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.15)

Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.16)	Variable Annuity Contract (G-CDA(99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.17)

Variable Annuity Contract Certificate (C-CDA(99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.18)

Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.19)

Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.20)

Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and
I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),
GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),
GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 15, 2002.

(4.21)	Variable Annuity Contract (G-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.22)

Variable Annuity Contract Certificate (C-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.23)

Appendix A (Variable Provisions in Group Annuity Contract
G-CDA-01(NY)) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.24)	Statement of Variability to Contract G-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.25)

Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.26)

Endorsement (E-GDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.27)

Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(5.1)

Variable Annuity Contract Application (300 MOP-02(04/02)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(6.1)

Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(6.2)

By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(7)	Not applicable
(8.1)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.2)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.3)

Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

(8.4)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.5)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.6)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.7)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.8)

Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

(8.9)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.10)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.11)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.12)

Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on

August 5, 2004.

(8.13)

Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.14)

Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(8.15)

Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.16)

Amendment dated May 3, 2004 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 and December 10, 2003 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 12, 2005.

(8.17)

Administrative Services Agreement dated as of July 20, 2001 between Franklin Templeton Services, LLC, Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.18)

Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.19)

Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 of Separate Account B of Golden American Life Insurance Company (File No. 333-70600), as filed on June 5, 2003.

(8.20)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.21)

Amendment dated November 1, 2004 to the Participation Agreement between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.

Form of Amendment dated __________, 200_ to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004

(8.22)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.23)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001 • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 of Separate Account B of Golden American Life Insurance Company (File No. 333-70600), as filed on June 5, 2003.

(8.24)

Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 of Separate Account B of Golden American Life Insurance Company (File No. 333-70600), as filed on June 5, 2003.

(8.25)

Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 33-75962), as filed on December 17, 2004.

Form of Amendment dated _________, 200_ to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004

(8.26)

Fund Participation Agreement dated April 30, 2003 between The GCG Trust (renaming effective May 1, 2003 - ING Investors Trust) ING Life Insurance and Annuity Company and ING Investors Trust • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 33-23512), as filed on August 1, 2003.

(8.27)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.28)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.29)

Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.30)

Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.31)

Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.32)

Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.33)

Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.34)

Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.35)

Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.36)

Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.37)

Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.38)

Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.39)

Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

(8.40)

Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.41)

Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.42)

Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.43)

First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.44)

Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.45)

Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.46)	Participation Agreement dated as of March 30, 2004 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and ING Life Insurance and Annuity Company
(8.47)

(Retail) Participation Agreement dated as of October 1, 2000 by and Among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(Retail) Amendment dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21, 2004.

(8.48)

(Retail) Shareholder Services Agreement dated as of October 1, 1998 for Sale of Shares of The AIM Mutual Funds • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.49)

(Retail) Amendment dated as of October 1, 2000 to Shareholder Services Agreement dated as of October 1, 998 for Sale of Shares of The AIM Mutual Funds • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.50)

(Retail) Fund Participation Agreement dated as of October 26, 2000 between Alliance Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.51)

(Retail) Fund Participation Agreement dated as of April 30, 2003 among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.52)

(Retail) Business Agreement dated as of April 30, 2003 by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.53)

(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel Growth Fund and such other funds as referenced in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.54)

(Retail) First Amendment dated as of October 1, 2000 to Fund Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.55)

(Retail) Second Amendment to Fund Participation Agreement dated as of May 1, 2002 to Fund Participation Agreement dated as of April 1, 1998 and amended on October 1, 2000 between Ariel Fund (formerly Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.56)

(Retail) Fund Participation Agreement effective as of September 15, 2000 between Aetna Life Insurance and Annuity Company, Baron Asset Fund and all series thereof and Baron Capital, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.57)

(Retail) First Amendment dated February, 2001 to Fund Participation Agreement effective as of September 15, 2000 between Aetna Life Insurance and Annuity Company, Baron Asset Fund and all series thereof and Baron Capital, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.58)

(Retail) Fund Participation Agreement dated as of August 15, 2000 by and between Federated Services Company, Federated Distributors, Wachovia Bank, NA and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.59)

(Retail) Shareholder Services Agreement dated October 4, 1999 between Federated Administrative Services for the Wachovia Funds and the Wachovia Municipal Funds and Aetna Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.60)

(Retail) First Amendment dated August 15, 2000 to the Shareholder Services Agreement by and among Aetna Investment Services, Inc. and Federated Administrative Services • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.61)

(Retail) Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.62)

(Retail) First Amendment dated as of February 1 1995 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.63)

(Retail) Second Amendment dated as of May 1 1995 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.64)

(Retail) Third Amendment dated as of November 1 1995 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.65)

(Retail) Fourth Amendment dated as of September 21 1998 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.66)

(Retail) Fifth Amendment dated as of October 10 2000 to Fund Participation Agreement dated as of February 17, 1994 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.67)

(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc, Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.68)

(Retail) Amendment dated November 21, 2000 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc, Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.69)

(Retail) Second Amendment effective as of February 1, 2002 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc, Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(Retail) Form of Third Amendment effective as of February 1, 2002 to Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc. and Aetna Life Insurance and Annuity Company

(8.70)	Form of (Retail) Fund Participation Agreement between ING Equity Trust and ING Life Insurance and Annuity Company
(8.71)	Form of (Retail) Fund Participation Agreement between ING Funds Trust and ING Life Insurance and Annuity Company.
(8.72)	Form of (Retail) Fund Participation Agreement between ING Mutual Funds and ING Life Insurance and Annuity Company
(8.73)

(Retail) Fund Participation Agreement dated as of October 30, 2000 among INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.74)

(Retail) Fund Participation Agreement dated as of February 1, 2001 between Legg Mason Wood Walker, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.75)

(Retail ) Selling and Service Agreement dated as of February 1, 2001 by and among Aetna Investment Services, LLC ("AIS"), Aetna Life Insurance and Annuity Company ("ALIAC") and Legg Mason Wood Walker, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.76)

(Retail) Participation Agreement dated as of May 1, 1996 between Aetna Life Insurance and Annuity Company, Lord Abbett Family of Funds, Lord, Abbett & Co., Lord Abbett Distributor LLC • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.77)

(Retail) Amendment No. 1 dated February 1, 2001 to Participation Agreement dated as of May 1, 1996 between Aetna Life Insurance and Annuity Company, Lord Abbett Family of Funds, Lord, Abbett & Co., Lord Abbett Distributor LLC • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.78)	(Retail) Fund Participation Agreement dated as of September 15, 2000 between Massachusetts Investors Growth Stock Fund and ING Life Insurance and Annuity Company
(8.79)

(Retail) Participation Agreement dated as of August 15, 2000 between Aetna Life Insurance and Annuity Company, OppenheimerFunds Distributor, Inc. and Oppenheimer Funds Services • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.80)

(Retail) Fund Participation Agreement dated as of August 8, 2000 between Aetna Life Insurance and Annuity Company and PAX World Balanced Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.81)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.91)

(Retail) First Amendment dated as of December 31, 2003 to Selling and Services Agreement and Fund Participation Agreement dated as of March 11, 2003 by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and ING Financial Advisers, LLC and PIMCO Advisors LLC • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.82)

(Retail) Fund Participation Agreement dated as of September 21, 2000 between Aetna Life Insurance and Annuity Company, Pioneer Services Corporation, and Pioneer Funds Distributor, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.83)

(Retail) Amendment dated as of August 5, 2003 to Fund Participation Agreement dated as of September 21, 2000 among Pioneering Services Corporation, Pioneer Funds Distributor, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.84)

(Retail) Trust Networking Agreement dated as of November 7, 2000 by and between Pioneer Investment Management Shareholder Services, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.85)	(Retail) Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Services, Inc.
(8.86)

(Retail) Amendment effective January 1, 2001 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.87)

(Retail) Amendment effective January 1, 2002 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.88)

(Retail) Amendment effective January 1, 2003 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.89)

(Retail) Amendment effective March 4, 2003 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.90)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of November 1, 2002 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, UBS Global Asset Management (US) Inc. and The UBS Funds • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)

Powers of Attorney • Incorporated herein by reference to Registration Statement on Form S-2 for ING Insurance Company of America Guaranteed Account as filed with the Securities and Exchange Commission on April 7, 2005 (File No. 333-49581).

(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney[1]	Director
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Brian D. Comer[2]	President
Susan Collins[2]	Senior Vice President
Shaun P. Mathews[2]	Senior Vice President
Stephen J. Preston[3]	Senior Vice President
Boyd G. Combs[1]	Senior Vice President, Tax
James G. Auger[2]	Vice President
Marie M. Augsberger[2]	Vice President
Pamela M. Barcia[2]	Vice President
Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037	Vice President
Linda Beblo[3]	Vice President
Jeoffrey A. Block[4]	Vice President
Kevin P. Brown[2]	Vice President
Anthony V. Camp[2]	Vice President
Mary Kathleen Carey-Reid[2]	Vice President
Kevin L. Christensen[4]	Vice President
Andrew D. Chua[5]	Vice President
Elizabeth A. Clifford[3]	Vice President
Patricia M. Corbett[4]	Vice President
Karen Czizik[5]	Vice President
Terrence O. Davis[1]	Vice President
Robert B. DiMartino[2]	Vice President
Shari A. Enger[3]	Vice President
Julie A. Foster[4]	Vice President
Brian K. Haendiges[2]	Vice President
Steven J. Haun[4]	Vice President
James Hennessy[6]	Vice President
Ronald C. Hull[2]	Vice President
William S. Jasien 12701 Fair Lakes Circle, Suite 470 Fairfax, Virginia 22033	Vice President
David Kelsey[2]	Vice President
Mary A. Langevin[2]	Vice President
Roger E. Lavallee[2]	Vice President
Frederick C. Litow[1]	Vice President
William L. Lowe[1]	Vice President
Thomas A. Lutter[3]	Vice President
Gregory J. Miller[2]	Vice President
Todd E. Nevenhoven[4]	Vice President
Peg O. Norris[3]	Vice President
Ethel Pippin[2]	Vice President
Robert A. Richard[2]	Vice President
Michael Roland[6]	Vice President
Eric Steelman[3]	Vice President
Carl P. Steinhilber[2]	Vice President
Laurie M. Tillinghast[2]	Vice President
Stanley Vyner[7]	Vice President
Barry G. Ward[1]	Vice President
Christopher R. Welp[4]	Vice President
Mary Broesch[3]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Richard Lau[3]	Vice President and Actuary
Alice Su3	Vice President and Actuary
Lawrence D. Taylor[5]	Vice President and Actuary
Terry J. Boucher[2]	Vice President and Appointed Actuary
Roger W. Fisher[1]	Vice President and Chief Accounting Officer
John R. Dobo[5]	Vice President and Chief Actuary
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
David S. Pendergrass[1]	Vice President and Treasurer
Dawn M. Peck[1]	Vice President, Assistant Treasurer and Assistant Secretary
Ira Braunstein[1]	Vice President, Investments
Robert P. Browne[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice M. Moore[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[8]	Secretary
James M. Desrocher Lincoln National Life Insurance Company 350 Church Street, MPR1 Hartford, CT 06103-1106	Illustration Actuary
Jane A. Boyle[2]	Assistant Secretary
Diana R. Cavender[8]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William Hope[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
David Lee Jacobson[3]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
James M. May, III[1]	Assistant Secretary
Donna M. O'Brien[2]	Assistant Secretary
Krystal L. Ols[8]	Assistant Secretary
Loralee A. Renelt[8]	Assistant Secretary
Carol Semplice[2]	Assistant Secretary
Linda E. Senker[3]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina P. J. Steffer[8]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Diane Yell[9]	Assistant Secretary
Glenn A. Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James Taylor[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203
6	The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
7	The principal business address of this officer is 520 Madison Avenue, 10th Floor, New York, New York 10022.
8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
9	The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I (File No. 333-47527), as filed on April 7, 2005.

Item 27. Number of Contract Owners
As of February 28, 2005, there were 606,997 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.
Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 4225 Executive Square. La Jolla, California 92037	Director and President
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Shaun P. Mathews[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Senior Vice President
Susan J. Stamm[1]	Chief Financial Officer
Mark Appel 200 North Sepulveda Boulevard El Segundo, California	Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
James Drake 5 Penn Plaza, 11th Floor New York, New York	Vice President
Joseph J. Elmy[2]	Vice President, Tax
William Elmslie 5 Penn Plaza, 11th Floor New York, New York	Vice President
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
David Kelsey[1]	Vice President
Mary A. Langevin[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner Richardson, Texas	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. K. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Scott T. Neeb[4]	Vice President
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary
Deborah Rubin[3]	Vice President
Todd Smiser Lisle, Illinois	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[1]	Vice President
Bess B. Twyman[1]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
O. V. Williams 444 Seabreeze Blvd. Daytona Beach, FL 32114	Vice President
Forrest R. Wilson 2202 N. Westshore Blvd. Tampa, Florida 33607	Vice President
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Paula Cludray-Engelke[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Krystal L. Ols[5]	Assistant Secretary
Loralee A. Renelt[5]	Assistant Secretary
Edwina P. J. Steffer[5]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James Taylor[2]	Tax Officer
1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$33,938,738.36
*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2004.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-109860) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 19th day of April, 2005.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
	By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)
	By:	Brian D. Comer*

Brian D. Comer President
As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Brian D. Comer*	Director and President	)

Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director	)	April

Thomas J. McInerney		)	19, 2005
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)

Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)

Jacques de Vaucleroy		)
)
David A. Wheat*	Director and Chief Financial Officer	)

David A. Wheat		)

Roger Fisher*	Chief Accounting Officer	)

Roger Fisher		)

By:	/s/ Michael A. Pignatella

Michael A. Pignatella *Attorney-in-Fact
VARIABLE ANNUITY ACCOUNT C Exhibit Index
Exhibit No.	Exhibit

99-B.8.45	Participation Agreement dated as of March 30, 2004 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and ING Life Insurance and Annuity Company

99-B.8.69	Form of (Retail) Fund Participation Agreement between ING Equity Trust and ING Life Insurance and Annuity Company

99-B.8.70	Form of (Retail) Fund Participation Agreement between ING Funds Trust and ING Life Insurance and Annuity Company

99-B.8.71	Form of (Retail) Fund Participation Agreement between ING Mutual Funds and ING Life Insurance and Annuity Company

99-B.8.77	(Retail) Fund Participation Agreement dated as of September 15, 2000 between Massachusetts Investors Growth Stock Fund and ING Life Insurance and Annuity Company

99-B.9	Opinion and Consent of Counsel

99-B.10	Consent of Independent Registered Public Accounting Firm